================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company II
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31
Date of reporting period: February 29, 2008

================================================================================

Item 1. Reports to Stockholders

                                                               VALIC Company II

                                                                    Semi-Annual
                                                                         Report

                                                              February 29, 2008

VALIC Company II
SEMI - ANNUAL REPORT FEBRUARY 29, 2008
--------------------------------------------------------------------------------

TABLE OF CONTENTS

President's Letter.........................................................   1

Expense Example............................................................
                                                                              2

Portfolios of Investments:

   Aggressive Growth Lifestyle Fund........................................   4
   Capital Appreciation Fund...............................................   6
   Conservative Growth Lifestyle Fund......................................   9
   Core Bond Fund..........................................................  11
   High Yield Bond Fund....................................................  24
   International Small Cap Equity Fund.....................................  37
   Large Cap Value Fund....................................................  42
   Mid Cap Growth Fund.....................................................  45
   Mid Cap Value Fund......................................................  48
   Moderate Growth Lifestyle Fund..........................................  52
   Money Market II Fund....................................................  54
   Small Cap Growth Fund...................................................  57
   Small Cap Value Fund....................................................  60
   Socially Responsible Fund...............................................  66
   Strategic Bond Fund.....................................................  71
Statements of Assets and Liabilities.......................................  91
Statements of Operations...................................................  94
Statements of Changes in Net Assets........................................  97
Notes to Financial Statements.............................................. 101
Financial Highlights....................................................... 112
Approval of Advisory Agreements............................................ 120
Supplement to Prospectus................................................... 121

VALIC Company II
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six month period ending February 29, 2008.

Since the beginning of last October, global stock markets have been in a downward spiral and extremely volatile. Consumers have lost confidence in their ability to spend, which accounts for about two-thirds of economic growth in the United States. Citing the ongoing housing slump, worsening credit problems and deterioration in the job market, Federal Chairman Bernacke told the House Financial Committee toward the end of February that "the economic situation has become distinctly less favorable."

The Federal Reserve has responded to the severe credit crunch and emerging evidence of economic weakness by aggressively lowering short-term interest rates over the past six months and loosening the conditions under which it will provide liquidity to the core financial institutions in the United States. However, the availability of credit to finance new economic activity remains tight as financial institutions continue to take significant write-downs in their balance sheets. As to consumer spending, high energy and food prices combined with the housing slump have been a shock to real disposable personal income. All of these factors combined have resulted in a declining market starting last October, and the damage has been substantial in all the major indices. The S&P 500(R) Index total return for the six month period was negative 8.79%.

We believe that diversification is an important strategy in all markets, but is especially well suited during times of volatility. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in VALIC Company II and to supply you with the appropriate choices to meet your asset allocation objectives.

Additionally, once you have a plan in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                         LOGO

                                          Evelyn M. Curran, President
                                          VALIC Company II

VALIC Company II
EXPENSE EXAMPLE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company II ("VC II"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2007 and held until February 29, 2008. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended February 29, 2008" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended February 29, 2008" column and the "Expense Ratio as of February 29, 2008" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 29, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended February 29, 2008" column and the "Expense Ratio as of February 29, 2008" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 29, 2008" column would have been higher and the "Ending Account Value" would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II
EXPENSE EXAMPLE -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Actual                                    Hypothetical
                                -------------------------------------------- --------------------------------------------
                                                                                                Ending
                                                                                             Account Value
                                                   Ending                                       Using a
                                                Account Value Expenses Paid                  Hypothetical  Expenses Paid
                                   Beginning    Using Actual  During the Six    Beginning     5% Assumed   During the Six
                                 Account Value    Return at    Months Ended   Account Value    Return at    Months Ended
                                at September 1, February 29,   February 29,  at September 1, February 29,   February 29,
Fund                                 2007           2008          2008*           2007           2008          2008*
----                            --------------- ------------- -------------- --------------- ------------- --------------
Aggressive Growth Lifestyle#...    $1,000.00      $  931.38       $0.48         $1,000.00      $1,024.37       $0.50
Capital Appreciation#..........    $1,000.00      $  948.20       $4.12         $1,000.00      $1,020.64       $4.27
Conservative Growth Lifestyle#.    $1,000.00      $  964.80       $0.49         $1,000.00      $1,024.37       $0.50
Core Bond#.....................    $1,000.00      $1,035.56       $3.90         $1,000.00      $1,021.03       $3.87
High Yield Bond#...............    $1,000.00      $  975.11       $4.86         $1,000.00      $1,019.94       $4.97
International Small Cap Equity#    $1,000.00      $  887.91       $4.69         $1,000.00      $1,019.89       $5.02
Large Cap Value#@..............    $1,000.00      $  905.42       $3.84         $1,000.00      $1,020.84       $4.07
Mid Cap Growth#@...............    $1,000.00      $  903.89       $4.02         $1,000.00      $1,020.64       $4.27
Mid Cap Value#@................    $1,000.00      $  870.22       $4.88         $1,000.00      $1,019.64       $5.27
Moderate Growth Lifestyle#.....    $1,000.00      $  947.48       $0.48         $1,000.00      $1,024.37       $0.50
Money Market II#...............    $1,000.00      $1,019.36       $2.76         $1,000.00      $1,022.13       $2.77
Small Cap Growth #@............    $1,000.00      $  835.56       $5.29         $1,000.00      $1,019.10       $5.82
Small Cap Value#@..............    $1,000.00      $  880.81       $4.44         $1,000.00      $1,020.14       $4.77
Socially Responsible#@.........    $1,000.00      $  911.49       $2.66         $1,000.00      $1,022.08       $2.82
Strategic Bond#................    $1,000.00      $1,035.03       $4.50         $1,000.00      $1,020.44       $4.47





                                  Expense
                                   Ratio
                                   as of
                                February 29,
Fund                               2008*
----                            ------------
Aggressive Growth Lifestyle#...     0.10%
Capital Appreciation#..........     0.85%
Conservative Growth Lifestyle#.     0.10%
Core Bond#.....................     0.77%
High Yield Bond#...............     0.99%
International Small Cap Equity#     1.00%
Large Cap Value#@..............     0.81%
Mid Cap Growth#@...............     0.85%
Mid Cap Value#@................     1.05%
Moderate Growth Lifestyle#.....     0.10%
Money Market II#...............     0.55%
Small Cap Growth #@............     1.16%
Small Cap Value#@..............     0.95%
Socially Responsible#@.........     0.56%
Strategic Bond#................     0.89%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended February 29, 2008" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                             Actual                                    Hypothetical
                          -------------------------------------------- --------------------------------------------
                                                                                          Ending
                                                                                       Account Value
                                             Ending                                       Using a
                                          Account Value Expenses Paid                  Hypothetical  Expenses Paid    Expense
                             Beginning    Using Actual  During the Six    Beginning     5% Assumed   During the Six    Ratio
                           Account Value    Return at    Months Ended   Account Value    Return at    Months Ended     as of
                          at September 1, February 29,   February 29,  at September 1, February 29,   February 29,  February 29,
Fund                           2007           2008          2008*           2007           2008          2008*         2008*
----                      --------------- ------------- -------------- --------------- ------------- -------------- ------------
Large Cap Value Fund.....    $1,000.00       $905.42        $3.79         $1,000.00      $1,020.89       $4.02          0.80%
Mid Cap Growth Fund......    $1,000.00       $903.89        $3.98         $1,000.00      $1,020.69       $4.22          0.84%
Mid Cap Value Fund.......    $1,000.00       $870.22        $4.84         $1,000.00      $1,019.69       $5.22          1.04%
Small Cap Growth Fund....    $1,000.00       $835.56        $5.29         $1,000.00      $1,019.10       $5.82          1.16%
Small Cap Value Fund.....    $1,000.00       $880.81        $4.40         $1,000.00      $1,020.19       $4.72          0.94%
Socially Responsible Fund    $1,000.00       $911.49        $2.52         $1,000.00      $1,022.23       $2.66          0.53%

VALIC Company II Aggressive Growth Lifestyle Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                Domestic Equity Investment Companies.....  48.4%
                International Equity Investment Companies  41.0
                Fixed Income Investment Companies........  10.7
                                                          -----
                                                          100.1%
                                                          =====

*  Calculated as a percentage of net assets.

VALIC Company II Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------



                                                                    Market
                                                                    Value
                 Security Description                   Shares     (Note 2)
  ---------------------------------------------------------------------------
  AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) -- 100.1%
  Domestic Equity Investment Companies -- 48.4%
    VALIC Co. I Stock Index Fund.....................   210,275  $ 6,882,300
    VALIC Co. I Value Fund...........................   440,111    4,559,548
    VALIC Co. I Blue Chip Growth Fund................   221,952    2,150,716
    VALIC Co. II Capital Appreciation Fund........... 2,184,311   22,367,350
    VALIC Co. II Large Cap Value Fund................   417,304    5,591,878
                                                                 -----------
  Total Domestic Equity Investment Companies
     (cost $44,297,486)..............................             41,551,792
                                                                 -----------
  Fixed Income Investment Companies -- 10.7%
    VALIC Co. I Government Securities Fund...........   242,778    2,580,734
    VALIC Co. II Core Bond Fund......................   505,039    5,161,494
    VALIC Co. II High Yield Bond Fund................   174,725    1,462,445
                                                                 -----------
  Total Fixed Income Investment Companies
     (cost $9,280,675)...............................              9,204,673
                                                                 -----------
  International Equity Investment Companies -- 41.0%
    VALIC Co. I International Equities Fund.......... 2,561,417   24,948,204
    VALIC Co. I International Growth I Fund..........   491,590    6,021,974
    VALIC Co. II International Small Cap Equity Fund.   270,187    4,301,373
                                                                 -----------
  Total International Equity Investment Companies
     (cost $38,339,504)..............................             35,271,551
                                                                 -----------
  TOTAL INVESTMENTS
     (cost $91,917,665)(2)...........................     100.1%  86,028,016
  Liabilities in excess of other assets..............      (0.1)    (107,048)
                                                      ---------  -----------
  NET ASSETS                                              100.0% $85,920,968
                                                      =========  ===========

--------
# The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)See Note 3
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Computers................................   5.9%
                Agricultural Chemicals...................   5.1
                Engineering/R&D Services.................   4.7
                Finance -- Investment Banker/Broker......   4.0
                Enterprise Software/Service..............   3.6
                Medical -- Drugs.........................   3.6
                Medical Instruments......................   3.4
                Time Deposits............................   3.2
                Chemicals -- Specialty...................   3.2
                Medical Products.........................   3.1
                Applications Software....................   3.1
                Data Processing/Management...............   2.7
                Medical -- Biomedical/Gene...............   2.6
                Beverages -- Non-alcoholic...............   2.5
                Therapeutics.............................   2.4
                Networking Products......................   2.3
                Electronic Components -- Semiconductors..   2.2
                Oil Field Machinery & Equipment..........   2.1
                Web Portals/ISP..........................   2.0
                Containers -- Metal/Glass................   2.0
                Machinery -- Farming.....................   2.0
                Metal Processors & Fabrication...........   1.9
                E-Commerce/Services......................   1.9
                Energy -- Alternate Sources..............   1.8
                Banks -- Fiduciary.......................   1.8
                Computers -- Memory Devices..............   1.6
                Telephone -- Integrated..................   1.6
                Aerospace/Defense........................   1.5
                Multimedia...............................   1.4
                Finance -- Other Services................   1.3
                Transport -- Services....................   1.3
                Investment Management/Advisor Services...   1.3
                Retail -- Discount.......................   1.3
                E-Commerce/Products......................   1.2
                Oil & Gas Drilling.......................   1.2
                Retail -- Computer Equipment.............   1.2
                Metal -- Copper..........................   1.1
                Pharmacy Services........................   1.1
                Oil Companies -- Exploration & Production   1.1
                X-Ray Equipment..........................   1.0
                Oil -- Field Services....................   1.0
                Entertainment Software...................   1.0
                Semiconductor Equipment..................   0.9
                Apparel Manufacturers....................   0.8
                Diversified Manufacturing Operations.....   0.8
                Instruments -- Scientific................   0.8
                Telecommunication Equipment..............   0.8
                Computer Services........................   0.7
                Cellular Telecom.........................   0.7
                Casino Hotels............................   0.6
                Advertising Agencies.....................   0.6
                Banks -- Super Regional..................   0.5
                                                          -----
                                                          101.5%
                                                          =====

*  Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------



                                                                  Market
                                                                  Value
                    Security Description                Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 98.3%
      Advertising Agency -- 0.6%
        Omnicom Group, Inc.............................  13,600 $  607,512
                                                                ----------
      Aerospace/Defense -- 1.5%
        Lockheed Martin Corp...........................  14,400  1,486,080
                                                                ----------
      Agricultural Chemicals -- 5.1%
        Monsanto Co....................................  26,100  3,019,248
        Potash Corp. of Saskatchewan, Inc..............  13,000  2,065,700
                                                                ----------
                                                                 5,084,948
                                                                ----------
      Apparel Manufacturer -- 0.8%
        Coach, Inc.+...................................  26,500    803,480
                                                                ----------
      Applications Software -- 3.1%
        Microsoft Corp.................................  71,900  1,957,118
        Salesforce.com, Inc.+..........................  18,200  1,086,904
                                                                ----------
                                                                 3,044,022
                                                                ----------
      Banks - Fiduciary -- 1.8%
        State Street Corp..............................  22,300  1,751,665
                                                                ----------
      Banks - Super Regional -- 0.5%
        US Bancorp.....................................  14,200    454,684
                                                                ----------
      Beverages - Non - alcoholic -- 2.5%
        The Coca - Cola Co.............................  42,000  2,455,320
                                                                ----------
      Casino Hotel -- 0.6%
        Wynn Resorts, Ltd..............................   6,400    644,480
                                                                ----------
      Cellular Telecom -- 0.7%
        US Cellular Corp.+.............................  11,400    718,200
                                                                ----------
      Chemicals - Specialty -- 3.2%
        The Mosaic Co.+................................  28,300  3,149,790
                                                                ----------
      Computer Services -- 0.7%
        Cognizant Technology Solutions Corp., Class A+.  23,800    718,998
                                                                ----------
      Computers -- 5.9%
        Apple, Inc.+...................................  18,200  2,275,364
        Hewlett - Packard Co...........................  46,500  2,221,305
        Research In Motion, Ltd.+......................  13,800  1,432,440
                                                                ----------
                                                                 5,929,109
                                                                ----------
      Computers - Memory Devices -- 1.6%
        EMC Corp.+..................................... 102,600  1,594,404
                                                                ----------
      Containers - Metal/Glass -- 2.0%
        Owens - Illinois, Inc.+........................  35,800  2,020,910
                                                                ----------
      Data Processing/Management -- 2.7%
        Mastercard, Inc., Class A......................   7,700  1,463,000
        Paychex, Inc...................................  38,700  1,217,502
                                                                ----------
                                                                 2,680,502
                                                                ----------
      Diversified Manufacturing Operations -- 0.8%
        Illinois Tool Works, Inc.......................  15,600    765,492
                                                                ----------
      E - Commerce/Products -- 1.2%
        Amazon.com, Inc.+..............................  18,900  1,218,483
                                                                ----------
      E - Commerce/Services -- 1.9%
        eBay, Inc.+....................................  70,400  1,855,744
                                                                ----------
      Electronic Components - Semiconductors -- 2.2%
        Intel Corp.....................................  57,400  1,145,130
        NVIDIA Corp.+..................................  48,750  1,042,763
                                                                ----------
                                                                 2,187,893
                                                                ----------
      Energy - Alternate Sources -- 1.8%
        First Solar, Inc.+.............................   6,200  1,272,240

                                                                Market
                                                                Value
                     Security Description              Shares  (Note 2)

        ----------------------------------------------------------------
        Energy - Alternate Sources (continued)
          Sunpower Corp., Class A+....................  8,100 $  532,332
                                                              ----------
                                                               1,804,572
                                                              ----------
        Engineering/R&D Services -- 4.7%
          Jacobs Engineering Group, Inc.+............. 13,300  1,067,857
          McDermott International, Inc.+.............. 70,200  3,665,844
                                                              ----------
                                                               4,733,701
                                                              ----------
        Enterprise Software/Service -- 3.6%
          BMC Software, Inc.+......................... 32,000  1,032,960
          CA, Inc..................................... 40,000    915,200
          Oracle Corp.+............................... 89,100  1,675,080
                                                              ----------
                                                               3,623,240
                                                              ----------
        Entertainment Software -- 1.0%
          Activision, Inc.+........................... 36,800  1,002,800
                                                              ----------
        Finance - Investment Banker/Broker -- 4.0%
          Interactive Brokers Group, Inc., Class A+... 33,900  1,053,273
          TD Ameritrade Holding Corp.+................ 54,700  1,001,010
          The Charles Schwab Corp..................... 98,100  1,923,741
                                                              ----------
                                                               3,978,024
                                                              ----------
        Finance - Other Services -- 1.3%
          CME Group, Inc..............................  2,600  1,334,580
                                                              ----------
        Instruments - Scientific -- 0.8%
          Waters Corp.+............................... 12,800    763,008
                                                              ----------
        Investment Management/Advisor Services -- 1.3%
          Franklin Resources, Inc..................... 13,500  1,273,995
                                                              ----------
        Machinery - Farming -- 2.0%
          Deere & Co.................................. 23,600  2,010,956
                                                              ----------
        Medical Instruments -- 3.4%
          Intuitive Surgical, Inc.+...................  7,700  2,170,784
          St. Jude Medical, Inc.+..................... 28,000  1,203,440
                                                              ----------
                                                               3,374,224
                                                              ----------
        Medical Products -- 3.1%
          Johnson & Johnson........................... 24,600  1,524,216
          Stryker Corp................................ 24,500  1,595,195
                                                              ----------
                                                               3,119,411
                                                              ----------
        Medical - Biomedical/Gene -- 2.6%
          Amgen, Inc.+................................ 13,600    619,072
          Biogen Idec, Inc.+.......................... 31,000  1,809,160
          Genentech, Inc.+............................  1,900    143,925
                                                              ----------
                                                               2,572,157
                                                              ----------
        Medical - Drugs -- 3.6%
          Bristol - Myers Squibb Co................... 50,400  1,139,544
          Forest Laboratories, Inc.+.................. 39,800  1,582,846
          Merck & Co., Inc............................ 18,900    837,270
                                                              ----------
                                                               3,559,660
                                                              ----------
        Metal Processors & Fabrication -- 1.9%
          Precision Castparts Corp.................... 17,500  1,931,825
                                                              ----------
        Metal - Copper -- 1.1%
          Southern Copper Corp........................  9,700  1,106,867
                                                              ----------
        Multimedia -- 1.4%
          The Walt Disney Co.......................... 41,700  1,351,497
                                                              ----------
        Networking Products -- 2.3%
          Cisco Systems, Inc.+........................ 96,200  2,344,394
                                                              ----------

VALIC Company II Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/      Market
                                                         Principal     Value
                 Security Description                     Amount      (Note 2)
---------------------------------------------------------------------------------
COMMON STOCK (continued)
Oil & Gas Drilling -- 1.2%
  Noble Corp...........................................     24,000  $  1,179,600
                                                                    ------------
Oil Companies - Exploration & Production -- 1.1%
  Murphy Oil Corp......................................     13,600     1,093,168
                                                                    ------------
Oil Field Machinery & Equipment -- 2.1%
  Cameron International Corp.+.........................     22,000       934,560
  National - Oilwell Varco, Inc.+......................     19,400     1,208,620
                                                                    ------------
                                                                       2,143,180
                                                                    ------------
Oil - Field Services -- 1.0%
  Smith International, Inc.............................     16,200     1,021,086
                                                                    ------------
Pharmacy Services -- 1.1%
  Express Scripts, Inc.+...............................     18,700     1,105,170
                                                                    ------------
Retail - Computer Equipment -- 1.2%
  GameStop Corp., Class A+.............................     27,800     1,177,608
                                                                    ------------
Retail - Discount -- 1.3%
  Wal - Mart Stores, Inc...............................     25,300     1,254,627
                                                                    ------------
Semiconductor Equipment -- 0.9%
  KLA - Tencor Corp....................................     20,400       857,004
                                                                    ------------
Telecommunication Equipment -- 0.8%
  Harris Corp..........................................     15,600       761,748
                                                                    ------------
Telephone - Integrated -- 1.6%
  AT&T, Inc............................................     30,700     1,069,281
  Qwest Communications International, Inc..............     95,200       514,080
                                                                    ------------
                                                                       1,583,361
                                                                    ------------
Therapeutics -- 2.4%
  Gilead Sciences, Inc.+...............................     49,800     2,356,536
                                                                    ------------
Transport - Services -- 1.3%
  C.H. Robinson Worldwide, Inc.........................     25,900     1,314,943
                                                                    ------------
Web Portals/ISP -- 2.0%
  Google, Inc., Class A+...............................      4,300     2,026,074
                                                                    ------------
X - Ray Equipment -- 1.0%
  Hologic, Inc.+.......................................     17,300     1,043,363
                                                                    ------------
Total Long - Term Investment Securities
   (cost $89,448,938)..................................               97,974,095
                                                                    ------------
SHORT - TERM INVESTMENT SECURITIES -- 3.2%
Time Deposit -- 3.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.50% due 03/03/08
   (cost $3,225,000)................................... $3,225,000     3,225,000
                                                                    ------------
TOTAL INVESTMENTS
   (cost $92,673,938)(1)...............................      101.5%  101,199,095
Liabilities in excess of other assets..................       (1.5)   (1,485,929)
                                                        ----------  ------------
NET ASSETS --                                                100.0% $ 99,713,166
                                                        ==========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                 Domestic Equity Investment Companies...  46.6%
                 Fixed Income Investment Companies......  45.6
                 International Equity Investment Company   8.0
                                                         -----
                                                         100.2%
                                                         =====

*  Calculated as a percentage of net assets.

VALIC Company II Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Market
                                                                  Value
                 Security Description                 Shares     (Note 2)
    -----------------------------------------------------------------------
    AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) -- 100.2%
    Domestic Equity Investment Companies -- 46.6%
      VALIC Co. I Stock Index Fund.................   147,526  $ 4,828,513
      VALIC Co. I Value Fund.......................   300,000    3,107,999
      VALIC Co. I Blue Chip Growth Fund............   171,827    1,665,006
      VALIC Co. II Capital Appreciation Fund....... 1,083,991   11,100,069
      VALIC Co. II Large Cap Value Fund............   331,344    4,440,008
      VALIC Co. II Small Cap Growth Fund+..........    58,065      666,002
                                                               -----------
    Total Domestic Equity Investment Companies
       (cost $28,050,371)..........................             25,807,597
                                                               -----------
    Fixed Income Investment Companies -- 45.6%
      VALIC Co. I Government Securities Fund.......   522,124    5,550,181
      VALIC Co. II Core Bond Fund.................. 1,629,207   16,650,495
      VALIC Co. II High Yield Bond Fund               364,703    3,052,564
                                                               -----------
    Total Fixed Income Investment Companies
       (cost $25,442,329)..........................             25,253,240
                                                               -----------
    International Equity Investment Company -- 8.0%
      VALIC Co. I International Equities Fund
       (cost $4,802,981)...........................   455,855    4,440,027
                                                               -----------
    TOTAL INVESTMENTS
       (cost $58,295,681)(2).......................     100.2%  55,500,864
    Liabilities in excess of other assets..........      (0.2)     (93,443)
                                                    ---------  -----------
    NET ASSETS                                          100.0% $55,407,421
                                                    =========  ===========

--------
# The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
+  Non-income producing security
(1)See Note 3
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Federal Home Loan Mtg. Corp.............. 24.7%
                United States Treasury Notes............. 13.6
                Federal National Mtg. Assoc.............. 11.5
                Diversified Financial Services...........  8.6
                Electric -- Integrated...................  4.9
                Finance -- Investment Banker/Broker......  2.0
                Telephone -- Integrated..................  2.0
                Sovereign................................  1.9
                Special Purpose Entities.................  1.9
                Pipelines................................  1.4
                United States Treasury Bonds.............  1.3
                Banks -- Commercial......................  1.2
                Multimedia...............................  1.1
                Oil Companies -- Exploration & Production  0.9
                Diversified Manufacturing Operations.....  0.8
                Medical -- Drugs.........................  0.8
                Telecom Services.........................  0.7
                Cellular Telecom.........................  0.7
                Banks -- Super Regional..................  0.7
                Government National Mtg. Assoc...........  0.7
                Medical -- Hospitals.....................  0.6
                Steel -- Producers.......................  0.6
                Office Automation & Equipment............  0.5
                Transport -- Rail........................  0.5
                Retail -- Drug Store.....................  0.5
                Savings & Loans/Thrifts..................  0.5
                Metal -- Aluminum........................  0.4
                Chemicals -- Specialty...................  0.4
                Electric -- Generation...................  0.4
                Rental Auto/Equipment....................  0.4
                Beverages -- Wine/Spirits................  0.4
                Agricultural Operations..................  0.4
                Real Estate Investment Trusts............  0.4
                Banks -- Money Center....................  0.4
                Aerospace/Defense -- Equipment...........  0.4
                Commercial Services -- Finance...........  0.4
                Medical Products.........................  0.3
                Transport -- Air Freight.................  0.3
                Finance -- Auto Loans....................  0.3
                Cable TV.................................  0.3
                Non -- Hazardous Waste Disposal..........  0.3
                Oil Companies -- Integrated..............  0.3
                Retail -- Restaurants....................  0.3
                Agricultural Chemicals...................  0.3
                Insurance -- Multi -- line...............  0.3
                Investment Companies.....................  0.3
                Industrial Automated/Robotic.............  0.2
                Consumer Products -- Misc................  0.2
                Insurance -- Life/Health.................  0.2
                Quarrying................................  0.2
                Auto -- Cars/Light Trucks................  0.2
                Electronic Components -- Semiconductors..  0.2
                Transport -- Services....................  0.2
                Computers................................  0.2
                Food -- Misc.............................  0.2
                Metal Processors & Fabrication...........  0.2
                Broadcast Services/Program...............  0.2
                Finance -- Commercial....................  0.2
                Data Processing/Management...............  0.2
                Electronic Measurement Instruments.......  0.2
                Federal Home Loan Bank...................  0.2
                Containers -- Paper/Plastic..............  0.2
                Transport -- Marine......................  0.2
                Chemicals -- Diversified.................  0.2
                Diversified Operations...................  0.2
                Medical -- HMO...........................  0.2
                Oil Refining & Marketing.................  0.2
                Investment Management/Advisor Services...  0.2

                   Metal -- Diversified................  0.2
                   Cosmetics & Toiletries..............  0.2
                   Food -- Retail......................  0.2
                   Retail -- Discount..................  0.2
                   Paper & Related Products............  0.2
                   Airlines............................  0.1
                   Television..........................  0.1
                   Cruise Lines........................  0.1
                   Banks -- Fiduciary..................  0.1
                   Repurchase Agreements...............  0.1
                   Funeral Services & Related Items....  0.1
                   Casino Hotels.......................  0.1
                   Radio...............................  0.1
                   Finance -- Consumer Loans...........  0.1
                   Electric Products -- Misc...........  0.1
                   Insurance Brokers...................  0.1
                   Hotels/Motels.......................  0.1
                   Independent Power Producers.........  0.1
                   Containers -- Metal/Glass...........  0.1
                   Gas -- Distribution.................  0.1
                   Finance -- Mortgage Loan/Banker.....  0.1
                   Travel Services.....................  0.1
                   Real Estate Operations & Development  0.1
                   Building -- Residential/Commercial..  0.1
                   Electronic Components -- Misc.......  0.1
                   Computer Services...................  0.1
                   Recycling...........................  0.1
                   Physicians Practice Management......  0.1
                   Casino Services.....................  0.1
                                                        ----
                                                        99.4%
                                                        ====

Credit Quality+#


                         Government -- Agency..  37.4%
                         Government -- Treasury  15.1
                         AAA...................   8.8
                         AA....................   2.3
                         A.....................  12.9
                         BBB...................  12.7
                         BB....................   4.6
                         B.....................   3.4
                         CCC...................   1.7
                         Below C...............   0.1
                         Not Rated@............   1.0
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
@ Represent debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Market
                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   --------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 8.0%
   Diversified Financial Services -- 8.0%
     Banc of America Funding Corp.
      Series 2007 -C, Class 5A1
      5.40% due 05/20/36(1)........................... $2,724,058 $ 2,728,955
     Banc of America Funding Corp.
      Series 2006 - J, Class 2A1
      5.89% due 01/20/47(1)...........................  2,775,420   2,605,555
     Bear Stearns Commercial Mtg. Securities, Inc.
      Series 2007-PW15, Class A2
      5.21% due 02/11/44(3)...........................    650,000     625,678
     Bear Stearns Commercial Mtg. Securities
      Series 2006-T22, Class A4
      5.46% due 04/12/38(3)(6)........................    320,000     310,244
     Chase Funding Mtg. Loan Asset-Backed Certs.
      Series 2003-6, Class 1A6
      4.59% due 05/25/15..............................    183,242     181,158
     Chase Mtg. Finance Corp.
      Series 2007-A2, Class 1A1
      4.80% due 07/25/37(1)(6)........................  1,651,927   1,608,639
     Citigroup/Deutsche Bank Commercial Mtg. Trust
      Series 2006-CD2, Class A4
      5.36% due 01/15/46(3)(6)........................    270,000     258,105
     Commercial Mtg. Pass Through Certs.
      Series CN2A, Class A2FL
      3.36% due 02/05/19*(3)(4).......................  1,035,000     971,932
     Commercial Mtg. Pass Through Certs.
      Series 2004-LB2A, Class A3
      4.22% due 03/10/39(3)...........................    653,000     635,225
     Countrywide Asset-Backed Certs.
      Series 2006-S6, Class A3
      5.66% due 03/25/34..............................    739,000     692,081
     Countrywide Asset-Backed Certs.,
      Series 2006-S4, Class A3
      5.80% due 07/25/34..............................    910,000     753,192
     CS First Boston Mtg. Securities Corp.
      Series 2002-CKN2, Class A3
      6.13% due 04/15/37(3)...........................  1,475,000   1,495,247
     JP Morgan Chase Commercial Mtg. Securities Corp.
      Series 2007-CB20, Class A4
      5.79% due 02/12/51(3)...........................    530,000     507,820
     Ocwen Advance Receivables Backed Notes
      Series 2006-1A
      5.36% due 11/24/15*(5)..........................    500,000     462,500
     Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI6
      4.54% due 12/25/33..............................    186,780     182,867
     Swift Master Auto Receivables Trust
      Series 2007-2, Class A
      3.77% due 10/15/12(4)...........................  2,260,734   2,175,556
     Wells Fargo Mtg. Backed Securities Trust
      Series 2006-AR17, Class A2
      5.84% due 10/25/36(1)(6)........................  1,886,274   1,900,779
     Wells Fargo Mtg. Backed Securities Trust
      Series 2006-AR12, Class 2A1
      6.10% due 09/25/36(1)...........................    503,494     508,114
                                                                  -----------
   Total Asset Backed Securities
      (cost $19,184,586)..............................             18,603,647
                                                                  -----------
   CONVERTIBLE BONDS & NOTES -- 0.0%
   Telecom Services -- 0.0%
     ICO North America, Inc.
      Notes
      7.50% due 08/15/09(5)(7)(8)
      (cost $26,000)..................................     26,000      21,840
                                                                  -----------

                                                             Market
                                                  Principal  Value
                    Security Description           Amount   (Note 2)

            --------------------------------------------------------
            CORPORATE BONDS & NOTES -- 31.2%
            Aerospace/Defense - Equipment -- 0.4%
              United Technologies Corp
               Senior Notes
               4.88% due 05/01/15................ $814,000  $832,648
                                                            --------
            Agricultural Chemicals -- 0.3%
              Mosaic Global Holdings, Inc.
               Debentures
               7.38% due 08/01/18................   20,000    20,400
              Terra Capital, Inc.
               Company Guar. Notes
               7.00% due 02/01/17................  150,000   147,375
              The Mosaic Co.
               Senior Notes
               7.38% due 12/01/14*...............  395,000   419,687
                                                            --------
                                                             587,462
                                                            --------
            Agricultural Operations -- 0.4%
              Archer - Daniels - Midland Co.
               Senior Notes
               6.45% due 01/15/38................  345,000   357,545
              Cargill, Inc.
               Notes
               5.00% due 11/15/13*...............  551,000   555,715
                                                            --------
                                                             913,260
                                                            --------
            Airlines -- 0.1%
              American Airlines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.82% due 05/23/11................  145,000   137,931
              Northwest Airlines, Inc.
               Pass Through Certs.
               Series 2002-1 Class G2
               6.26% due 11/20/21................  166,525   164,860
                                                            --------
                                                             302,791
                                                            --------
            Auto - Cars/Light Trucks -- 0.2%
              DaimlerChrysler NA Holding Corp.
               Company Guar. Notes
               5.46% due 03/13/09(4).............  170,000   168,442
              Ford Motor Co.
               Debentures
               6.38% due 02/01/29................  140,000    88,200
              General Motors Corp.
               Debentures
               8.25% due 07/15/23................  380,000   287,375
                                                            --------
                                                             544,017
                                                            --------
            Banks - Commercial -- 0.4%
              Colonial Bank NA
               Sub. Notes
               6.38% due 12/01/15................  170,000   156,538
              First Maryland Capital II
               Notes
               4.09% due 02/01/27(4).............  159,000   145,990
              SouthTrust Bank
               Sub. Notes
               4.75% due 03/01/13................  170,000   173,011
              SouthTrust Corp.
               Sub. Notes
               5.80% due 06/15/14................  293,000   304,759
              Union Bank of California NA
               Sub. Notes
               5.95% due 05/11/16................  170,000   166,434
              US Bank NA
               Notes
               3.90% due 08/15/08................   32,000    31,995
                                                            --------
                                                             978,727
                                                            --------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Market
                                                   Principal   Value
                  Security Description              Amount    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Banks - Fiduciary -- 0.1%
          The Bank of New York Mellon Corp.
           Senior Notes
           4.95% due 11/01/12..................... $270,000  $  279,193
                                                             ----------
        Banks - Super Regional -- 0.6%
          Fifth Third Bancorp
           Senior Notes
           8.25% due 03/01/38.....................  400,000     402,224
          JPMorgan Chase Bank NA
           Sub. Notes
           6.13% due 11/01/08.....................  138,000     140,447
          National City Preferred Capital Trust I
           Bank Guar. Bonds
           12.00% due 12/10/12(4)(9)..............  260,000     270,679
          Wells Fargo Bank NA Sub.
           Notes
           6.45% due 02/01/11.....................  500,000     535,165
                                                             ----------
                                                              1,348,515
                                                             ----------
        Beverages - Wine/Spirits -- 0.3%
          Diageo Finance BV
           Company Guar. Notes
           3.88% due 04/01/11.....................  685,000     687,094
                                                             ----------
        Broadcast Services/Program -- 0.1%
          Nexstar Finance, Inc.
           Senior Sub. Notes
           7.00% due 01/15/14.....................  305,000     276,787
                                                             ----------
        Building - Residential/Commercial -- 0.1%
          D.R. Horton, Inc.
           Company Guar. Notes
           5.00% due 01/15/09.....................  173,000     166,945
                                                             ----------
        Cable TV -- 0.3%
          CCH II LLC/CCH II Capital Corp.
           Company Guar. Notes
           10.25% due 10/01/13....................  180,000     157,950
          CCH II LLC/CCH II Capital Corp.
           Company Guar. Notes
           11.00% due 10/01/15....................  174,000     119,190
          Charter Communications Operating LLC
           Senior Notes
           8.00% due 04/30/12*....................  175,000     162,750
          Comcast Cable Communications LLC
           Senior Notes
           7.13% due 06/15/13.....................  269,000     290,136
                                                             ----------
                                                                730,026
                                                             ----------
        Casino Hotels -- 0.1%
          MGM Mirage, Inc.
           Senior Notes
           5.88% due 02/27/14.....................  190,000     167,200
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*....................   85,000      82,025
                                                             ----------
                                                                249,225
                                                             ----------
        Casino Services -- 0.1%
          Indianapolis Downs LLC
           Sec. Notes
           11.00% due 11/01/12*...................  125,000     112,500
                                                             ----------
        Cellular Telecom -- 0.6%
          Centennial Communications Corp.
           Senior Notes
           10.45% due 01/01/13(4).................  200,000     184,000

                                                              Market
                                                  Principal   Value
                  Security Description             Amount    (Note 2)

         -------------------------------------------------------------
         Cellular Telecom (continued)
           Cingular Wireless Services, Inc.
            Senior Notes
            7.88% due 03/01/11................... $594,000  $  656,085
           Cricket Communications, Inc.
            Company Guar. Notes
            9.38% due 11/01/14*..................   20,000      17,800
           MetroPCS Wireless, Inc.
            Senior Notes
            9.25% due 11/01/14...................  160,000     140,800
           Nextel Communications, Inc.
            Company Guar. Notes
            5.95% due 03/15/14...................  400,000     298,000
           Rural Cellular Corp.
            Senior Sub. Notes
            8.12% due 06/01/13(4)................   60,000      60,600
           Rural Cellular Corp.
            Senior Notes
            8.99% due 11/01/12(4)................    5,000       5,050
                                                            ----------
                                                             1,362,335
                                                            ----------
         Chemicals - Diversified -- 0.2%
           E.I. Du Pont de Nemours & Co.
            Senior Notes
            4.88% due 04/30/14...................   54,000      55,873
           E.I. Du Pont de Nemours & Co.
            Senior Notes
            5.00% due 01/15/13...................  360,000     377,986
                                                            ----------
                                                               433,859
                                                            ----------
         Chemicals - Specialty -- 0.4%
           Huntsman International LLC
            Company Guar. Notes
            7.88% due 11/15/14...................  160,000     165,600
           Lubrizol Corp.
            Senior Notes
            4.63% due 10/01/09...................  600,000     610,816
           Momentive Performance Materials, Inc.
            Company Guar. Notes
            11.50% due 12/01/16..................  320,000     244,800
                                                            ----------
                                                             1,021,216
                                                            ----------
         Commercial Services - Finance -- 0.4%
           Credit Suisse/New York
            Sub. Notes
            5.75% due 02/15/18...................  263,000     268,372
           The Western Union Co.
            Senior Notes
            5.40% due 11/17/11...................  525,000     542,047
                                                            ----------
                                                               810,419
                                                            ----------
         Computer Services -- 0.1%
           Compucom Systems, Inc.
            Senior Sub. Notes
            12.50% due 10/01/15*.................   65,000      60,287
           Computer Sciences Corp.
            Notes
            3.50% due 04/15/08...................   85,000      84,930
                                                            ----------
                                                               145,217
                                                            ----------
         Computers -- 0.2%
           Hewlett - Packard Co.
            Senior Notes
            4.50% due 03/01/13...................  500,000     510,739
                                                            ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                     Principal   Value
                  Security Description                Amount    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Consumer Products - Misc. -- 0.2%
        American Achievement Corp.
         Senior Sub. Notes
         8.25% due 04/01/12......................... $ 80,000  $   72,400
        Clorox Co.
         Senior Notes
         5.00% due 03/01/13.........................  480,000     486,327
                                                               ----------
                                                                  558,727
                                                               ----------
      Containers - Paper/Plastic -- 0.2%
        Jefferson Smurfit Corp.
         Company Guar. Notes
         8.25% due 10/01/12.........................   25,000      23,312
        Smurfit - Stone Container Enterprises, Inc.
         Senior Notes
         8.00% due 03/15/17.........................  475,000     420,375
                                                               ----------
                                                                  443,687
                                                               ----------
      Cosmetics & Toiletries -- 0.2%
        Avon Products, Inc.
         Senior Notes
         5.75% due 03/01/18.........................  360,000     367,957
                                                               ----------
      Data Processing/Management -- 0.2%
        Fiserv, Inc.
         Senior Notes
         6.13% due 11/20/12.........................  430,000     452,979
                                                               ----------
      Direct Marketing -- 0.0%
        Affinity Group, Inc.
         Senior Sub. Notes
         9.00% due 02/15/12.........................   95,000      85,500
                                                               ----------
      Diversified Financial Services -- 0.5%
        American Express Travel Related
         Services Co., Inc.
         Senior Notes
         5.25% due 11/21/11*........................  270,000     277,718
        General Electric Capital Corp.
         Senior Notes
         5.65% due 06/09/14.........................  430,000     455,293
        General Electric Capital Corp
         Senior Notes
         5.88% due 01/14/38.........................  480,000     458,860
                                                               ----------
                                                                1,191,871
                                                               ----------
      Diversified Manufacturing Operations -- 0.6%
        Danaher Corp.
         Senior Notes
         5.63% due 01/15/18.........................  301,000     315,217
        General Electric Co .
         Notes
         5.25% due 12/06/17.........................  425,000     426,550
        Honeywell International, Inc.
         Senior Notes
         4.25% due 03/01/13.........................  599,000     608,402
                                                               ----------
                                                                1,350,169
                                                               ----------
      Diversified Operations -- 0.1%
        Capmark Financial Group, Inc.
         Company Guar. Notes
         5.88% due 05/10/12*........................  195,000     132,076
                                                               ----------
      Electric Products - Misc. -- 0.1%
        Emerson Electric Co.
         Senior Notes
         5.25% due 10/15/18.........................  230,000     237,179
                                                               ----------

                                                            Market
                                                 Principal  Value
                   Security Description           Amount   (Note 2)

            -------------------------------------------------------
            Electric - Distribution -- 0.0%
              Old Dominion Electric Cooperative
               1st Mtg. Bonds
               5.68% due 12/01/28............... $ 41,125  $ 39,667
                                                           --------
            Electric - Generation -- 0.4%
              Bruce Mansfield Unit
               Pass Through Certs.
               6.85% due 06/01/34...............  440,000   455,396
              The AES Corp.
               Senior Notes
               8.00% due 10/15/17...............  320,000   326,400
              The AES Corp.
               Senior Notes
               8.88% due 02/15/11...............  190,000   198,550
                                                           --------
                                                            980,346
                                                           --------
            Electric - Integrated -- 4.7%
              Centerpoint Energy, Inc.
               Senior Notes
               5.88% due 06/01/08...............  190,000   190,522
              Commonwealth Edison Co.
               1st Mtg. Bonds
               5.95% due 08/15/16...............  795,000   822,675
              Consumers Energy Co.
               1st Mtg. Bonds
               Series C
               4.25% due 04/15/08...............  170,000   170,027
              Dominion Resources, Inc.
               Senior Notes
               5.69% due 05/15/08...............  465,000   466,826
              Dominion Resources, Inc.
               Jr. Sub. Notes
               6.30% due 09/30/66(4)............  506,000   465,140
              DTE Energy Co.
               Senior Notes
               7.05% due 06/01/11...............  403,000   435,607
              Duke Energy Corp.
               Senior Notes
               4.20% due 10/01/08...............  150,000   150,806
              Duke Energy Indiana, Inc.
               Debentures
               5.00% due 09/15/13...............  145,000   148,212
              Entergy Louisiana LLC
               1st Mtg. Bonds
               5.83% due 11/01/10...............  255,000   256,388
              FirstEnergy Corp.
               Notes
               6.45% due 11/15/11...............  359,660   380,847
              Florida Power & Light Co.
               1st Mtg. Notes
               5.55% due 11/01/17...............  504,000   532,502
              Illinois Power Co.
               Senior Sec. Notes
               6.13% due 11/15/17*..............  245,000   253,941
              Mackinaw Power LLC
               Sec. Notes
               6.30% due 10/31/23*..............  421,080   437,884
              Mirant Americas Generation LLC
               Senior Notes
               8.30% due 05/01/11...............  395,000   397,469
              Mirant Mid-Atlantic LLC
               Pass Through Certs.
               Series B
               9.13% due 06/30/17...............   89,453    98,957

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Electric - Integrated (continued)
       Nisource Finance Corp.
        Company Guar. Notes
        5.25% due 09/15/17......................... $  540,000 $   498,902
       Pacific Gas & Electric Co.
        Notes
        4.80% due 03/01/14.........................    250,000     252,851
       Peco Energy Co.
        1st Refunding Mtg.
        5.35% due 03/01/18.........................    173,000     177,441
       Pepco Holdings, Inc.
        Senior Notes
        6.45% due 08/15/12.........................    490,000     527,229
       PSEG Power LLC
        Company Guar. Notes
        5.00% due 04/01/14.........................    364,000     357,823
       PSEG Power LLC
        Company Guar. Notes
        7.75% due 04/15/11.........................    115,000     125,409
       Puget Sound Energy, Inc.
        Senior Notes
        5.20% due 10/01/15.........................    268,000     264,971
       Sierra Pacific Power Co.
        Senior Mtg.
        6.75% due 07/01/37.........................    727,000     712,278
       Southern Energy, Inc.
        Notes
        7.90% due 07/15/09+(5)(7)(8)...............    150,000           0
       Southern Power Co.
        Senior Notes
        4.88% due 07/15/15.........................    263,000     254,997
       Texas Competitive Electric Holdings Co. LLC
        Senior Notes
        10.25% due 11/01/15*.......................    340,000     331,500
       Virginia Electric & Power Co.
        Notes
        4.10% due 12/15/08.........................    157,000     157,523
       Virginia Electric & Power Co.
        Senior Notes
        6.00% due 05/15/37.........................  2,000,000   1,975,090
                                                               -----------
                                                                10,843,817
                                                               -----------
     Electronic Components - Semiconductors -- 0.2%
       Amkor Technology, Inc.
        Senior Notes
        7.75% due 05/15/13.........................     35,000      32,550
       Amkor Technology, Inc.
        Senior Notes
        9.25% due 06/01/16.........................     25,000      24,297
       Freescale Semiconductor, Inc.
        Senior Sub. Notes
        10.13% due 12/15/16........................     65,000      46,150
       National Semiconductor Corp.
        Senior Notes
        6.60% due 06/15/17.........................    380,000     391,096
       Spansion LLC Senior
        Sec. Notes
        8.25% due 06/01/13*(4).....................     60,000      43,800
                                                               -----------
                                                                   537,893
                                                               -----------
     Electronic Measurement Instruments -- 0.2%
       Agilent Technologies, Inc.
        Senior Notes
        6.50% due 11/01/17.........................    440,000     448,475
                                                               -----------

                                                               Market
                                                    Principal  Value
                    Security Description             Amount   (Note 2)

         -------------------------------------------------------------
         Electronics - Military -- 0.0%
           L-3 Communications Corp.
            Company Guar. Notes
            6.38% due 10/15/15..................... $ 95,000  $ 94,288
                                                              --------
         Finance - Auto Loans -- 0.3%
           Ford Motor Credit Co. LLC
            Senior Notes
            5.80% due 01/12/09.....................    9,000     8,699
           Ford Motor Credit Co. LLC
            Notes
            7.38% due 10/28/09.....................  510,000   483,614
           Ford Motor Credit Co. LLC
            Notes
            7.88% due 06/15/10.....................   10,000     9,216
           GMAC LLC
            Notes
            6.88% due 09/15/11.....................  275,000   224,380
           GMAC LLC
            Notes
            6.88% due 08/28/12.....................    8,000     6,386
                                                              --------
                                                               732,295
                                                              --------
         Finance - Commercial -- 0.2%
           Caterpillar Financial Services Corp.
            Notes
            4.70% due 03/15/12.....................  362,000   372,825
           Transamerica Finance Corp.
            Senior Notes
            6.40% due 09/15/08.....................   79,000    80,293
                                                              --------
                                                               453,118
                                                              --------
         Finance - Consumer Loans -- 0.1%
           John Deere Capital Corp.
            Senior Notes
            4.95% due 12/17/12.....................  230,000   241,375
                                                              --------
         Finance - Investment Banker/Broker -- 2.0%
           Citigroup, Inc.
            Senior Notes
            5.85% due 07/02/13.....................  510,000   538,009
           Citigroup, Inc.
            Senior Notes
            6.88% due 03/05/38.....................  200,000   198,618
           JPMorgan Chase & Co.
            Senior Notes
            5.38% due 01/15/14.....................  410,000   421,431
           JPMorgan Chase & Co.
            Senior Notes
            6.00% due 01/15/18.....................  514,000   533,326
           Lehman Brothers Holdings, Inc.
            Notes
            5.50% due 04/04/16.....................  650,000   629,697
           Lehman Brothers Holdings, Inc.
            Notes
            5.63% due 01/24/13.....................  548,000   548,491
           Merrill Lynch & Co., Inc.
            Notes
            5.45% due 02/05/13.....................  250,000   251,796
           Schwab Capital Trust I
            Notes
            7.50% due 11/15/37(4)..................   85,000    85,392
           The Bear Stearns Cos., Inc.
            Notes
            4.50% due 10/28/10.....................   31,000    30,573
           The Bear Stearns Cos., Inc.
            Notes
            7.25% due 02/01/18.....................  450,000   436,581

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Finance - Investment Banker/Broker (continued)
        The Goldman Sachs Group, Inc.
         Senior Notes
         6.75% due 10/01/37......................... $1,146,000 $1,069,934
                                                                ----------
                                                                 4,743,848
                                                                ----------
      Finance - Mortgage Loan/Banker -- 0.1%
        Countrywide Financial Corp.
         Company Guar. Notes
         5.80% due 06/07/12.........................     13,000     11,685
        Countrywide Financial Corp.
         Sub. Notes
         6.25% due 05/15/16.........................     83,000     71,358
        Residential Capital LLC
         Company Guar. Notes
         6.18% due 05/22/09(4)......................     30,000     20,400
        Residential Capital LLC
         Company Guar. Notes
         6.50% due 04/17/13.........................    160,000     86,400
                                                                ----------
                                                                   189,843
                                                                ----------
      Food - Misc. -- 0.2%
        Kraft Foods, Inc.
         Senior Notes
         6.13% due 02/01/18.........................    500,000    506,346
                                                                ----------
      Funeral Services & Related Items -- 0.1%
        Service Corp. International
         Senior Notes
         6.75% due 04/01/16.........................    255,000    253,725
                                                                ----------
      Gambling (Non-Hotel) -- 0.0%
        Downstream Development Authority
         of the Quapaw Tribe of Oklahoma
         Senior Notes
         12.00% due 10/15/15*.......................     50,000     42,500
                                                                ----------
      Home Furnishings -- 0.0%
        Simmons Co.
         Company Guar. Notes
         7.88% due 01/15/14.........................     25,000     20,125
        Simmons Co.
         Senior Notes
         10.00% due 12/15/14(10)....................     43,000     28,703
                                                                ----------
                                                                    48,828
                                                                ----------
      Hotel/Motel -- 0.1%
        Starwood Hotels & Resorts
         Worldwide, Inc.
         Senior Notes
         6.25% due 02/15/13.........................    215,000    215,514
                                                                ----------
      Independent Power Producer -- 0.1%
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16.........................    215,000    207,206
                                                                ----------
      Industrial Automated/Robotic -- 0.2%
        Rockwell Automation, Inc.
         Debentures
         5.65% due 12/01/17.........................    109,000    114,315
        Rockwell Automation, Inc.
         Debentures
         6.25% due 12/01/37.........................    434,000    445,254
                                                                ----------
                                                                   559,569
                                                                ----------

                                                                 Market
                                                     Principal   Value
                   Security Description               Amount    (Note 2)

      -------------------------------------------------------------------
      Insurance Brokers -- 0.1%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10......................... $145,000  $  149,622
        Marsh & McLennan Cos., Inc.
         Senior Notes
         7.13% due 06/15/09.........................   75,000      78,332
                                                               ----------
                                                                  227,954
                                                               ----------
      Insurance - Life/Health -- 0.2%
        Americo Life, Inc.
         Notes
         7.88% due 05/01/13*........................  109,000     114,665
        Lincoln National Corp.
         Senior Notes
         5.65% due 08/27/12.........................  308,000     315,391
        Monumental Global Funding II
         Notes
         5.65% due 07/14/11*........................  120,000     125,636
                                                               ----------
                                                                  555,692
                                                               ----------
      Insurance - Property/Casualty -- 0.0%
        The Travelers Cos., Inc.
         Senior Notes
         6.25% due 06/15/37.........................   98,000      94,923
                                                               ----------
      Investment Management/Advisor Services -- 0.2%
        LVB Acquisition Merger Sub, Inc.
         Senior Notes
         10.38% due 10/15/17*.......................  175,000     178,500
        LVB Acquisition Merger Sub, Inc.
         Senior Sub. Notes
         11.63% due 10/15/17*.......................  220,000     216,425
                                                               ----------
                                                                  394,925
                                                               ----------
      Medical Products -- 0.3%
        Baxter International, Inc.
         Senior Notes
         5.90% due 09/01/16.........................  500,000     533,308
        Universal Hospital Services, Inc.
         Sec. Bonds
         8.50% due 06/01/15.........................  250,000     249,375
                                                               ----------
                                                                  782,683
                                                               ----------
      Medical - Drugs -- 0.6%
        Abbott Laboratories
         Notes
         6.15% due 11/30/37.........................   13,000      13,507
        American Home Products Corp.
         Notes
         6.95% due 03/15/11.........................  100,000     108,902
        AstraZeneca PLC
         Senior Notes
         5.90% due 09/15/17.........................  215,000     231,039
        Schering - Plough Corp.
         Senior Notes
         6.55% due 09/15/37.........................  258,000     263,410
        Wyeth
         Bonds
         5.50% due 02/01/14.........................  693,000     724,158
                                                               ----------
                                                                1,341,016
                                                               ----------
      Medical - HMO -- 0.2%
        UnitedHealth Group, Inc.
         Senior Notes
         6.88% due 02/15/38.........................  423,000     418,981
                                                               ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                     Principal   Value
                   Security Description               Amount    (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Medical - Hospitals -- 0.6%
         Community Health Systems, Inc.
          Senior Notes
          8.88% due 07/15/15........................ $380,000  $  372,875
         HCA, Inc.
          Senior Notes
          6.25% due 02/15/13........................  225,000     195,187
         HCA, Inc.
          Senior Notes
          9.13% due 11/15/14........................   50,000      51,000
         HCA, Inc.
          Senior Notes
          9.25% due 11/15/16........................  500,000     512,500
         IASIS Healthcare LLC / IASIS Capital Corp.
          Bank Guar. Notes
          8.75% due 06/15/14........................  250,000     246,875
                                                               ----------
                                                                1,378,437
                                                               ----------
       Metal Processors & Fabrication -- 0.2%
         Commercial Metals Co.
          Senior Notes
          6.50% due 07/15/17........................  349,000     368,230
         Timken Co.
          Notes
          5.75% due 02/15/10........................  133,000     137,831
                                                               ----------
                                                                  506,061
                                                               ----------
       Metal - Aluminum -- 0.3%
         Alcoa, Inc.
          Notes
          6.00% due 01/15/12........................  246,000     255,207
         Alcoa, Inc.
          Bonds
          6.50% due 06/15/18........................  485,000     505,993
                                                               ----------
                                                                  761,200
                                                               ----------
       Metal - Diversified -- 0.1%
         Freeport - McMoRan Copper & Gold, Inc.
          Senior Notes
          8.38% due 04/01/17........................  115,000     121,900
         Noranda Aluminium Acquisition Corp.
          Senior Notes
          8.74% due 05/15/15*.......................   45,000      34,650
                                                               ----------
                                                                  156,550
                                                               ----------
       Multimedia -- 1.1%
         Belo Corp.
          Senior Notes
          6.75% due 05/30/13........................   80,000      78,518
         COX Enterprises, Inc.
          Notes
          7.88% due 09/15/10*.......................  397,000     432,845
         News America, Inc.
          Company Guar. Bonds
          7.30% due 04/30/28........................  570,000     600,725
         Time Warner Cos, Inc.
          Company Guar. Notes
          7.25% due 10/15/17........................  393,000     420,745
         Time Warner Entertainment Co. LP
          Senior Notes
          8.38% due 07/15/33........................  444,000     512,344
         Viacom, Inc.
          Senior Notes
          6.88% due 04/30/36........................  570,000     545,004
                                                               ----------
                                                                2,590,181
                                                               ----------

                                                                  Market
                                                      Principal   Value
                   Security Description                Amount    (Note 2)

     ---------------------------------------------------------------------
     Non - Hazardous Waste Disposal -- 0.3%
       Republic Services, Inc.
        Notes
        6.09% due 03/15/35........................... $ 75,000  $   72,927
       Waste Management, Inc.
        Company Guar. Notes
        6.88% due 05/15/09...........................  583,000     604,468
                                                                ----------
                                                                   677,395
                                                                ----------
     Office Automation & Equipment -- 0.5%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15...........................  285,000     282,506
       Pitney Bowes, Inc.
        Notes
        5.25% due 01/15/37...........................  510,000     524,468
       Pitney Bowes, Inc.
        Notes
        5.75% due 09/15/17...........................  383,000     393,449
                                                                ----------
                                                                 1,200,423
                                                                ----------
     Oil Companies - Exploration & Production -- 0.8%
       Chesapeake Energy Corp.
        Company Guar. Notes
        7.50% due 09/15/13...........................  665,000     683,288
       Devon Financing Corp. ULC
        Company Guar. Notes
        6.88% due 09/30/11...........................  550,000     605,156
       Hilcorp Energy I LP/Hilcorp Finance Co.
        Senior Notes
        7.75% due 11/01/15*..........................  200,000     188,500
       Sabine Pass LNG LP
        Sec. Notes
        7.50% due 11/30/16...........................  400,000     392,000
                                                                ----------
                                                                 1,868,944
                                                                ----------
     Oil Companies - Integrated -- 0.3%
       Hess Corp.
        Bonds
        7.88% due 10/01/29...........................  265,000     314,554
       Phillips Petroleum Co.
        Debentures
        7.00% due 03/30/29...........................  293,000     329,275
                                                                ----------
                                                                   643,829
                                                                ----------
     Oil Refining & Marketing -- 0.2%
       The Premcor Refining Group, Inc.
        Company Guar. Notes
        6.75% due 05/01/14...........................  396,000     414,638
                                                                ----------
     Oil - Field Services -- 0.0%
       Allis - Chalmers Energy, Inc.
        Company Guar. Notes
        9.00% due 01/15/14...........................   30,000      27,450
                                                                ----------
     Paper & Related Products -- 0.1%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13...........................  110,000      65,450
       Georgia - Pacific Corp.
        Company Guar. Notes
        7.00% due 01/15/15*..........................   90,000      84,375
       Georgia - Pacific Corp.
        Company Guar. Notes
        7.13% due 01/15/17*..........................   20,000      18,600
                                                                ----------
                                                                   168,425
                                                                ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Market
                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Physicians Practice Management -- 0.1%
           US Oncology, Inc.
            Senior Sub. Notes
            10.75% due 08/15/14.................. $115,000  $  113,563
                                                            ----------
         Pipelines -- 1.1%
           CenterPoint Energy Resources Corp.
            Notes
            7.75% due 02/15/11...................  670,000     735,365
           Copano Energy LLC
            Company Guar. Notes
            8.13% due 03/01/16...................  545,000     555,900
           Duke Energy Field Services LLC
            Notes
            6.88% due 02/01/11...................   80,000      84,576
           Dynegy - Roseton Danskammer
            Pass Through Certs.
            Series B
            7.67% due 11/08/16...................  100,000      99,938
           Panhandle Eastern Pipeline Co.
            Senior Notes
            6.20% due 11/01/17...................  593,000     591,663
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................  540,000     588,600
                                                            ----------
                                                             2,656,042
                                                            ----------
         Publishing - Periodicals -- 0.0%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  120,000      86,400
                                                            ----------
         Quarrying -- 0.2%
           Vulcan Materials
            Senior Notes
            5.60% due 11/30/12...................  520,000     544,517
                                                            ----------
         Radio -- 0.1%
           Chancellor Media Corp.
            Company Guar. Notes
            8.00% due 11/01/08...................  238,000     246,620
                                                            ----------
         Real Estate Investment Trusts -- 0.4%
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13...................  220,000     205,878
           Liberty Property LP
            Senior Notes
            5.63% due 10/01/17...................  225,000     220,158
           PPF Funding, Inc.
            Bonds
            5.35% due 04/15/12*..................  185,000     190,631
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16...................   47,000      41,646
           Simon Property Group LP
            Notes
            5.38% due 08/28/08...................   84,000      84,113
           Vornado Realty LP
            Notes
            4.50% due 08/15/09...................  150,000     147,018
                                                            ----------
                                                               889,444
                                                            ----------
         Recycling -- 0.1%
           Aleris International, Inc.
            Company Guar. Notes
            9.00% due 12/15/14...................  100,000      74,500
           Aleris International, Inc.
            Company Guar. Notes
            10.00% due 12/15/16..................  100,000      68,625
                                                            ----------
                                                               143,125
                                                            ----------

                                                                Market
                                                    Principal   Value
                   Security Description              Amount    (Note 2)

        ----------------------------------------------------------------
        Rental Auto/Equipment -- 0.4%
          Erac USA Finance Co.
           Company Guar. Notes
           7.00% due 10/15/37*..................... $490,000  $  408,892
          Erac USA Finance Co.
           Notes
           7.35% due 06/15/08*.....................  490,000     494,961
          United Rentals North America, Inc.
           Senior Sub. Notes
           7.75% due 11/15/13......................   90,000      73,350
                                                              ----------
                                                                 977,203
                                                              ----------
        Research & Development -- 0.0%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15.....................  155,000     101,913
                                                              ----------
        Retail - Discount -- 0.2%
          Wal - Mart Stores, Inc.
           Senior Notes
           6.50% due 08/15/37......................  335,000     357,520
                                                              ----------
        Retail - Drug Store -- 0.5%
          CVS Caremark Corp.
           Senior Notes
           6.25% due 06/01/27......................  215,000     217,866
          CVS Caremark Corp.
           Pass Through Certs.
           6.94% due 01/10/30*.....................  322,550     337,145
          CVS Lease Pass Through Trust
           Pass Through Certs.
           6.04% due 12/10/28*.....................  584,344     563,635
                                                              ----------
                                                               1,118,646
                                                              ----------
        Retail - Regional Department Stores -- 0.0%
          Neiman - Marcus Group, Inc.
           Senior Sub. Notes
           10.38% due 10/15/15.....................   20,000      19,925
                                                              ----------
        Retail - Restaurants -- 0.3%
          McDonald's Corp.
           Senior Notes
           6.30% due 03/01/38......................  400,000     410,943
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14......................  209,000     181,830
                                                              ----------
                                                                 592,773
                                                              ----------
        Savings & Loans/Thrifts -- 0.5%
          Independence Community Bank Corp.
           Sub. Notes
           3.50% due 06/20/13(4)...................   81,000      80,668
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10......................  280,000     277,472
          Washington Mutual Preferred Funding III
           Bonds
           6.90% due 06/15/12*(4)(9)...............  400,000     275,694
          Washington Mutual, Inc.
           Senior Notes
           5.50% due 08/24/11......................  300,000     280,795
          Western Financial Bank
           Senior Debentures
           9.63% due 05/15/12......................  164,000     176,494
                                                              ----------
                                                               1,091,123
                                                              ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                         Market
                                                             Principal   Value
                   Security Description                       Amount    (Note 2)
---------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities -- 1.1%
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*...................................... $293,000  $  292,733
  Capital One Capital IV
   Company Guar. Bonds
   6.75% due 02/17/37(4)....................................  180,000     123,331
  CCM Merger, Inc.
   Notes
   8.00% due 08/01/13*......................................  200,000     175,000
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  300,000     314,625
  Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft
   Notes Co.
   Senior Notes
   8.88% due 04/01/15.......................................   20,000      20,400
  Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft
   Notes Co.
   Senior Sub. Notes
   9.75% due 04/01/17.......................................  115,000     114,137
  Hexion US Fin Corp.
   Company Guar. Notes
   9.75% due 11/15/14.......................................   70,000      72,450
  KAR Holdings, Inc.
   Company Guar. Notes
   7.24% due 05/01/14*(4)...................................   50,000      41,750
  Norbord Delaware GP I
   Company Guar. Notes
   6.45% due 02/15/17*......................................  127,000     103,500
  Pricoa Global Funding I
   Notes
   5.30% due 09/27/13*......................................  470,000     494,374
  Principal Life Global Funding I
   Sec. Notes
   5.25% due 01/15/13*......................................  739,000     752,939
  Snoqualmie Entertainment Authority
   Notes
   9.13% due 02/01/15*......................................  120,000     106,800
                                                                       ----------
                                                                        2,612,039
                                                                       ----------
Steel - Producers -- 0.6%
  International Steel Group, Inc.
   Senior Notes
   6.50% due 04/15/14.......................................  370,000     385,335
  Reliance Steel & Aluminum Co.
   Company Guar. Notes
   6.85% due 11/15/36.......................................  690,000     647,317
  Ryerson, Inc. Senior
   Sec. Notes
   10.61% due 11/01/14*(4)..................................  175,000     161,875
  United States Steel Corp.
   Senior Notes
   7.00% due 02/01/18.......................................  167,000     165,414
                                                                       ----------
                                                                        1,359,941
                                                                       ----------
Telecom Services -- 0.7%
  Bellsouth Telecommunications, Inc.
   Debentures
   7.00% due 12/01/95.......................................  614,000     618,226
  PAETEC Holding Corp.
   Company Guar. Notes
   9.50% due 07/15/15.......................................  210,000     194,775
  Qwest Corp.
   Senior Notes
   6.50% due 06/01/17.......................................  200,000     182,500

                                                          Market
                                              Principal   Value
                   Security Description        Amount    (Note 2)

              ----------------------------------------------------
              Telecom Services (continued)
                Qwest Corp.
                 Senior Notes
                 7.50% due 10/01/14.......... $135,000  $  133,650
                Verizon Global Funding Corp.
                 Senior Notes
                 6.88% due 06/15/12..........  550,000     606,063
                                                        ----------
                                                         1,735,214
                                                        ----------
              Telephone - Integrated -- 1.3%
                AT&T Corp.
                 Senior Notes
                 7.30% due 11/15/11..........  640,000     709,681
                BellSouth Corp.
                 Senior Notes
                 6.00% due 10/15/11..........  725,000     773,472
                Citizens Communications Co.
                 Senior Notes
                 7.13% due 03/15/19..........   25,000      22,750
                Citizens Communications Co.
                 Senior Notes
                 9.00% due 08/15/31..........   15,000      13,800
                GTE Northwest, Inc.
                 Debentures
                 5.55% due 10/15/08..........   95,000      96,082
                Level 3 Financing, Inc.
                 Company Guar. Notes
                 8.75% due 02/15/17..........   10,000       7,575
                Pacific Bell Telephone Co.
                 Company Guar. Notes
                 7.13% due 03/15/26..........  450,000     476,589
                Sprint Capital Corp.
                 Company Guar. Notes
                 6.88% due 11/15/28..........  570,000     399,000
                Verizon New York, Inc.
                 Debentures
                 6.88% due 04/01/12..........  380,000     408,951
                                                        ----------
                                                         2,907,900
                                                        ----------
              Television -- 0.1%
                ION Media Networks, Inc.
                 Sec. Senior Notes
                 10.51% due 01/15/13*(4).....  295,000     227,519
                Young Broadcasting, Inc.
                 Company Guar. Notes
                 10.00% due 03/01/11.........  105,000      72,450
                                                        ----------
                                                           299,969
                                                        ----------
              Transactional Software -- 0.0%
                Open Solutions, Inc.
                 Senior Sub. Notes
                 9.75% due 02/01/15*.........  120,000      94,800
                                                        ----------
              Transport - Air Freight -- 0.3%
                Atlas Air, Inc.
                 Pass Through Certs.
                 Series 1991-1, Class A-1
                 7.20% due 01/02/19..........  284,273     280,008
                Atlas Air, Inc.
                 Pass Through Certs.
                 Series 1991-1, Class B
                 7.63% due 01/02/15..........  211,305     232,436
                Atlas Air, Inc.
                 Pass Through Certs.
                 Series 2000-1, Class A
                 8.71% due 01/02/19..........  242,263     236,812
                                                        ----------
                                                           749,256
                                                        ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Market
                                                 Principal   Value
                  Security Description            Amount    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Transport - Rail -- 0.4%
           BNSF Funding Trust I
            Company Guar. Bonds
            6.61% due 12/15/55(4)............... $400,000  $   364,093
           CSX Corp.
            Senior Notes
            6.25% due 03/15/18..................  564,000      575,347
                                                           -----------
                                                               939,440
                                                           -----------
         Transport - Services -- 0.2%
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13..................  275,000      253,000
           United Parcel Service, Inc.
            Senior Notes
            4.50% due 01/15/13..................  260,000      270,811
                                                           -----------
                                                               523,811
                                                           -----------
         Travel Service -- 0.1%
           Travelport LLC
            Company Guar. Notes
            9.75% due 09/01/14(4)...............  220,000      176,000
                                                           -----------
         Total Corporate Bonds & Notes
            (cost $73,921,735)..................            72,798,664
                                                           -----------
         FOREIGN CORPORATE BONDS & NOTES -- 5.6%
         Banks - Commercial -- 0.8%
           Banco Continental de Panama SA
            Notes
            6.63% due 12/01/10*.................   48,000       48,960
           Barclays Bank PLC
            Jr. Sub. Notes
            7.43% due 12/15/17*(4)(9)...........  350,000      352,464
           BOI Capital Funding
            Bank Guar. Bonds
            6.11% due 02/04/16*(4)(9)...........  250,000      206,189
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            4.51% due 12/30/09(4)(9)............  132,000       81,840
           Credit Agricole SA
            Jr. Sub. Notes
            6.64% due 05/31/17*(4)(9)...........  446,000      386,337
           Landsbanki Islands HF
            Jr. Sub. Notes
            7.43% due 10/19/17*(4)(9)...........  285,000      251,906
           Royal Bank of Scotland Group PLC
            Bonds
            6.99% due 10/05/17*(4)(9)...........  490,000      472,130
                                                           -----------
                                                             1,799,826
                                                           -----------
         Banks - Money Center -- 0.2%
           HBOS Capital Funding LP
            Bank Guar. Bonds
            6.85% due 03/29/09(9)...............  288,000      251,914
           Mizuho Financial Group Cayman, Ltd.
            Bank Guar. Bonds
            8.38% due 04/27/09(9)...............  165,000      168,328
                                                           -----------
                                                               420,242
                                                           -----------
         Beverages - Wine/Spirits -- 0.1%
           Diageo Capital PLC
            Company Guar. Notes
            5.75% due 10/23/17..................  230,000      236,736
                                                           -----------
         Broadcast Services/Program -- 0.1%
           Grupo Televisa SA
            Senior Notes
            6.63% due 03/18/25..................  176,000      177,139
                                                           -----------

                                                                Market
                                                     Principal  Value
                    Security Description              Amount   (Note 2)

        ---------------------------------------------------------------
        Cellular Telecom -- 0.1%
          America Movil SAB de CV
           Company Guar. Bonds
           5.63% due 11/15/17....................... $350,000  $346,750
                                                               --------
        Containers - Metal/Glass -- 0.1%
          Vitro SAB De CV
           Senior Notes
           11.75% due 11/01/13......................  200,000   207,500
                                                               --------
        Cruise Lines -- 0.1%
          Royal Caribbean Cruises, Ltd.
           Senior Notes
           7.00% due 06/15/13.......................  300,000   287,336
                                                               --------
        Diversified Manufacturing Operations -- 0.2%
          Bombardier, Inc.
           Senior Notes
           8.00% due 11/15/14*......................  150,000   154,125
          Siemens Financieringsmaatschappij NV
           Notes
           6.13% due 08/17/26*......................  240,000   237,223
          Tyco International Group SA
           Company Guar. Notes
           6.00% due 11/15/13.......................  160,000   168,114
                                                               --------
                                                                559,462
                                                               --------
        Diversified Operations -- 0.1%
          Hutchison Whampoa Finance, Ltd.
           Company Guar. Notes
           7.50% due 08/01/27*......................  280,000   292,247
                                                               --------
        Electric - Integrated -- 0.2%
          Empresa Nacional de Electricidad SA
           Bonds
           7.33% due 02/01/37.......................  210,000   222,161
          Enel Finance International SA
           Company Guar. Notes
           6.25% due 09/15/17*......................  244,000   255,950
                                                               --------
                                                                478,111
                                                               --------
        Electronic Components - Misc. -- 0.1%
          NXP BV / NXP Funding LLC
           Company Guar. Notes
           9.50% due 10/15/15.......................  190,000   157,582
                                                               --------
        Food - Meat Products -- 0.0%
          JBS SA
           Company Guar. Notes
           9.38% due 02/07/11.......................  100,000   100,000
                                                               --------
        Food - Retail -- 0.2%
          Delhaize Group SA
           Notes
           6.50% due 06/15/17.......................  359,000   366,977
                                                               --------
        Gas - Distribution -- 0.1%
          Nakilat, Inc.
           Sec. Bonds
           6.07% due 12/31/33*......................  235,000   205,103
                                                               --------
        Insurance - Multi - line -- 0.3%
          Aegon NV
           Sub. Bonds
           4.57% due 07/15/14(4)(9).................  189,000   121,149
          AXA SA
           Sub. Notes
           6.38% due 12/14/36*(4)(9)................  200,000   161,598
          ING Groep NV
           Bonds
           5.78% due 12/08/15(4)(9).................  330,000   299,105
                                                               --------
                                                                581,852
                                                               --------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Investment Companies -- 0.3%
        Canadian Oil Sands, Ltd.
         Notes
         5.80% due 08/15/13*.......................... $164,000  $167,114
        Xstrata Finance Canada, Ltd.
         Notes
         6.90% due 11/15/37*..........................  438,000   413,711
                                                                 --------
                                                                  580,825
                                                                 --------
      Medical - Drugs -- 0.2%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14...........................  260,000   179,400
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         8.87% due 12/01/13(4)........................   60,000    47,400
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11...........................  345,000   325,162
                                                                 --------
                                                                  551,962
                                                                 --------
      Metal - Aluminum -- 0.1%
        Alcan, Inc.
         Notes
         6.13% due 12/15/33...........................  298,000   284,435
                                                                 --------
      Metal - Diversified -- 0.1%
        Inco, Ltd.
         Bonds
         7.20% due 09/15/32...........................  242,000   236,284
                                                                 --------
      Oil Companies - Exploration & Production -- 0.1%
        OPTI Canada, Inc.
         Secured Notes
         7.88% due 12/15/14*..........................  190,000   184,775
        OPTI Canada, Inc.
         Company Guar. Notes
         8.25% due 12/15/14*..........................   10,000     9,875
                                                                 --------
                                                                  194,650
                                                                 --------
      Paper & Related Products -- 0.1%
        Abitibi - Consolidated, Inc.
         Notes
         8.55% due 08/01/10...........................  220,000   122,925
                                                                 --------
      Pipelines -- 0.3%
        Enbridge, Inc.
         Bonds
         5.80% due 06/15/14...........................  715,000   732,664
                                                                 --------
      Printing - Commercial -- 0.0%
        Quebecor World Capital Corp.
         Senior Notes
         8.75% due 03/15/16+*(11)(12).................  165,000    80,025
                                                                 --------
      Real Estate Operations & Development -- 0.1%
        Brascan Corp.
         Notes
         8.13% due 12/15/08...........................  166,000   170,585
                                                                 --------
      Satellite Telecom -- 0.0%
        Intelsat Intermediate Holding Co., Ltd.
         Senior Notes
         9.25% due 02/01/15(10).......................   75,000    62,813
                                                                 --------
      Special Purpose Entities -- 0.6%
        Aries Vermoegensverwaltungs GmbH
         Bonds
         9.60% due 10/25/14...........................  500,000   656,400

                                                            Market
                                                Principal   Value
                  Security Description           Amount    (Note 2)

          -----------------------------------------------------------
          Special Purpose Entities (continued)
            Hybrid Capital Funding I LP
             Sub. Notes
             8.00% due 06/30/11(9)............. $260,000  $   178,100
            Rio Tinto Finance USA, Ltd.
             Notes
             2.63% due 09/30/08................  110,000      109,737
            SMFG Preferred Capital, Ltd.
             Bonds
             6.08% due 01/25/17*(4)(9).........  272,000      236,349
            SovRisc BV
             Notes
             4.63% due 10/31/08*...............  174,000      176,634
                                                          -----------
                                                            1,357,220
                                                          -----------
          Telecom Services -- 0.0%
            TELUS Corp.
             Notes
             8.00% due 06/01/11................   45,000       49,991
                                                          -----------
          Telephone - Integrated -- 0.7%
            British Telecom PLC
             Senior Notes
             5.15% due 01/15/13................  330,000      337,634
            British Telecommunications PLC
             Bonds
             8.63% due 12/15/30................  450,000      585,360
            Telecom Italia Capital
             Company Guar. Notes
             5.25% due 11/15/13................  245,000      242,702
            Telecom Italia Capital SA
             Company Guar. Bonds
             6.20% due 07/18/11................  500,000      517,700
                                                          -----------
                                                            1,683,396
                                                          -----------
          Transport - Marine -- 0.2%
            DP World, Ltd.
             Bonds
             6.85% due 07/02/37*...............  495,000      435,218
                                                          -----------
          Transport - Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11................  180,000      193,969
                                                          -----------
          Total Foreign Corporate Bonds & Notes
             (cost $13,713,195)................            12,953,825
                                                          -----------
          FOREIGN GOVERNMENT AGENCIES -- 1.9%
          Sovereign -- 1.9%
            Federal Republic of Brazil
             Notes
             8.00% due 01/15/18................  750,000      849,375
            Federal Republic of Brazil
             Bonds
             10.50% due 07/14/14...............   70,000       89,845
            Government of United Kingdom
             Notes
             2.25% due 07/08/08*...............  123,000      122,991
            Province of Quebec
             Debentures
             7.50% due 09/15/29................  224,000      295,848
            Republic of Argentina
             Bonds
             3.09% due 08/03/12(2)(4)..........  250,000      137,125
            Republic of Argentina
             Notes
             8.28% due 12/31/33................  118,598      104,484

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Sovereign (continued)
        Republic of Turkey
         Notes
         9.00% due 06/30/11...................... $    65,000 $    72,917
        Republic of Turkey
         Senior Notes
         11.88% due 01/15/30.....................   1,200,000   1,816,440
        Republic of Venezuela
         Notes
         8.50% due 10/08/14......................      35,000      33,775
        Republic of Venezuela
         Bonds
         9.25% due 09/15/27......................     600,000     591,000
        Russian Federation
         Bonds
         7.50% due 03/31/30*(14).................     100,978     115,115
        Russian Federation
         Notes
         Series REGS
         8.25% due 03/31/10......................     261,122     273,494
        United Mexican States
         Notes
         6.75% due 09/27/34......................       2,000       2,198
                                                              -----------
      Total Foreign Government Agencies
         (cost $4,444,688).......................               4,504,607
                                                              -----------
      U.S. GOVERNMENT AGENCIES -- 37.1%
      Federal Home Loan Bank -- 0.2%
        4.50% due 09/08/08.......................     440,000     444,349
                                                              -----------
      Federal Home Loan Mtg. Corp. -- 24.7%
        4.35% due 06/02/08.......................     420,000     421,598
        4.45% due 03/06/08.......................     205,000     205,028
        4.50% due 11/01/18.......................     499,328     501,718
        4.50% due 02/01/19.......................     530,730     532,355
        4.50% due 01/15/34.......................   2,750,000   2,673,198
        5.00% due 03/01/19.......................     220,784     224,105
        5.00% due 11/15/28.......................     475,000     489,687
        5.00% due 09/15/31.......................     610,000     623,995
        5.00% due 10/01/33.......................      61,916      61,238
        5.00% due 06/01/34.......................   1,202,428   1,188,113
        5.00% due 10/15/34.......................   2,740,000   2,734,482
        5.00% due 12/01/34.......................     400,860     396,088
        5.00% due 07/01/35.......................     646,406     637,847
        5.00% due 08/01/35.......................   1,376,326   1,358,102
        5.00% due 10/01/35.......................   3,446,539   3,400,907
        5.00% due 11/01/35.......................     839,590     828,474
        5.00% due 11/01/36.......................     467,590     460,658
        5.00% due 01/01/37.......................     616,897     607,751
        5.00% due 04/01/37.......................   1,722,826   1,696,973
        5.00% due 11/01/37.......................   1,780,642   1,753,922
        5.47% due 03/01/36(4)....................     511,532     519,385
        5.50% due 11/01/18.......................     260,519     267,272
        5.50% due 11/15/25.......................   3,378,000   3,510,433
        5.50% due 06/15/31.......................   1,106,000   1,147,315
        5.50% due 10/01/33.......................     640,388     646,661
        5.50% due 07/01/34.......................     393,313     396,550
        5.50% due 02/01/35.......................     526,592     530,173
        5.50% due 07/01/35.......................      18,082      18,205
        5.50% due 05/01/37.......................   1,650,612   1,660,918
        5.50% due 06/01/37.......................   1,909,393   1,921,316
        5.50% due 09/01/37.......................   1,196,970   1,204,444
        5.50% due 10/01/37.......................  11,466,279  11,537,875

                                                              Market
                                                 Principal    Value
                  Security Description            Amount     (Note 2)

         --------------------------------------------------------------
         Federal Home Loan Mtg. Corp (continued)
           5.81% due 01/01/37(4)................ $  569,518 $   584,161
           5.81% due 01/01/37(4)................    636,595     645,887
           5.98% due 10/01/36(4)................  2,468,545   2,540,712
           6.00% due 07/01/35...................    596,360     609,940
           6.00% due 12/01/36...................    753,626     770,283
           6.00% due 08/01/37...................  3,959,115   4,045,758
           6.00% due 10/01/37...................  2,414,412   2,467,250
           6.50% due 12/01/32...................    451,477     472,629
           6.50% due 02/01/36...................    214,024     222,936
           6.50% due 09/01/36...................     11,116      11,550
           6.50% due 05/01/37...................    898,957     934,079
           7.00% due 11/01/16...................     32,707      34,340
           7.00% due 07/01/32...................     65,874      69,836
           7.50% due 12/01/30...................      6,070       6,575
           7.50% due 04/01/31...................     74,423      80,535
           8.00% due 02/01/30...................      5,227       5,683
           8.00% due 07/01/30...................      1,787       1,943
                                                            -----------
                                                             57,660,883
                                                            -----------
         Federal National Mtg. Assoc. -- 11.5%
            4.50% due 06/01/18..................    128,168     129,024
            4.50% due 11/01/22..................  4,567,410   4,571,960
            4.67% due 10/01/35(4)...............    363,728     372,909
            4.75% due 12/15/10..................    202,000     212,817
            5.00% due 09/01/18..................     42,089      42,744
            5.00% due 10/01/18..................     43,034      43,703
            5.00% due 02/01/20..................     69,914      70,913
            5.00% due 06/01/22..................  2,240,247   2,266,258
            5.00% due 11/25/30..................    600,000     612,874
            5.00% due 10/01/35..................  2,375,000   2,344,696
            5.00% due 01/01/37..................    547,094     539,051
            5.00% due 03/01/37..................    399,021     393,156
            5.00% due 06/01/37..................    136,974     134,961
            5.00% due 07/01/37..................  2,384,140   2,349,091
            5.50% due 10/01/17..................     82,543      84,793
            5.50% due 05/01/18..................     84,284      86,577
            5.50% due 11/01/19..................     88,500      90,907
            5.50% due 11/01/22..................    695,201     710,965
            5.50% due 12/01/33..................    552,090     557,479
            5.50% due 05/01/34..................    231,238     233,495
            5.50% due 12/01/35..................     90,517      91,152
            5.50% due 02/01/36(4)...............    427,406     436,709
            5.50% due 11/01/36..................    775,116     780,128
            5.50% due 07/01/37..................    609,216     612,998
            6.00% due 09/01/16..................    127,152     131,704
            6.00% due 12/01/16..................     32,851      34,027
            6.00% due 12/01/33..................    503,308     516,576
            6.00% due 07/01/34..................    466,261     478,282
            6.00% due 10/01/36..................  2,216,587   2,266,079
            6.00% due 10/01/37..................  1,030,417   1,053,290
            6.50% due 02/01/17..................     58,250      61,100
            6.50% due 03/01/17..................     63,759      66,878
            6.50% due 04/01/29..................     61,621      64,444
            6.50% due 06/01/29..................    123,973     129,653
            6.50% due 07/01/32..................     65,233      68,102
            6.50% due 02/01/37..................  1,678,367   1,740,373
            6.50% due 10/01/37..................  2,277,421   2,361,380
            7.00% due 09/01/31..................    143,461     153,048
                                                            -----------
                                                             26,894,296
                                                            -----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Shares/
                                                Principal  Market Value
                 Security Description            Amount      (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Government National Mtg. Assoc. -- 0.7%
          5.00% due 05/15/34................... $1,523,700 $  1,528,890
          6.50% due 06/15/29...................     20,203       21,202
          7.00% due 09/15/28...................     19,400       20,842
                                                           ------------
                                                              1,570,934
                                                           ------------
        Total U.S. Government Agencies
           (cost $85,496,384)..................              86,570,462
                                                           ------------
        U.S. GOVERNMENT TREASURIES -- 14.9%
        United States Treasury Bonds -- 1.3%
           4.75% due 02/15/37..................    766,000      807,292
           5.00% due 05/15/37..................    430,000      471,354
           7.25% due 08/15/22..................  1,322,000    1,763,734
                                                           ------------
                                                              3,042,380
                                                           ------------
        United States Treasury Notes -- 13.6%
           2.88% due 01/31/13..................    196,000      199,445
           3.25% due 12/31/09..................  4,500,000    4,629,726
           3.50% due 02/15/18..................    264,000      263,340
           4.25% due 08/15/14..................  4,500,000    4,858,596
           4.25% due 08/15/15..................  3,600,000    3,858,750
           4.25% due 11/15/17..................  1,795,000    1,897,511
           4.38% due 12/15/10..................  4,000,000    4,277,500
           4.50% due 05/15/10..................  2,300,000    2,442,671
           4.50% due 11/15/10..................  2,300,000    2,464,234
           4.50% due 04/30/12..................  1,500,000    1,631,016
           4.63% due 10/31/11..................  2,000,000    2,176,718
           4.88% due 06/30/09..................  3,000,000    3,130,314
                                                           ------------
                                                             31,829,821
                                                           ------------
        Total U.S. Government Treasuries
           (cost $33,233,307)..................              34,872,201
                                                           ------------
        COMMON STOCK -- 0.0%
        Independent Power Producer -- 0.0%
          Mirant Corp.+
           (cost $0)...........................        186        6,882
                                                           ------------
        PREFERRED STOCK -- 0.6%
        Banks - Money Center -- 0.2%
          Santander Finance Preferred SA(4)
           5.66%...............................     23,200      417,600
                                                           ------------
        Banks - Super Regional -- 0.1%
          Wachovia Capital Trust IX
           6.38%...............................     10,650      248,678
                                                           ------------
        Diversified Financial Services -- 0.1%
          General Electric Capital Corp.
           4.50%(14)...........................     12,000      289,200
                                                           ------------
        Special Purpose Entity -- 0.2%
          Structured Repackaged Asset-Backed
           Trust Securities
           3.39%(4)............................     21,200      387,960
                                                           ------------
        Total Preferred Stock
           (cost $1,649,281)...................               1,343,438
                                                           ------------
        Total Long - Term Investment Securities
           (cost $231,669,176).................             231,675,566
                                                           ------------

                                                                               Market
                                                                  Principal    Value
                      Security Description                         Amount     (Note 2)

----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in
   the amount of $279,058 and collateralized by Federal
   Home Loan Bank Notes, bearing interest at 5.38%, due
   09/09/16 and having an approximate value of $288,188
   (cost $279,000)............................................... $279,000  $    279,000
                                                                            ------------
TOTAL INVESTMENTS
   (cost $231,948,176)(13).......................................     99.4%  231,954,566
Other assets less liabilities....................................      0.6     1,318,118
                                                                  --------  ------------
NET ASSETS                                                           100.0% $233,272,684
                                                                  ========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $15,533,498 representing 6.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Collateralized Mortgage Obligation
(2)The par value of this security is at a ratio of 62.50/100
(3)Commercial Mortgaged Back Security
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(5)Fair valued security; see Note 2
(6)Variable Rate Security -- the rate reflected is as of February 29, 2008, maturity date reflects the stated maturity date.
(7)Illiquid security
(8)To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Core Bond Fund held the following restricted securities:

                                                                 Market
                        Acquisition          Acquistion Market    Value      % of
         Name              Date       Par       Cost    Value   Per Share Net Assets
----------------------- ----------- -------- ---------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09....  08/11/05   $ 26,000  $26,000   $21,840  $84.00      0.01%
Southern Energy, Inc.
 7.90% due 07/15/09....  01/10/06    150,000        0         0  $ 0.00      0.00%
                                                        -------              ----
                                                        $21,840              0.01%
                                                        =======              ====

(9)Perpetual maturity -- maturity date reflects the next call date.
(10)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(11)Bond in default
(12)Company has filed Chapter 11 bankruptcy protection
(13)See Note 5 for cost of investments on a tax basis.
(14)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the current rate.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Repurchase Agreements.................... 8.1%
                 Oil Companies -- Exploration & Production 6.8
                 Medical -- Hospitals..................... 4.8
                 Special Purpose Entities................. 4.2
                 Finance -- Auto Loans.................... 3.7
                 Pipelines................................ 3.5
                 Chemicals -- Specialty................... 2.9
                 Electric -- Generation................... 2.6
                 Cable TV................................. 2.3
                 Cellular Telecom......................... 2.3
                 Electric -- Integrated................... 2.1
                 Paper & Related Products................. 2.0
                 Telephone -- Integrated.................. 2.0
                 Telecom Services......................... 1.9
                 Containers -- Metal/Glass................ 1.8
                 Independent Power Producers.............. 1.8
                 Television............................... 1.7
                 Satellite Telecom........................ 1.6
                 Metal -- Diversified..................... 1.6
                 Casino Hotels............................ 1.5
                 Medical -- Drugs......................... 1.5
                 Transport -- Air Freight................. 1.5
                 Investment Management/Advisor Services... 1.5
                 Medical Products......................... 1.5
                 Gambling (Non -- Hotel).................. 1.4
                 Electronic Components -- Semiconductors.. 1.3
                 Auto -- Cars/Light Trucks................ 1.2
                 Oil -- Field Services.................... 1.2
                 Diversified Manufacturing Operations..... 1.1
                 Building & Construction Products -- Misc. 1.1
                 Diversified Financial Services........... 1.0
                 Theaters................................. 1.0
                 Agricultural Chemicals................... 0.9
                 Airlines................................. 0.9
                 Publishing -- Periodicals................ 0.8
                 Physicians Practice Management........... 0.8
                 Non -- Hazardous Waste Disposal.......... 0.8
                 Office Automation & Equipment............ 0.7
                 Rental Auto/Equipment.................... 0.7
                 Containers -- Paper/Plastic.............. 0.7
                 Computer Services........................ 0.7
                 Insurance Brokers........................ 0.7
                 Food -- Meat Products.................... 0.7
                 Recycling................................ 0.6
                 Travel Services.......................... 0.6
                 Consumer Products -- Misc................ 0.6
                 Medical -- HMO........................... 0.6
                 Retail -- Drug Store..................... 0.6
                 Broadcast Services/Program............... 0.6
                 Data Processing/Management............... 0.5
                 Funeral Services & Related Items......... 0.5
                 Storage/Warehousing...................... 0.5
                 Real Estate Investment Trusts............ 0.5
                 Casino Services.......................... 0.5
                 Printing -- Commercial................... 0.5
                 Steel -- Producers....................... 0.5
                 Direct Marketing......................... 0.5
                 Electronic Components -- Misc............ 0.5
                 Electric Products -- Misc................ 0.5
                 Medical Information Systems.............. 0.4
                 Building -- Residential/Commercial....... 0.4
                 Retail -- Restaurants.................... 0.4
                 Computers -- Memory Devices.............. 0.4
                 Auto/Truck Parts & Equipment -- Original. 0.4
                 Home Furnishings......................... 0.4
                 Electronics -- Military.................. 0.4
                 Energy -- Alternate Sources.............. 0.3
                 Transport -- Services.................... 0.3
                 Poultry.................................. 0.3

                  Research & Development..............   0.3
                  Transactional Software..............   0.3
                  Medical -- Generic Drugs............   0.3
                  Medical -- Nursing Homes............   0.3
                  Rubber -- Tires.....................   0.3
                  Retail -- Petroleum Products........   0.3
                  Finance -- Mortgage Loan/Banker.....   0.3
                  Hotels/Motels.......................   0.2
                  Building & Construction -- Misc.....   0.2
                  Advertising Services................   0.2
                  Applications Software...............   0.2
                  Multimedia..........................   0.2
                  Retail -- Regional Department Stores   0.2
                  Beverages -- Non-alcoholic..........   0.2
                  Building Products -- Wood...........   0.2
                  Transport -- Marine.................   0.2
                  Decision Support Software...........   0.2
                  Specified Purpose Acquisitions......   0.1
                  Human Resources.....................   0.1
                  Food -- Misc........................   0.1
                  Leisure Products....................   0.1
                  Retail -- Major Department Stores...   0.1
                  Vitamins & Nutrition Products.......   0.1
                  Gas -- Distribution.................   0.1
                  Commercial Services.................   0.1
                  Computers -- Integrated Systems.....   0.1
                  Transport -- Rail...................   0.1
                  Steel -- Specialty..................   0.1
                                                       -----
                                                       100.4%
                                                       =====

Credit Quality+#

                               A.........   0.3%
                               BBB.......   1.0
                               BB........  20.3
                               B.........  47.5
                               CCC.......  27.6
                               Below C...   0.3
                               Not Rated@   3.0
                                          -----
                                          100.0%
                                          =====

*  Calculated as a percentage of net assets
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 0.3%
      Electronic Components - Semiconductors -- 0.2%
        Spansion, Inc.
         Senior Sub. Notes
         2.25% due 06/15/16*........................ $  790,000 $  358,462
                                                                ----------
      Medical - Biomedical/Gene -- 0.0%
        Nektar Therapeutics
         Sub. Notes
         3.25% due 09/28/12.........................     75,000     58,969
                                                                ----------
      Telecom Services -- 0.1%
        ICO North America, Inc.
         Notes
         7.50% due 08/15/09(1)(2)(6)................    260,000    218,400
                                                                ----------
      Total Convertible Bonds & Notes
         (cost $978,345)............................               635,831
                                                                ----------
      CORPORATE BONDS & NOTES -- 77.1%
      Advertising Services -- 0.2%
        R.H. Donnelley Corp.
         Senior Notes
         6.88% due 01/15/13.........................    225,000    132,750
        R.H. Donnelley Corp.
         Senior Notes
         8.88% due 10/15/17*........................    560,000    327,600
                                                                ----------
                                                                   460,350
                                                                ----------
      Agricultural Chemicals -- 0.9%
        Mosaic Global Holdings, Inc.
         Debentures
         7.38% due 08/01/18.........................    200,000    204,000
        Terra Capital, Inc.
         Company Guar. Notes
         7.00% due 02/01/17.........................    970,000    953,025
        The Mosaic Co.
         Senior Notes
         7.38% due 12/01/14*........................    285,000    302,812
        The Mosaic Co.
         Senior Notes
         7.63% due 12/01/16*........................    385,000    413,875
                                                                ----------
                                                                 1,873,712
                                                                ----------
      Airlines -- 0.9%
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.82% due 05/23/11.........................  1,100,000  1,046,375
        Continental Airlines, Inc.
         Pass Through Certs.,
         Series 1991, Class A
         6.55% due 02/02/19.........................    487,085    470,037
        Continental Airlines, Inc.
         Pass Through Certs.
         Series 2000-2, Class B
         8.31% due 04/02/18.........................     77,802     74,690
        Delta Air Lines, Inc.
         Pass Through Certs.
         Series 2000-1, Class A-2
         7.57% due 11/18/10.........................    150,000    150,495
        United AirLines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.20% due 09/01/08.........................     57,577     57,433
                                                                ----------
                                                                 1,799,030
                                                                ----------

                                                                    Market
                                                       Principal    Value
                   Security Description                 Amount     (Note 2)

    ------------------------------------------------------------------------
    Applications Software -- 0.2%
      SS&C Technologies, Inc.
       Company Guar. Notes
       11.75% due 12/01/13............................ $  450,000 $  445,500
                                                                  ----------
    Auto - Cars/Light Trucks -- 1.2%
      Ford Motor Co.
       Debentures
       6.38% due 02/01/29.............................  1,555,000    979,650
      General Motors Corp.
       Debentures
       8.25% due 07/15/23.............................  1,300,000    983,125
      General Motors Corp.
       Senior Bonds
       8.38% due 07/15/33.............................    593,000    453,645
                                                                  ----------
                                                                   2,416,420
                                                                  ----------
    Auto/Truck Parts & Equipment - Original -- 0.4%
      Lear Corp.
       Senior Notes
       8.75% due 12/01/16.............................    575,000    495,938
      Visteon Corp.
       Senior Notes
       8.25% due 08/01/10.............................    360,000    299,700
                                                                  ----------
                                                                     795,638
                                                                  ----------
    Auto/Truck Parts & Equipment - Replacement -- 0.0%
      Exide Corp.
       Notes
       10.00% due 03/15/25+(1)(6).....................    300,000          0
                                                                  ----------
    Beverages - Non - alcoholic -- 0.1%
      Cott Beverages USA Inc.
       Company Guar. Notes
       8.00% due 12/15/11.............................    205,000    168,100
                                                                  ----------
    Broadcast Services/Program -- 0.6%
      Fisher Communications, Inc.
       Senior Notes
       8.63% due 09/15/14.............................    656,000    660,920
      Nexstar Finance, Inc.
       Senior Sub. Notes
       7.00% due 01/15/14.............................    500,000    453,750
                                                                  ----------
                                                                   1,114,670
                                                                  ----------
    Building & Construction Products - Misc. -- 1.1%
      Associated Materials, Inc.
       Senior Sub. Notes
       9.75% due 04/15/12.............................    625,000    618,750
      Interline Brands, Inc.
       Senior Sub. Notes
       8.13% due 06/15/14.............................  1,000,000    962,500
      NTK Holdings, Inc.
       Senior Notes
       10.75% due 03/01/14(5).........................  1,100,000    583,000
                                                                  ----------
                                                                   2,164,250
                                                                  ----------
    Building Products - Wood -- 0.2%
      Masonite Corp.
       Company Guar. Notes
       11.00% due 04/06/15............................    565,000    392,675
                                                                  ----------
    Cable TV -- 2.3%
      CCH II LLC/CCH II Capital Corp.
       Senior Notes, Series B
       10.25% due 09/15/10............................    425,000    385,687

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Market
                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Cable TV (continued)
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         10.25% due 10/01/13........................ $2,212,000 $1,941,030
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         11.00% due 10/01/15........................  1,980,000  1,356,300
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         8.75% due 11/15/13.........................    435,000    381,713
        CSC Holdings, Inc.
         Senior Notes
         7.63% due 04/01/11.........................    560,000    556,500
                                                                ----------
                                                                 4,621,230
                                                                ----------
      Casino Hotels -- 1.5%
        Eldorado Casino Corp. (Shreveport)
         Sec. Bonds
         10.00% due 08/01/12(3)(6)..................    429,222    424,930
        Eldorado Resorts LLC
         Senior Notes
         9.00% due 04/15/14(1)(6)...................    475,000    475,000
        MGM Mirage, Inc.
         Senior Notes
         5.88% due 02/27/14.........................  1,080,000    950,400
        Station Casinos, Inc.
         Senior Sub. Notes
         6.63% due 03/15/18.........................     75,000     45,937
        Station Casinos, Inc.
         Senior Sub. Notes
         6.88% due 03/01/16.........................    940,000    592,200
        Turning Stone Resort Casino Enterprise
         Senior Notes
         9.13% due 09/15/14*........................    575,000    554,875
                                                                ----------
                                                                 3,043,342
                                                                ----------
      Casino Services -- 0.3%
        Indianapolis Downs LLC
         Sec. Notes
         11.00% due 11/01/12*.......................    650,000    585,000
                                                                ----------
      Cellular Telecom -- 1.7%
        Centennial Communications Corp.
         Senior Notes
         10.00% due 01/01/13........................    694,000    669,710
        Centennial Communications Corp.
         Senior Notes
         10.13% due 06/15/13........................    275,000    277,750
        Centennial Communications Corp.
         Senior Notes
         10.48% due 01/01/13(4).....................    570,000    524,400
        Cricket Communications, Inc.
         Company Guar. Notes
         9.38% due 11/01/14*........................    330,000    293,700
        MetroPCS Wireless, Inc.
         Senior Notes
         9.25% due 11/01/14.........................    960,000    844,800
        Rural Cellular Corp.
         Senior Sub. Notes
         8.12% due 06/01/13(4)......................    575,000    580,750
        Rural Cellular Corp.
         Senior Notes
         8.99% due 11/01/12(4)......................    210,000    212,100
                                                                ----------
                                                                 3,403,210
                                                                ----------

                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)

        ---------------------------------------------------------------
        Chemicals - Specialty -- 2.9%
          Huntsman International LLC
           Senior Sub. Notes
           7.38% due 01/01/15.................... $  995,000 $  999,975
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14....................    660,000    683,100
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12....................    480,000    477,600
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           11.50% due 12/01/16...................  2,510,000  1,920,150
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12....................  1,925,000  1,689,187
                                                             ----------
                                                              5,770,012
                                                             ----------
        Commercial Services -- 0.1%
          DI Finance/DynCorp International
           Senior Sub. Notes
           9.50% due 02/15/13....................    162,000    168,075
                                                             ----------
        Computer Services -- 0.7%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*..................  1,080,000  1,001,700
          Sungard Data Systems, Inc.
           Company Guar. Notes
           9.13% due 08/15/13....................    415,000    418,113
                                                             ----------
                                                              1,419,813
                                                             ----------
        Computers - Integrated Systems -- 0.1%
          Activant Solutions, Inc.
           Company Guar. Notes
           9.50% due 05/01/16....................    175,000    145,250
                                                             ----------
        Consumer Products - Misc. -- 0.6%
          American Achievement Corp.
           Senior Sub. Notes
           8.25% due 04/01/12....................    407,000    368,335
          Prestige Brands, Inc.
           Senior Sub. Notes
           9.25% due 04/15/12....................    200,000    198,000
          Visant Holding Corp.
           Senior Notes
           8.75% due 12/01/13....................     85,000     80,538
          Visant Holding Corp.
           Senior Notes
           10.25% due 12/01/13(5)................    640,000    585,600
                                                             ----------
                                                              1,232,473
                                                             ----------
        Containers - Metal/Glass -- 1.0%
          Crown Cork & Seal Co., Inc.
           Debentures
           7.38% due 12/15/26....................    275,000    249,562
          Crown Cork & Seal Co., Inc.
           Debentures
           8.00% due 04/15/23....................    685,000    654,175
          Owens - Brockway Glass Container, Inc.
           Company Guar. Notes
           8.25% due 05/15/13....................    985,000  1,019,475
                                                             ----------
                                                              1,923,212
                                                             ----------
        Containers - Paper/Plastic -- 0.7%
          Jefferson Smurfit Corp.
           Company Guar. Notes
           8.25% due 10/01/12....................    535,000    498,888

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Market
                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   -------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Containers - Paper/Plastic (continued)
     Smurfit - Stone Container Enterprises, Inc.
      Senior Notes
      8.00% due 03/15/17.............................. $1,065,000 $  942,525
                                                                  ----------
                                                                   1,441,413
                                                                  ----------
   Data Processing/Management -- 0.5%
     Seitel, Inc.
      Senior Notes
      9.75% due 02/15/14..............................  1,315,000  1,091,450
                                                                  ----------
   Decision Support Software -- 0.2%
     Vangent, Inc.
      Senior Sub. Notes
      9.63% due 02/15/15..............................    405,000    304,256
                                                                  ----------
   Direct Marketing -- 0.5%
     Affinity Group, Inc.
      Senior Sub. Notes
      9.00% due 02/15/12..............................    625,000    562,500
     Visant Corp.
      Company Guar. Notes
      7.63% due 10/01/12..............................    400,000    386,000
                                                                  ----------
                                                                     948,500
                                                                  ----------
   Diversified Manufacturing Operations -- 0.6%
     Harland Clarke Holdings Corp.
      Notes
      7.82% due 05/15/15(4)...........................    400,000    260,000
     Harland Clarke Holdings Corp.
      Notes
      9.50% due 05/15/15..............................    300,000    220,500
     Indalex Holding Corp.
      Sec. Notes
      11.50% due 02/01/14.............................    375,000    296,250
     Sally Holdings LLC
      Company Guar. Notes
      10.50% due 11/15/16.............................    570,000    518,700
                                                                  ----------
                                                                   1,295,450
                                                                  ----------
   Electric - Generation -- 2.6%
     Edison Mission Energy
      Senior Notes
      7.20% due 05/15/19..............................    345,000    338,100
     Edison Mission Energy
      Senior Notes
      7.50% due 06/15/13..............................    100,000    102,500
     Edison Mission Energy
      Senior Notes
      7.63% due 05/15/27..............................    605,000    570,212
     Edison Mission Energy
      Senior Notes
      7.75% due 06/15/16..............................    625,000    643,750
     Reliant Energy Mid - Atlantic Power Holdings LLC
      Pass Through Certs. Series B
      9.24% due 07/02/17..............................    114,670    119,830
     The AES Corp.
      Senior Notes
      7.75% due 10/15/15..............................  1,050,000  1,065,750
     The AES Corp.
      Senior Notes
      8.00% due 10/15/17..............................  1,390,000  1,417,800
     The AES Corp.
      Sec. Notes
      8.75% due 05/15/13*.............................    499,000    521,455
     The AES Corp.
      Senior Notes
      8.88% due 02/15/11..............................    425,000    444,125
                                                                  ----------
                                                                   5,223,522
                                                                  ----------

                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)

      --------------------------------------------------------------------
      Electric - Integrated -- 2.1%
        Energy Future Holdings Corp.
         Company Guar. Notes
         10.88% due 11/01/17*....................... $  830,000 $  818,048
        Mirant Americas Generation LLC
         Senior Notes
         8.30% due 05/01/11.........................    950,000    955,937
        Mirant Americas Generation LLC
         Senior Notes
         8.50% due 10/01/21.........................    700,000    619,500
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(1)(2)(6)...............  1,225,000          0
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes, Series A
         10.25% due 11/01/15*.......................  1,210,000  1,179,750
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes, Series B
         10.25% due 11/01/15*.......................    335,000    326,625
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes
         10.50% due 11/01/16*.......................    385,000    369,600
                                                                ----------
                                                                 4,269,460
                                                                ----------
      Electronic Components - Semiconductors -- 1.2%
        Advanced Micro Devices, Inc.
         Senior Notes
         7.75% due 11/01/12.........................    400,000    336,000
        Amkor Technology, Inc.
         Senior Notes
         7.75% due 05/15/13.........................    460,000    427,800
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................    365,000    354,736
        Freescale Semiconductor, Inc.
         Senior Notes
         9.13% due 12/15/14.........................    815,000    619,400
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16........................    470,000    333,700
        Spansion, Inc.
         Senior Notes
         11.25% due 01/15/16*.......................    400,000    276,000
                                                                ----------
                                                                 2,347,636
                                                                ----------
      Electronics - Military -- 0.4%
        L-3 Communications Corp.
         Company Guar. Notes
         6.13% due 07/15/13.........................    710,000    702,900
                                                                ----------
      Energy - Alternate Sources -- 0.3%
        VeraSun Energy Corp.
         Senior Notes
         9.38% due 06/01/17*........................    210,000    155,400
        VeraSun Energy Corp.
         Sec. Notes
         9.88% due 12/15/12.........................    560,000    534,800
                                                                ----------
                                                                   690,200
                                                                ----------
      Finance - Auto Loans -- 3.7%
        Ford Motor Credit Co. LLC
         Senior Notes
         5.80% due 01/12/09.........................    250,000    241,652
        Ford Motor Credit Co. LLC
         Notes
         7.38% due 10/28/09.........................  4,440,000  4,210,288

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Market
                                                  Principal    Value
                   Security Description            Amount     (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Finance - Auto Loans (continued)
           Ford Motor Credit Co. LLC
            Notes
            7.88% due 06/15/10................... $  300,000 $  276,473
           GMAC LLC
            Senior Notes
            6.00% due 12/15/11...................    300,000    240,407
           GMAC LLC
            Notes
            6.03% due 09/23/08(4)................    650,000    624,069
           GMAC LLC
            Notes
            6.88% due 09/15/11...................  2,160,000  1,762,402
           GMAC LLC
            Notes
            6.88% due 08/28/12...................    185,000    147,669
                                                             ----------
                                                              7,502,960
                                                             ----------
         Finance - Mortgage Loan/Banker -- 0.3%
           Residential Capital LLC
            Company Guar. Notes
            6.18% due 05/22/09(4)................    477,000    324,360
           Residential Capital LLC
            Company Guar. Notes
            6.38% due 06/30/10...................    335,000    190,950
                                                             ----------
                                                                515,310
                                                             ----------
         Food - Meat Products -- 0.1%
           Smithfield Foods, Inc.
            Senior Notes
            7.00% due 08/01/11...................     75,000     73,125
           Smithfield Foods, Inc.
            Senior Notes
            7.75% due 07/01/17...................    200,000    190,000
                                                             ----------
                                                                263,125
                                                             ----------
         Food - Misc. -- 0.1%
           Wornick Co.
            Sec. Notes
            10.88% due 07/15/11+(7)..............    450,000    283,500
                                                             ----------
         Funeral Services & Related Items -- 0.5%
           Service Corp. International
            Senior Notes
            6.75% due 04/01/16...................    300,000    298,500
           Service Corp. International
            Senior Notes
            7.00% due 06/15/17...................    320,000    317,600
           Service Corp. International
            Senior Notes
            7.38% due 10/01/14...................    430,000    438,600
                                                             ----------
                                                              1,054,700
                                                             ----------
         Gambling (Non - Hotel) -- 1.4%
           Downstream Development Authority
            of the Quapaw Tribe of Oklahoma
            Senior Notes
            12.00% due 10/15/15*.................    700,000    595,000
           Greektown Holdings LLC
            Senior Notes
            10.75% due 12/01/13*.................    930,000    878,850
           Mohegan Tribal Gaming
            Senior Sub. Notes
            7.13% due 08/15/14...................    950,000    812,250
           Waterford Gaming LLC
            Senior Notes
            8.63% due 09/15/14*..................    489,000    475,552
                                                             ----------
                                                              2,761,652
                                                             ----------

                                                                  Market
                                                     Principal    Value
                   Security Description               Amount     (Note 2)

      --------------------------------------------------------------------
      Gas - Distribution -- 0.1%
        Colorado Interstate Gas Co.
         Senior Debentures
         6.85% due 06/15/37......................... $  175,000 $  169,381
                                                                ----------
      Home Furnishings -- 0.4%
        Simmons Co.
         Company Guar. Notes
         7.88% due 01/15/14.........................    210,000    169,050
        Simmons Co.
         Senior Notes
         10.00% due 12/15/14(5).....................    923,000    616,103
                                                                ----------
                                                                   785,153
                                                                ----------
      Hotels/Motels -- 0.2%
        Gaylord Entertainment Co.
         Company Guar. Notes
         6.75% due 11/15/14.........................    405,000    350,831
        Gaylord Entertainment Co.
         Company Guaranteed Notes
         8.00% due 11/15/13.........................    160,000    147,200
                                                                ----------
                                                                   498,031
                                                                ----------
      Human Resources -- 0.1%
        Team Health, Inc.
         Company Guar. Notes
         11.25% due 12/01/13........................    300,000    288,000
                                                                ----------
      Independent Power Producers -- 1.5%
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16.........................  2,240,000  2,158,800
        Orion Power Holdings, Inc.
         Senior Notes
         12.00% due 05/01/10........................    175,000    189,875
        Reliant Energy, Inc.
         Senior Notes
         7.88% due 12/31/17.........................    650,000    639,437
                                                                ----------
                                                                 2,988,112
                                                                ----------
      Insurance Brokers -- 0.7%
        USI Holdings Corp.
         Senior Notes
         6.94% due 11/15/14*(4).....................    350,000    273,438
        USI Holdings Corp.
         Senior Sub. Notes
         9.75% due 05/15/15*........................  1,425,000  1,113,281
                                                                ----------
                                                                 1,386,719
                                                                ----------
      Investment Management/Advisor Services -- 1.5%
        LVB Acquisition Merger Sub, Inc.
         Senior Notes
         10.00% due 10/15/17*.......................    480,000    496,200
        LVB Acquisition Merger Sub, Inc.
         Senior Notes
         10.38% due 10/15/17*.......................  1,570,000  1,601,400
        LVB Acquisition Merger Sub, Inc.
         Senior Sub. Notes
         11.63% due 10/15/17*.......................    835,000    821,431
                                                                ----------
                                                                 2,919,031
                                                                ----------
      Medical Information Systems -- 0.4%
        Spheris, Inc.
         Senior Sub. Notes
         11.00% due 12/15/12........................  1,015,000    860,213
                                                                ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Medical Products -- 1.5%
        ReAble Therapeutics Finance LLC /
         ReAble Therapeutics Finance Corp.
         Senior Notes
         10.88% due 11/15/14*...................... $   50,000 $   47,250
        ReAble Therapeutics Finance LLC /
         ReAble Therapeutics Finance Corp.
         Company Guar. Notes
         11.75% due 11/15/14.......................    640,000    556,800
        Universal Hospital Services, Inc.
         Senior Sec. Notes
         8.29% due 06/01/15(4).....................    395,000    371,300
        Universal Hospital Services, Inc.
         Sec. Bonds
         8.50% due 06/01/15........................  1,120,000  1,117,200
        VWR Funding, Inc.
         Company Guaranteed Notes
         10.25% due 07/15/15.......................    875,000    820,312
                                                               ----------
                                                                2,912,862
                                                               ----------
      Medical - HMO -- 0.6%
        Multiplan, Inc.
         Senior Sub. Notes
         10.38% due 04/15/16*......................  1,255,000  1,160,875
                                                               ----------
      Medical - Hospitals -- 4.5%
        Community Health Systems, Inc.
         Senior Notes
         8.88% due 07/15/15........................  2,725,000  2,673,906
        HCA, Inc.
         Senior Notes
         6.25% due 02/15/13........................    605,000    524,838
        HCA, Inc.
         Senior Notes
         8.75% due 09/01/10........................    185,000    185,925
        HCA, Inc.
         Senior Notes
         9.13% due 11/15/14........................    590,000    601,800
        HCA, Inc.
         Senior Notes
         9.25% due 11/15/16........................  3,190,000  3,269,750
        HCA, Inc.
         Senior Notes
         9.63% due 11/15/16........................    880,000    908,600
        IASIS Healthcare LLC / IASIS Capital Corp.
         Bank Guar. Notes
         8.75% due 06/15/14........................    930,000    918,375
                                                               ----------
                                                                9,083,194
                                                               ----------
      Medical - Nursing Homes -- 0.3%
        Sun Healthcare Group, Inc.
         Senior Notes
         9.13% due 04/15/15........................    575,000    553,438
                                                               ----------
      Metal - Diversified -- 1.6%
        Freeport - McMoRan Copper & Gold, Inc.
         Senior Notes
         8.25% due 04/01/15........................    325,000    341,656
        Freeport - McMoRan Copper & Gold, Inc.
         Senior Notes
         8.38% due 04/01/17........................  1,475,000  1,563,500
        Noranda Aluminium Acquisition Corp.
         Senior Notes
         8.74% due 05/15/15*.......................  1,240,000    954,800
        Noranda Aluminium Holding Corp.
         Senior Notes
         10.49% due 11/15/14*......................    425,000    323,000
                                                               ----------
                                                                3,182,956
                                                               ----------


                                                                   Market
                                                      Principal    Value
                   Security Description                Amount     (Note 2)

     ----------------------------------------------------------------------
     Multimedia -- 0.1%
       Haights Cross Operating Co.
        Company Guar. Senior Notes
        11.75% due 08/15/11.......................... $  175,000 $  176,094
                                                                 ----------
     Non - Ferrous Metals -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(1)(6)(8)(11)............    210,000          0
                                                                 ----------
     Non - Hazardous Waste Disposal -- 0.8%
       Allied Waste North America, Inc.
        Company Guar. Notes
        6.88% due 06/01/17...........................  1,135,000  1,098,112
       Allied Waste North America, Inc.
        Senior Notes
        7.88% due 04/15/13...........................    375,000    382,969
       Waste Services, Inc.
        Senior Sub. Notes
        9.50% due 04/15/14...........................     75,000     71,063
                                                                 ----------
                                                                  1,552,144
                                                                 ----------
     Office Automation & Equipment -- 0.7%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15...........................  1,475,000  1,462,094
                                                                 ----------
     Oil Companies - Exploration & Production -- 4.7%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*.........................    500,000    510,000
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12...........................    135,000    135,000
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14...........................    600,000    522,000
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15...........................    995,000    845,750
       Chaparral Energy, Inc.
        Company Guaranteed Notes
        8.88% due 02/01/17...........................    125,000    106,875
       Chesapeake Energy Corp.
        Senior Notes
        6.63% due 01/15/16...........................  1,625,000  1,582,344
       Dune Energy, Inc.
        Senior Sec. Notes
        10.50% due 06/01/12..........................    300,000    259,500
       Encore Acquisition Co.
        Senior Sub. Notes
        6.00% due 07/15/15...........................    630,000    565,425
       Encore Acquisition Co.
        Senior Sub. Notes
        6.25% due 04/15/14...........................    175,000    162,750
       Energy Partners, Ltd.
        Senior Notes
        9.75% due 04/15/14...........................    785,000    657,437
       Exco Resources, Inc.
        Company Guar. Notes
        7.25% due 01/15/11...........................    645,000    620,813
       Hilcorp Energy I LP/Hilcorp Finance Co.
        Senior Notes
        7.75% due 11/01/15*..........................  1,080,000  1,017,900
       Quicksilver Resources, Inc.
        Company Guar. Notes
        7.13% due 04/01/16...........................    200,000    191,500

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Market
                                                        Principal    Value
                   Security Description                  Amount     (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Oil Companies - Exploration & Production (continued)
     Sabine Pass LNG LP
      Company Guaranteed Senior Notes
      7.25% due 11/30/13............................... $  200,000 $  196,000
     Sabine Pass LNG LP
      Sec. Notes
      7.50% due 11/30/16...............................  1,795,000  1,759,100
     Transmeridian Exploration, Inc.
      Company Guar. Notes
      12.00% due 12/15/10..............................    300,000    246,000
                                                                   ----------
                                                                    9,378,394
                                                                   ----------
   Oil - Field Services -- 0.6%
     Allis - Chalmers Energy, Inc.
      Company Guar. Notes
      9.00% due 01/15/14...............................    450,000    411,750
     Helix Energy Solutions Group, Inc.
      Senior Notes
      9.50% due 01/15/16*..............................    425,000    425,000
     Key Energy Services, Inc.
      Senior Notes
      8.38% due 12/01/14*..............................    300,000    300,750
     Oslo Seismic Services, Inc.
      1st Mtg. Bonds
      8.28% due 06/01/11...............................    152,347    163,756
                                                                   ----------
                                                                    1,301,256
                                                                   ----------
   Paper & Related Products -- 1.5%
     Abitibi - Consolidated Finance LP
      Company Guar. Bonds
      7.88% due 08/01/09...............................    335,000    214,400
     Boise Paper Holdings LLC
      12.50% due 02/22/15..............................  1,000,000    925,000
     Bowater, Inc.
      Notes
      6.50% due 06/15/13...............................    545,000    324,275
     Caraustar Industries, Inc.
      Notes
      7.38% due 06/01/09...............................    535,000    428,000
     Georgia - Pacific Corp.
      Company Guar. Notes
      7.00% due 01/15/15*..............................    685,000    642,187
     Georgia - Pacific Corp.
      Company Guar. Notes
      7.13% due 01/15/17*..............................    205,000    190,650
     NewPage Corp.
      Sec. Notes
      10.00% due 05/01/12..............................    100,000    100,250
     NewPage Corp.
      Senior Notes
      10.00% due 05/01/12*.............................    280,000    280,700
                                                                   ----------
                                                                    3,105,462
                                                                   ----------
   Physicians Practice Management -- 0.8%
     US Oncology, Inc.
      Senior Sub. Notes
      10.75% due 08/15/14..............................  1,615,000  1,594,813
                                                                   ----------
   Pipelines -- 3.5%
     Atlas Pipeline Partners LP
      Company Guar. Notes
      8.13% due 12/15/15...............................    555,000    546,675
     Copano Energy LLC
      Company Guar. Notes
      8.13% due 03/01/16...............................  1,025,000  1,045,500

                                                               Market
                                                  Principal    Value
                  Security Description             Amount     (Note 2)

         --------------------------------------------------------------
         Pipelines (continued)
           Dynegy Holdings, Inc.
            Senior Notes
            8.75% due 02/15/12................... $  655,000 $  663,187
           Dynegy - Roseton Danskammer
            Pass Through Certs. Series B
            7.67% due 11/08/16...................    965,000    964,397
           El Paso Corp.
            Senior Sub. Notes
            6.88% due 06/15/14...................    725,000    732,250
           El Paso Natural Gas Co.
            Debentures
            8.63% due 01/15/22...................    600,000    682,017
           MarkWest Energy Partners LP
            Senior Notes
            6.88% due 11/01/14...................    550,000    520,438
           MarkWest Energy Partners LP
            Company Guar. Notes
            8.50% due 07/15/16...................    280,000    279,300
           NGC Corp Capital Trust
            Guar. Bonds
            8.32% due 06/01/27...................    810,000    712,800
           Tennessee Gas Pipeline Co.
            Debentures
            7.00% due 10/15/28...................    410,000    407,262
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................    480,000    523,200
                                                             ----------
                                                              7,077,026
                                                             ----------
         Poultry -- 0.3%
           Pilgrim's Pride Corp.
            Senior Sub. Notes
            8.38% due 05/01/17...................    659,000    579,920
                                                             ----------
         Printing - Commercial -- 0.2%
           Valassis Communications, Inc.
            Senior Notes
            8.25% due 03/01/15...................    530,000    447,850
                                                             ----------
         Publishing - Periodicals -- 0.4%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  1,030,000    741,600
                                                             ----------
         Real Estate Investment Trusts -- 0.5%
           Omega Healthcare Investors, Inc.
            Senior Notes
            7.00% due 04/01/14...................  1,080,000  1,050,300
                                                             ----------
         Recycling -- 0.6%
           Aleris International, Inc.
            Company Guar. Notes
            9.00% due 12/15/14...................    990,000    737,550
           Aleris International, Inc.
            Company Guar. Notes
            10.00% due 12/15/16..................    800,000    549,000
                                                             ----------
                                                              1,286,550
                                                             ----------
         Rental Auto/Equipment -- 0.7%
           Neff Corp.
            Company Guar. Notes
            10.00% due 06/01/15..................    225,000    103,500
           Rental Service Corp.
            Notes
            9.50% due 12/01/14...................    575,000    470,063
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13...................  1,070,000    872,050
                                                             ----------
                                                              1,445,613
                                                             ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Research & Development -- 0.3%
         Alion Science and Technology Corp.
          Company Guar. Notes
          10.25% due 02/01/15..................... $  880,000 $  578,600
                                                              ----------
       Retail - Drug Store -- 0.6%
         Rite Aid Corp.
          Senior Notes
          9.25% due 06/01/13......................    150,000    122,625
         Rite Aid Corp.
          Senior Notes
          9.50% due 06/15/17......................  1,330,000  1,017,450
                                                              ----------
                                                               1,140,075
                                                              ----------
       Retail - Major Department Stores -- 0.1%
         Saks, Inc.
          Company Guar. Notes
          9.88% due 10/01/11......................    200,000    201,000
                                                              ----------
       Retail - Music Store -- 0.0%
         MTS, Inc.
          Senior Notes
          10.00% due 03/15/09+(1)(2)(3)(6)(7)(8)..     16,572      4,309
                                                              ----------
       Retail - Petroleum Products -- 0.3%
         Ferrellgas LP
          Senior Notes
          6.75% due 05/01/14......................    535,000    522,294
                                                              ----------
       Retail - Regional Department Stores -- 0.2%
         Neiman - Marcus Group, Inc.
          Company Guar. Notes
          9.00% due 10/15/15......................    375,000    373,125
         Neiman - Marcus Group, Inc.
          Senior Sub. Notes
          10.38% due 10/15/15.....................     45,000     44,831
                                                              ----------
                                                                 417,956
                                                              ----------
       Retail - Restaurants -- 0.4%
         Dave & Buster's, Inc.
          Company Guar. Notes
          11.25% due 03/15/14.....................    310,000    282,100
         NPC International, Inc.
          Company Guar. Notes
          9.50% due 05/01/14......................    600,000    522,000
                                                              ----------
                                                                 804,100
                                                              ----------
       Rubber - Tires -- 0.3%
         Cooper Standard Automotive, Inc.
          Company Guar. Notes
          8.38% due 12/15/14......................    720,000    540,000
                                                              ----------
       Rubber/Plastic Products -- 0.0%
         Venture Holdings Co. LLC
          Company Guar. Notes
          11.00% due 06/01/07+(6)(9)(12)..........     50,000          5
                                                              ----------
       Soap & Cleaning Preparation -- 0.0%
         Johnsondiversey Holdings, Inc.
          Notes
          10.67% due 05/15/13(5)..................     50,000     47,750
                                                              ----------
       Special Purpose Entities -- 4.0%
         AAC Group Holding Corp.
          Senior Notes
          10.25% due 10/01/12(5)..................    600,000    498,000
         AMR HoldCo, Inc./EmCare HoldCo, Inc.
          Senior Sub. Notes
          10.00% due 02/15/15.....................    175,000    185,500
         Axcan Intermediate Holdings, Inc.
          Senior Notes
          9.25% due 03/01/15*.....................    525,000    519,750

                                                                          Market
                                                             Principal    Value
                   Security Description                       Amount     (Note 2)

----------------------------------------------------------------------------------
Special Purpose Entities (continued)
  Buffalo Thunder Development Authority
   Senior Notes
   9.38% due 12/15/14*...................................... $  570,000 $  433,200
  CCM Merger, Inc.
   Notes
   8.00% due 08/01/13*......................................    830,000    726,250
  Chukchansi Economic Development Authority
   Senior Notes
   8.00% due 11/15/13*......................................    750,000    690,000
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................    371,000    389,086
  Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft
   Notes Co.
   Senior Notes
   8.88% due 04/01/15.......................................    175,000    178,500
  Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft
   Notes Co.
   Senior Notes
   9.75% due 04/01/17.......................................    685,000    679,862
  Hexion US Finance Corp.
   Company Guar. Notes
   9.75% due 11/15/14.......................................    690,000    714,150
  KAR Holdings, Inc.
   Company Guar. Notes
   7.24% due 05/01/14*(4)...................................    300,000    250,500
  KAR Holdings, Inc.
   Senior Notes
   8.75% due 05/01/14*......................................    485,000    434,075
  Local TV Finance LLC
   Senior Notes
   9.25% due 06/15/15*......................................    385,000    313,775
  MedCath Holdings Corp.
   Senior Notes
   9.88% due 07/15/12.......................................    135,000    139,388
  MXEnergy Holdings, Inc.
   Senior Notes
   10.69% due 08/01/11(4)...................................    450,000    409,500
  PNA Intermediate Holding Corp.
   Senior Notes
   11.87% due 02/15/13*.....................................    225,000    204,750
  Snoqualmie Entertainment Authority
   Senior Sec. Notes
   6.94% due 02/01/14*(4)...................................    400,000    346,000
  Snoqualmie Entertainment Authority
   Notes
   9.13% due 02/01/15*......................................    820,000    729,800
  Southern Star Central Corp.
   Senior Notes
   6.75% due 03/01/16.......................................    225,000    215,438
                                                                        ----------
                                                                         8,057,524
                                                                        ----------
Specified Purpose Acquisitions -- 0.1%
  ESI Tractebel Acquisition Corp.
   Company Guar. Bonds
   7.99% due 12/30/11.......................................    286,000    292,102
                                                                        ----------
Steel - Producer -- 0.5%
  Ryerson, Inc.
   Senior Sec. Notes
   12.00% due 11/01/15*.....................................  1,080,000  1,015,200
                                                                        ----------
Steel - Specialty -- 0.1%
  Allegheny Technologies, Inc.
   Notes
   8.38% due 12/15/11.......................................    100,000    106,500
                                                                        ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Storage/Warehousing -- 0.5%
         Mobile Mini, Inc.
          Notes
          6.88% due 05/01/15...................... $  535,000 $  433,350
         Mobile Services Group, Inc.
          Company Guar. Notes
          9.75% due 08/01/14......................    660,000    617,100
                                                              ----------
                                                               1,050,450
                                                              ----------
       Telecom Services -- 1.2%
         Cincinnati Bell Telephone Co.
          Company Guar. Notes
          7.18% due 12/15/23......................     50,000     45,000
         Cincinnati Bell Telephone Co.
          Company Guar. Notes
          7.20% due 11/29/23......................    275,000    247,500
         MasTec, Inc.
          Senior Notes
          7.63% due 02/01/17......................    225,000    199,125
         PAETEC Holding Corp.
          Company Guaranteed Notes
          9.50% due 07/15/15......................  1,190,000  1,103,725
         Qwest Corp.
          Senior Notes
          7.50% due 10/01/14......................    800,000    792,000
                                                              ----------
                                                               2,387,350
                                                              ----------
       Telephone - Integrated -- 2.0%
         Cincinnati Bell, Inc.
          Company Guar. Notes
          7.00% due 02/15/15......................     25,000     23,500
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23......................     50,000     45,000
         Cincinnati Bell, Inc.
          Company Guar. Notes
          8.38% due 01/15/14......................    800,000    768,000
         Citizens Communications Co.
          Senior Notes
          7.13% due 03/15/19......................    250,000    227,500
         Citizens Communications Co.
          Senior Notes
          9.00% due 08/15/31......................    666,000    612,720
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14......................  1,790,000  1,740,775
         Sprint Capital Corp.
          Company Guar. Bonds
          6.38% due 05/01/09......................    650,000    624,000
                                                              ----------
                                                               4,041,495
                                                              ----------
       Television -- 1.7%
         Allbritton Communications Co.
          Senior Sub. Notes
          7.75% due 12/15/12......................     10,000      9,950
         Bonten Media Acquisition Co.
          Company Guar. Notes
          9.00% due 06/01/15*.....................    175,000    127,969
         ION Media Networks, Inc.
          Senior Notes
          7.51% due 01/15/12*(4)..................    425,000    352,750
         ION Media Networks, Inc.
          Sec. Senior Notes
          10.51% due 01/15/13*(4).................  2,350,000  1,812,437
         LIN Television Corp.
          Senior Sub. Notes
          6.50% due 05/15/13......................    540,000    488,700

                                                          Market
                                             Principal    Value
                  Security Description        Amount     (Note 2)

             -----------------------------------------------------
             Television (continued)
               Young Broadcasting, Inc.
                Senior Sub. Notes
                8.75% due 01/15/14.......... $  385,000 $  248,325
               Young Broadcasting, Inc.
                Company Guar. Notes
                10.00% due 03/01/11.........    570,000    393,300
                                                        ----------
                                                         3,433,431
                                                        ----------
             Theaters -- 1.0%
               AMC Entertainment, Inc.
                Senior Sub. Notes
                8.00% due 03/01/14..........  1,320,000  1,112,100
               Cinemark, Inc.
                Senior Notes
                9.75% due 03/15/14(5).......    975,000    887,250
                                                        ----------
                                                         1,999,350
                                                        ----------
             Transactional Software -- 0.3%
               Open Solutions, Inc.
                Senior Sub. Notes
                9.75% due 02/01/15*.........    715,000    564,850
                                                        ----------
             Transport - Air Freight -- 1.5%
               Atlas Air, Inc.
                Pass Through Certs.
                Series 1991-1, Class A-2
                6.88% due 01/02/11..........    336,337    329,611
               Atlas Air, Inc.
                Pass Through Certs.
                Series 1991-1, Class A-1
                7.20% due 01/02/19..........    377,726    372,060
               Atlas Air, Inc.
                Pass Through Certs.
                Series A
                7.38% due 01/02/18..........     55,097     54,959
               Atlas Air, Inc.
                Pass Through Certs.
                Series 1991-1, Class B
                7.63% due 01/02/15..........    862,020    948,221
               Atlas Air, Inc.
                Pass Through Certs.
                Series 2000-1, Class A
                8.71% due 01/02/19..........  1,004,505    981,904
               Atlas Air, Inc.
                Pass Through Certs.
                Series 1991-1, Class C
                8.77% due 01/02/11..........     87,400     86,526
               Atlas Air, Inc.
                Pass Through Certs.
                Series 2000-1, Class B
                9.06% due 07/02/17..........    197,175    234,639
                                                        ----------
                                                         3,007,920
                                                        ----------
             Transport - Services -- 0.3%
               Bristow Group, Inc.
                Senior Notes
                7.50% due 09/15/17*.........    475,000    476,188
               PHI, Inc.
                Company Guar. Notes
                7.13% due 04/15/13..........    230,000    211,600
                                                        ----------
                                                           687,788
                                                        ----------
             Travel Services -- 0.6%
               Travelport LLC
                Company Guar. Notes
                9.88% due 09/01/14..........    350,000    303,625

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                   Principal     Value
                  Security Description              Amount      (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Travel Services (continued)
        Travelport LLC
         Company Guar. Notes
         11.88% due 09/01/16...................... $1,120,000 $    946,400
                                                              ------------
                                                                 1,250,025
                                                              ------------
      Vitamins & Nutrition Products -- 0.1%
        General Nutrition Centers, Inc.
         Company Guar. Notes
         10.01% due 03/15/14......................    235,000      187,413
                                                              ------------
      Total Corporate Bonds & Notes
         (cost $169,630,008)......................             154,962,564
                                                              ------------
      FOREIGN CORPORATE BONDS & NOTES -- 7.8%
      Building & Construction - Misc. -- 0.2%
        North American Energy Partners, Inc.
         Senior Notes
         8.75% due 12/01/11.......................    485,000      477,725
                                                              ------------
      Building Products - Doors & Windows -- 0.0%
        Masonite International Corp.
         Company Guar. Notes
         11.00% due 04/06/15......................     80,000       55,200
                                                              ------------
      Computers - Memory Devices -- 0.4%
        Seagate Technology HDD Holdings
         Company Guar. Notes
         6.80% due 10/01/16.......................    825,000      796,125
                                                              ------------
      Containers - Metal/Glass -- 0.8%
        Vitro SAB de CV
         Senior Notes
         9.13% due 02/01/17.......................  1,270,000    1,115,695
        Vitro SAB De CV
         Senior Notes
         11.75% due 11/01/13......................    550,000      570,625
                                                              ------------
                                                                 1,686,320
                                                              ------------
      Diversified Manufacturing Operations -- 0.5%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*......................    965,000      991,537
                                                              ------------
      Electronic Components - Misc. -- 0.5%
        NXP BV / NXP Funding LLC
         Company Guar. Notes
         9.50% due 10/15/15.......................  1,115,000      924,759
                                                              ------------
      Food - Meat Products -- 0.5%
        JBS SA
         Company Guar. Notes
         9.38% due 02/07/11.......................    800,000      800,000
        JBS SA
         Senior Notes
         10.50% due 08/04/16*.....................    250,000      244,375
                                                              ------------
                                                                 1,044,375
                                                              ------------
      Independent Power Producer -- 0.0%
        AES Drax Energy, Ltd.
         Sec. Notes
         11.50% due 08/30/10+(6)(7)...............    475,000          475
                                                              ------------
      Medical - Drugs -- 1.0%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14.......................    425,000      293,250
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         8.87% due 12/01/13(4)....................  1,030,000      813,700

                                                                   Market
                                                      Principal    Value
                   Security Description                Amount     (Note 2)

     ----------------------------------------------------------------------
     Medical - Drugs (continued)
       Elan Finance PLC
        Company Guar. Notes
        7.07% due 11/15/11(4)........................ $  200,000 $  183,500
       Elan Finance PLC
        Company Guar. Bonds
        7.75% due 11/15/11...........................    800,000    754,000
                                                                 ----------
                                                                  2,044,450
                                                                 ----------
     Multimedia -- 0.1%
       Quebecor Media, Inc.
        Senior Notes
        7.75% due 03/15/16*..........................    275,000    252,313
                                                                 ----------
     Oil Companies - Exploration & Production -- 1.3%
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13...........................    850,000    790,500
       OPTI Canada, Inc.
        Secured Notes
        7.88% due 12/15/14*..........................    790,000    768,275
       OPTI Canada, Inc.
        Company Guar. Notes
        8.25% due 12/15/14*..........................  1,140,000  1,125,750
                                                                 ----------
                                                                  2,684,525
                                                                 ----------
     Paper & Related Products -- 0.5%
       Abitibi - Consolidated, Inc.
        Notes
        5.25% due 06/20/08...........................     75,000     63,094
       Abitibi - Consolidated, Inc.
        Notes
        6.00% due 06/20/13...........................    180,000     92,700
       Abitibi - Consolidated, Inc.
        Notes
        8.55% due 08/01/10...........................  1,325,000    740,343
       Bowater Canada Finance Corp.
        Company Guar. Notes
        7.95% due 11/15/11...........................    125,000     81,875
                                                                 ----------
                                                                    978,012
                                                                 ----------
     Printing - Commercial -- 0.3%
       Quebecor World Capital Corp.
        Senior Notes
        8.75% due 03/15/16+*(7)(8)...................  1,190,000    577,150
                                                                 ----------
     Satellite Telecom -- 1.0%
       Intelsat Bermuda, Ltd.
        Senior Notes
        11.25% due 06/15/16..........................    285,000    283,931
       Intelsat Intermediate Holding Co., Ltd.
        Senior Notes
        9.25% due 02/01/15(5)........................  1,925,000  1,612,188
                                                                 ----------
                                                                  1,896,119
                                                                 ----------
     Special Purpose Entity -- 0.2%
       Hellas Telecommunications Luxembourg II
        Sub. Notes
        10.01% due 01/15/15*(4)......................    650,000    474,500
                                                                 ----------
     Telecom Services -- 0.2%
       Global Crossing UK Finance PLC
        Company Guar. Notes
        10.75% due 12/15/14..........................    335,000    338,350
                                                                 ----------
     Transport - Marine -- 0.2%
       Ultrapetrol Bahamas, Ltd.
        1st Mtg. Bonds
        9.00% due 11/24/14...........................    380,000    346,275
                                                                 ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Market
                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
  ----------------------------------------------------------------------------
  FOREIGN CORPORATE BONDS & NOTES (continued)
  Transport - Rail -- 0.1%
    Grupo Transportacion Ferroviaria Mexicana SA de CV
     Senior Notes
     9.38% due 05/01/12................................ $  137,000 $   142,480
                                                                   -----------
  Total Foreign Corporate Bonds & Notes
     (cost $18,304,200)................................             15,710,690
                                                                   -----------
  LOANS -- 4.4%
  Beverages - Non - alcoholic -- 0.1%
    Le - Natures, Inc.
     9.36% due 03/01/11+(6)(7)(8)(13)(14)..............    600,000     249,750
                                                                   -----------
  Building - Residential/Commercial -- 0.4%
    TOUSA, Inc.
     14.25% due 07/31/13(6)(13)(14)....................  1,044,822     810,782
                                                                   -----------
  Casino Services -- 0.2%
    Herbst Gaming, Inc.
     9.22% due 12/02/11(13)(14)........................    500,000     398,761
                                                                   -----------
  Diversified Financial Services -- 1.0%
    Wind Acquisition Holdings Finance S.A.
     11.20% due 12/21/11(2)(6)(13)(14).................  1,179,016   1,072,905
    Wind Finance SL S.A
     11.32% due 11/26/14(6)(13)(14)....................  1,000,000     981,667
                                                                   -----------
                                                                     2,054,572
                                                                   -----------
  Electric Products - Misc. -- 0.5%
    Texas Competitive Electric
     6.60% due 10/10/14(13)(14)........................    997,500     912,712
                                                                   -----------
  Leisure Products -- 0.1%
    AMC Entertainment Holdings, Inc.
     7.80% due 06/15/12(2)(6)(13)(14)..................    316,548     274,606
                                                                   -----------
  Medical - Drugs -- 0.4%
    Triax Pharmaceuticals LLC
     15.54% due 08/30/11(1)(2)(6)(13)(14)(16)(17)......  1,010,186     908,468
                                                                   -----------
  Publishing - Periodicals -- 0.5%
    R.H. Donnelley Corp.
     4.58% due 06/30/11(1)(6)(13)(14)..................  1,000,000     928,900
                                                                   -----------
  Satellite Telecom -- 0.7%
    Intelsat Bermuda Ltd.
     5.18% due 07/03/12(6)(13)(14).....................    972,222     901,736
    Intelsat Corp.
     5.18% due 01/03/14(6)(13)(14).....................    498,737     462,579
                                                                   -----------
                                                                     1,364,315
                                                                   -----------
  Telecom Services -- 0.5%
    Telesat Canada
     9.00% due 10/31/08(2)(6)(13)(14)..................  1,000,000     955,000
                                                                   -----------
  Total Loans
     (cost $9,626,149).................................              8,857,866
                                                                   -----------
  OTHER INVESTMENTS -- 0.0%
  Independent Power Producers -- 0.0%
    Calpine Corp.
     Unsecured Claim
     Class C-7, Claim No. 2625(18)
     (cost $78,433)....................................      4,568      74,813
                                                                   -----------
  COMMON STOCK -- 1.6%
  Casino Services -- 0.0%
    Shreveport Gaming Holdings, Inc.+(1)(2)(6).........      2,501      57,223
                                                                   -----------
  Cellular Telecom -- 0.6%
    iPCS, Inc.(2)(6)...................................     58,957   1,118,414
                                                                   -----------

                                                                                  Market
                                                                   Principal      Value
                      Security Description                          Amount       (Note 2)

--------------------------------------------------------------------------------------------
Independent Power Producers -- 0.2%
  Calpine Corp................................................... $    25,648  $    484,234
  Mirant Corp.+..................................................       1,525        56,425
                                                                               ------------
                                                                                    540,659
                                                                               ------------
Medical - Drugs -- 0.0%
  Triax Pharmaceuticals LLC(1)(2)(6)(15).........................      85,612        35,957
                                                                               ------------
Medical - Hospitals -- 0.2%
  MedCath Corp.+.................................................      23,286       485,513
                                                                               ------------
Medical - Outpatient/Home Medical -- 0.0%
  Critical Care Systems International, Inc.(1)(2)................      13,262           133
                                                                               ------------
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc.+...............................       3,206         4,008
                                                                               ------------
Oil - Field Services -- 0.5%
  Trico Marine Services, Inc.+...................................      27,069     1,069,767
                                                                               ------------
Retail - Music Store -- 0.0%
  MTS, Inc.(1)(2)(6).............................................       3,863             0
                                                                               ------------
Total Common Stock
   (cost $2,410,440).............................................                 3,311,674
                                                                               ------------
PREFERRED STOCK -- 1.1%
Medical - Drugs -- 0.0%
  Triax Pharmaceuticals LLC,
   Class C(1)(2)(6)(15)..........................................      26,118        52,235
                                                                               ------------
Medical - Generic Drugs -- 0.3%
  Mylan, Inc.
   6.50%.........................................................         625       560,694
                                                                               ------------
Oil Companies - Exploration & Production -- 0.8%
  EXCO Resources, Inc.
   Convertible Series A-1
   7.00%(1)(2)...................................................         125     1,375,000
  Transmeridian Exploration, Inc.
   15.00%(1)(3)..................................................       2,496       137,280
                                                                               ------------
                                                                                  1,512,280
                                                                               ------------
Total Preferred Stock
   (cost $2,155,508).............................................                 2,125,209
                                                                               ------------
WARRANTS -- 0.0%
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc.
   Expires 12/15/10+(1)
   (strike price $4.31) (cost $37,979)...........................      13,811         1,381
                                                                               ------------
Total Long - Term Investment Securities
   (cost $203,221,062)...........................................               185,680,028
                                                                               ------------
REPURCHASE AGREEMENT -- 8.1%
  Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in
   the amount of $16,177,356 and collateralized by Federal
   Home Loan Bank Bonds, bearing interest at 5.38% due
   09/09/16 and having an approximate value of $16,660,500
   (cost $16,174,000)............................................  16,174,000    16,174,000
                                                                               ------------
TOTAL INVESTMENTS
   (cost $219,395,062)(10).......................................       100.4%  201,854,028
Liabilities in excess of other assets............................        (0.4)     (972,212)
                                                                  -----------  ------------
NET ASSETS --                                                           100.0% $200,881,816
                                                                  ===========  ============
BONDS & NOTES SOLD SHORT -- (2.1%)
Casino Hotels -- (0.5%)
  Wynn Las Vegas LLC
   First Mortgage Bond
   6.63% due 12/01/14
   (Proceeds $983,750)...........................................  (1,000,000)     (960,000)
                                                                               ------------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Market
                                               Principal      Value
                 Security Description           Amount       (Note 2)
         --------------------------------------------------------------
         BONDS & NOTES SOLD SHORT (continued)
         Commercial Services -- (0.5%)
           Aramark Corp.
            Senior Notes
            8.50% due 02/01/15
            (Proceeds $985,000).............. $(1,000,000) $  (985,000)
                                                           -----------
         Total Bonds & Notes Sold Short
            (Proceeds $1,938,750)............               (1,945,000)
                                                           ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $33,766,160 representing 16.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the High Yield Bond Fund held the following restricted securities:

                                    Principal                         Market   Value as a
                        Acquisition  Amount/  Acquisition   Market     Value      % of
         Name              Date      Shares      Cost       Value    Per Share Net Assets
----------------------- ----------- --------- ----------- ---------- --------- ----------
AMC Entertainment
 Holdings, Inc.
 Loan Agreement
 7.80% due
 06/15/12..............  09/17/07   $316,548  $  316,548  $  274,606  $ 86.75     0.14%
Critical Care Systems
 International, Inc.
 Common Stock..........  06/04/05      1,420      12,824
                                       2,368      21,394
                                       4,737      37,189
                                       4,737      35,230
                                    --------  ----------
                                      13,262     106,637         133     0.01     0.00
                                    --------  ----------
Exco Resources, Inc.
 Convertible
 Series A-1
 7.00% Preferred
 Stock.................  03/29/07        125   1,250,000   1,375,000   11,000     0.68
ICO North America, Inc.
 Notes
 7.50% due
 08/15/09..............  08/11/05   $250,000     250,000     218,400    87.36     0.11
                         02/15/08     10,000      10,000
                                    --------  ----------
                                    $260,000     260,000
                                    --------  ----------
iPCS, Inc.
 Common Stock..........  08/12/04     57,705     894,412
                         07/28/05      1,252           0
                                    --------  ----------
                                      58,957     894,412   1,118,414    18.97     0.56
                                    --------  ----------
MTS, Inc.
 Common Stock..........  03/16/04      3,863           0           0     0.00     0.00

                                  Principal                          Market   Value as a
                      Acquisition  Amount/   Acquisition   Market     Value      % of
        Name             Date      Shares       Cost       Value    Per Share Net Assets
--------------------- ----------- ---------- ----------- ---------- --------- ----------
MTS, Inc.
 Senior Notes
 10.00% due
 03/15/09............  03/16/04   $   13,636 $   47,099
                       09/03/04          681        681
                       03/19/05          715        143
                       09/04/05          751        195
                       03/04/06          789        205
                                  ---------- ----------
                                  $   16,572     48,323  $    4,309  $26.00      0.00
                                  ---------- ----------
Shreveport Gaming
 Holdings, Inc.
 Common Stock........  07/21/05          531     12,228
                       07/19/05        1,970     45,355
                                  ---------- ----------
                                       2,501     57,583      57,223   22.88      0.03
                                  ---------- ----------
Southern Energy
 Notes
 7.90% due
 07/15/09............  01/10/06   $1,225,000          0           0    0.00      0.00
Telesat Canada
 Loan Agreement
 9.00% due
 10/31/08............  01/30/08   $1,000,000    870,000     955,000   95.50      0.48
Triax Pharmaceuticals
 LLC
 Loan Agreement
 15.54% due
 08/30/11............  08/31/07   $1,000,000    899,308     908,468   90.85      0.45
                       11/01/07        2,583      2,583
                       01/11/08        7,603      7,603
                                  ---------- ----------
                                  $1,010,186    909,494
                                  ---------- ----------
Triax Pharmaceuticals
 LLC
 Common Stock........  08/31/07       85,612     35,957      35,957    0.42      0.02
Triax Pharmaceuticals
 LLC
 Preferred Stock.....  08/31/07       26,118     52,235      52,235    2.00      0.03
Wind Acquisition
 Holdings Finance
 S.A.
 Loan Agreement
 11.20% due
 12/21/11............  03/15/07   $  206,305    206,843
                       03/19/07      103,153    103,150
                       06/21/07      206,374    208,892
                       07/18/07        3,288      3,308
                       07/18/07        6,575      6,618
                       10/31/07       16,941     16,941
                       11/01/07      600,000    605,724
                       01/31/08       36,380     36,380
                                  ---------- ----------
                                  $1,179,016  1,187,856   1,072,905   91.00      0.53
                                  ---------- ----------  ----------              ----
                                                          6,072,650              3.03%
                                                         ==========              ====

(3)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(5)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(6)Illiquid security
(7)Bond in default
(8)Company has filed Chapter 11 bankruptcy protection.
(9)Company has filed Chapter 7 bankruptcy.
(10)See Note 5 for cost of investments on a tax basis.

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

(11)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(12)Bond in default and did not pay principal at maturity.
(13)Senior Loans are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London InterBank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)Consists of more than one class of securities traded together as a unit.
(16)A portion of the interest is paid in the form of additional bonds.
(17)Loan is subject to an unfunded loan commitment. See Note 12 for details.
(18)The claim is an allowed general unsecured claim against the debtor, Calpine Corp., and is free from any withholding, offset, counterclaim, subordination, or deduction of any kind. Unsecured claim holders are expected to recover 99.9% of all debt including penalty interest, as set forth in the bankruptcy plan, in the form of new common stock. As of February 29, 2008, a partial payment had been received.

See Notes to Financial Statements

VALIC Company II International Small Cap Equity
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Building & Construction Products -- Misc. 5.5%
                 Banks -- Commercial...................... 3.7
                 Water.................................... 3.6
                 Chemicals -- Diversified................. 3.6
                 Machinery -- General Industrial.......... 3.3
                 Unknown.................................. 3.0
                 Consulting Services...................... 2.9
                 Time Deposits............................ 2.8
                 Chemicals -- Specialty................... 2.7
                 Diversified Manufacturing Operations..... 2.4
                 Miscellaneous Manufacturing.............. 2.1
                 Medical -- Drugs......................... 2.0
                 Electric Products -- Misc................ 1.9
                 Gambling (Non-Hotel)..................... 1.9
                 Finance -- Investment Banker/Broker...... 1.9
                 Printing -- Commercial................... 1.7
                 Building -- Heavy Construction........... 1.7
                 Auto/Truck Parts & Equipment -- Original. 1.6
                 Medical -- Biomedical/Gene............... 1.5
                 Electric -- Transmission................. 1.5
                 Food -- Misc............................. 1.5
                 Retail -- Misc./Diversified.............. 1.5
                 Oil -- Field Services.................... 1.4
                 Oil Refining & Marketing................. 1.4
                 Aerospace/Defense........................ 1.4
                 Rubber -- Tires.......................... 1.3
                 Medical -- Wholesale Drug Distribution... 1.3
                 Computers -- Integrated Systems.......... 1.3
                 Machinery -- Construction & Mining....... 1.1
                 Electronic Components -- Misc............ 0.9
                 Electric -- Integrated................... 0.9
                 Apparel Manufacturers.................... 0.9
                 Aerospace/Defense -- Equipment........... 0.9
                 Computer Services........................ 0.9
                 Financial Guarantee Insurance............ 0.9
                 Therapeutics............................. 0.9
                 Wire & Cable Products.................... 0.9
                 Direct Marketing......................... 0.9
                 Medical Products......................... 0.8
                 Instruments -- Controls.................. 0.8
                 Machinery -- Material Handling........... 0.8
                 Appliances............................... 0.8
                 Rental Auto/Equipment.................... 0.7
                 Engineering/R&D Services................. 0.7
                 Computers................................ 0.7
                 Retail -- Discount....................... 0.7
                 Machinery -- Electrical.................. 0.7
                 Agricultural Operations.................. 0.7
                 Retail -- Apparel/Shoe................... 0.6
                 Medical Instruments...................... 0.6
                 Filtration/Separation Products........... 0.6
                 Schools.................................. 0.6
                 E-Commerce/Services...................... 0.6
                 Containers -- Paper/Plastic.............. 0.6
                 Retail -- Automobile..................... 0.6
                 Applications Software.................... 0.5
                 Internet Content -- Information/News..... 0.5
                 Beverages -- Non-alcoholic............... 0.5
                 Real Estate Operations & Development..... 0.5
                 Coal..................................... 0.5
                 Metal Processors & Fabrication........... 0.5
                 Coatings/Paint........................... 0.5
                 Diversified Operations................... 0.5
                 Agricultural Chemicals................... 0.5
                 Resorts/Theme Parks...................... 0.5
                 Retail -- Restaurants.................... 0.4
                 E -- Services/Consulting................. 0.4
                 Travel Services.......................... 0.4
                 Commercial Services...................... 0.4

             Oil Companies -- Exploration & Production......  0.4
             Internet Infrastructure Software...............  0.4
             Transport -- Truck.............................  0.4
             Medical -- Hospitals...........................  0.4
             Building -- Maintance & Services...............  0.4
             Retail -- Major Department Stores..............  0.4
             Steel -- Producers.............................  0.3
             Energy -- Alternate Sources....................  0.3
             Retail -- Sporting Goods.......................  0.3
             Footwear & Related Apparel.....................  0.3
             Finance -- Leasing Companies...................  0.3
             Electronics -- Military........................  0.3
             Shipbuilding...................................  0.3
             Data Processing/Management.....................  0.3
             Electronic Components -- Semiconductors........  0.3
             Building & Construction -- Misc................  0.2
             Finance -- Other Services......................  0.2
             Protection/Safety..............................  0.2
             Transport -- Marine............................  0.2
             Advanced Materials.............................  0.2
             Retail -- Regional Department Stores...........  0.2
             Engines -- Internal Combustion.................  0.2
             Retail -- Drug Store...........................  0.2
             Fisheries......................................  0.2
             Machinery -- Print Trade.......................  0.2
             Batteries/Battery Systems......................  0.2
             Retail -- Consumer Electronics.................  0.2
             Investment Management/Advisor Services.........  0.2
             Electric -- Generation.........................  0.2
             Entertainment Software.........................  0.2
             Semiconductor Components -- Integrated Circuits  0.2
             Cellular Telecom...............................  0.2
             Electronic Parts Distribution..................  0.1
             Electronic Connectors..........................  0.1
             Commerce.......................................  0.1
             Transport -- Services..........................  0.1
             Recycling......................................  0.1
                                                             ----
                                                             98.8%
                                                             ====

*  Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Country Allocation*

                              Japan......... 24.3%
                              Germany....... 12.6
                              United Kingdom 11.8
                              Spain.........  8.0
                              Finland.......  4.5
                              Switzerland...  4.3
                              France........  4.1
                              Denmark.......  3.8
                              Netherlands...  3.7
                              United States.  2.8
                              South Korea...  2.8
                              Sweden........  1.8
                              Cayman Islands  1.6
                              Bermuda.......  1.6
                              Australia.....  1.5
                              Austria.......  1.1
                              Hong Kong.....  1.0
                              China.........  1.0
                              Italy.........  0.9
                              Ireland.......  0.9
                              Singapore.....  0.9
                              Greece........  0.8
                              Taiwan........  0.7
                              Malaysia......  0.7
                              Indonesia.....  0.5
                              Thailand......  0.5
                              Philippines...  0.3
                              India.........  0.3
                                             ----
                                             98.8%
                                             ====

*  Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------



                                                                   Market
                                                                    Value
                  Security Description                  Shares   (Note 2)(1)
   -------------------------------------------------------------------------
   COMMON STOCK -- 94.0%
   Australia -- 1.5%
     ABB Grain, Ltd...................................   215,311 $ 1,702,257
     Crane Group, Ltd.................................   100,000   1,347,273
     JB Hi-Fi, Ltd....................................   126,877   1,227,158
     Macmahon Holdings, Ltd........................... 1,265,995   1,978,736
     Navitas, Ltd.....................................   301,788     520,493
     Oakton, Ltd......................................   301,565     998,404
     Primary Health Care, Ltd.........................    55,054     326,964
     Tassal Group, Ltd................................   503,259   1,303,600
     Transfield Services, Ltd.........................   108,594   1,150,590
                                                                 -----------
                                                                  10,555,475
                                                                 -----------
   Austria -- 1.1%
     Andritz AG.......................................   131,351   7,329,461
                                                                 -----------
   Bermuda -- 1.6%
     China Yurun Food Group, Ltd...................... 1,598,000   1,981,281
     CNPC Hong Kong, Ltd.............................. 2,950,000   1,622,958
     Fairwood, Ltd....................................   890,500   1,061,147
     FerroChina, Ltd.................................. 1,299,000   1,274,476
     Global Sources, Ltd.+............................    46,640     569,008
     Huabao International Holdings, Ltd............... 1,985,000   1,679,590
     IT, Ltd.......................................... 7,716,000   2,354,893
     Luk Fook Holdings International, Ltd.............   272,000     205,032
                                                                 -----------
                                                                  10,748,385
                                                                 -----------
   Cayman Islands -- 1.6%
     Anta Sports Products, Ltd.+...................... 2,097,000   2,257,006
     China Huiyuan Juice Group, Ltd.+................. 1,248,000     999,610
     Hidili Industry International Development, Ltd.+. 1,904,000   3,292,583
     HKR International, Ltd........................... 2,692,800   2,062,775
     New World Department Store China, Ltd.+.......... 1,881,000   2,430,663
     SA SA International Holdings, Ltd................   252,000     106,397
                                                                 -----------
                                                                  11,149,034
                                                                 -----------
   China -- 1.0%
     AsiaInfo Holdings, Inc.+.........................   230,500   2,560,855
     China BlueChemical, Ltd.......................... 4,952,000   3,145,989
     Zhuzhou CSR Times Electric Co., Ltd.............. 1,089,000   1,333,234
                                                                 -----------
                                                                   7,040,078
                                                                 -----------
   Denmark -- 3.8%
     FLSmidth & Co. A/S...............................   146,312  13,652,632
     Genmab A/S+......................................    72,880   4,298,394
     Jyske Bank A/S+..................................   124,210   8,556,779
                                                                 -----------
                                                                  26,507,805
                                                                 -----------
   Finland -- 4.5%
     Nokian Renkaat Oyj...............................   226,781   9,355,670
     Pohjola Bank PLC Class A.........................   491,924   8,585,979
     Ramirent Oyj.....................................   296,724   5,163,704
     Wartsila Oyj, Class B............................   121,906   8,316,980
                                                                 -----------
                                                                  31,422,333
                                                                 -----------
   France -- 4.1%
     April Group......................................    86,929   5,485,343
     Bureau Veritas SA+...............................   200,340  10,878,113
     Euler Hermes SA..................................    61,549   6,297,673
     Nexans SA........................................    54,384   5,954,712
                                                                 -----------
                                                                  28,615,841
                                                                 -----------
   Germany -- 10.6%
     Fielmann AG......................................   177,648  10,493,012
     GEA Group AG+....................................   116,230   3,796,799
     K+S AG...........................................    34,934   9,991,307
     MTU Aero Engines Holding AG......................   186,775   9,461,240
     SGL Carbon AG+...................................   230,523  12,640,891

                                                                Market
                                                                 Value
                 Security Description                Shares   (Note 2)(1)

      -------------------------------------------------------------------
      Germany (continued)
        Symrise AG+...............................    417,295 $11,216,299
        Vossloh AG................................     85,963  11,977,512
        Wincor Nixdorf AG.........................     54,132   4,316,349
                                                              -----------
                                                               73,893,409
                                                              -----------
      Greece -- 0.8%
        Fourlis Holdings SA.......................    183,913   5,396,350
                                                              -----------
      Hong Kong -- 1.0%
        China Everbright International, Ltd.......  3,779,000   1,813,457
        China Green Holdings, Ltd.................  2,658,000   3,047,977
        Dah Sing Banking Group, Ltd...............    720,400   1,247,974
        Guangzhou Investment Co., Ltd.............  4,726,000   1,103,397
                                                              -----------
                                                                7,212,805
                                                              -----------
      India -- 0.3%
        Chennai Petroleum Corp., Ltd..............    292,380   2,127,047
                                                              -----------
      Indonesia -- 0.5%
        Ciputra Development Tbk PT+............... 13,728,500   1,162,658
        Medco Energi Internasional Tbk PT.........  2,314,000   1,023,115
        United Tractors Tbk PT....................  1,096,000   1,570,997
                                                              -----------
                                                                3,756,770
                                                              -----------
      Ireland -- 0.9%
        Kerry Group PLC...........................    207,157   6,473,369
                                                              -----------
      Italy -- 0.9%
        Hera SpA..................................  1,437,770   6,476,304
                                                              -----------
      Japan -- 24.3%
        Acrodea ,Inc.+............................         52     232,601
        Amano Corp................................    136,500   1,572,143
        Chugoku Marine Paints, Ltd................    401,000   3,247,611
        Daiichi Chuo Kisen Kaisha.................    219,000   1,583,050
        Daiseki Co., Ltd..........................     41,360   1,175,692
        Dena Co., Ltd.............................        438   2,837,189
        Digital Garage, Inc.+.....................      1,165   1,953,328
        Disco Corp................................     48,800   2,298,147
        Don Quijote Co, Ltd.......................    300,600   4,834,619
        en-japan, Inc.............................        526   1,208,390
        EPS Co., Ltd..............................        845   3,552,631
        Exedy Corp................................    164,700   4,931,179
        FP Corp...................................     82,700   2,188,302
        Fujimi, Inc...............................    107,100   1,390,716
        Glory, Ltd................................     43,800     991,934
        Harmonic Drive Systems, Inc...............        319   1,178,652
        HIS Co., Ltd..............................    176,000   2,943,850
        Hisamitsu Pharmaceutical Co., Inc.........    111,500   3,575,273
        Hitachi Systems & Services, Ltd...........    125,200   2,410,202
        Iriso Electronics Co., Ltd................     53,200     926,991
        Japan Aviation Electronics Industry, Ltd..    207,000   2,155,432
        Japan Steel Works, Ltd....................    357,000   5,787,075
        Kaga Electronics Co., Ltd.................     79,500     994,806
        Kakaku.com, Inc...........................        627   3,550,902
        Kenedix, Inc..............................        889   1,169,624
        Kito Corp.................................        501     929,428
        Kitz Corp.................................    157,000     870,651
        Koito Manufacturing Co., Ltd..............    225,000   2,942,897
        Kyoritsu Maintenance Co., Ltd.............    142,800   2,432,781
        Lintec Corp...............................    157,200   2,381,036
        Mani, Inc.................................     26,900   1,730,078
        MCJ Co., Ltd.+............................      1,628     581,908
        Miraca Holdings, Inc......................     93,900   2,017,549
        Miraial Co., Ltd..........................     35,100   1,088,488
        Mitsubishi UFJ Lease & Finance Co., Ltd...     61,990   2,219,833
        Modec, Inc................................    117,700   3,849,095

VALIC Company II International Small Cap Equity
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Market
                                                               Value
                 Security Description              Shares   (Note 2)(1)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Japan (continued)
         Moshi Moshi Hotline, Inc...............    218,000 $  5,948,042
         Nabtesco Corp..........................    376,000    4,985,789
         Nihon Dempa Kogyo Co., Ltd.............     50,100    1,659,719
         Nishimatsuya Chain Co., Ltd............    219,200    2,090,257
         Nissha Printing Co, Ltd................     48,200    2,029,430
         NPC, Inc...............................     25,000    1,238,286
         Obic Co, Ltd...........................     10,020    1,848,420
         Okasan Holdings, Inc...................    407,000    2,259,337
         Osaka Securities Exchange Co., Ltd.....        313    1,611,258
         Otsuka Corp............................     59,500    4,652,521
         Resort Solution Co., Ltd...............     94,000      326,493
         ResortTrust, Inc.......................    206,600    3,114,840
         Right On Co., Ltd......................        250        2,196
         Rohto Pharmaceutical Co., Ltd..........    182,000    2,179,926
         Saint Marc Holdings Co., Ltd...........     61,400    1,954,161
         Sankyu, Inc............................    532,000    2,540,090
         Sasebo Heavy Industries Co., Ltd.......    532,000    2,116,959
         Sato Corp..............................    108,300    1,278,398
         Secom Techno Service Co., Ltd..........     50,000    1,591,401
         So-net M3, Inc.+.......................        377    1,587,148
         Star Micronics Co., Ltd................    236,100    3,763,098
         Sugi Pharmacy Co., Ltd.................     50,100    1,343,550
         Sysmex Corp............................    108,300    4,396,311
         Taiyo Ink Manufacturing Co., Ltd.......     93,300    2,249,983
         Takeei Corp............................     12,500      484,027
         Teikoku Piston Ring Co., Ltd...........    255,500    2,509,222
         Telepark Corp..........................      1,064    1,058,913
         Toho Pharmaceutical Co., Ltd...........    119,000    2,612,365
         Toshiba Machine Co., Ltd...............    219,000    1,666,017
         Toyo Tanso Co., Ltd....................     57,300    4,891,506
         Tsumura & Co...........................    125,200    2,580,119
         Unicharm Petcare Corp..................     36,300    2,059,065
         Union Tool Co..........................     70,800    2,526,553
         USS Co, Ltd............................     62,620    3,833,127
         Vantec Group Holdings Corp.............        407      540,630
         Works Applications Co., Ltd............      2,880    3,578,631
         Xebio Co., Ltd.........................    108,300    2,278,884
         Yamaguchi Financial Group, Inc.........    113,000    1,251,821
                                                            ------------
                                                             168,372,576
                                                            ------------
       Malaysia -- 0.7%
         Lion Industries Corp. Bhd..............  1,797,100    1,099,632
         Mah Sing Group Bhd.....................    655,900      376,422
         Muhibbah Engineering Bhd...............  2,077,500    1,948,293
         Sarawak Energy Bhd.....................  1,747,400    1,141,845
                                                            ------------
                                                               4,566,192
                                                            ------------
       Netherlands -- 3.7%
         Boskalis Westminster...................    219,625   12,135,746
         Fugro NV...............................    105,334    7,939,749
         Koninklijke Vopak NV...................    102,861    5,348,611
                                                            ------------
                                                              25,424,106
                                                            ------------
       Philippines -- 0.3%
         Pepsi-Cola Products Philippines, Inc.+. 32,393,000    2,361,531
                                                            ------------
       Singapore -- 0.9%
         Raffles Education Corp., Ltd...........  1,116,000    2,093,323
         Raffles Medical Group, Ltd.............  2,345,200    2,184,928
         Swiber Holdings, Ltd.+.................  1,097,000    1,866,017
                                                            ------------
                                                               6,144,268
                                                            ------------
       South Korea -- 2.8%
         Elim Edu Co., Ltd.+....................    499,153    1,920,161
         Hyundai DSF Co., Ltd...................    105,470    1,364,390

                                                                Market
                                                                 Value
                  Security Description               Shares   (Note 2)(1)

      --------------------------------------------------------------------
      South Korea (continued)
        Hyunjin Materials Co., Ltd.................    35,484 $  1,358,523
        Jinro Distillers Co., Ltd..................    12,924      162,549
        Jinsung T.E.C..............................   191,662    2,174,492
        JVM Co., Ltd...............................    39,825    2,174,017
        Kolon Engineering & Construction Co., Ltd..   129,080    1,652,279
        MegaStudy Co., Ltd.........................     4,539    1,574,061
        SODIFF Advanced Materials Co., Ltd.........    19,878    1,553,196
        SSCP Co., Ltd.+............................    79,076    2,102,738
        Synopex, Inc.+.............................   186,314    1,734,612
        Taeyoung Engineering & Construction........   138,010    1,502,574
                                                              ------------
                                                                19,273,592
                                                              ------------
      Spain -- 8.0%
        Bankinter SA...............................   410,639    6,050,558
        Bolsas Y Mercados Espanoles................   215,647   10,757,940
        Grifols SA.................................   275,456    6,283,168
        Indra Sistemas SA..........................   229,083    6,347,453
        Prosegur Cia de Seguridad SA...............    72,187    2,780,318
        Red Electrica de Espana....................   172,323   10,724,165
        Solaria Energia y Medio Ambiente SA+.......   143,918    2,291,636
        Tecnicas Reunidas SA.......................   147,767   10,059,600
                                                              ------------
                                                                55,294,838
                                                              ------------
      Sweden -- 1.8%
        Alfa Laval AB..............................    78,607    4,223,447
        Hexagon AB.................................   388,483    7,908,149
                                                              ------------
                                                                12,131,596
                                                              ------------
      Switzerland -- 4.3%
        Basilea Pharmaceutica AG+..................    33,550    6,449,208
        Galenica AG................................    17,311    6,677,245
        Sika AG....................................     6,772   12,536,060
        Sonova Holding AG..........................    43,786    4,159,410
                                                              ------------
                                                                29,821,923
                                                              ------------
      Taiwan -- 0.7%
        Everlight Electronics Co., Ltd.............   499,511    1,839,690
        International Games System Co., Ltd........   164,450    1,138,620
        Mosel Vitelic, Inc.........................   602,970    1,095,679
        Shin Zu Shing Co., Ltd.....................   205,000    1,057,762
                                                              ------------
                                                                 5,131,751
                                                              ------------
      Thailand -- 0.5%
        Italian-Thai Development PCL+.............. 3,550,200      998,431
        Somboon Advance Technology PCL+(2)......... 1,927,600      900,261
        Thoresen Thai Agencies PCL.................   884,600    1,333,526
                                                              ------------
                                                                 3,232,218
                                                              ------------
      United Kingdom -- 11.8%
        Cobham PLC................................. 1,770,200    6,366,609
        Cookson Group PLC..........................   735,132    8,636,743
        De La Rue PLC..............................   541,848    9,726,507
        IG Group Holdings PLC...................... 1,911,889   13,186,555
        Northumbrian Water Group PLC............... 1,903,545   13,154,549
        Pennon Group PLC...........................   914,796   11,565,485
        Rotork PLC.................................   294,933    5,802,763
        Serco Group PLC............................ 1,094,959    9,412,665
        Wellstream Holdings PLC+...................   167,520    4,220,839
                                                              ------------
                                                                82,072,715
                                                              ------------
      Total Common Stock
         (cost $679,301,466).......................            652,531,772
                                                              ------------

VALIC Company II International Small Cap Equity
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/      Market
                                                         Principal      Value
                 Security Description                     Amount     (Note 2)(1)
---------------------------------------------------------------------------------
PREFERRED STOCK -- 2.0%
Germany -- 2.0%
  Fuchs Petrolub AG....................................      93,142  $  7,519,960
  Hugo Boss AG.........................................     107,087     6,390,159
                                                                     ------------
Total Preferred Stock
   (cost $13,103,957)..................................                13,910,119
                                                                     ------------
RIGHTS -- 0.0%
Australia -- 0.0%
  Primary Health Care, Ltd.
   Expires 03/13/08+
   (cost $0)...........................................      88,086        85,338
                                                                     ------------
Total Long-Term Investment Securities
   (cost $692,405,422).................................               666,527,229
                                                                     ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.8%
United States -- 2.8%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.20% due 03/03/08
   (cost $19,661,000).................................. $19,661,000    19,661,000
                                                                     ------------
TOTAL INVESTMENTS
   (cost $712,066,422)(3)..............................        98.8%  686,188,229
Other assets less liabilities..........................         1.2     8,179,701
                                                        -----------  ------------
NET ASSETS --                                                 100.0% $694,367,930
                                                        ===========  ============

--------
+  Non-income producing security
(1)A substantial number of the Portfolio's holdings were valued using the fair value procedures at February 29, 2008. At February 29, 2008, the aggregate value of these securities was $659,267,981 representing 94.9% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Fair valued security; see Note 2
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements.

VALIC Company II Large Cap Value Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Oil Companies -- Integrated.............. 15.0%
                Finance -- Investment Banker/Broker......  5.9
                Electric -- Integrated...................  5.6
                Insurance -- Reinsurance.................  5.3
                Banks -- Super Regional..................  4.6
                Medical -- Drugs.........................  4.2
                Telephone -- Integrated..................  3.8
                Diversified Manufacturing Operations.....  3.7
                Tobacco..................................  2.7
                Medical -- HMO...........................  2.7
                Banks -- Fiduciary.......................  2.5
                Gas -- Distribution......................  2.4
                Consumer Products -- Misc................  2.3
                Retail -- Restaurants....................  2.3
                Insurance -- Property/Casualty...........  2.2
                Chemicals -- Specialty...................  2.0
                Aerospace/Defense........................  1.9
                Computers -- Memory Devices..............  1.8
                Oil Refining & Marketing.................  1.8
                Electronics -- Military..................  1.7
                Insurance -- Multi-line..................  1.6
                Oil Companies -- Exploration & Production  1.4
                Real Estate Investment Trusts............  1.4
                Enterprise Software/Service..............  1.4
                Insurance Brokers........................  1.2
                Schools..................................  1.2
                Retail -- Auto Parts.....................  1.2
                Registered Investment Companies..........  1.0
                Cosmetics & Toiletries...................  1.0
                Beverages -- Wine/Spirits................  0.9
                Retail -- Computer Equipment.............  0.9
                Electronic Connectors....................  0.8
                Finance -- Credit Card...................  0.8
                Commercial Services -- Finance...........  0.8
                Building -- Residential/Commercial.......  0.8
                Television...............................  0.7
                Banks -- Commercial......................  0.7
                Oil Field Machinery & Equipment..........  0.7
                Independent Power Producers..............  0.6
                Building -- Heavy Construction...........  0.6
                Medical Products.........................  0.6
                Engineering/R&D Services.................  0.6
                Machinery -- Farming.....................  0.6
                Retail -- Convenience Store..............  0.5
                Chemicals -- Diversified.................  0.5
                Therapeutics.............................  0.4
                Athletic Footwear........................  0.4
                Retail -- Discount.......................  0.4
                Airlines.................................  0.3
                Electric Products -- Misc................  0.3
                Medical -- Biomedical/Gene...............  0.3
                Broadcast Services/Program...............  0.3
                Intimate Apparel.........................  0.2
                Food -- Wholesale/Distribution...........  0.2
                Internet Security........................  0.2
                                                          ----
                                                          99.9%
                                                          ====

*  Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                               Market
                                                               Value
                    Security Description             Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 98.9%
        Aerospace/Defense -- 1.9%
          Northrop Grumman Corp.....................  88,090 $ 6,924,755
                                                             -----------
        Airlines -- 0.3%
          UAL Corp..................................  37,635   1,140,341
                                                             -----------
        Athletic Footwear -- 0.4%
          NIKE, Inc., Class B.......................  23,458   1,412,172
                                                             -----------
        Banks - Commercial -- 0.7%
          UnionBanCal Corp..........................  55,242   2,572,620
                                                             -----------
        Banks - Fiduciary -- 2.5%
          Northern Trust Corp.......................  29,041   1,964,043
          The Bank of New York Mellon Corp.......... 164,027   7,195,864
                                                             -----------
                                                               9,159,907
                                                             -----------
        Banks - Super Regional -- 4.6%
          Bank of America Corp...................... 341,234  13,560,639
          PNC Financial Services Group, Inc.........  55,915   3,434,859
                                                             -----------
                                                              16,995,498
                                                             -----------
        Beverages - Wine/Spirits -- 0.9%
          Constellation Brands, Inc., Class A+...... 180,010   3,457,992
                                                             -----------
        Broadcast Services/Program -- 0.3%
          Liberty Media Corp. - Capital, Class A+...   8,186     950,476
                                                             -----------
        Building - Heavy Construction -- 0.6%
          Perini Corp.+.............................  60,719   2,275,748
                                                             -----------
        Building - Residential/Commercial -- 0.8%
          NVR, Inc.+................................   5,122   2,769,363
                                                             -----------
        Chemicals - Diversified -- 0.5%
          Celanese Corp., Class A...................  43,486   1,691,605
                                                             -----------
        Chemicals - Specialty -- 2.0%
          OM Group, Inc.+...........................  43,470   2,631,239
          Terra Industries, Inc.+................... 106,691   4,823,500
                                                             -----------
                                                               7,454,739
                                                             -----------
        Commercial Services - Finance -- 0.8%
          Deluxe Corp............................... 136,771   2,848,940
                                                             -----------
        Computers - Memory Devices -- 1.8%
          Seagate Technology........................ 243,142   5,244,573
          Western Digital Corp.+....................  50,100   1,546,587
                                                             -----------
                                                               6,791,160
                                                             -----------
        Consumer Products - Misc. -- 2.3%
          Fossil, Inc.+............................. 112,600   3,623,468
          Tupperware Brands Corp.................... 133,833   4,882,228
                                                             -----------
                                                               8,505,696
                                                             -----------
        Cosmetics & Toiletries -- 1.0%
          Procter & Gamble Co.......................  52,829   3,496,223
                                                             -----------
        Diversified Manufacturing Operations -- 3.7%
          General Electric Co....................... 338,232  11,209,009
          Parker Hannifin Corp......................  17,400   1,124,562
          Tyco International, Ltd...................  33,600   1,346,016
                                                             -----------
                                                              13,679,587
                                                             -----------
        Electric Products - Misc. -- 0.3%
          GrafTech International, Ltd.+.............  65,909   1,055,862
                                                             -----------
        Electric - Integrated -- 5.6%
          Dominion Resources, Inc................... 141,974   5,670,442
          Duke Energy Corp.......................... 175,048   3,070,342
          Edison International......................  97,300   4,806,620
          Public Service Enterprise Group, Inc......  81,900   3,611,790

                                                              Market
                                                              Value
                    Security Description            Shares   (Note 2)

         --------------------------------------------------------------
         Electric - Integrated (continued)
           Southern Co.............................  54,800 $ 1,892,244
           Xcel Energy, Inc........................  72,900   1,444,878
                                                            -----------
                                                             20,496,316
                                                            -----------
         Electronic Connectors -- 0.8%
           Thomas & Betts Corp.+...................  77,715   3,120,257
                                                            -----------
         Electronics - Military -- 1.7%
           L-3 Communications Holdings, Inc........  57,872   6,151,215
                                                            -----------
         Engineering/R&D Services -- 0.6%
           Shaw Group, Inc.+.......................  34,735   2,236,239
                                                            -----------
         Enterprise Software/Service -- 1.4%
           Oracle Corp.+........................... 269,876   5,073,669
                                                            -----------
         Finance - Credit Card -- 0.8%
           American Express Co.....................  69,134   2,924,368
                                                            -----------
         Finance - Investment Banker/Broker -- 5.9%
           Citigroup, Inc..........................  68,957   1,634,970
           JPMorgan Chase & Co..................... 322,004  13,089,463
           Raymond James Financial, Inc............ 137,529   3,090,277
           The Bear Stearns Cos., Inc..............  48,000   3,833,280
                                                            -----------
                                                             21,647,990
                                                            -----------
         Food - Wholesale/Distribution -- 0.2%
           Fresh Del Monte Produce, Inc.+..........  24,982     829,652
                                                            -----------
         Gas - Distribution -- 2.4%
           Energen Corp............................  82,855   4,971,300
           Sempra Energy...........................  74,972   3,983,262
                                                            -----------
                                                              8,954,562
                                                            -----------
         Independent Power Producer -- 0.6%
           Mirant Corp.+...........................  62,246   2,303,102
                                                            -----------
         Insurance Broker -- 1.2%
           AON Corp................................ 104,746   4,358,481
                                                            -----------
         Insurance - Multi-line -- 1.6%
           ACE, Ltd................................ 107,588   6,050,749
                                                            -----------
         Insurance - Property/Casualty -- 2.2%
           Arch Capital Group, Ltd.+...............  49,334   3,378,392
           Chubb Corp..............................  91,400   4,652,260
                                                            -----------
                                                              8,030,652
                                                            -----------
         Insurance - Reinsurance -- 5.3%
           Axis Capital Holdings, Ltd.............. 134,233   4,949,171
           Endurance Specialty Holdings, Ltd.......  98,425   3,868,102
           PartnerRe, Ltd..........................  71,607   5,505,862
           RenaissanceRe Holdings, Ltd.............  94,450   5,185,305
                                                            -----------
                                                             19,508,440
                                                            -----------
         Internet Security -- 0.2%
           McAfee, Inc.+...........................  24,404     811,921
                                                            -----------
         Intimate Apparel -- 0.2%
           The Warnaco Group, Inc.+................  22,100     830,076
                                                            -----------
         Machinery - Farming -- 0.6%
           AGCO Corp.+.............................  34,018   2,206,408
                                                            -----------
         Medical Products -- 0.6%
           Johnson & Johnson.......................  36,200   2,242,952
                                                            -----------
         Medical - Biomedical/Gene -- 0.3%
           Invitrogen Corp.+.......................  11,300     954,737
                                                            -----------
         Medical - Drugs -- 4.2%
           Pfizer, Inc............................. 700,681  15,611,173
                                                            -----------

VALIC Company II Large Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                 Market
                                                                 Value
                   Security Description               Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Medical - HMO -- 2.7%
       Aetna, Inc....................................  83,400 $  4,136,640
       AMERIGROUP Corp.+.............................  53,700    1,933,200
       Humana, Inc.+.................................  55,852    3,816,367
                                                              ------------
                                                                 9,886,207
                                                              ------------
     Oil Companies - Exploration & Production -- 1.4%
       Devon Energy Corp.............................  51,500    5,290,080
                                                              ------------
     Oil Companies - Integrated -- 15.0%
       Chevron Corp.................................. 176,861   15,326,774
       ConocoPhillips................................ 167,112   13,821,834
       Exxon Mobil Corp.............................. 301,596   26,241,868
                                                              ------------
                                                                55,390,476
                                                              ------------
     Oil Field Machinery & Equipment -- 0.7%
       Dresser Rand Group, Inc.+.....................  74,100    2,524,587
                                                              ------------
     Oil Refining & Marketing -- 1.8%
       Frontier Oil Corp.............................  22,900      817,759
       Valero Energy Corp............................ 100,977    5,833,441
                                                              ------------
                                                                 6,651,200
                                                              ------------
     Real Estate Investment Trusts -- 1.4%
       Annaly Mtg. Management, Inc................... 249,574    5,163,686
                                                              ------------
     Retail - Auto Parts -- 1.2%
       AutoZone, Inc.+...............................  37,635    4,331,036
                                                              ------------
     Retail - Computer Equipment -- 0.9%
       GameStop Corp., Class A+......................  74,189    3,142,646
                                                              ------------
     Retail - Convenience Store -- 0.5%
       Casey's General Stores, Inc...................  77,700    1,946,385
                                                              ------------
     Retail - Discount -- 0.4%
       Big Lots, Inc.+...............................  76,982    1,297,147
                                                              ------------
     Retail - Restaurants -- 2.3%
       McDonald's Corp............................... 154,954    8,384,561
                                                              ------------
     School -- 1.2%
       Apollo Group, Inc., Class A+..................  70,978    4,356,630
                                                              ------------
     Telephone - Integrated -- 3.8%
       AT&T, Inc..................................... 275,619    9,599,810
       Telephone and Data Systems, Inc...............  41,600    1,951,040
       Verizon Communications, Inc...................  71,400    2,593,248
                                                              ------------
                                                                14,144,098
                                                              ------------
     Television -- 0.7%
       DISH Network Corp. Class A+...................  87,373    2,590,609
                                                              ------------
     Therapeutics -- 0.4%
       BioMarin Pharmaceuticals, Inc.+...............  20,500      779,820
       United Therapeutics Corp.+....................   8,400      707,028
                                                              ------------
                                                                 1,486,848
                                                              ------------
     Tobacco -- 2.7%
       Altria Group, Inc.............................  80,439    5,883,308
       Loews Corp. - Carolina Group..................  44,700    3,365,463
       Universal Corp................................  14,100      802,431
                                                              ------------
                                                                10,051,202
                                                              ------------
     Total Long-Term Investment Securities
        (cost $379,141,782)..........................          364,163,041
                                                              ------------

                                                               Market
                                                 Principal     Value
                 Security Description             Amount      (Note 2)

       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 1.0%
       Registered Investment Companies -- 1.0%
         American Advantage Money Market Fund.. $3,749,036  $  3,749,036
                                                            ------------
       Total Short - Term Investment Securities
          (cost $3,749,036)....................                3,749,036
                                                            ------------
       TOTAL INVESTMENTS
          (cost $382,890,818)(1)...............       99.9%  367,912,077
                                                            ------------
       Other assets less liabilities...........        0.1       484,605
                                                ----------  ------------
       NET ASSETS --                                 100.0% $368,396,682
                                                ==========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Repurchase Agreements.......................... 7.4%
              Apparel Manufacturers.......................... 4.8
              Retail -- Apparel/Shoe......................... 4.4
              Containers -- Metal/Glass...................... 4.2
              Engineering/R&D Services....................... 3.2
              Oil Companies -- Exploration & Production...... 2.5
              Oil Field Machinery & Equipment................ 2.4
              Electronic Components -- Semiconductors........ 2.3
              Wireless Equipment............................. 2.3
              Medical -- HMO................................. 2.0
              Entertainment Software......................... 2.0
              Commercial Services............................ 1.9
              Finance -- Investment Banker/Broker............ 1.8
              Transport -- Truck............................. 1.8
              Private Corrections............................ 1.8
              Oil & Gas Drilling............................. 1.7
              Wire & Cable Products.......................... 1.7
              Containers -- Paper/Plastic.................... 1.7
              Networking Products............................ 1.6
              Diagnostic Equipment........................... 1.6
              Machinery -- Construction & Mining............. 1.6
              Computer Services.............................. 1.5
              Data Processing/Management..................... 1.5
              Advertising Sales.............................. 1.5
              Transactional Software......................... 1.4
              Metal Processors & Fabrication................. 1.4
              Rubber -- Tires................................ 1.3
              Retail -- Drug Store........................... 1.3
              Medical -- Biomedical/Gene..................... 1.3
              Consumer Products -- Misc...................... 1.3
              Machinery -- Pumps............................. 1.3
              Casino Services................................ 1.2
              Retail -- Restaurants.......................... 1.2
              Pipelines...................................... 1.1
              Electronic Connectors.......................... 1.1
              Hospital Beds/Equipment........................ 1.1
              Beverages -- Non-alcoholic..................... 1.1
              Computer Aided Design.......................... 1.1
              Oil -- Field Services.......................... 1.1
              Footwear & Related Apparel..................... 1.1
              Applications Software.......................... 1.0
              Consulting Services............................ 1.0
              X-Ray Equipment................................ 1.0
              Aerospace/Defense -- Equipment................. 1.0
              Agricultural Chemicals......................... 1.0
              Insurance -- Life/Health....................... 1.0
              Research & Development......................... 1.0
              Medical -- Drugs............................... 1.0
              Schools........................................ 1.0
              Finance -- Other Services...................... 1.0
              Patient Monitoring Equipment................... 0.9
              Semiconductor Components -- Integrated Circuits 0.9
              Retail -- Sporting Goods....................... 0.9
              Investment Companies........................... 0.9
              Finance -- Mortgage Loan/Banker................ 0.9
              Commercial Services -- Finance................. 0.8
              Therapeutics................................... 0.7
              Pharmacy Services.............................. 0.7
              Coal........................................... 0.7
              Retail -- Computer Equipment................... 0.6
              Veterinary Diagnostics......................... 0.5
              Banks -- Commercial............................ 0.5
              Medical Instruments............................ 0.5
              Diagnostic Kits................................ 0.5
              Investment Management/Advisor Services......... 0.5
              Real Estate Operations & Development........... 0.4
              Printing -- Commercial......................... 0.4
              Independent Power Producers.................... 0.4
              Physicians Practice Management................. 0.4

                     Chemicals -- Diversified.......   0.4
                     Retail-Perfume & Cosmetics.....   0.4
                     Computers -- Integrated Systems   0.3
                     Hazardous Waste Disposal.......   0.2
                                                     -----
                                                     102.0%
                                                     =====

*  Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Market
                                                                 Value
                    Security Description                Shares  (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 93.8%
      Advertising Sales -- 1.5%
        Focus Media Holding, Ltd. ADR+................. 36,298 $1,828,330
                                                               ----------
      Aerospace/Defense - Equipment -- 1.0%
        BE Aerospace, Inc.+............................ 37,197  1,275,857
                                                               ----------
      Agricultural Chemicals -- 1.0%
        Potash Corp. of Saskatchewan, Inc..............  7,966  1,265,797
                                                               ----------
      Apparel Manufacturers -- 4.8%
        Coach, Inc.+................................... 45,027  1,365,219
        Guess ?, Inc................................... 34,596  1,422,933
        Hanesbrands, Inc.+............................. 79,512  2,313,799
        Polo Ralph Lauren Corp......................... 16,125  1,002,814
                                                               ----------
                                                                6,104,765
                                                               ----------
      Applications Software -- 1.0%
        Citrix Systems, Inc.+.......................... 28,798    948,318
        Nuance Communications, Inc.+................... 21,919    360,568
                                                               ----------
                                                                1,308,886
                                                               ----------
      Banks - Commercial -- 0.5%
        Signature Bank+................................ 25,281    669,946
                                                               ----------
      Beverages - Non-alcoholic -- 1.1%
        Hansen Natural Corp.+.......................... 32,811  1,361,656
                                                               ----------
      Casino Services -- 1.2%
        International Game Technology.................. 34,556  1,560,203
                                                               ----------
      Chemicals - Diversified -- 0.4%
        Wacker Chemie AG(1)............................  2,175    464,414
                                                               ----------
      Coal -- 0.7%
        Peabody Energy Corp............................ 14,597    826,482
                                                               ----------
      Commercial Services -- 1.9%
        Alliance Data Systems Corp.+................... 25,898  1,311,216
        Quanta Services, Inc.+......................... 47,501  1,134,324
                                                               ----------
                                                                2,445,540
                                                               ----------
      Commercial Services - Finance -- 0.8%
        Equifax, Inc...................................  9,442    323,105
        Riskmetrics Group, Inc.+....................... 29,364    634,263
                                                               ----------
                                                                  957,368
                                                               ----------
      Computer Aided Design -- 1.1%
        Ansys, Inc.+................................... 36,424  1,361,165
                                                               ----------
      Computer Services -- 1.5%
        Cognizant Technology Solutions Corp., Class A+. 10,541    318,444
        IHS, Inc.+..................................... 25,776  1,589,090
                                                               ----------
                                                                1,907,534
                                                               ----------
      Computers - Integrated Systems -- 0.3%
        NCR Corp.+..................................... 17,630    390,681
                                                               ----------
      Consulting Services -- 1.0%
        Gartner, Inc.+................................. 68,290  1,291,364
                                                               ----------
      Consumer Products - Misc. -- 1.3%
        Jarden Corp.+.................................. 68,933  1,660,596
                                                               ----------
      Containers - Metal/Glass -- 4.2%
        Crown Holdings, Inc.+.......................... 89,966  2,241,053
        Owens-Illinois, Inc.+.......................... 54,856  3,096,621
                                                               ----------
                                                                5,337,674
                                                               ----------
      Containers - Paper/Plastic -- 1.7%
        Pactiv Corp.+.................................. 82,493  2,088,723
                                                               ----------
      Data Processing/Management -- 1.5%
        Fidelity National Information Services, Inc.... 45,132  1,872,527
                                                               ----------

                                                                Market
                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Diagnostic Equipment -- 1.6%
         Gen-Probe, Inc.+............................  19,509 $  932,725
         Immucor, Inc.+..............................  36,252  1,080,310
                                                              ----------
                                                               2,013,035
                                                              ----------
       Diagnostic Kits -- 0.5%
         Inverness Medical Innovations, Inc.+........  21,744    633,838
                                                              ----------
       Electronic Components - Semiconductors -- 2.3%
         MEMC Electronic Materials, Inc.+............   9,278    707,726
         NVIDIA Corp.+...............................  56,959  1,218,353
         ON Semiconductor Corp.+..................... 167,987  1,007,922
                                                              ----------
                                                               2,934,001
                                                              ----------
       Electronic Connectors -- 1.1%
         Amphenol Corp., Class A.....................  38,727  1,431,737
                                                              ----------
       Engineering/R&D Services -- 3.3%
         Foster Wheeler, Ltd.+.......................  24,249  1,587,097
         McDermott International, Inc.+..............  47,890  2,500,816
                                                              ----------
                                                               4,087,913
                                                              ----------
       Entertainment Software -- 2.0%
         Activision, Inc.+...........................  59,297  1,615,843
         Electronic Arts, Inc.+......................  18,690    883,850
                                                              ----------
                                                               2,499,693
                                                              ----------
       Finance - Investment Banker/Broker -- 1.8%
         MF Global, Ltd.+............................  52,246    916,917
         TD Ameritrade Holding Corp.+................  76,658  1,402,842
                                                              ----------
                                                               2,319,759
                                                              ----------
       Finance - Other Services -- 1.0%
         IntercontinentalExchange, Inc.+.............   9,159  1,193,418
                                                              ----------
       Footwear & Related Apparel -- 1.1%
         CROCS, Inc.+................................  54,826  1,333,368
                                                              ----------
       Hazardous Waste Disposal -- 0.2%
         Energy Solutions, Inc.......................  13,302    289,984
                                                              ----------
       Hospital Beds/Equipment -- 1.1%
         Kinetic Concepts, Inc.+.....................  27,065  1,390,870
                                                              ----------
       Independent Power Producer -- 0.4%
         Dynegy, Inc., Class A+......................  66,000    488,400
                                                              ----------
       Insurance - Life/Health -- 1.0%
         Genworth Financial, Inc., Class A...........  53,745  1,245,809
                                                              ----------
       Investment Companies -- 0.9%
         KKR Financial Holdings, LLC.................  79,758  1,147,718
                                                              ----------
       Investment Management/Advisor Services -- 0.5%
         Affiliated Managers Group, Inc.+............   6,575    633,501
                                                              ----------
       Machinery - Construction & Mining -- 1.6%
         Joy Global, Inc.............................  29,415  1,952,274
                                                              ----------
       Machinery - Pumps -- 1.3%
         Flowserve Corp..............................  14,937  1,626,639
                                                              ----------
       Medical Instruments -- 0.5%
         Intuitive Surgical, Inc.+...................   2,282    643,341
                                                              ----------
       Medical - Biomedical/Gene -- 1.3%
         AMAG Pharmaceuticals, Inc.+.................  15,215    665,961
         Genzyme Corp.+..............................  14,035    995,362
                                                              ----------
                                                               1,661,323
                                                              ----------
       Medical - Drugs -- 1.0%
         Allergan, Inc...............................  20,564  1,218,006
                                                              ----------

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical - HMO -- 2.0%
        Humana, Inc.+.................................  19,321 $1,320,204
        WellCare Health Plans, Inc.+..................  26,219  1,251,695
                                                               ----------
                                                                2,571,899
                                                               ----------
      Metal Processors & Fabrication -- 1.4%
        Precision Castparts Corp......................  15,727  1,736,103
                                                               ----------
      Networking Products -- 1.6%
        Foundry Networks, Inc.+.......................  33,139    393,360
        Infinera Corp.+...............................  44,558    520,437
        Juniper Networks, Inc.+.......................  16,848    451,863
        Polycom, Inc.+................................  30,132    656,878
                                                               ----------
                                                                2,022,538
                                                               ----------
      Oil & Gas Drilling -- 1.7%
        Noble Corp....................................  43,917  2,158,521
                                                               ----------
      Oil Companies - Exploration & Production -- 2.5%
        Carrizo Oil & Gas, Inc.+......................  25,755  1,487,351
        Southwestern Energy Co.+......................  25,921  1,690,827
                                                               ----------
                                                                3,178,178
                                                               ----------
      Oil Field Machinery & Equipment -- 2.4%
        Cameron International Corp.+..................  30,835  1,309,871
        National-Oilwell Varco, Inc.+.................  27,962  1,742,032
                                                               ----------
                                                                3,051,903
                                                               ----------
      Oil - Field Services -- 1.1%
        Weatherford International, Ltd.+..............  19,468  1,341,735
                                                               ----------
      Patient Monitoring Equipment -- 0.9%
        Mindray Medical International, Ltd. ADR.......  32,205  1,181,923
                                                               ----------
      Pharmacy Services -- 0.7%
        Express Scripts, Inc.+........................  14,198    839,102
                                                               ----------
      Physicians Practice Management -- 0.4%
        Healthways, Inc.+.............................  13,560    465,786
                                                               ----------
      Pipelines -- 1.1%
        Williams Cos., Inc............................  39,801  1,433,632
                                                               ----------
      Printing - Commercial -- 0.4%
        VistaPrint, Ltd.+.............................  16,619    522,169
                                                               ----------
      Private Corrections -- 1.8%
        Corrections Corp. of America+.................  82,223  2,208,510
                                                               ----------
      Real Estate Operations & Development -- 0.4%
        Meruelo Maddux Properties, Inc.+.............. 129,993    552,470
                                                               ----------
      Research & Development -- 1.0%
        Pharmaceutical Product Development, Inc.......  27,296  1,230,231
                                                               ----------
      Retail - Apparel/Shoe -- 4.4%
        Abercrombie & Fitch Co., Class A..............  25,288  1,960,579
        Aeropostale, Inc.+............................  68,196  1,831,744
        Under Armour, Inc., Class A+..................  30,802  1,134,130
        Urban Outfitters, Inc.+.......................  23,328    671,380
                                                               ----------
                                                                5,597,833
                                                               ----------
      Retail - Computer Equipment -- 0.6%
        GameStop Corp., Class A+......................  17,661    748,120
                                                               ----------
      Retail - Drug Store -- 1.3%
        Shoppers Drug Mart Corp.......................  32,689  1,670,900
                                                               ----------
      Retail - Perfume & Cosmetics -- 0.4%
        Ulta Salon Cosmetics & Fragrance, Inc.+.......  32,850    460,228
                                                               ----------
      Retail - Restaurants -- 1.2%
        Burger King Holdings, Inc.....................  57,954  1,487,100
                                                               ----------

                                                              Shares/      Market
                                                             Principal     Value
                   Security Description                       Amount      (Note 2)

Retail - Sporting Goods -- 0.9%
  Dick's Sporting Goods, Inc.+.............................     42,148  $  1,162,442
                                                                        ------------
Rubber - Tires -- 1.3%
  The Goodyear Tire & Rubber Co.+..........................     61,964     1,679,224
                                                                        ------------
School -- 1.0%
  Apollo Group, Inc., Class A+.............................     19,513     1,197,708
                                                                        ------------
Semiconductor Components - Integrated Circuits -- 0.9%
  Marvell Technology Group, Ltd.+..........................     76,909       869,841
  Maxim Integrated Products, Inc...........................     16,241       296,723
                                                                        ------------
                                                                           1,166,564
                                                                        ------------
Therapeutics -- 0.7%
  United Therapeutics Corp.+...............................     10,445       879,156
                                                                        ------------
Transactional Software -- 1.4%
  Solera Holdings, Inc.+...................................     75,098     1,782,076
                                                                        ------------
Transport - Truck -- 1.8%
  Con-way, Inc.............................................     21,516       974,890
  Landstar System, Inc.....................................     28,704     1,331,291
                                                                        ------------
                                                                           2,306,181
                                                                        ------------
Veterinary Diagnostics -- 0.5%
  VCA Antech, Inc.+........................................     21,161       679,480
                                                                        ------------
Wire & Cable Products -- 1.7%
  General Cable Corp.+.....................................     34,010     2,099,097
                                                                        ------------
Wireless Equipment -- 2.3%
  American Tower Corp., Class A+...........................     36,179     1,390,721
  Crown Castle International Corp.+........................     42,386     1,529,710
                                                                        ------------
                                                                           2,920,431
                                                                        ------------
X-Ray Equipment -- 1.0%
  Hologic, Inc.+...........................................     21,409     1,291,177
                                                                        ------------
Total Common Stock
   (cost $118,022,198).....................................              118,346,552
                                                                        ------------
PREFERRED STOCK -- 0.9%
Finance - Mortgage Loan/Banker -- 0.9%
  Thornburg Mtg., Inc. 10.00%
   (cost $1,242,462).......................................     49,854     1,089,309
                                                                        ------------
Total Long-Term Investment Securities
   (cost $119,264,660).....................................              119,435,861
                                                                        ------------
REPURCHASE AGREEMENT -- 7.3%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.49%, dated 02/29/08, to be repurchased
   03/03/08 in the amount of $9,290,927 and collateralized
   by Federal Home Loan Bank Bonds, bearing interest at
   5.38% due 09/09/16 and having an approximate value
   of $9,570,000 (cost $9,289,000)......................... $9,289,000  $  9,289,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $128,553,660)(2)..................................      102.0%  128,724,861
Liabilities in excess of other assets......................       (2.0)   (2,529,991)
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $126,194,870
                                                            ==========  ============

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at February 29, 2008. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)See Note 5 for cost of investments on a tax basis.
ADR American Depository Receipt

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Electric -- Integrated................... 6.3%
                 Oil Companies -- Exploration & Production 3.4
                 Chemicals -- Diversified................. 2.9
                 Banks -- Commercial...................... 2.9
                 Diversified Manufacturing Operations..... 2.9
                 Repurchase Agreement..................... 2.5
                 Real Estate Investment Trusts............ 2.5
                 Insurance -- Life/Health................. 2.5
                 Containers -- Metal/Glass................ 2.5
                 Medical -- Generic Drugs................. 2.2
                 Time Deposit............................. 2.2
                 Insurance -- Reinsurance................. 2.1
                 Auto/Truck Parts & Equipment -- Original. 2.0
                 Semiconductor Equipment.................. 2.0
                 Electronic Parts Distribution............ 2.0
                 Retail -- Apparel/Shoe................... 1.8
                 Gas -- Distribution...................... 1.7
                 Electronic Components -- Misc............ 1.6
                 Telecom Services......................... 1.6
                 Medical Products......................... 1.6
                 Containers -- Paper/Plastic.............. 1.6
                 Chemicals -- Specialty................... 1.5
                 Electronic Components -- Semiconductors.. 1.5
                 Investment Management/Advisor Services... 1.3
                 Aerospace/Defense -- Equipment........... 1.3
                 Medical -- HMO........................... 1.2
                 Transport -- Truck....................... 1.2
                 Food -- Misc............................. 1.2
                 Airlines................................. 1.2
                 Savings & Loans/Thrifts.................. 1.1
                 Computer Services........................ 1.1
                 Home Decoration Products................. 1.1
                 Agricultural Chemicals................... 1.0
                 Garden Products.......................... 1.0
                 Insurance -- Property/Casualty........... 1.0
                 Agricultural Operations.................. 1.0
                 Building -- Residential/Commercial....... 0.9
                 Finance -- Commercial.................... 0.9
                 Finance -- Investment Banker/Broker...... 0.9
                 Food -- Dairy Products................... 0.9
                 Non-Hazardous Waste Disposal............. 0.8
                 Internet Security........................ 0.8
                 Printing -- Commercial................... 0.8
                 Distribution/Wholesale................... 0.8
                 Fisheries................................ 0.8
                 Medical -- Drugs......................... 0.8
                 Telecom Equipment -- Fiber Optics........ 0.8
                 Retail -- Restaurants.................... 0.7
                 Transport -- Marine...................... 0.7
                 Telephone -- Integrated.................. 0.7
                 Transport -- Equipment & Leasing......... 0.7
                 Engineering/R&D Services................. 0.7
                 Metal -- Iron............................ 0.7
                 Oil Companies -- Integrated.............. 0.7
                 Computer Graphics........................ 0.7
                 Machine Tools & Related Products......... 0.7
                 Steel -- Producers....................... 0.6
                 Non-Ferrous Metals....................... 0.6
                 Telecommunication Equipment.............. 0.6
                 Coal..................................... 0.6
                 Retail -- Automobile..................... 0.5
                 Therapeutics............................. 0.5
                 Financial Guarantee Insurance............ 0.5
                 Industrial Gases......................... 0.5
                 Insurance Brokers........................ 0.5
                 Commercial Services...................... 0.5
                 Oil Refining & Marketing................. 0.5
                 Advertising Agencies..................... 0.5
                 Diversified Operations................... 0.5

                 Tools -- Hand Held....................   0.5
                 Insurance -- Multi-line...............   0.5
                 Food -- Meat Products.................   0.4
                 Retail -- Major Department Stores.....   0.4
                 Electronic Connectors.................   0.4
                 Beverages -- Non-alcoholic............   0.4
                 Retail -- Discount....................   0.4
                 Auto -- Cars/Light Trucks.............   0.4
                 Pipelines.............................   0.4
                 Transport -- Rail.....................   0.4
                 Machinery -- Farming..................   0.4
                 Appliances............................   0.4
                 Coatings/Paint........................   0.4
                 Finance -- Other Services.............   0.4
                 Oil & Gas Drilling....................   0.4
                 Apparel Manufacturers.................   0.4
                 Medical -- Wholesale Drug Distribution   0.4
                 Applications Software.................   0.4
                 Retail -- Office Supplies.............   0.3
                 Banks -- Super Regional...............   0.3
                 Paper & Related Products..............   0.3
                 Real Estate Operations & Development..   0.3
                 Banks -- Fiduciary....................   0.3
                 Sugar.................................   0.3
                 Computers -- Integrated Systems.......   0.2
                 Radio.................................   0.2
                 Oil -- Field Services.................   0.2
                 Energy -- Alternate Sources...........   0.2
                 Office Automation & Equipment.........   0.2
                 Leisure Products......................   0.2
                 Finance -- Mortgage Loan/Banker.......   0.2
                 Advertising Services..................   0.1
                 Consulting Services...................   0.1
                                                        -----
                                                        101.7%
                                                        =====

*  Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Market
                                                                 Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 96.8%
     Advertising Agency -- 0.5%
       Omnicom Group, Inc...........................    55,620 $ 2,484,545
                                                               -----------
     Advertising Services -- 0.1%
       R.H. Donnelley Corp.+........................    63,150     447,733
                                                               -----------
     Aerospace/Defense - Equipment -- 1.3%
       Alliant Techsystems, Inc.+...................    47,900   5,026,626
       Goodrich Corp................................    18,647   1,104,462
                                                               -----------
                                                                 6,131,088
                                                               -----------
     Agricultural Chemicals -- 1.0%
       Agrium, Inc..................................    68,300   5,038,491
                                                               -----------
     Agricultural Operations -- 1.0%
       Bunge, Ltd...................................    25,751   2,854,241
       Chaoda Modern Agriculture(3)................. 1,642,000   1,852,369
                                                               -----------
                                                                 4,706,610
                                                               -----------
     Airlines -- 1.2%
       Northwest Airlines Corp.+....................   334,400   4,490,992
       UAL Corp.....................................    36,400   1,102,920
                                                               -----------
                                                                 5,593,912
                                                               -----------
     Apparel Manufacturer -- 0.4%
       Liz Claiborne, Inc...........................   102,400   1,820,672
                                                               -----------
     Appliances -- 0.4%
       Whirlpool Corp...............................    22,000   1,856,140
                                                               -----------
     Applications Software -- 0.4%
       Intuit, Inc.+................................    64,204   1,705,258
                                                               -----------
     Auto - Cars/Light Trucks -- 0.4%
       Ford Motor Co.+..............................   293,235   1,914,825
                                                               -----------
     Auto/Truck Parts & Equipment - Original -- 2.0%
       Autoliv, Inc.................................    46,375   2,314,112
       TRW Automotive Holdings Corp.+...............   172,000   3,797,760
       WABCO Holdings, Inc..........................    88,491   3,697,154
                                                               -----------
                                                                 9,809,026
                                                               -----------
     Banks - Commercial -- 2.9%
       City National Corp...........................    40,622   2,081,878
       M&T Bank Corp................................    78,876   6,474,142
       Marshall & Ilsley Corp.......................    81,027   1,879,826
       Popular, Inc.................................    96,400   1,064,256
       Webster Financial Corp.......................    63,590   1,778,612
       Zions Bancorp................................    18,012     860,073
                                                               -----------
                                                                14,138,787
                                                               -----------
     Banks - Fiduciary -- 0.3%
       Northern Trust Corp..........................    19,881   1,344,552
                                                               -----------
     Banks - Super Regional -- 0.3%
       Huntington Bancshares, Inc...................    48,600     593,892
       KeyCorp......................................    37,694     831,153
                                                               -----------
                                                                 1,425,045
                                                               -----------
     Beverages - Non - alcoholic -- 0.4%
       Pepsi Bottling Group, Inc....................    58,426   1,987,068
                                                               -----------
     Building - Residential/Commercial -- 0.9%
       M.D.C Holdings, Inc..........................   107,600   4,506,288
                                                               -----------
     Chemicals - Diversified -- 2.9%
       Celanese Corp., Class A......................    95,300   3,707,170
       FMC Corp.....................................   112,200   6,351,642
       PPG Industries, Inc..........................    43,226   2,679,148
       Rohm & Haas Co...............................    28,587   1,532,549
                                                               -----------
                                                                14,270,509
                                                               -----------
     Chemicals - Specialty -- 1.5%
       Chemtura Corp................................   178,200 $ 1,471,932
       Cytec Industries, Inc........................    48,656   2,787,016
       Rhodia SA(3).................................   130,674   3,260,801
                                                               -----------
                                                                 7,519,749
                                                               -----------

                                                                  Market
                                                                  Value
                  Security Description                 Shares    (Note 2)

    -----------------------------------------------------------------------
    Coal -- 0.6%
      Arch Coal, Inc.................................    55,202   2,820,270
                                                                -----------
    Coatings/Paint -- 0.4%
      The Sherwin-Williams Co........................    35,499   1,838,138
                                                                -----------
    Commercial Services -- 0.5%
      PHH Corp.+.....................................   124,900   2,527,976
                                                                -----------
    Computer Graphics -- 0.7%
      Compagnie Generale de Geophysique-Veritas ADR+.    67,300   3,272,126
                                                                -----------
    Computer Services -- 1.1%
      CACI International, Inc., Class A+.............   124,900   5,453,134
                                                                -----------
    Computers - Integrated Systems -- 0.2%
      NCR Corp.+.....................................    53,700   1,189,992
                                                                -----------
    Consulting Services -- 0.1%
      BearingPoint, Inc.+............................   184,200     298,404
                                                                -----------
    Containers - Metal/Glass -- 2.5%
      Greif, Inc., Class A...........................    60,100   3,929,939
      Owens-Illinois, Inc.+..........................   141,461   7,985,473
                                                                -----------
                                                                 11,915,412
                                                                -----------
    Containers - Paper/Plastic -- 1.6%
      Pactiv Corp.+..................................   241,960   6,126,427
      Sonoco Products Co.............................    49,696   1,399,936
                                                                -----------
                                                                  7,526,363
                                                                -----------
    Distribution/Wholesale -- 0.8%
      United Stationers, Inc.+.......................    79,346   3,916,519
                                                                -----------
    Diversified Manufacturing Operations -- 2.9%
      Carlisle Cos., Inc.............................   114,073   4,167,087
      Crane Co.......................................    46,263   1,907,425
      Eaton Corp.....................................    35,707   2,879,055
      Pentair, Inc...................................    89,000   2,903,180
      Teleflex, Inc..................................    40,200   2,273,310
                                                                -----------
                                                                 14,130,057
                                                                -----------
    Diversified Operations -- 0.5%
      First Pacific Co.(3)........................... 3,254,000   2,462,394
                                                                -----------
    Electric - Integrated -- 6.3%
      Constellation Energy Group, Inc................    25,441   2,247,712
      Edison International...........................    90,117   4,451,780
      Northeast Utilities............................   175,200   4,444,824
      NSTAR..........................................    64,346   1,988,292
      PG&E Corp......................................    76,920   2,896,807
      PPL Corp.......................................    71,135   3,228,106
      Sierra Pacific Resources.......................   295,900   3,820,069
      Wisconsin Energy Corp..........................   171,217   7,468,486
                                                                -----------
                                                                 30,546,076
                                                                -----------
    Electronic Components - Misc. -- 1.6%
      Flextronics International, Ltd.+...............   516,362   5,235,910
      Kingboard Laminates Holdings, Ltd.(3).......... 4,601,000   2,716,292
                                                                -----------
                                                                  7,952,202
                                                                -----------
    Electronic Components - Semiconductors -- 1.5%
      Fairchild Semiconductor International, Inc.+...   438,867   4,893,367
      Intersil Corp., Class A........................   102,754   2,391,086
                                                                -----------
                                                                  7,284,453
                                                                -----------
    Electronic Connectors -- 0.4%
      Amphenol Corp., Class A........................    57,097 $ 2,110,876
                                                                -----------
    Electronic Parts Distribution -- 2.0%
      Arrow Electronics, Inc.+.......................   211,692   6,903,276
      Avnet, Inc.+...................................    77,194   2,602,210
                                                                -----------
                                                                  9,505,486
                                                                -----------

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                          Market
                                                                          Value
                    Security Description                       Shares    (Note 2)
-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Energy - Alternate Sources -- 0.2%
  Brasil Ecodiesel Industria e Comercio de Biocombustiveis e
   Oleos Vegetais SA ADR*....................................   183,700     659,593
  Brasil Ecodiesel Industria e Comercio de Biocombustiveis e
   Oleos Vegetais SA ADR.....................................   127,300     457,084
                                                                        -----------
                                                                          1,116,677
                                                                        -----------
Engineering/R&D Services -- 0.7%
  URS Corp.+.................................................    84,475   3,402,653
                                                                        -----------
Finance - Commercial -- 0.9%
  CIT Group, Inc.............................................   197,600   4,390,672
                                                                        -----------
Finance - Investment Banker/Broker -- 0.9%
  Lazard, Ltd., Class A......................................    47,645   1,819,563
  TD Ameritrade Holding Corp.+...............................   137,951   2,524,503
                                                                        -----------
                                                                          4,344,066
                                                                        -----------
Finance - Other Services -- 0.4%
  Solar Cayman Ltd.*(1)(3)(4)................................   120,200   1,829,444
                                                                        -----------
Financial Guarantee Insurance -- 0.5%
  Ambac Financial Group, Inc.................................   133,900   1,491,646
  Assured Guaranty, Ltd......................................    43,584   1,117,930
                                                                        -----------
                                                                          2,609,576
                                                                        -----------
Fishery -- 0.8%
  Marine Harvest(3).......................................... 6,630,000   3,914,210
                                                                        -----------
Food - Dairy Products -- 0.9%
  Dean Foods Co..............................................   197,200   4,243,744
                                                                        -----------
Food - Meat Products -- 0.4%
  Smithfield Foods, Inc.+....................................    79,101   2,179,233
                                                                        -----------
Food - Misc. -- 1.2%
  ConAgra Foods, Inc.........................................   140,614   3,107,570
  Corn Products International, Inc...........................    69,109   2,536,991
                                                                        -----------
                                                                          5,644,561
                                                                        -----------
Garden Products -- 1.0%
  Toro Co....................................................   101,200   4,875,816
                                                                        -----------
Gas - Distribution -- 1.7%
  Sempra Energy..............................................    66,734   3,545,577
  UGI Corp...................................................   183,116   4,689,601
                                                                        -----------
                                                                          8,235,178
                                                                        -----------
Home Decoration Products -- 1.1%
  Newell Rubbermaid, Inc.....................................   230,356   5,229,081
                                                                        -----------
Industrial Gases -- 0.5%
  Airgas, Inc................................................    53,534   2,601,217
                                                                        -----------
Insurance Broker -- 0.5%
  AON Corp...................................................    62,080   2,583,149
                                                                        -----------
Insurance - Life/Health -- 2.5%
  CIGNA Corp.................................................    21,581     962,081
  Reinsurance Group of America, Inc..........................   103,495   5,662,212
  StanCorp Financial Group, Inc..............................    41,838   2,053,827
  UnumProvident Corp.........................................   153,685   3,520,923
                                                                        -----------
                                                                         12,199,043
                                                                        -----------
Insurance - Multi-line -- 0.5%
  Assurant, Inc..............................................    37,591 $ 2,351,317
                                                                        -----------
Insurance - Property/Casualty -- 1.0%
  Arch Capital Group, Ltd.+..................................    33,334   2,282,712
  W.R. Berkley Corp..........................................    89,747   2,583,816
                                                                        -----------
                                                                          4,866,528
                                                                        -----------
Insurance - Reinsurance -- 2.1%
  Everest Re Group, Ltd......................................    66,991   6,490,088
  Platinum Underwriters Holdings, Ltd........................   102,555   3,538,148
                                                                        -----------
                                                                         10,028,236
                                                                        -----------

                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 2)

      Internet Security -- 0.8%
        McAfee, Inc.+................................. 118,200   3,932,514
                                                               -----------
      Investment Management/Advisor Services -- 1.3%
        Affiliated Managers Group, Inc.+..............  35,776   3,447,018
        Invesco, Ltd.................................. 114,410   2,930,040
                                                               -----------
                                                                 6,377,058
                                                               -----------
      Leisure Products -- 0.2%
        WMS Industries, Inc.+.........................  22,042     836,935
                                                               -----------
      Machine Tools & Related Products -- 0.7%
        Kennametal, Inc............................... 107,700   3,270,849
                                                               -----------
      Machinery - Farming -- 0.4%
        AGCO Corp.+...................................  28,900   1,874,454
                                                               -----------
      Medical Products -- 1.6%
        The Cooper Cos., Inc..........................  91,800   3,138,642
        West Pharmaceutical Services, Inc............. 106,300   4,390,190
                                                               -----------
                                                                 7,528,832
                                                               -----------
      Medical - Drugs -- 0.8%
        Endo Pharmaceuticals Holdings, Inc.+.......... 146,912   3,857,909
                                                               -----------
      Medical - Generic Drugs -- 2.2%
        Barr Pharmaceuticals, Inc.+................... 146,335   6,899,695
        Impax Laboratories, Inc.+..................... 364,515   3,747,214
                                                               -----------
                                                                10,646,909
                                                               -----------
      Medical - HMO -- 1.2%
        Coventry Health Care, Inc.+...................  26,917   1,396,185
        Health Net, Inc.+.............................  65,700   2,886,858
        Humana, Inc.+.................................  25,100   1,715,083
                                                               -----------
                                                                 5,998,126
                                                               -----------
      Medical - Wholesale Drug Distribution -- 0.4%
        AmerisourceBergen Corp........................  40,993   1,710,228
                                                               -----------
      Metal - Iron -- 0.7%
        Cleveland - Cliffs, Inc.......................  28,100   3,356,826
                                                               -----------
      Non-Ferrous Metals -- 0.6%
        Uranium One, Inc.+............................ 330,300   1,741,689
        USEC, Inc.+................................... 192,600   1,228,788
                                                               -----------
                                                                 2,970,477
                                                               -----------
      Non-Hazardous Waste Disposal -- 0.8%
        Republic Services, Inc........................ 132,205   4,036,219
                                                               -----------
      Office Automation & Equipment -- 0.2%
        Xerox Corp....................................  62,145     913,531
                                                               -----------
      Oil & Gas Drilling -- 0.4%
        Nabors Industries, Ltd.+......................  57,794   1,822,245
                                                               -----------
      Oil Companies - Exploration & Production -- 3.4%
        Chesapeake Energy Corp........................  27,780   1,256,212
        Newfield Exploration Co.+..................... 121,528   6,730,221
        Noble Energy, Inc............................. 107,056   8,286,134
                                                               -----------
                                                                16,272,567
                                                               -----------
      Oil Companies - Integrated -- 0.7%
        Hess Corp.....................................  35,640 $ 3,320,935
                                                               -----------
      Oil Refining & Marketing -- 0.5%
        Sunoco, Inc...................................  40,984   2,503,303
                                                               -----------
      Oil - Field Services -- 0.2%
        SBM Offshore NV(3)............................  34,937   1,125,120
                                                               -----------
      Paper & Related Products -- 0.3%
        Temple-Inland, Inc............................ 101,699   1,396,327
                                                               -----------
      Pipelines -- 0.4%
        El Paso Corp.................................. 115,788   1,887,344
                                                               -----------
      Printing - Commercial -- 0.8%
        R.R. Donnelley & Sons Co...................... 123,537   3,932,183
                                                               -----------

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Market
                                                                   Value
                    Security Description                 Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCKS (continued)
     Radio -- 0.2%
       Entercom Communications Corp., Class A........... 105,000  1,172,850
                                                                 ----------
     Real Estate Investment Trusts -- 2.5%
       Boston Properties, Inc...........................  20,828  1,794,749
       Developers Diversified Realty Corp...............  41,997  1,619,404
       Essex Property Trust, Inc........................  12,122  1,273,295
       Federal Realty Investment Trust..................  17,692  1,268,162
       Liberty Property Trust........................... 104,600  3,107,666
       ProLogis.........................................  27,217  1,466,452
       Thornburg Mtg., Inc.............................. 190,800  1,698,120
                                                                 ----------
                                                                 12,227,848
                                                                 ----------
     Real Estate Operations & Development -- 0.3%
       Brookfield Properties Corp.......................  72,234  1,346,442
                                                                 ----------
     Retail - Apparel/Shoe -- 1.8%
       Abercrombie & Fitch Co., Class A.................  24,482  1,898,090
       American Eagle Outfitters, Inc................... 172,300  3,682,051
       The Gap, Inc..................................... 150,036  3,026,226
                                                                 ----------
                                                                  8,606,367
                                                                 ----------
     Retail - Automobile -- 0.5%
       Copart, Inc.+....................................  64,000  2,666,240
                                                                 ----------
     Retail - Discount -- 0.4%
       TJX Cos., Inc....................................  60,596  1,939,072
                                                                 ----------
     Retail - Major Department Stores -- 0.4%
       J.C. Penney Co., Inc.............................  46,387  2,143,543
                                                                 ----------
     Retail - Office Supplies -- 0.3%
       Office Depot, Inc.+.............................. 128,100  1,456,497
                                                                 ----------
     Retail - Restaurants -- 0.7%
       Burger King Holdings, Inc........................ 108,868  2,793,553
       Yum! Brands, Inc.................................  23,291    802,375
                                                                 ----------
                                                                  3,595,928
                                                                 ----------
     Savings & Loans/Thrifts -- 1.1%
       Astoria Financial Corp...........................  75,802  1,983,738
       Sovereign Bancorp, Inc........................... 322,100  3,552,763
                                                                 ----------
                                                                  5,536,501
                                                                 ----------
     Semiconductor Equipment -- 2.0%
       Teradyne, Inc.+.................................. 230,900  2,768,491
       Varian Semiconductor Equipment Associates, Inc.+. 200,850  6,784,713
                                                                 ----------
                                                                  9,553,204
                                                                 ----------
     Steel - Producers -- 0.6%
       Nucor Corp.......................................  32,646  2,107,952
       United States Steel Corp.........................   9,063    982,883
                                                                 ----------
                                                                  3,090,835
                                                                 ----------
     Sugar -- 0.3%
       Cosan, Ltd. Class A+.............................  89,000  1,335,000
                                                                 ----------
     Telecom Equipment - Fiber Optics -- 0.8%
       JDS Uniphase Corp.+.............................. 282,800  3,718,820
                                                                 ----------
     Telecom Services -- 1.6%
       Embarq Corp......................................  56,100  2,352,834
       Time Warner Cable, Inc., Class A+................ 162,991  2,598,076
       Virgin Media, Inc................................ 199,000  2,985,000
                                                                 ----------
                                                                  7,935,910
                                                                 ----------
     Telecommunication Equipment -- 0.6%
       Harris Corp......................................  57,905  2,827,501
                                                                 ----------
     Telephone - Integrated -- 0.7%
       Qwest Communications International, Inc.......... 111,225    600,615
       Windstream Corp.................................. 246,578  2,899,757
                                                                 ----------
                                                                  3,500,372
                                                                 ----------
     Therapeutics -- 0.5%
       Theravance, Inc.+................................ 161,771  2,661,133
                                                                 ----------

                                                                         Market
                                                                         Value
                 Security Description                       Shares      (Note 2)

Tools - Hand Held -- 0.5%
  The Stanley Works.....................................      50,532     2,452,823
                                                                      ------------
Transport - Equipment & Leasing -- 0.7%
  Genesis Lease, Ltd. ADR...............................     182,500     3,441,950
                                                                      ------------
Transport - Marine -- 0.7%
  American Commercial Lines, Inc.+......................     208,700     3,547,900
                                                                      ------------
Transport - Rail -- 0.4%
  Norfolk Southern Corp.................................      35,481     1,876,590
                                                                      ------------
Transport - Truck -- 1.2%
  Werner Enterprises, Inc...............................     326,029     5,800,056
                                                                      ------------
Total Common Stock
   (cost $487,208,233)..................................               470,098,850
                                                                      ------------
PREFERRED STOCK -- 0.2%
Finance - Mortgage Loan/Banker -- 0.2%
  Thornburg Mtg., Inc.
   10%
   (cost $867,853)......................................      36,800       804,080
                                                                      ------------
Total Long - Term Investment Securities
   (cost $488,076,086)..................................               470,902,930
                                                                      ------------
SHORT - TERM INVESTMENT SECURITIES -- 2.2%
Time Deposit -- 2.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.20% due 03/03/08
   (cost $10,574,000)................................... $10,574,000    10,574,000
                                                                      ------------
REPURCHASE AGREEMENT -- 2.5%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.49%, dated 02/29/08, to be repurchased
   03/03/08 in the amount of $12,254,543 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 4.37% due 09/17/10 and having an
   approximate value of $12,623,488
   (cost $12,253,000)...................................  12,253,000    12,253,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $510,903,086)(2)...............................       101.7%  493,729,930
Liabilities in excess of other assets...................        (1.7)   (8,241,137)
                                                         -----------  ------------
NET ASSETS                                                     100.0% $485,488,793
                                                         ===========  ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $2,489,037 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Consists of more than one type of securities traded together as a unit.
(2)See Note 5 for cost of investments on a tax basis.
(3)Security was valued using fair value procedures at February 29, 2008. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(4)To the extent permitted by the Statement of Additional Information, the Mid Cap Value Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Mid Cap Value Fund held the following restricted securities:

                                                              Market    Value as
                  Acquisition         Acquisition   Market   Value Per   a % of
      Name           Date     Shares     Cost       Value      Share   Net Assets
----------------- ----------- ------- ----------- ---------- --------- ----------
Solar Cayman Ltd.
  Common Stock...  03/09/07   120,200 $1,803,000  $1,829,444  $15.00      0.38%
                                                  ==========              ====

ADR- American Depository Receipt

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Domestic Equity Investment Companies...  57.6%
                 Fixed Income Investment Companies......  32.5
                 International Equity Investment Company  10.0
                                                         -----
                                                         100.1%
                                                         =====

*  Calculated as a percentage of net assets.

VALIC Company II Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Market
                                                                  Value
                 Security Description                 Shares     (Note 2)
   -------------------------------------------------------------------------
   AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) -- 100.1%
   Domestic Equity Investment Companies -- 57.6%
     VALIC Co. I Stock Index Fund..................   162,256  $  5,310,644
     VALIC Co. I Value Fund........................   551,060     5,708,980
     VALIC Co. I Blue Chip Growth Fund............. 1,301,626    12,612,760
     VALIC Co. II Capital Appreciation Fund........ 3,241,337    33,191,291
     VALIC Co. II Large Cap Value Fund............. 1,297,940    17,392,395
     VALIC Co. II Small Cap Growth Fund+...........   185,201     2,124,255
                                                               ------------
   Total Domestic Equity Investment Companies
      (cost $81,142,630)...........................              76,340,325
                                                               ------------
   Fixed Income Investment Companies -- 32.5%
     VALIC Co. I Government Securities Fund........ 1,248,898    13,275,784
     VALIC Co. II Core Bond Fund................... 2,078,413    21,241,384
     VALIC Co. II High Yield Bond Fund............. 1,031,000     8,629,469
                                                               ------------
   Total Fixed Income Investment Companies
      (cost $43,750,918)...........................              43,146,637
                                                               ------------
   International Equity Investment Company -- 10.0%
     VALIC Co. I International Equities Fund
      (cost $14,530,840)........................... 1,363,092    13,276,520
                                                               ------------
   TOTAL INVESTMENTS
      (cost $139,424,388)(2).......................     100.1%  132,763,482
   Liabilities in excess of other assets...........      (0.1)     (169,573)
                                                    ---------  ------------
   NET ASSETS                                           100.0% $132,593,909
                                                    =========  ============

--------
# The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
+  Non-income producing security
(1)See Note 3
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Money Market II Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                  Diversified Financial Services....... 23.0%
                  Money Center Banks................... 16.1
                  Foreign Banks........................ 15.3
                  U.S. Government Securities........... 11.6
                  Sovereign Agencies................... 11.0
                  Finance..............................  7.3
                  Super-Regional Banks -- U.S..........  6.4
                  Commercial Banks.....................  3.2
                  Domestic Banks.......................  2.2
                  Commercial Banks -- Canadian.........  2.0
                  Finance-Investment Bank/Brokerage....  1.1
                  Asset Backed Commercial Paper/Finance  0.5
                                                        ----
                                                        99.7%
                                                        ====
                  Weighted Average Days to Maturity.... 34.3

Credit Quality@#

                                   A-1  99.4%
                                   D..   0.6
                                       -----
                                       100.0%
                                       =====

*  Calculated as a percentage of Net Assets.
@  Source: Standard & Poors
#  Calculated as a percentage of total debt issues.

VALIC Company II Money Market II Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 81.2%
       Certificates of Deposit -- 19.1%
         ABN Amro Bank NV
          4.61% due 04/04/08.................... $ 4,000,000 $ 4,000,147
         Bank of America Corp.
          3.59% due 07/14/08....................   2,000,000   2,000,000
         Bank of America Corp.
          4.66% due 03/28/08....................  12,000,000  12,000,000
         Barclays Bank PLC
          3.97% due 07/14/08....................   4,000,000   4,003,233
         BNP Paribas
          3.52% due 10/15/08....................   4,000,000   4,000,000
         BNP Paribas
          4.42% due 04/09/08....................   4,000,000   4,000,086
         Calyon
          5.32% due 03/04/08....................   4,000,000   4,000,001
         Citibank NA
          3.07% due 05/06/08....................   4,000,000   4,000,000
         Fortis Bank
          3.07% due 04/28/08....................   1,700,000   1,699,920
         Fortis Bank
          3.08% due 03/25/08....................   4,000,000   4,000,000
         Nordea Bank Finland
          4.61% due 11/05/08....................   3,600,000   3,618,765
         Royal Bank of Canada
          3.09% due 04/04/08....................   1,500,000   1,499,972
         Royal Bank of Scotland NY
          4.35% due 04/08/08....................   4,000,000   4,001,374
         UBS AG
          5.05% due 03/20/08....................  11,000,000  11,003,418
         Wells Fargo Bank NA
          2.89% due 03/17/08....................   4,000,000   4,000,000
                                                             -----------
       Total Certificates of Deposit
          (amortized cost $67,826,916)..........              67,826,916
                                                             -----------
       Commercial Paper -- 30.3%
         Bank of Scotland PLC
          3.10% due 03/11/08....................   4,375,000   4,371,233
         Bank of Scotland PLC
          3.73% due 05/19/08....................   4,000,000   3,967,259
         Barclays U.S. Funding LLC
          4.18% due 06/09/08....................   4,000,000   3,953,611
         Barclays U.S. Funding LLC
          4.33% due 04/08/08....................   4,000,000   3,981,718
         Deutsche Bank Financial LLC
          3.00% due 04/30/08....................   4,750,000   4,726,250
         Deutsche Bank Financial LLC
          3.08% due 03/03/08....................   4,000,000   3,999,315
         Dexia Delaware LLC
          2.97% due 05/06/08....................   4,500,000   4,475,497
         Dexia Delaware LLC
          3.75% due 04/17/08....................   4,000,000   3,980,417
         Dexia Delaware LLC
          3.83% due 03/07/08....................   4,000,000   3,997,447
         General Electric Capital Corp.
          4.21% due 03/28/08....................   4,000,000   3,987,370
         General Electric Co.
          3.83% due 03/14/08....................   7,000,000   6,990,319
         J.P. Morgan Chase & Co.
          2.98% due 05/01/08....................   4,000,000   3,979,802
         J.P. Morgan Chase & Co.
          3.00% due 03/07/08....................   4,250,000   4,247,875
         Lloyds TSB Bank PLC
          3.77% due 07/15/08....................   4,000,000   3,943,031
         Lloyds TSB Bank PLC
          4.47% due 04/02/08....................   4,000,000   3,984,107
         Nordea North America, Inc.
          2.99% due 03/13/08....................   4,000,000   3,996,020

                                                                Market
                                                  Principal     Value
                 Security Description              Amount      (Note 2)

       ------------------------------------------------------------------
         Nordea North America, Inc.
          3.72% due 04/15/08..................... $4,000,000 $  3,981,400
         Rabobank Nederland
          3.20% due 03/03/08.....................  5,500,000    5,500,003
         Royal Bank Of Canada
          3.71% due 05/12/08.....................  5,500,000    5,459,190
         State Street Boston Corp.
          3.01% due 03/05/08.....................  3,500,000    3,498,829
         State Street Boston Corp.
          3.04% due 03/11/08.....................  4,000,000    3,996,622
         State Street Boston Corp.
          3.85% due 03/28/08.....................  4,000,000    3,988,450
         Svenska Handelsbank, Inc.
          2.98% due 05/12/08.....................  4,250,000    4,224,670
         Svenska Handelsbank, Inc.
          3.81% due 04/16/08.....................  4,000,000    3,980,527
         UBS Finance Delaware LLC
          2.98% due 05/01/08.....................  4,000,000    3,979,802
                                                             ------------
       Total Commercial Paper
          (amortized cost $107,190,764)..........             107,190,764
                                                             ------------
       Corporate Notes -- 0.6%
         Cheyne Finance LLC
          5.20% due 01/07/08+*(1)(2)(3)(4)(5)(6)
          (cost $2,000,000)......................  2,000,000    2,000,000
                                                             ------------
       Medium Term Notes -- 8.6%
         General Electric Capital Corp.
          3.22% due 04/11/08(3)..................  2,500,000    2,500,207
         J.P. Morgan Chase & Co.
          4.79% due 04/01/08.....................  5,000,000    5,003,833
         Merrill Lynch & Co., Inc.
          3.11% due 08/22/08(3)..................  3,000,000    3,000,000
         Merrill Lynch & Co., Inc.
          3.26% due 09/12/08.....................  1,000,000    1,000,000
         Royal Bank of Scotland Group PLC
          3.12% due 07/28/08(3)..................  5,000,000    4,996,847
         Royal Bank of Scotland PLC
          4.62% due 06/06/08*....................  2,000,000    2,000,279
         Wachovia Bank NA
          4.67% due 10/03/08.....................  1,000,000      998,684
         Wachovia Bank NA
          4.85% due 06/27/08(3)..................  7,500,000    7,510,262
         Wells Fargo & Co.
          3.19% due 09/03/08(3)..................  1,000,000    1,000,000
         Wells Fargo & Co.
          3.22% due 03/10/08(3)..................  2,630,000    2,630,051
                                                             ------------
       Total Medium Term Notes
          (amortized cost $30,640,163)...........              30,640,163
                                                             ------------
       U.S. Government Agencies -- 11.0%
         Federal Home Loan Bank
          2.66% due 03/17/08.....................  8,000,000    7,990,542
          2.70% due 05/21/08.....................  4,000,000    3,975,700
          2.74% due 03/31/08.....................  4,000,000    3,990,867
          2.76% due 03/12/08.....................  4,000,000    3,996,627
          2.90% due 03/28/08.....................  4,000,000    3,991,300
          4.00% due 04/04/08.....................  4,000,000    3,984,889
          5.80% due 09/02/08.....................  7,000,000    7,049,799
                                                             ------------
         Federal National Mtg. Assoc.
          2.90% due 04/01/08.....................  4,000,000    3,990,011
                                                             ------------
       Total U.S. Government Agencies
          (amortized cost $38,969,735)...........              38,969,735
                                                             ------------

VALIC Company II Money Market II Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                      Market
                                                       Principal      Value
                Security Description                    Amount       (Note 2)
 ------------------------------------------------------------------------------
 U.S. Government Treasuries -- 11.6%
 United States Treasury Notes
   2.63% due 05/15/08................................ $ 6,000,000  $  5,982,683
   3.13% due 09/15/08................................  10,000,000     9,954,863
   4.13% due 08/15/08................................  10,000,000     9,999,561
   4.88% due 04/30/08................................  10,000,000    10,012,081
   4.88% due 05/31/08................................   5,000,000     5,009,259
                                                                   ------------
 Total U.S. Government Treasuries
    (amortized cost $40,958,447).....................                40,958,447
                                                                   ------------
 Total Short-Term Investment Securities -- 81.2%
    (amortized cost $287,586,025)....................               287,586,025
                                                                   ------------
 REPURCHASE AGREEMENT -- 18.5%
   UBS Securities, LLC Joint Repurchase Agreement(7)
    (amortized cost $65,305,000).....................  65,305,000    65,305,000
                                                                   ------------
 TOTAL INVESTMENTS
    (amortized cost $352,891,025)(8).................        99.7%  352,891,025
 Other assets less liabilities.......................         0.3     1,150,089
                                                      -----------  ------------
 NET ASSETS                                                 100.0% $354,041,114
                                                      ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $4,000,279 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Security in default
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(4)On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance
   PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of interest and principal due on the Notes. According to additional public reports as of April 17, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Fund.
(5)Illiquid security.
(6)Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(7)See Note 2 for details of Joint Repurchase Agreements.
(8)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Time Deposit................................... 4.9%
              Medical -- Biomedical/Gene..................... 4.9
              Oil -- Field Services.......................... 4.4
              Retail -- Restaurants.......................... 3.7
              Oil Companies -- Exploration & Production...... 3.4
              Educational Software........................... 2.7
              Footwear & Related Apparel..................... 2.5
              Medical -- Outpatient/Home Medical............. 2.2
              Telecom Services............................... 2.1
              Electronic Components -- Semiconductors........ 2.1
              Computer Aided Design.......................... 2.0
              Therapeutics................................... 2.0
              Retail -- Apparel/Shoe......................... 1.9
              Enterprise Software/Service.................... 1.9
              Insurance -- Property/Casualty................. 1.8
              Apparel Manufacturers.......................... 1.8
              Metal -- Aluminum.............................. 1.7
              Medical Labs & Testing Services................ 1.7
              Applications Software.......................... 1.7
              Investment Management/Advisor Services......... 1.6
              Semiconductor Equipment........................ 1.5
              Wire & Cable Products.......................... 1.4
              Consulting Services............................ 1.4
              Commercial Services -- Finance................. 1.3
              Machinery -- Construction & Mining............. 1.3
              Distribution/Wholesale......................... 1.3
              Semiconductor Components -- Integrated Circuits 1.2
              Internet Application Software.................. 1.2
              X-Ray Equipment................................ 1.2
              Medical -- Drugs............................... 1.2
              Wireless Equipment............................. 1.2
              Diversified Operations/Commercial Services..... 1.2
              Retail -- Convenience Store.................... 1.2
              Computer Software.............................. 1.2
              Transactional Software......................... 1.2
              Finance -- Investment Banker/Broker............ 1.1
              Private Corrections............................ 1.1
              E-Commerce/Products............................ 1.0
              Metal Processors & Fabrication................. 1.0
              Electronic Design Automation................... 1.0
              Building Products -- Cement.................... 1.0
              Electronic Measurement Instruments............. 1.0
              Retail -- Perfume & Cosmetics.................. 1.0
              Diagnostic Kits................................ 1.0
              Batteries/Battery Systems...................... 1.0
              Networking Products............................ 0.9
              Computer Services.............................. 0.9
              Building -- MobileHome/Manufactured Housing.... 0.9
              Retail -- Petroleum Products................... 0.9
              Aerospace/Defense -- Equipment................. 0.9
              Patient Monitoring Equipment................... 0.9
              Firearms & Ammunition.......................... 0.9
              Physicians Practice Management................. 0.8
              Leisure Products............................... 0.8
              Physical Therapy/Rehabilation Centers.......... 0.8
              Machinery -- Thermal Process................... 0.7
              Medical Information Systems.................... 0.7
              Software Tools................................. 0.7
              Medical Instruments............................ 0.7
              Office Furnishings -- Original................. 0.7
              Chemicals -- Diversified....................... 0.7
              E-Marketing/Info............................... 0.7
              Savings & Loans/Thrifts........................ 0.6
              Hotels/Motels.................................. 0.6
              Power Converter/Supply Equipment............... 0.6
              Entertainment Software......................... 0.6
              Finance -- Leasing Companies................... 0.5
              Food -- Misc................................... 0.5
              Transport -- Services.......................... 0.5

                  Internet Connectivity Services......   0.5
                  Internet Content -- Information/News   0.5
                  Schools.............................   0.5
                  Transport -- Truck..................   0.5
                  Real Estate Investment Trusts.......   0.5
                  Food -- Wholesale/Distribution......   0.5
                  Banks -- Commercial.................   0.4
                  Steel -- Specialty..................   0.4
                  Transport -- Marine.................   0.4
                  Computers -- Periphery Equipment....   0.3
                  Diagnostic Equipment................   0.1
                                                       -----
                                                       102.3%
                                                       =====

*  Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------



                                                                  Market
                                                                  Value
                     Security Description                Shares  (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 97.4%
      Aerospace/Defense - Equipment -- 0.9%
        HEICO Corp......................................  9,700 $  424,860
                                                                ----------
      Apparel Manufacturers -- 1.8%
        American Apparel, Inc.+......................... 47,650    579,900
        Quiksilver, Inc.+............................... 31,300    281,700
                                                                ----------
                                                                   861,600
                                                                ----------
      Applications Software -- 1.7%
        Nuance Communications, Inc.+.................... 48,300    794,535
                                                                ----------
      Banks - Commercial -- 0.4%
        Bancorp, Inc.+.................................. 17,100    195,624
                                                                ----------
      Batteries/Battery Systems -- 1.0%
        EnerSys+........................................ 20,500    471,295
                                                                ----------
      Building Products - Cement -- 1.0%
        Eagle Materials, Inc............................ 13,700    487,172
                                                                ----------
      Building - MobileHome/Manufactured Housing -- 0.9%
        Champion Enterprises, Inc.+..................... 50,600    449,328
                                                                ----------
      Chemicals - Diversified -- 0.7%
        Innospec, Inc................................... 17,250    323,265
                                                                ----------
      Commercial Services - Finance -- 1.3%
        Bankrate, Inc.+.................................  6,400    270,464
        Morningstar, Inc.+..............................  5,400    352,026
                                                                ----------
                                                                   622,490
                                                                ----------
      Computer Aided Design -- 2.0%
        Ansys, Inc.+.................................... 26,050    973,488
                                                                ----------
      Computer Services -- 0.9%
        Syntel, Inc..................................... 16,550    450,657
                                                                ----------
      Computer Software -- 1.2%
        Msci Inc+....................................... 19,000    564,870
                                                                ----------
      Computers - Periphery Equipment -- 0.3%
        Synaptics, Inc.+................................  5,250    140,648
                                                                ----------
      Consulting Services -- 1.4%
        FTI Consulting, Inc.+........................... 10,550    669,925
                                                                ----------
      Diagnostic Equipment -- 0.1%
        Neurometrix, Inc.+.............................. 13,300     32,319
                                                                ----------
      Diagnostic Kits -- 1.0%
        Meridian Bioscience, Inc........................ 13,800    472,926
                                                                ----------
      Distribution/Wholesale -- 1.3%
        LKQ Corp.+...................................... 28,600    607,464
                                                                ----------
      Diversified Operations/Commercial Services -- 1.2%
        Chemed Corp..................................... 12,050    574,905
                                                                ----------
      E - Commerce/Products -- 1.0%
        FTD Group, Inc.................................. 36,200    499,198
                                                                ----------
      E - Marketing/Info -- 0.7%
        Digital River, Inc.+............................  9,800    319,774
                                                                ----------
      Educational Software -- 2.7%
        Blackboard, Inc.+............................... 23,350    671,779
        INVESTools, Inc.+............................... 52,700    609,739
                                                                ----------
                                                                 1,281,518
                                                                ----------
      Electronic Components - Semiconductors -- 2.1%
        Diodes, Inc.+................................... 10,500    236,985
        IPG Photonics Corp.+............................ 14,400    245,808
        Microsemi Corp.+................................ 23,700    515,475
                                                                ----------
                                                                   998,268
                                                                ----------
      Electronic Design Automation -- 1.0%
        Magma Design Automation, Inc.+.................. 50,400    494,928
                                                                ----------

                                                                Market
                                                                Value
                     Security Description              Shares  (Note 2)

        ----------------------------------------------------------------
        Electronic Measurement Instruments -- 1.0%
          FLIR Systems, Inc.+......................... 16,800 $  478,128
                                                              ----------
        Enterprise Software/Service -- 1.9%
          Omnicell, Inc.+............................. 28,400    539,600
          Taleo Corp., Class A+....................... 19,800    377,388
                                                              ----------
                                                                 916,988
                                                              ----------
        Entertainment Software -- 0.6%
          Take - Two Interactive Software, Inc.+...... 10,850    287,525
                                                              ----------
        Finance - Investment Banker/Broker -- 1.1%
          Investment Technology Group, Inc.+.......... 11,439    532,829
                                                              ----------
        Finance - Leasing Company -- 0.5%
          Marlin Business Services, Corp.+............ 27,703    263,733
                                                              ----------
        Firearms & Ammunition -- 0.9%
          Smith & Wesson Holding Corp.+............... 81,100    415,232
                                                              ----------
        Food - Misc. -- 0.5%
          SunOpta, Inc.+.............................. 43,100    261,617
                                                              ----------
        Food - Wholesale/Distribution -- 0.5%
          United Natural Foods, Inc.+................. 12,900    218,268
                                                              ----------
        Footwear & Related Apparel -- 2.5%
          Deckers Outdoor Corp.+......................  4,100    453,624
          Iconix Brand Group, Inc.+................... 37,050    769,899
                                                              ----------
                                                               1,223,523
                                                              ----------
        Hotel/Motel -- 0.6%
          Gaylord Entertainment Co.+.................. 10,200    306,918
                                                              ----------
        Insurance - Property/Casualty -- 1.8%
          Castlepoint Holdings, Ltd................... 47,318    597,626
          ProAssurance Corp.+.........................  5,250    279,143
                                                              ----------
                                                                 876,769
                                                              ----------
        Internet Application Software -- 1.2%
          Art Technology Group, Inc.+................. 83,700    282,906
          DealerTrack Holdings, Inc.+................. 15,500    317,285
                                                              ----------
                                                                 600,191
                                                              ----------
        Internet Connectivity Services -- 0.5%
          Cogent Communications Group, Inc.+.......... 12,550    244,474
                                                              ----------
        Internet Content - Information/News -- 0.5%
          Loopnet, Inc.+.............................. 20,350    243,590
                                                              ----------
        Investment Management/Advisor Services -- 1.6%
          Affiliated Managers Group, Inc.+............  4,050    390,217
          National Financial Partners Corp............ 15,400    366,058
                                                              ----------
                                                                 756,275
                                                              ----------
        Leisure Products -- 0.8%
          WMS Industries, Inc.+....................... 10,050    381,599
                                                              ----------
        Machinery - Construction & Mining -- 1.3%
          Bucyrus International, Inc..................  6,150    614,262
                                                              ----------
        Machinery - Thermal Process -- 0.7%
          TurboChef Technologies, Inc.+............... 41,950    356,575
                                                              ----------
        Medical Information Systems -- 0.7%
          Allscripts Healthcare Solutions, Inc.+...... 33,400    356,378
                                                              ----------
        Medical Instruments -- 0.7%
          Thoratec Corp.+............................. 22,400    325,024
                                                              ----------
        Medical Labs & Testing Services -- 1.7%
          ICON PLC ADR+............................... 12,250    809,725
                                                              ----------
        Medical - Biomedical/Gene -- 4.9%
          Enzo Biochem, Inc.+......................... 70,500    664,110
          Exelixis, Inc.+............................. 27,800    177,364

VALIC Company II Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical - Biomedical/Gene (continued)
         Illumina, Inc.+............................... 11,100 $  803,751
         Keryx Biopharmaceuticals, Inc.+............... 22,400    128,800
         Medivation, Inc.+............................. 15,850    253,758
         Myriad Genetics, Inc.+........................  8,800    325,776
                                                               ----------
                                                                2,353,559
                                                               ----------
       Medical - Drugs -- 1.2%
         Sucampo Pharmaceuticals, Inc. Class A+........ 31,730    342,049
         ViroPharma, Inc.+............................. 26,600    243,656
                                                               ----------
                                                                  585,705
                                                               ----------
       Medical - Outpatient/Home Medical -- 2.2%
         Gentiva Health Services, Inc.+................ 50,227  1,082,894
                                                               ----------
       Metal Processors & Fabrication -- 1.0%
         Kaydon Corp................................... 11,650    497,572
                                                               ----------
       Metal - Aluminum -- 1.7%
         Century Aluminum Co.+......................... 12,300    813,399
                                                               ----------
       Networking Products -- 0.9%
         Switch & Data Facilities Co., Inc.+........... 43,650    456,143
                                                               ----------
       Office Furnishings - Original -- 0.7%
         Interface, Inc. Class A....................... 19,350    324,306
                                                               ----------
       Oil Companies - Exploration & Production -- 3.4%
         Cabot Oil & Gas Corp.......................... 11,400    567,150
         Comstock Resources, Inc.+.....................  9,000    326,700
         Penn Virginia Corp............................ 16,950    721,392
                                                               ----------
                                                                1,615,242
                                                               ----------
       Oil - Field Services -- 4.4%
         Exterran Holdings, Inc.+...................... 10,200    710,430
         Hornbeck Offshore Services, Inc.+.............  7,550    339,222
         Oceaneering International, Inc.+.............. 10,250    615,000
         W - H Energy Services, Inc.+..................  7,050    443,233
                                                               ----------
                                                                2,107,885
                                                               ----------
       Patient Monitoring Equipment -- 0.9%
         Masimo Corp.+................................. 13,200    423,192
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 0.8%
         Psychiatric Solutions, Inc.+.................. 12,950    366,356
                                                               ----------
       Physicians Practice Management -- 0.8%
         Healthways, Inc.+............................. 11,450    393,308
                                                               ----------
       Power Converter/Supply Equipment -- 0.6%
         Powell Industries, Inc.+......................  8,050    306,866
                                                               ----------
       Private Corrections -- 1.1%
         Geo Group, Inc.+.............................. 19,750    527,128
                                                               ----------
       Real Estate Investment Trusts -- 0.5%
         Resource Capital Corp......................... 27,500    226,050
                                                               ----------
       Retail - Apparel/Shoe -- 1.9%
         J Crew Group, Inc.+...........................  9,650    386,482
         Pacific Sunwear of California, Inc.+.......... 25,650    286,254
         Under Armour, Inc., Class A+..................  7,200    265,104
                                                               ----------
                                                                  937,840
                                                               ----------
       Retail - Convenience Store -- 1.2%
         Susser Holdings Corp.+........................ 23,500    569,170
                                                               ----------
       Retail - Perfume & Cosmetics -- 1.0%
         Ulta Salon Cosmetics & Fragrance, Inc.+....... 33,850    474,239
                                                               ----------
       Retail - Petroleum Products -- 0.9%
         World Fuel Services Corp...................... 14,250    445,740
                                                               ----------

                                                          Shares/      Market
                                                         Principal     Value
                 Security Description                     Amount      (Note 2)

--------------------------------------------------------------------------------
Retail - Restaurants -- 3.7%
  California Pizza Kitchen, Inc.+......................     25,550  $   356,167
  Red Robin Gourmet Burgers, Inc.+.....................     23,400      779,922
  Sonic Corp.+.........................................     30,500      650,565
                                                                    -----------
                                                                      1,786,654
                                                                    -----------
Savings & Loans/Thrifts -- 0.6%
  WSFS Financial Corp..................................      6,600      312,510
                                                                    -----------
School -- 0.5%
  American Public Education, Inc.......................      6,950      231,644
                                                                    -----------
Semiconductor Components - Integrated Circuits -- 1.2%
  Anadigics, Inc.+.....................................     34,600      243,584
  Hitte Microwave Corp.+...............................     10,800      357,588
                                                                    -----------
                                                                        601,172
                                                                    -----------
Semiconductor Equipment -- 1.5%
  Tessera Technologies, Inc.+..........................     21,850      514,786
  Varian Semiconductor Equipment Associates, Inc.+.....      5,950      200,991
                                                                    -----------
                                                                        715,777
                                                                    -----------
Software Tools -- 0.7%
  MedAssets, Inc.+.....................................     18,250      331,420
                                                                    -----------
Steel - Specialty -- 0.4%
  Allegheny Technologies, Inc..........................      2,500      193,375
                                                                    -----------
Telecom Services -- 2.1%
  Cbeyond, Inc.+.......................................     21,700      355,663
  Neutral Tandem, Inc.+................................     31,550      649,613
                                                                    -----------
                                                                      1,005,276
                                                                    -----------
Therapeutics -- 2.0%
  BioMarin Pharmaceuticals, Inc.+......................     19,350      736,074
  Theravance, Inc.+....................................     13,150      216,317
                                                                    -----------
                                                                        952,391
                                                                    -----------
Transactional Software -- 1.2%
  VeriFone Holdings, Inc.+.............................     27,300      563,745
                                                                    -----------
Transport - Marine -- 0.4%
  American Commercial Lines, Inc.+.....................     10,900      185,300
                                                                    -----------
Transport - Services -- 0.5%
  UTI Worldwide, Inc...................................     15,150      254,217
                                                                    -----------
Transport - Truck -- 0.5%
  Old Dominion Freight Lines, Inc.+....................      8,300      226,175
                                                                    -----------
Wire & Cable Products -- 1.4%
  General Cable Corp.+.................................     11,000      678,920
                                                                    -----------
Wireless Equipment -- 1.2%
  ViaSat, Inc.+........................................     27,850      584,014
                                                                    -----------
X-Ray Equipment -- 1.2%
  Hologic, Inc.+.......................................      9,850      594,053
                                                                    -----------
Total Long - Term Investment Securities
   (cost $54,068,182)..................................              46,903,917
                                                                    -----------
SHORT - TERM INVESTMENT SECURITIES -- 4.9%
Time Deposit -- 4.9%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.50% due 03/03/08
   (cost $2,373,000)................................... $2,373,000    2,373,000
                                                                    -----------
TOTAL INVESTMENTS
   (cost $56,441,182)(1)...............................      102.3%  49,276,917
Liabilities in excess of other assets..................       (2.3)  (1,129,967)
                                                        ----------  -----------
NET ASSETS --                                                100.0% $48,146,950
                                                        ==========  ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.
See Notes to Financial Statements

VALIC Company II Small Cap Value Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Banks -- Commercial............................ 10.3%
             Real Estate Investment Trusts..................  8.2
             Repurchase Agreements..........................  3.7
             Oil Companies -- Exploration & Production......  3.5
             Electric -- Integrated.........................  3.3
             Insurance -- Life/Health.......................  2.4
             Chemicals -- Specialty.........................  2.3
             Commercial Services -- Finance.................  2.1
             Insurance -- Property/Casualty.................  1.8
             Savings & Loans/Thrifts........................  1.8
             Agricultural Chemicals.........................  1.7
             Gas -- Distribution............................  1.7
             Consumer Products -- Misc......................  1.7
             Insurance -- Reinsurance.......................  1.6
             Diversified Manufacturing Operations...........  1.5
             Machinery -- General Industrial................  1.5
             Enterprise Software/Service....................  1.3
             Oil -- Field Services..........................  1.3
             Toys...........................................  1.2
             Insurance -- Multi-line........................  1.2
             Tobacco........................................  1.2
             Miscellaneous Manufacturing....................  1.0
             Machinery -- Farming...........................  1.0
             Finance -- Consumer Loans......................  1.0
             Applications Software..........................  0.9
             Metal -- Iron..................................  0.9
             Data Processing/Management.....................  0.9
             Aerospace/Defense -- Equipment.................  0.9
             Medical -- HMO.................................  0.9
             Semiconductor Equipment........................  0.9
             Electronic Components -- Misc..................  0.9
             Engineering/R&D Services.......................  0.9
             Retail -- Restaurants..........................  0.9
             Paper & Related Products.......................  0.9
             Office Furnishings -- Original.................  0.9
             Food -- Wholesale/Distribution.................  0.8
             Oil & Gas Drilling.............................  0.8
             Airlines.......................................  0.8
             Semiconductor Components -- Integrated Circuits  0.8
             Medical -- Biomedical/Gene.....................  0.8
             Metal Processors & Fabrication.................  0.8
             Retail -- Discount.............................  0.8
             Computer Aided Design..........................  0.8
             Electronic Components -- Semiconductors........  0.7
             Distribution/Wholesale.........................  0.7
             Retail -- Auto Parts...........................  0.7
             Lasers -- System/Components....................  0.7
             Medical Products...............................  0.7
             Telephone -- Integrated........................  0.7
             Medical -- Outpatient/Home Medical.............  0.7
             Retail -- Apparel/Shoe.........................  0.7
             Publishing -- Books............................  0.7
             Containers -- Metal/Glass......................  0.7
             Auto/Truck Parts & Equipment -- Original.......  0.6
             Investment Management/Advisor Services.........  0.6
             Telecommunication Equipment....................  0.6
             Transport -- Services..........................  0.6
             Transport -- Marine............................  0.6
             Finance -- Mortgage Loan/Banker................  0.6
             Computers -- Periphery Equipment...............  0.5
             Diagnostic Kits................................  0.5
             Circuit Boards.................................  0.5
             Medical Sterilization Products.................  0.5
             Finance -- Investment Banker/Broker............  0.5
             Oil Refining & Marketing.......................  0.5
             Networking Products............................  0.4
             Auto Repair Centers............................  0.4
             Electronic Design Automation...................  0.4
             Internet Security..............................  0.4

                Retail -- Bookstore.......................  0.4
                Medical -- Generic Drugs..................  0.4
                Retail -- Computer Equipment..............  0.3
                Finance -- Auto Loans.....................  0.3
                Chemicals -- Plastics.....................  0.3
                Industrial Automated/Robotic..............  0.3
                Vitamins & Nutrition Products.............  0.3
                Medical Instruments.......................  0.3
                Computer Services.........................  0.3
                Telecom Services..........................  0.3
                United States Treasury Notes..............  0.3
                Building Products -- Light Fixtures.......  0.3
                Steel -- Producers........................  0.3
                Computers -- Memory Devices...............  0.3
                Multimedia................................  0.3
                Rubber/Plastic Products...................  0.3
                Office Supplies & Forms...................  0.3
                Transport -- Truck........................  0.2
                Chemicals -- Diversified..................  0.2
                Computers -- Integrated Systems...........  0.2
                Funeral Services & Related Items..........  0.2
                Commercial Services.......................  0.2
                Medical -- Drugs..........................  0.2
                Transport -- Air Freight..................  0.2
                Therapeutics..............................  0.2
                Web Portals/ISP...........................  0.2
                Diversified Operations/Commercial Services  0.2
                Television................................  0.2
                Radio.....................................  0.2
                Cellular Telecom..........................  0.2
                Finance -- Leasing Companies..............  0.2
                Machinery -- Material Handling............  0.2
                Containers -- Paper/Plastic...............  0.2
                Non-Ferrous Metals........................  0.2
                Retail -- Major Department Stores.........  0.1
                Optical Supplies..........................  0.1
                Physicians Practice Management............  0.1
                Retail -- Convenience Store...............  0.1
                Firearms & Ammunition.....................  0.1
                Footwear & Related Apparel................  0.1
                Software Tools............................  0.1
                Energy -- Alternate Sources...............  0.1
                Real Estate Management/Services...........  0.1
                Insurance Brokers.........................  0.1
                Decision Support Software.................  0.1
                Building -- Residential/Commercial........  0.1
                Internet Application Software.............  0.1
                Publishing -- Newspapers..................  0.1
                                                           ----
                                                           99.9%
                                                           ====

*  Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 95.9%
       Aerospace/Defense - Equipment -- 0.9%
         Orbital Sciences Corp.+...................... 105,100 $2,275,415
                                                               ----------
       Agricultural Chemicals -- 1.7%
         CF Industries Holdings, Inc..................  34,700  4,236,176
                                                               ----------
       Airlines -- 0.8%
         Continental Airlines, Inc., Class B+.........  75,500  1,825,590
         ExpressJet Holdings, Inc.+...................  81,200    197,316
                                                               ----------
                                                                2,022,906
                                                               ----------
       Applications Software -- 0.9%
         EPIQ Systems, Inc.+.......................... 149,800  2,037,280
         Progress Software Corp.+.....................  10,000    285,400
                                                               ----------
                                                                2,322,680
                                                               ----------
       Auto Repair Center -- 0.4%
         Midas, Inc.+.................................  69,200  1,046,996
                                                               ----------
       Auto/Truck Parts & Equipment - Original -- 0.6%
         Accuride Corp.+..............................   7,000     50,540
         ArvinMeritor, Inc............................  81,000    914,490
         Modine Manufacturing Co......................  31,500    393,120
         Visteon Corp.+...............................  54,800    191,800
                                                               ----------
                                                                1,549,950
                                                               ----------
       Banks - Commercial -- 10.3%
         1st Source Corp..............................  26,530    463,214
         AMCORE Financial, Inc........................  12,100    234,982
         Bancfirst Corp...............................  18,100    762,553
         Bank of Hawaii Corp..........................  51,500  2,473,030
         Chemical Financial Corp......................  15,400    342,188
         City Holding Co..............................  42,200  1,571,528
         Commerce Bancshares, Inc.....................  52,951  2,205,409
         Community Bank Systems, Inc..................  47,000  1,038,700
         Community Trust Bancorp, Inc.................  27,300    738,465
         Corus Bankshares, Inc........................  35,000    361,550
         Cullen/Frost Bankers, Inc....................  10,400    531,648
         First BanCorp Puerto Rico....................  59,400    536,976
         First Citizens BancShares, Inc., Class A.....     600     85,314
         First Community Bancshares, Inc..............   9,100    288,015
         First Financial Bankshares, Inc..............   1,900     71,953
         First Merchants Corp.........................   5,200    140,452
         First Regional Bancorp+......................   8,100    129,681
         First State Bancorp..........................  10,200    121,176
         FirstMerit Corp..............................  94,100  1,766,257
         Fulton Financial Corp........................   1,899     22,085
         Great Southern Bancorp, Inc..................   6,000    107,700
         Heartland Financial USA, Inc.................  17,500    311,150
         Horizon Financial Corp.......................   4,100     52,480
         Lakeland Bancorp, Inc........................  25,962    289,217
         Lakeland Financial Corp......................   8,400    171,360
         Old National Bancorp.........................   9,500    147,440
         Old Second Bancorp, Inc......................   4,900    126,224
         Pacific Capital Bancorp......................  25,200    527,940
         Provident Bankshares Corp....................  28,900    367,897
         Santander Bancorp............................   1,900     22,059
         SCBT Financial Corp..........................   1,860     55,633
         Simmons First National Corp., Class A........  22,400    572,320
         Southwest Bancorp, Inc.......................  10,700    173,233
         StellarOne Corp..............................   4,913     85,535
         Suffolk Bancorp..............................   1,000     29,870
         Taylor Capital Group, Inc....................  17,300    281,990
         TCF Financial Corp...........................  95,300  1,773,533
         Tompkins Trustco, Inc........................   7,580    333,899
         UMB Financial Corp...........................  78,000  2,985,840
         Umpqua Holding Corp..........................  22,200    314,574
         W Holding Co., Inc...........................  83,800    109,778

                                                              Market
                                                              Value
                    Security Description            Shares   (Note 2)

         --------------------------------------------------------------
         Banks - Commercial (continued)
           Washington Trust Bancorp, Inc...........  32,600 $   753,712
           Westamerica Bancorp.....................  11,400     539,562
           Whitney Holding Corp....................  48,650   1,168,086
                                                            -----------
                                                             25,186,208
                                                            -----------
         Building Products - Light Fixtures -- 0.3%
           LSI Industries, Inc.....................  51,900     689,751
                                                            -----------
         Building - Residential/Commercial -- 0.1%
           Amrep Corp..............................   3,600     133,920
                                                            -----------
         Cellular Telecom -- 0.2%
           Centennial Communications Corp.+........  83,900     442,153
                                                            -----------
         Chemicals - Diversified -- 0.2%
           Georgia Gulf Corp.......................  39,900     241,794
           Innophos Holdings, Inc..................  24,600     325,212
                                                            -----------
                                                                567,006
                                                            -----------
         Chemicals - Plastics -- 0.3%
           Spartech Corp...........................  58,500     828,945
                                                            -----------
         Chemicals - Specialty -- 2.3%
           H.B. Fuller Co..........................  76,800   1,747,200
           Sensient Technologies Corp..............  19,800     533,412
           Stepan Co...............................  21,800     743,380
           Terra Industries, Inc.+.................  50,900   2,301,189
           Zep, Inc................................  16,150     253,555
                                                            -----------
                                                              5,578,736
                                                            -----------
         Circuit Boards -- 0.5%
           Park Electrochemical Corp...............  55,800   1,314,090
                                                            -----------
         Commercial Services -- 0.2%
           Quanta Services, Inc.+..................  22,500     537,300
                                                            -----------
         Commercial Services - Finance -- 2.1%
           Coinstar, Inc.+.........................  55,300   1,612,548
           Deluxe Corp.............................  75,600   1,574,748
           Dollar Financial Corp.+.................  55,248   1,241,423
           Jackson Hewitt Tax Service, Inc.........  31,100     650,923
                                                            -----------
                                                              5,079,642
                                                            -----------
         Computer Aided Design -- 0.8%
           Aspen Technology, Inc.+................. 150,200   1,682,240
           Parametric Technology Corp.+............  15,420     236,080
                                                            -----------
                                                              1,918,320
                                                            -----------
         Computer Services -- 0.3%
           COMSYS IT Partners, Inc.+...............  10,700     100,794
           Unisys Corp.+........................... 156,400     645,932
                                                            -----------
                                                                746,726
                                                            -----------
         Computers - Integrated Systems -- 0.2%
           Agilysys, Inc...........................  44,700     566,349
                                                            -----------
         Computers - Memory Devices -- 0.3%
           Imation Corp............................  19,100     430,705
           Silicon Storage Technology, Inc.+.......  83,700     236,871
                                                            -----------
                                                                667,576
                                                            -----------
         Computers - Periphery Equipment -- 0.5%
           Electronics for Imaging, Inc.+..........  89,000   1,340,340
                                                            -----------
         Consumer Products - Misc. -- 1.7%
           American Greetings Corp., Class A.......  89,900   1,691,918
           Blyth, Inc..............................  25,000     495,750
           Tupperware Brands Corp..................  54,800   1,999,104
                                                            -----------
                                                              4,186,772
                                                            -----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Market
                                                                  Value
                    Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Containers - Metal/Glass -- 0.7%
       Silgan Holdings, Inc............................  35,200 $1,645,248
                                                                ----------
     Containers - Paper/Plastic -- 0.2%
       Graphic Packaging Corp.+........................ 129,000    397,320
                                                                ----------
     Data Processing/Management -- 0.9%
       Acxiom Corp.....................................  74,700    949,437
       CSG Systems International, Inc.+................ 106,000  1,203,100
       Fair Isaac Corp.................................   5,900    136,880
                                                                ----------
                                                                 2,289,417
                                                                ----------
     Decision Support Software -- 0.1%
       SPSS, Inc.+.....................................   3,700    140,711
                                                                ----------
     Diagnostic Kits -- 0.5%
       Quidel Corp.+...................................  80,700  1,325,901
                                                                ----------
     Distribution/Wholesale -- 0.7%
       BlueLinx Holdings, Inc..........................  53,100    288,864
       Tech Data Corp.+................................  22,400    747,040
       United Stationers, Inc.+........................  15,200    750,272
                                                                ----------
                                                                 1,786,176
                                                                ----------
     Diversified Manufacturing Operations -- 1.5%
       Acuity Brands, Inc..............................  32,000  1,421,120
       GenTek, Inc.+...................................   5,200    143,000
       Teleflex, Inc...................................  39,300  2,222,415
                                                                ----------
                                                                 3,786,535
                                                                ----------
     Diversified Operations/Commercial Services -- 0.2%
       Chemed Corp.....................................  10,200    486,642
                                                                ----------
     Electric - Integrated -- 3.3%
       Avista Corp.....................................  94,400  1,721,856
       CenterPoint Energy, Inc......................... 140,600  2,064,008
       El Paso Electric Co.+...........................  81,700  1,671,582
       Great Plains Energy, Inc........................   6,600    167,838
       Northwestern Corp...............................  17,300    446,167
       Puget Energy, Inc...............................  72,800  1,943,760
                                                                ----------
                                                                 8,015,211
                                                                ----------
     Electronic Components - Misc. -- 0.9%
       Bel Fuse, Inc., Class B.........................  13,942    380,198
       CTS Corp........................................ 125,600  1,218,320
       Cubic Corp......................................  17,000    434,690
       Sanmina-SCI Corp.+..............................  71,000    117,150
                                                                ----------
                                                                 2,150,358
                                                                ----------
     Electronic Components - Semiconductors -- 0.7%
       Fairchild Semiconductor International, Inc.+....  42,000    468,300
       Lattice Semiconductor Corp.+.................... 147,800    381,324
       OmniVision Technologies, Inc.+..................  44,700    708,942
       Semtech Corp.+..................................  14,700    187,278
       Zoran Corp.+....................................   3,600     49,428
                                                                ----------
                                                                 1,795,272
                                                                ----------
     Electronic Design Automation -- 0.4%
       Ansoft Corp.+...................................  25,100    610,432
       Magma Design Automation, Inc.+..................  36,700    360,394
                                                                ----------
                                                                   970,826
                                                                ----------
     Energy - Alternate Sources -- 0.1%
       Headwaters, Inc.+...............................  14,100    172,866
                                                                ----------
     Engineering/R&D Services -- 0.9%
       EMCOR Group, Inc.+..............................  89,000  2,144,010
                                                                ----------

                                                               Market
                                                               Value
                    Security Description             Shares   (Note 2)

         --------------------------------------------------------------
         Enterprise Software/Service -- 1.3%
           BMC Software, Inc.+......................  78,100 $2,521,068
           MicroStrategy, Inc., Class A+............  10,000    665,200
                                                             ----------
                                                              3,186,268
                                                             ----------
         Finance - Auto Loans -- 0.3%
           AmeriCredit Corp.+.......................  51,800    744,884
           Credit Acceptance Corp.+.................   6,026     91,475
                                                             ----------
                                                                836,359
                                                             ----------
         Finance - Consumer Loans -- 1.0%
           World Acceptance Corp.+..................  77,600  2,357,488
                                                             ----------
         Finance - Investment Banker/Broker -- 0.5%
           Investment Technology Group, Inc.+.......  26,600  1,239,028
                                                             ----------
         Finance - Leasing Companies -- 0.2%
           Financial Federal Corp...................  19,100    411,605
           Marlin Business Services Corp.+..........   2,585     24,609
                                                             ----------
                                                                436,214
                                                             ----------
         Finance - Mortgage Loan/Banker -- 0.6%
           Federal Agricultural Mtg. Corp., Class C.  57,300  1,377,492
                                                             ----------
         Finance - Other Services -- 0.0%
           The Nasdaq Stock Market, Inc.+...........     800     33,208
                                                             ----------
         Firearms & Ammunition -- 0.1%
           Sturm Ruger & Co., Inc.+.................  34,800    274,920
                                                             ----------
         Food - Wholesale/Distribution -- 0.8%
           Nash Finch Co............................  58,800  2,062,116
                                                             ----------
         Footwear & Related Apparel -- 0.1%
           Wolverine World Wide, Inc................   8,900    235,850
                                                             ----------
         Funeral Services & Related Items -- 0.2%
           Stewart Enterprises, Inc., Class A.......  94,000    561,180
                                                             ----------
         Gas - Distribution -- 1.7%
           Nicor, Inc...............................  85,800  2,925,780
           ONEOK, Inc...............................   7,600    353,932
           Vectren Corp.............................  36,000    927,720
                                                             ----------
                                                              4,207,432
                                                             ----------
         Industrial Automated/Robotic -- 0.3%
           Cognex Corp..............................  42,500    821,525
                                                             ----------
         Insurance Broker -- 0.1%
           Crawford & Co., Class B+.................  41,000    168,920
                                                             ----------
         Insurance - Life/Health -- 2.4%
           Conseco, Inc.+........................... 150,800  1,768,884
           Delphi Financial Group, Inc., Class A....  62,550  1,886,508
           FBL Financial Group, Inc., Class A.......   8,000    235,280
           Protective Life Corp.....................  28,200  1,088,238
           StanCorp Financial Group, Inc............  17,900    878,711
                                                             ----------
                                                              5,857,621
                                                             ----------
         Insurance - Multi-line -- 1.2%
           Alfa Corp................................  55,900  1,216,943
           Horace Mann Educators Corp...............  96,300  1,673,694
                                                             ----------
                                                              2,890,637
                                                             ----------
         Insurance - Property/Casualty -- 1.8%
           Arch Capital Group, Ltd.+................   7,400    506,752
           Harleysville Group, Inc..................  66,900  2,246,502
           LandAmerica Financial Group, Inc.........  24,100    887,362
           Meadowbrook Insurance Group, Inc.........  28,300    225,268
           ProAssurance Corp.+......................  10,700    568,919
                                                             ----------
                                                              4,434,803
                                                             ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                                Value
                    Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Insurance - Reinsurance -- 1.6%
         Aspen Insurance Holdings, Ltd...............  45,300 $1,310,982
         Axis Capital Holdings, Ltd..................  13,500    497,745
         Odyssey Re Holdings Corp....................  14,700    531,846
         Platinum Underwriters Holdings, Ltd.........  31,800  1,097,100
         RenaissanceRe Holdings, Ltd.................   9,100    499,590
                                                              ----------
                                                               3,937,263
                                                              ----------
       Internet Application Software -- 0.1%
         Vignette Corp.+.............................  10,534    133,255
                                                              ----------
       Internet Security -- 0.4%
         SonicWALL, Inc.+............................ 114,500    953,785
                                                              ----------
       Investment Management/Advisor Services -- 0.6%
         Affiliated Managers Group, Inc.+............  11,100  1,069,485
         Federated Investors, Inc., Class B..........  11,100    450,438
                                                              ----------
                                                               1,519,923
                                                              ----------
       Lasers - System/Components -- 0.7%
         Coherent, Inc.+.............................  59,900  1,703,556
                                                              ----------
       Machinery - Farming -- 1.0%
         AGCO Corp.+.................................  36,800  2,386,848
                                                              ----------
       Machinery - General Industrial -- 1.5%
         Applied Industrial Technologies, Inc........  48,500  1,340,540
         Wabtec Corp.................................  67,100  2,322,331
                                                              ----------
                                                               3,662,871
                                                              ----------
       Machinery - Material Handling -- 0.2%
         NACCO, Industries, Inc., Class A............   5,200    421,460
                                                              ----------
       Machinery - Pumps -- 0.0%
         Flowserve Corp..............................   1,100    119,790
                                                              ----------
       Medical Instruments -- 0.3%
         Datascope Corp..............................  22,400    779,520
                                                              ----------
       Medical Products -- 0.7%
         Invacare Corp...............................  65,400  1,632,384
         Power Medical Interventions, Inc.+..........   4,300     46,354
                                                              ----------
                                                               1,678,738
                                                              ----------
       Medical Sterilization Products -- 0.5%
         STERIS Corp.................................  51,500  1,267,930
                                                              ----------
       Medical - Biomedical/Gene -- 0.8%
         Arena Pharmaceuticals, Inc.+................  12,900     87,462
         Barrier Therapeutics, Inc.+.................  10,400     37,960
         Enzo Biochem, Inc.+.........................  34,900    328,758
         Exelixis, Inc.+.............................  37,600    239,888
         Illumina, Inc.+.............................  10,200    738,582
         InterMune, Inc.+............................   8,400    118,272
         Keryx Biopharmaceuticals, Inc.+.............  16,500     94,875
         Protalix BioTherapeutics, Inc.+.............  20,200     67,670
         Regeneron Pharmaceuticals, Inc.+............   9,300    183,861
         Seattle Genetics, Inc.+.....................  11,600    104,284
                                                              ----------
                                                               2,001,612
                                                              ----------
       Medical - Drugs -- 0.2%
         Auxilium Pharmaceuticals, Inc.+.............   5,350    171,414
         Bionovo, Inc.+..............................  34,000     41,140
         Rigel Pharmaceuticals, Inc.+................   3,600     71,352
         Uluru, Inc.+................................  21,600     56,376
         ViroPharma, Inc.+...........................  19,400    177,704
                                                              ----------
                                                                 517,986
                                                              ----------

                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 2)

      -------------------------------------------------------------------
      Medical - Generic Drugs -- 0.4%
        Alpharma, Inc., Class A+......................  15,600 $  392,808
        Perrigo Co....................................  15,700    524,694
                                                               ----------
                                                                  917,502
                                                               ----------
      Medical - HMO -- 0.9%
        Magellan Health Services, Inc.+...............  50,500  2,188,165
                                                               ----------
      Medical - Outpatient/Home Medical -- 0.7%
        Gentiva Health Services, Inc.+................  77,600  1,673,056
                                                               ----------
      Metal Processors & Fabrication -- 0.8%
        CIRCOR International, Inc.....................   5,000    227,750
        Quanex Corp...................................  19,550  1,005,848
        Worthington Industries, Inc...................  42,600    749,334
                                                               ----------
                                                                1,982,932
                                                               ----------
      Metal - Iron -- 0.9%
        Cleveland-Cliffs, Inc.........................  19,200  2,293,632
                                                               ----------
      Miscellaneous Manufacturing -- 1.0%
        Freightcar America, Inc.......................  18,700    749,496
        Reddy Ice Holdings, Inc.......................  70,100  1,652,257
                                                               ----------
                                                                2,401,753
                                                               ----------
      Multimedia -- 0.3%
        Belo Corp., Class A...........................  54,600    642,642
                                                               ----------
      Networking Products -- 0.4%
        Black Box Corp................................  34,000  1,054,000
                                                               ----------
      Non - Ferrous Metals -- 0.2%
        USEC, Inc.+...................................  58,600    373,868
                                                               ----------
      Office Furnishings - Original -- 0.9%
        CompX International, Inc......................  13,200    109,824
        HNI Corp......................................  32,800    969,568
        Steelcase, Inc., Class A......................  70,800  1,003,944
                                                               ----------
                                                                2,083,336
                                                               ----------
      Office Supplies & Forms -- 0.3%
        The Standard Register Co......................  73,300    626,715
                                                               ----------
      Oil & Gas Drilling -- 0.8%
        Grey Wolf, Inc.+.............................. 115,900    718,580
        Helmerich & Payne, Inc........................  26,600  1,192,478
        Patterson-UTI Energy, Inc.....................   5,200    123,396
                                                               ----------
                                                                2,034,454
                                                               ----------
      Oil Companies - Exploration & Production -- 3.5%
        Energy Partners, Ltd.+........................  22,300    239,948
        Forest Oil Corp.+.............................  25,800  1,272,714
        Harvest Natural Resources, Inc.+..............  31,100    381,286
        Mariner Energy, Inc.+.........................  53,791  1,491,624
        Meridian Resource Corp.+......................  47,300     73,315
        Stone Energy Corp.+...........................  68,800  3,492,288
        Swift Energy Co.+.............................  31,200  1,489,176
                                                               ----------
                                                                8,440,351
                                                               ----------
      Oil Refining & Marketing -- 0.5%
        Holly Corp....................................  22,200  1,185,258
                                                               ----------
      Oil - Field Services -- 1.3%
        Global Industries, Ltd.+......................  36,800    677,488
        Trico Marine Services, Inc.+..................  61,900  2,446,288
                                                               ----------
                                                                3,123,776
                                                               ----------
      Optical Supplies -- 0.1%
        Advanced Medical Optics, Inc.+................  14,100    322,608
                                                               ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                                 Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Paper & Related Products -- 0.9%
       Buckeye Technologies, Inc.+....................  90,400 $   977,224
       Neenah Paper, Inc..............................  36,300     945,615
       Smurfit-Stone Container Corp.+.................  20,500     162,975
                                                               -----------
                                                                 2,085,814
                                                               -----------
     Physicians Practice Management -- 0.1%
       Healthways, Inc.+..............................   9,300     319,455
                                                               -----------
     Publishing - Books -- 0.7%
       John Wiley & Sons, Inc., Class A...............  45,300   1,652,544
                                                               -----------
     Publishing - Newspapers -- 0.1%
       AH Belo Corp., Class A+........................  10,940     133,140
                                                               -----------
     Radio -- 0.2%
       Cumulus Media, Inc., Class A+..................  59,000     324,500
       Westwood One, Inc..............................  76,400     135,228
                                                               -----------
                                                                   459,728
                                                               -----------
     Real Estate Investment Trusts -- 8.2%
       Annaly Mtg. Management, Inc....................  45,300     937,257
       Anworth Mortgage Asset Corp.................... 119,300   1,132,157
       Apartment Investment & Management Co., Class A.  38,747   1,334,834
       Brandywine Realty Trust........................  10,046     168,170
       Cousins Properties, Inc........................  28,300     686,558
       DiamondRock Hospitality Co.....................  67,300     840,577
       Home Properties, Inc...........................  28,400   1,306,968
       Hospitality Properties Trust...................  13,800     501,354
       LaSalle Hotel Properties.......................  22,400     647,360
       Lexington Corporate Properties Trust...........  22,500     325,575
       LTC Properties, Inc............................  55,900   1,349,426
       MFA Mtg. Investments, Inc...................... 158,300   1,513,348
       Pennsylvania Real Estate Investment Trust......     900      22,257
       PS Business Parks, Inc.........................  39,400   1,912,870
       Ramco-Gershenson Properties Trust..............  55,900   1,242,098
       Senior Housing Properties Trust................  32,300     687,021
       Strategic Hotels & Resorts, Inc................  31,200     444,288
       Sunstone Hotel Investors, Inc.................. 133,600   2,092,176
       Taubman Centers, Inc...........................  42,300   2,062,125
       Universal Health Realty Income Trust...........  24,100     811,447
                                                               -----------
                                                                20,017,866
                                                               -----------
     Real Estate Management/Services -- 0.1%
       Deerfield Capital Corp.........................  26,600     172,634
                                                               -----------
     Retail - Apparel/Shoe -- 0.7%
       Collective Brands, Inc.+....................... 104,900   1,654,273
                                                               -----------
     Retail - Auto Parts -- 0.7%
       Advance Auto Parts, Inc........................  26,300     882,102
       CSK Auto Corp.+................................  97,600     885,232
                                                               -----------
                                                                 1,767,334
                                                               -----------
     Retail - Bookstore -- 0.4%
       Barnes & Noble, Inc............................  32,900     925,148
                                                               -----------
     Retail - Computer Equipment -- 0.3%
       GameStop Corp., Class A+.......................  20,000     847,200
                                                               -----------
     Retail - Convenience Store -- 0.1%
       The Pantry, Inc.+..............................  12,400     298,344
                                                               -----------
     Retail - Discount -- 0.8%
       Big Lots, Inc.+................................ 114,600   1,931,010
                                                               -----------
     Retail - Major Department Stores -- 0.1%
       Saks, Inc.+....................................  21,800     339,208
                                                               -----------

                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 2)

        -----------------------------------------------------------------
        Retail - Restaurants -- 0.9%
          Denny's Corp.+.............................  140,100 $  437,112
          Domino's Pizza, Inc........................   18,600    246,450
          Jack in the Box, Inc.+.....................   54,100  1,421,207
                                                               ----------
                                                                2,104,769
                                                               ----------
        Rubber/Plastic Products -- 0.3%
          Myers Industries, Inc......................   52,200    635,274
                                                               ----------
        Savings & Loans/Thrifts -- 1.8%
          Astoria Financial Corp.....................   99,600  2,606,532
          First Financial Holdings, Inc..............    8,200    186,222
          First Niagara Financial Group, Inc.........   73,600    840,512
          FirstFed Financial Corp.+..................   13,200    412,500
          United Community Financial Corp............   11,900     66,045
          WSFS Financial Corp........................    4,000    189,400
                                                               ----------
                                                                4,301,211
                                                               ----------
        Semiconductor Components - Integrated Circuits -- 0.8%
          Cirrus Logic, Inc.+......................... 208,100  1,069,634
          Emulex Corp.+...............................  38,700    575,856
          Integrated Device Technology, Inc.+.........   9,800     82,222
          TriQuint Semiconductor, Inc.+...............  58,900    278,008
                                                               ----------
                                                                2,005,720
                                                               ----------
        Semiconductor Equipment -- 0.9%
          Asyst Technologies, Inc.+................... 166,400    585,728
          Axcelis Technologies, Inc.+.................  62,200    357,650
          Cohu, Inc...................................  23,900    373,796
          Credence Systems Corp.+.....................  99,488    141,273
          Novellus Systems, Inc.+.....................  32,500    717,600
                                                               ----------
                                                                2,176,047
                                                               ----------
        Software Tools -- 0.1%
          MedAssets, Inc.+............................   9,800    177,968
                                                               ----------
        Steel - Producer -- 0.3%
          Steel Dynamics, Inc.........................  11,800    687,468
                                                               ----------
        Telecom Services -- 0.3%
          Consolidated Communications Holdings, Inc...  22,885    329,773
          RCN Corp.+..................................  33,800    375,180
                                                               ----------
                                                                  704,953
                                                               ----------
        Telecommunication Equipment -- 0.6%
          CommScope, Inc.+............................  32,000  1,340,160
          UTStarcom, Inc.+............................  20,500     57,810
                                                               ----------
                                                                1,397,970
                                                               ----------
        Telephone - Integrated -- 0.7%
          CenturyTel, Inc.............................  18,700    676,753
          Citizens Communications Co..................  92,956    998,348
                                                               ----------
                                                                1,675,101
                                                               ----------
        Television -- 0.2%
          Sinclair Broadcast Group, Inc., Class A.....  51,200    472,576
                                                               ----------
        Therapeutics -- 0.2%
          Cypress Bioscience, Inc.+...................  11,200     89,600
          United Therapeutics Corp.+..................   5,000    420,850
                                                               ----------
                                                                  510,450
                                                               ----------
        Tobacco -- 1.2%
          Alliance One International, Inc.+........... 239,000  1,171,100
          Universal Corp..............................  30,000  1,707,300
                                                               ----------
                                                                2,878,400
                                                               ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                            Market
                                                            Value
                   Security Description           Shares   (Note 2)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Toys -- 1.2%
             Hasbro, Inc......................... 70,300 $  1,811,631
             JAKKS Pacific, Inc.+................ 44,700    1,249,365
                                                         ------------
                                                            3,060,996
                                                         ------------
           Transport - Air Freight -- 0.2%
             Atlas Air Worldwide Holdings, Inc.+. 10,200      516,120
                                                         ------------
           Transport - Marine -- 0.6%
             General Maritime Corp...............  9,900      233,046
             Gulfmark Offshore, Inc.+............ 13,900      704,174
             Overseas Shipholding Group, Inc.....  7,100      445,312
                                                         ------------
                                                            1,382,532
                                                         ------------
           Transport - Services -- 0.6%
             Pacer International, Inc............ 90,600    1,392,522
                                                         ------------
           Transport - Truck -- 0.2%
             Arkansas Best Corp.................. 16,600      443,386
             Saia, Inc.+.........................  9,600      138,720
                                                         ------------
                                                              582,106
                                                         ------------
           Vitamins & Nutrition Products -- 0.3%
             NBTY, Inc.+......................... 28,300      808,248
                                                         ------------
           Web Portals/ISP -- 0.2%
             United Online, Inc.................. 49,800      497,004
                                                         ------------
           Total Common Stock
              (cost $268,396,801)................         234,325,229
                                                         ------------

                                                                           Market
                                                             Principal     Value
                   Security Description                       Amount      (Note 2)

------------------------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES -- 0.3%
United States Treasury Notes -- 0.3%
  4.63% due 11/30/08(1)
   (cost $696,771)......................................... $  685,000  $    699,984
                                                                        ------------
Total Long-Term Investment Securities
   (cost $269,093,572).....................................              235,025,213
                                                                        ------------
REPURCHASE AGREEMENT -- 3.7%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.49%, dated 02/29/08, to be repurchased
   03/03/08 in the amount of $9,053,878 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 5.83%, due 08/22/14 and having an approximate
   value of $9,324,094
   (cost $9,052,000).......................................  9,052,000     9,052,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $278,145,572)(2)..................................       99.9%  244,077,213
Other assets less liabilities..............................        0.1       331,722
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $244,408,935
                                                            ==========  ============

--------
+  Non-income producing security
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------
                                                                       Unrealized
Number of                    Expiration  Value at     Value as of     Appreciation
Contracts    Description        Date    Trade Date February 29, 2008 (Depreciation)
-----------------------------------------------------------------------------------
 28 Long  Russell 2000 Index March 2008 $9,854,041    $9,615,200       $(238,841)
                                                                       =========

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund
PORTFOLIO PROFILE -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                 Commercial Paper......................... 9.8%
                 Medical -- Drugs......................... 5.6
                 Banks -- Super Regional.................. 5.2
                 Finance -- Investment Banker/Broker...... 5.1
                 Oil Companies -- Exploration & Production 4.5
                 Multimedia............................... 3.4
                 Oil -- Field Services.................... 2.9
                 Computers................................ 2.9
                 Applications Software.................... 2.7
                 Insurance -- Multi-line.................. 2.6
                 Medical -- HMO........................... 2.5
                 Food -- Misc............................. 2.5
                 Networking Products...................... 2.2
                 Retail -- Drug Store..................... 2.2
                 Transport -- Rail........................ 2.0
                 Beverages -- Non-alcoholic............... 1.9
                 Medical -- Biomedical/Gene............... 1.8
                 Pipelines................................ 1.8
                 Wireless Equipment....................... 1.6
                 Retail -- Discount....................... 1.6
                 Enterprise Software/Service.............. 1.6
                 Web Portals/ISP.......................... 1.5
                 Retail -- Restaurants.................... 1.5
                 Medical Instruments...................... 1.5
                 Machinery -- Construction & Mining....... 1.4
                 Cosmetics & Toiletries................... 1.3
                 Consumer Products -- Misc................ 1.3
                 Banks -- Fiduciary....................... 1.3
                 Industrial Gases......................... 1.2
                 Diversified Manufacturing Operations..... 1.2
                 Finance -- Credit Card................... 1.2
                 Semiconductor Equipment.................. 1.1
                 Athletic Footwear........................ 1.1
                 Machinery -- Farming..................... 0.9
                 Oil & Gas Drilling....................... 0.9
                 Metal -- Copper.......................... 0.9
                 Medical Products......................... 0.8
                 Telephone -- Integrated.................. 0.8
                 Insurance -- Property/Casualty........... 0.8
                 Auto -- Heavy Duty Trucks................ 0.8
                 Retail -- Building Products.............. 0.7
                 Therapeutics............................. 0.7
                 Oil Companies -- Integrated.............. 0.7
                 Metal Processors & Fabrication........... 0.6
                 Steel -- Producers....................... 0.6
                 U.S. Government Treasuries............... 0.5
                 Food -- Wholesale/Distribution........... 0.5
                 Insurance -- Life/Health................. 0.5
                 Computers -- Memory Devices.............. 0.4
                 Consulting Services...................... 0.4
                 Agricultural Operations.................. 0.4
                 Telecom Services......................... 0.4
                 Real Estate Investment Trusts............ 0.4
                 Finance -- Mortgage Loan/Banker.......... 0.4
                 Cable TV................................. 0.4
                 E-Commerce/Services...................... 0.4
                 Finance -- Other Services................ 0.3
                 Office Automation & Equipment............ 0.3
                 Instruments -- Scientific................ 0.3
                 Food -- Confectionery.................... 0.3
                 Electric -- Generation................... 0.3
                 Electric -- Integrated................... 0.2
                 Printing -- Commercial................... 0.2
                 Pharmacy Services........................ 0.2
                 Medical -- Wholesale Drug Distribution... 0.2
                 Data Processing/Management............... 0.2
                 Independent Power Producers.............. 0.2
                 Broadcast Services/Program............... 0.2
                 Electronic Components -- Misc............ 0.2

                 E-Commerce/Products...................   0.1
                 Engineering/R&D Services..............   0.1
                 Engines -- Internal Combustion........   0.1
                 Airlines..............................   0.1
                 Chemicals -- Specialty................   0.1
                 Retail -- Apparel/Shoe................   0.1
                 Oil Field Machinery & Equipment.......   0.1
                 Coal..................................   0.1
                 Investment Management/Advisor Services   0.1
                 Advertising Agencies..................   0.1
                 Repurchase Agreements.................   0.1
                                                        -----
                                                        100.1%
                                                        =====

*  Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                               Market
                                                               Value
                    Security Description             Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 89.7%
        Advertising Agency -- 0.1%
          Omnicom Group, Inc........................  11,310 $   505,218
                                                             -----------
        Agricultural Operations -- 0.4%
          Archer - Daniels - Midland Co.............  87,510   3,946,701
                                                             -----------
        Airlines -- 0.1%
          Southwest Airlines Co..................... 101,570   1,245,248
                                                             -----------
        Applications Software -- 2.7%
          Microsoft Corp............................ 923,620  25,140,936
                                                             -----------
        Athletic Footwear -- 1.1%
          NIKE, Inc., Class B....................... 166,640  10,031,728
                                                             -----------
        Auto - Heavy Duty Trucks -- 0.8%
          PACCAR, Inc............................... 165,130   7,163,339
                                                             -----------
        Banks - Fiduciary -- 1.3%
          State Street Corp.........................  15,160   1,190,818
          The Bank of New York Mellon Corp.......... 243,250  10,671,377
                                                             -----------
                                                              11,862,195
                                                             -----------
        Banks - Super Regional -- 5.2%
          Bank of America Corp...................... 551,790  21,928,134
          SunTrust Banks, Inc.......................   7,480     434,812
          US Bancorp................................ 426,340  13,651,407
          Wachovia Corp............................. 433,330  13,268,565
                                                             -----------
                                                              49,282,918
                                                             -----------
        Beverages - Non - alcoholic -- 1.9%
          The Coca - Cola Co........................ 309,910  18,117,339
                                                             -----------
        Broadcast Services/Program -- 0.2%
          Clear Channel Communications, Inc.........  46,930   1,501,760
                                                             -----------
        Cable TV -- 0.4%
          The DIRECTV Group, Inc.+..................  83,760   2,098,188
          Time Warner Cable, Inc.+..................  51,520   1,406,496
                                                             -----------
                                                               3,504,684
                                                             -----------
        Chemicals - Specialty -- 0.1%
          The Mosaic Co.+...........................  10,440   1,161,972
                                                             -----------
        Coal -- 0.1%
          Peabody Energy Corp.......................  10,860     614,893
                                                             -----------
        Computers -- 2.9%
          Dell, Inc.+............................... 364,000   7,225,400
          Hewlett - Packard Co...................... 412,220  19,691,749
                                                             -----------
                                                              26,917,149
                                                             -----------
        Computers - Memory Devices -- 0.4%
          EMC Corp.+................................ 267,020   4,149,491
          Seagate Technology(2)(3)(4)...............     510           0
                                                             -----------
                                                               4,149,491
                                                             -----------
        Consulting Services -- 0.4%
          Accenture Ltd., Class A................... 112,250   3,956,813
                                                             -----------
        Consumer Products - Misc. -- 1.3%
          Kimberly - Clark Corp..................... 186,990  12,188,008
                                                             -----------
        Cosmetics & Toiletries -- 1.3%
          Colgate - Palmolive Co.................... 165,240  12,573,112
                                                             -----------
        Data Processing/Management -- 0.2%
          Paychex, Inc..............................  60,960   1,917,802
                                                             -----------
        Diversified Manufacturing Operations -- 1.2%
          Danaher Corp.............................. 149,690  11,099,513
                                                             -----------
        E-Commerce/Products -- 0.1%
          Amazon.com, Inc.+.........................  20,210   1,302,939
                                                             -----------

                                                              Market
                                                              Value
                    Security Description            Shares   (Note 2)

         --------------------------------------------------------------
         E-Commerce/Services -- 0.4%
           eBay, Inc.+............................. 126,350 $ 3,330,586
                                                            -----------
         Electric - Generation -- 0.3%
           The AES Corp.+.......................... 132,940   2,390,261
                                                            -----------
         Electric - Integrated -- 0.2%
           Pepco Holdings, Inc.....................  88,320   2,231,846
                                                            -----------
         Electronic Components - Misc. -- 0.2%
           Tyco Electronics, Ltd...................  44,810   1,474,249
                                                            -----------
         Engineering/R&D Services -- 0.1%
           Fluor Corp..............................   9,320   1,297,810
                                                            -----------
         Engines - Internal Combustion -- 0.1%
           Cummins, Inc............................  25,020   1,260,508
                                                            -----------
         Enterprise Software/Service -- 1.6%
           Oracle Corp.+........................... 797,240  14,988,112
                                                            -----------
         Finance - Credit Card -- 1.2%
           American Express Co..................... 258,600  10,938,780
                                                            -----------
         Finance - Investment Banker/Broker -- 5.1%
           Citigroup, Inc.......................... 740,340  17,553,462
           JPMorgan Chase & Co..................... 471,970  19,185,581
           Lehman Brothers Holdings, Inc...........  37,880   1,931,501
           Merrill Lynch & Co., Inc................ 141,520   7,013,731
           The Charles Schwab Corp................. 119,130   2,336,139
                                                            -----------
                                                             48,020,414
                                                            -----------
         Finance - Mortgage Loan/Banker -- 0.4%
           Fannie Mae.............................. 102,100   2,823,065
           Freddie Mac.............................  31,070     782,343
                                                            -----------
                                                              3,605,408
                                                            -----------
         Finance - Other Services -- 0.3%
           CME Group, Inc..........................   6,060   3,110,598
                                                            -----------
         Food - Confectionery -- 0.3%
           WM Wrigley Jr. Co.......................  41,760   2,499,754
                                                            -----------
         Food - Misc. -- 2.5%
           Campbell Soup Co........................  15,720     507,599
           General Mills, Inc...................... 167,630   9,385,604
           H.J. Heinz Co........................... 103,910   4,583,470
           Kellogg Co.............................. 176,620   8,958,166
                                                            -----------
                                                             23,434,839
                                                            -----------
         Food - Wholesale/Distribution -- 0.5%
           Sysco Corp.............................. 169,960   4,769,078
                                                            -----------
         Independent Power Producer -- 0.2%
           Mirant Corp.+...........................  43,780   1,619,860
                                                            -----------
         Industrial Gases -- 1.2%
           Praxair, Inc............................ 142,510  11,440,703
                                                            -----------
         Instruments - Scientific -- 0.3%
           Thermo Fisher Scientific, Inc.+.........  45,640   2,552,645
                                                            -----------
         Insurance - Life/Health -- 0.5%
           AFLAC, Inc..............................  68,450   4,271,964
                                                            -----------
         Insurance - Multi - line -- 2.6%
           Allstate Corp........................... 183,770   8,771,342
           Hartford Financial Services Group, Inc..  52,320   3,657,168
           MetLife, Inc............................ 211,830  12,341,216
                                                            -----------
                                                             24,769,726
                                                            -----------
         Insurance - Property/Casualty -- 0.8%
           The Travelers Cos., Inc................. 155,680   7,225,109
                                                            -----------

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Investment Management/Advisor Services -- 0.1%
        Franklin Resources, Inc.......................   6,120 $   577,544
                                                               -----------
      Machinery - Construction & Mining -- 1.4%
        Caterpillar, Inc.............................. 184,860  13,370,924
                                                               -----------
      Machinery - Farming -- 0.9%
        Deere & Co.................................... 102,090   8,699,089
                                                               -----------
      Medical Instruments -- 1.5%
        Medtronic, Inc................................ 285,090  14,072,042
                                                               -----------
      Medical Products -- 0.8%
        Covidien, Ltd.................................  38,050   1,628,160
        Stryker Corp..................................  94,450   6,149,639
                                                               -----------
                                                                 7,777,799
                                                               -----------
      Medical - Biomedical/Gene -- 1.8%
        Amgen, Inc.+.................................. 182,020   8,285,550
        Genentech, Inc.+.............................. 112,020   8,485,515
                                                               -----------
                                                                16,771,065
                                                               -----------
      Medical - Drugs -- 5.6%
        Allergan, Inc................................. 175,590  10,400,196
        Bristol - Myers Squibb Co..................... 564,530  12,764,023
        Eli Lilly & Co................................ 267,070  13,358,841
        Forest Laboratories, Inc.+.................... 144,900   5,762,673
        Schering - Plough Corp........................ 458,650   9,952,705
                                                               -----------
                                                                52,238,438
                                                               -----------
      Medical - Generic Drugs -- 0.0%
        Barr Pharmaceuticals, Inc.+...................   8,810     415,392
                                                               -----------
      Medical - HMO -- 2.5%
        Aetna, Inc....................................  74,170   3,678,832
        UnitedHealth Group Inc........................ 269,270  12,515,670
        WellPoint, Inc.+.............................. 107,550   7,537,104
                                                               -----------
                                                                23,731,606
                                                               -----------
      Medical - Wholesale Drug Distribution -- 0.2%
        Cardinal Health, Inc..........................  33,970   2,008,986
                                                               -----------
      Metal Processors & Fabrication -- 0.6%
        Precision Castparts Corp......................  54,630   6,030,606
                                                               -----------
      Metal - Copper -- 0.9%
        Southern Copper Corp..........................  70,420   8,035,626
                                                               -----------
      Multimedia -- 3.4%
        News Corp., Class A........................... 677,310  12,469,277
        The Walt Disney Co............................ 440,210  14,267,206
        Viacom, Inc., Class B+........................ 141,850   5,638,538
                                                               -----------
                                                                32,375,021
                                                               -----------
      Networking Products -- 2.2%
        Cisco Systems, Inc.+.......................... 852,760  20,781,761
                                                               -----------
      Office Automation & Equipment -- 0.3%
        Pitney Bowes, Inc.............................  82,150   2,939,327
                                                               -----------
      Oil & Gas Drilling -- 0.9%
        Transocean, Inc.+.............................  59,530   8,364,560
                                                               -----------
      Oil Companies - Exploration & Production -- 4.5%
        Apache Corp................................... 115,520  13,251,299
        Chesapeake Energy Corp........................ 177,350   8,019,767
        Continental Resources, Inc.+..................  20,834     585,019
        EOG Resources, Inc............................ 118,040  14,045,580
        Murphy Oil Corp...............................  44,150   3,548,777
        Noble Energy, Inc.............................  38,610   2,988,414
                                                               -----------
                                                                42,438,856
                                                               -----------

                                                              Market
                                                              Value
                   Security Description             Shares   (Note 2)

        ---------------------------------------------------------------
        Oil Companies - Integrated -- 0.7%
          Hess Corp................................  69,490 $ 6,475,078
                                                            -----------
        Oil Field Machinery & Equipment -- 0.1%
          National - Oilwell Varco, Inc.+..........  12,600     784,980
                                                            -----------
        Oil - Field Services -- 2.9%
          Halliburton Co........................... 261,040   9,997,832
          Schlumberger, Ltd........................ 202,640  17,518,228
                                                            -----------
                                                             27,516,060
                                                            -----------
        Pharmacy Services -- 0.2%
          Medco Health Solutions, Inc.+............  48,280   2,139,287
                                                            -----------
        Pipelines -- 1.8%
          Spectra Energy Corp...................... 380,730   8,798,670
          Williams Cos., Inc....................... 217,600   7,837,952
                                                            -----------
                                                             16,636,622
                                                            -----------
        Printing - Commercial -- 0.2%
          R.R. Donnelley & Sons Co.................  70,070   2,230,328
                                                            -----------
        Real Estate Investment Trusts -- 0.4%
          Simon Property Group, Inc................  43,470   3,642,786
                                                            -----------
        Retail - Apparel/Shoe -- 0.1%
          The Gap, Inc.............................  49,240     993,171
                                                            -----------
        Retail - Building Products -- 0.7%
          Lowe's Cos., Inc......................... 275,960   6,614,761
                                                            -----------
        Retail - Consumer Electronics -- 0.0%
          Best Buy Co., Inc........................   8,800     378,488
                                                            -----------
        Retail - Discount -- 1.6%
          Costco Wholesale Corp....................  93,980   5,819,242
          Target Corp.............................. 174,440   9,177,288
                                                            -----------
                                                             14,996,530
                                                            -----------
        Retail - Drug Store -- 2.2%
          CVS Caremark Corp........................ 333,020  13,447,348
          Walgreen Co.............................. 187,840   6,858,038
                                                            -----------
                                                             20,305,386
                                                            -----------
        Retail - Restaurants -- 1.5%
          McDonald's Corp.......................... 261,450  14,147,059
                                                            -----------
        Semiconductor Equipment -- 1.1%
          Applied Materials, Inc................... 527,210  10,106,616
                                                            -----------
        Steel - Producer -- 0.6%
          Nucor Corp...............................  88,030   5,684,097
                                                            -----------
        Telecom Services -- 0.4%
          Embarq Corp..............................  86,910   3,645,005
                                                            -----------
        Telephone - Integrated -- 0.8%
          Qwest Communications International, Inc..  57,310     309,474
          Sprint Nextel Corp....................... 596,780   4,243,106
          Windstream Corp.......................... 245,280   2,884,493
                                                            -----------
                                                              7,437,073
                                                            -----------
        Therapeutics -- 0.7%
          Gilead Sciences, Inc.+................... 138,270   6,542,936
                                                            -----------
        Transport - Rail -- 2.0%
          CSX Corp................................. 170,610   8,277,997
          Norfolk Southern Corp.................... 205,810  10,885,291
                                                            -----------
                                                             19,163,288
                                                            -----------
        Web Portals/ISP -- 1.5%
          Google, Inc., Class A+...................  26,600  12,533,388

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Shares/      Market
                                                  Principal     Value
                 Security Description              Amount      (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Web Portals/ISP (continued)
        Yahoo!, Inc.+............................     71,420 $  1,984,048
                                                             ------------
                                                               14,517,436
                                                             ------------
      Wireless Equipment -- 1.6%
        QUALCOMM, Inc............................    357,570   15,150,241
                                                             ------------
      Total Long - Term Investment Securities
         (cost $903,558,065).....................             843,151,878
                                                             ------------
      SHORT - TERM INVESTMENT SECURITIES -- 10.3%
      Commercial Paper -- 9.8%
        Erste Finance LLC
         3.13% due 03/03/08...................... 44,000,000   43,992,361
        Lehman Brothers Holdings, Inc.
         3.18% due 03/03/08...................... 48,000,000   47,991,520
                                                             ------------
                                                               91,983,881
                                                             ------------
      U.S. Government Treasuries -- 0.5%
        United States Treasury Bills
         1.40% due 03/20/08(1)...................     60,000       59,956
         1.97% due 03/27/08(1)...................  1,900,000    1,897,310
         2.00% due 03/20/08(1)...................     50,000       49,948
         2.00% due 03/27/08(1)...................    210,000      209,698
         2.01% due 03/27/08(1)...................     15,000       14,978
         2.01% due 04/17/08(1)...................    880,000      877,696
         2.04% due 03/20/08(1)...................  1,200,000    1,198,714
         2.11% due 03/13/08(1)...................     15,000       14,990
         2.63% due 04/17/08(1)...................  1,150,000    1,146,562
         3.05% due 03/13/08(1)...................     30,000       29,970
                                                             ------------
                                                                5,499,822
                                                             ------------
      Total Short-Term Investment Securities
         (cost $97,483,703)......................              97,483,703
                                                             ------------

                                                                   Shares/     Market
                                                                  Principal    Value
                      Security Description                         Amount     (Note 2)

-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in
   the amount of $478,099 and collateralized by Federal
   Home Loan Mtg. Corp. Notes, bearing interest at 5.38%
   due 09/09/16 and having an approximate value of
   $494,813
   (cost $478,000)............................................... $478,000  $    478,000
                                                                            ------------
TOTAL INVESTMENTS
   (cost $1,001,519,768)(5)......................................    100.1%  941,113,581
Liabilities in excess of other assets............................     (0.1)   (1,374,723)
                                                                  --------  ------------
NET ASSETS --                                                        100.0% $939,738,858
                                                                  ========  ============

--------
+  Non-income producing security
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)Fair valued security; see Note 2
(3)Illiquid security
(4)To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Socially Responsible Fund held the following restricted securities:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
        Name           Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology
  Common Stock..... 11/22/2000   510      $0.00    $0.00    $0.00      0.00%
                                                   =====               ====

(5)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------------
                                                                             Unrealized
Number of                             Expiration   Value at   Value as of   Appreciation
Contracts         Description            Date     Trade Date  Feb 29, 2008 (Depreciation)
-----------------------------------------------------------------------------------------
296 Long  S & P 500 Index . . . . . . March 2008 $108,842,500 $98,516,200   $(10,326,300)
                                                                            ============

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Sovereign................................ 28.3%
                Federal Home Loan Mtg. Corp..............  9.1
                Federal National Mtg. Assoc..............  6.4
                Repurchase Agreements....................  6.0
                United States Treasury Notes.............  4.4
                Diversified Financial Services...........  3.3
                Oil Companies -- Exploration & Production  2.2
                Electric -- Integrated...................  2.1
                Special Purpose Entities.................  2.0
                Telephone -- Integrated..................  1.7
                Medical -- Hospitals.....................  1.6
                Pipelines................................  1.6
                Cellular Telecom.........................  1.2
                Finance -- Auto Loans....................  1.2
                Chemicals -- Specialty...................  1.2
                United States Treasury Bonds.............  1.1
                Federal Home Loan Bank...................  1.1
                Cable TV.................................  1.0
                Medical -- Drugs.........................  1.0
                Electric -- Generation...................  0.9
                Diversified Manufacturing Operations.....  0.7
                Containers -- Metal/Glass................  0.7
                Finance -- Investment Banker/Broker......  0.7
                Steel -- Producers.......................  0.6
                Medical Products.........................  0.6
                Television...............................  0.6
                Casino Hotels............................  0.6
                Telecom Services.........................  0.6
                Electronic Components -- Semiconductors..  0.6
                Investment Management/Advisor Services...  0.6
                Paper & Related Products.................  0.6
                Transport -- Air Freight.................  0.5
                Independent Power Producers..............  0.5
                Metal -- Diversified.....................  0.4
                Oil -- Field Services....................  0.4
                Multimedia...............................  0.4
                Theaters.................................  0.4
                Auto -- Cars/Light Trucks................  0.4
                Retail -- Drug Store.....................  0.4
                Banks -- Commercial......................  0.4
                Real Estate Investment Trusts............  0.4
                Gambling (Non -- Hotel)..................  0.4
                Office Automation & Equipment............  0.3
                Rental Auto/Equipment....................  0.3
                Airlines.................................  0.3
                Satellite Telecom........................  0.3
                Consumer Products -- Misc................  0.3
                Non -- Hazardous Waste Disposal..........  0.3
                Broadcast Services/Program...............  0.3
                Agricultural Chemicals...................  0.3
                Building & Construction Products -- Misc.  0.3
                Physicians Practice Management...........  0.3
                Food -- Meat Products....................  0.3
                Containers -- Paper/Plastic..............  0.3
                Transport -- Rail........................  0.2
                Metal -- Aluminum........................  0.2
                Aerospace/Defense -- Equipment...........  0.2
                Data Processing/Management...............  0.2
                Banks -- Super Regional..................  0.2
                Computer Services........................  0.2
                Printing -- Commercial...................  0.2
                Recycling................................  0.2
                Medical -- HMO...........................  0.2
                Travel Services..........................  0.2
                Retail -- Restaurants....................  0.2
                Agricultural Operations..................  0.2
                Direct Marketing.........................  0.2

                Insurance Brokers.......................   0.2
                Casino Services.........................   0.2
                Electronics -- Military.................   0.2
                Savings & Loans/Thrifts.................   0.2
                Oil Companies -- Integrated.............   0.2
                Electronic Components -- Misc...........   0.2
                Banks -- Money Center...................   0.2
                Funeral Services & Related Items........   0.1
                Auto/Truck Parts & Equipment -- Original   0.1
                Storage/Warehousing.....................   0.1
                Poultry.................................   0.1
                Retail -- Petroleum Products............   0.1
                Finance -- Mortgage Loan/Banker.........   0.1
                Medical Information Systems.............   0.1
                Energy -- Alternate Sources.............   0.1
                Publishing -- Periodicals...............   0.1
                Hotels/Motels...........................   0.1
                Home Furnishings........................   0.1
                Insurance -- Multi - line...............   0.1
                Beverages -- Wine/Spirits...............   0.1
                Food -- Misc............................   0.1
                Commercial Services -- Finance..........   0.1
                Transport -- Services...................   0.1
                Building & Construction -- Misc.........   0.1
                Transactional Software..................   0.1
                Medical -- Nursing Homes................   0.1
                Computers -- Memory Devices.............   0.1
                Research & Development..................   0.1
                Medical -- Generic Drugs................   0.1
                Diversified Operations..................   0.1
                Investment Companies....................   0.1
                Rubber -- Tires.........................   0.1
                Electric -- Transmission................   0.1
                Insurance -- Life/Health................   0.1
                Computers...............................   0.1
                Retail -- Regional Department Stores....   0.1
                Transport -- Marine.....................   0.1
                Industrial Automated/Robotic............   0.1
                Quarrying...............................   0.1
                Advertising Services....................   0.1
                Applications Software...................   0.1
                Finance -- Commercial...................   0.1
                Specified Purpose Acquisitions..........   0.1
                Oil Refining & Marketing................   0.1
                Building Products -- Wood...............   0.1
                Metal Processors & Fabrication..........   0.1
                Leisure Products........................   0.1
                Human Resources.........................   0.1
                Machinery -- Farming....................   0.1
                Cosmetics & Toiletries..................   0.1
                                                         -----
                                                         100.8%
                                                         =====

*  Calculated as a percentage of net assets

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Country Allocation*

                             United States.  67.4%
                             Brazil........   3.8
                             Australia.....   2.9
                             Norway........   2.2
                             Mexico........   2.0
                             Japan.........   1.9
                             Turkey........   1.8
                             Germany.......   1.7
                             Canada........   1.4
                             Russia........   1.5
                             Sweden........   1.5
                             Colombia......   1.3
                             Philippines...   1.1
                             Switzerland...   0.9
                             Venezuela.....   0.8
                             Luxembourg....   0.7
                             Uruguay.......   0.8
                             Indonesia.....   0.6
                             United Kingdom   0.8
                             Denmark.......   0.6
                             Belgium.......   0.6
                             France........   0.6
                             Argentina.....   0.5
                             Peru..........   0.4
                             Ireland.......   0.4
                             Netherlands...   0.4
                             Greece........   0.3
                             Hungary.......   0.4
                             Cayman Islands   0.3
                             Bermuda.......   0.3
                             Ukrainian SSR.   0.2
                             Ecuador.......   0.2
                             South Africa..   0.2
                             Spain.........   0.2
                             Pakistan......   0.1
                                            -----
                                            100.8%
                                            =====


Credit Quality+#

                         Government -- Agency .  17.3%
                         Government -- Treasury   5.9
                         AAA...................  13.7
                         AA....................   3.4
                         A.....................   5.2
                         BBB...................   9.8
                         BB....................  17.7
                         B.....................  16.6
                         CCC...................   8.7
                         Below C...............   0.1
                         Not Rated@............   1.6
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                   Market
                                                      Principal    Value
                  Security Description                Amount(1)   (Note 2)
     ----------------------------------------------------------------------
     ASSET BACKED SECURITIES -- 2.3%
     Diversified Financial Services -- 2.3%
       Banc of America Funding Corp.
        Series 2007-C, Class 5A1
        5.40% due 05/20/36(2)........................ $1,362,029 $1,364,477
       Banc of America Funding Corp.
        Series 2006-J, Class 2A1
        5.89% due 01/20/47(2)........................    531,956    499,398
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2007-PW15, Class A2
        5.21% due 02/11/44(3)........................    345,000    332,091
       Chase Mtg. Finance Corp.
        Series 2007-A2, Class 1A1
        4.80% due 07/25/37(2)(7).....................    960,876    935,696
       Commercial Mtg. Pass Through Certs.
        Series CN2A, Class A2FL
        3.36% due 02/05/19*(3)(5)....................    550,000    516,486
       Commercial Mtg. Pass Through Certs.
        Series 2004-LB2A, Class A3
        4.22% due 03/10/39(3)........................    351,000    341,445
       CS First Boston Mtg. Securities Corp.
        Series 2002-CKN2, Class A3
        6.13% due 04/15/37(3)........................    800,000    810,981
       Ocwen Advance Receivables Backed Notes
        Series 2006-1A
        5.36% due 11/24/15*(6).......................    250,000    231,250
       Swift Master Auto Receivables Trust
        Series 2007-2, Class A
        3.77% due 10/15/12(5)........................    975,707    938,945
       Wells Fargo Mtg. Backed Securities Trust
        Series 2006-AR17, Class A2
        5.84% due 10/25/36(2)(7).....................  1,147,466  1,156,290
       Wells Fargo Mtg. Backed Securities Trust
        Series 2006-AR12, Class 2A1
        6.10% due 09/25/36(2)........................    213,017    214,972
                                                                 ----------
     Total Asset Backed Securities
        (cost $7,484,149)............................             7,342,031
                                                                 ----------
     CONVERTIBLE BONDS & NOTES -- 0.1%
     Electronic Components - Semiconductors -- 0.1%
       Advanced Micro Devices, Inc.
        Senior Notes
        6.00% due 05/01/15*..........................     25,000     16,969
       Spansion, Inc.
        Senior Sub. Notes
        2.25% due 06/15/16*..........................    315,000    142,931
                                                                 ----------
                                                                    159,900
                                                                 ----------
     Medical - Biomedical/Gene -- 0.0%
       Nektar Therapeutics
        Sub. Notes
        3.25% due 09/28/12...........................     50,000     39,312
                                                                 ----------
     Telecom Services -- 0.0%
       ICO North America, Inc.
        Notes
        7.50% due 08/15/09(6)(8)(9)..................    130,000    109,200
                                                                 ----------
     Total Convertible Bonds & Notes
        (cost $461,884)..............................               308,412
                                                                 ----------
     CORPORATE BONDS & NOTES -- 35.4%
     Advertising Services -- 0.1%
       R.H. Donnelley Corp.
        Senior Notes
        6.88% due 01/15/13...........................    100,000     59,000

                                                             Market
                                                 Principal   Value
                   Security Description          Amount(1)  (Note 2)

           ----------------------------------------------------------
           Advertising Services (continued)
             R.H. Donnelley Corp.
              Senior Notes
              8.88% due 10/15/17*............... $265,000  $  155,025
                                                           ----------
                                                              214,025
                                                           ----------
           Aerospace/Defense - Equipment -- 0.2%
             United Technologies Corp
              Senior Notes
              4.88% due 05/01/15................  711,000     727,288
                                                           ----------
           Agricultural Chemicals -- 0.3%
             Mosaic Global Holdings, Inc.
              Debentures
              7.38% due 08/01/18................  115,000     117,300
             Terra Capital, Inc.
              Company Guar. Notes
              7.00% due 02/01/17................  445,000     437,212
             The Mosaic Co.
              Senior Notes
              7.38% due 12/01/14*...............  155,000     164,688
             The Mosaic Co.
              Senior Notes
              7.63% due 12/01/16*...............  195,000     209,625
                                                           ----------
                                                              928,825
                                                           ----------
           Agricultural Operations -- 0.2%
             Archer - Daniels - Midland Co.
              Senior Notes
              6.45% due 01/15/38................  351,000     363,763
             Cargill, Inc.
              Notes
              5.00% due 11/15/13*...............  233,000     234,994
                                                           ----------
                                                              598,757
                                                           ----------
           Airlines -- 0.3%
             American Airlines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.82% due 05/23/11................  525,000     499,406
             Continental Airlines, Inc.
              Pass Through Certs.,
              Series 1991, Class A
              6.55% due 02/02/19................  262,276     253,097
             Continental Airlines, Inc.
              Pass Through Certs.
              Series 2000-2, Class B
              8.31% due 04/02/18................   46,681      44,814
             Continental Airlines, Inc.
              Pass Through Certs.
              Series 2000-2, Class C
              8.31% due 04/02/11................   42,682      42,042
             Delta Air Lines, Inc.
              Pass Through Certs.
              Series 2000-1, Class A-2
              7.57% due 11/18/10................   85,000      85,280
             Northwest Airlines, Inc.
              Pass Through Certs.
              Series 2002-1 Class G2
              6.26% due 11/20/21................   79,100      78,309
             United AirLines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.20% due 09/01/08................   38,385      38,289
                                                           ----------
                                                            1,041,237
                                                           ----------
           Applications Software -- 0.1%
             SS&C Technologies, Inc.
              Company Guar. Notes
              11.75% due 12/01/13...............  210,000     207,900
                                                           ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Market
                                                       Principal   Value
                   Security Description                Amount(1)  (Note 2)
    -----------------------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Auto - Cars/Light Trucks -- 0.4%
      DaimlerChrysler NA Holding Corp.
       Company Guar. Notes
       5.46% due 03/13/09(5).......................... $ 85,000  $   84,221
      Ford Motor Co.
       Debentures
       6.38% due 02/01/29.............................  800,000     504,000
      General Motors Corp.
       Debentures
       8.25% due 07/15/23.............................  670,000     506,687
      General Motors Corp.
       Senior Bonds
       8.38% due 07/15/33.............................  300,000     229,500
                                                                 ----------
                                                                  1,324,408
                                                                 ----------
    Auto/Truck Parts & Equipment - Original -- 0.1%
      Lear Corp.
       Senior Notes
       8.75% due 12/01/16.............................  340,000     293,250
      Visteon Corp.
       Senior Notes
       8.25% due 08/01/10.............................  210,000     174,825
                                                                 ----------
                                                                    468,075
                                                                 ----------
    Auto/Truck Parts & Equipment - Replacement -- 0.0%
      Exide Corp.
       Notes
       10.00% due 03/15/25+(6)(9).....................  150,000           0
                                                                 ----------
    Banks - Commercial -- 0.1%
      SouthTrust Bank
       Sub. Notes
       4.75% due 03/01/13.............................  100,000     101,771
      SouthTrust Corp.
       Sub. Notes
       5.80% due 06/15/14.............................  164,000     170,582
      Union Bank of California NA
       Sub. Notes
       5.95% due 05/11/16.............................  100,000      97,903
      US Bank NA
       Notes
       3.90% due 08/15/08.............................   65,000      64,989
                                                                 ----------
                                                                    435,245
                                                                 ----------
    Banks - Fiduciary -- 0.0%
      The Bank of New York Mellon Corp.
       Senior Notes
       4.95% due 11/01/12.............................  105,000     108,575
                                                                 ----------
    Banks - Super Regional -- 0.2%
      Fifth Third Bancorp
       Senior Notes
       8.25% due 03/01/38.............................  180,000     181,001
      JPMorgan Chase Bank NA
       Sub. Notes
       6.13% due 11/01/08.............................   58,000      59,028
      National City Preferred Capital Trust I
       Bank Guar. Bonds
       12.00% due 12/10/12(5)(19).....................  105,000     109,313
      Wells Fargo Bank NA
       Sub. Notes
       6.45% due 02/01/11.............................  210,000     224,769
                                                                 ----------
                                                                    574,111
                                                                 ----------
    Beverages - Non - alcoholic -- 0.0%
      Cott Beverages USA Inc.
       Company Guar. Notes
       8.00% due 12/15/11.............................  135,000     110,700
                                                                 ----------

                                                                   Market
                                                      Principal    Value
                   Security Description               Amount(1)   (Note 2)

     ----------------------------------------------------------------------
     Beverages - Wine/Spirits -- 0.1%
       Diageo Finance BV
        Company Guar. Notes
        3.88% due 04/01/11........................... $  265,000 $  265,810
                                                                 ----------
     Broadcast Services/Program -- 0.2%
       Fisher Communications, Inc.
        Senior Notes
        8.63% due 09/15/14...........................    487,000    490,652
       Nexstar Finance, Inc.
        Senior Sub. Notes
        7.00% due 01/15/14...........................    335,000    304,013
                                                                 ----------
                                                                    794,665
                                                                 ----------
     Building & Construction Products - Misc. -- 0.3%
       Associated Materials, Inc.
        Senior Sub. Notes
        9.75% due 04/15/12...........................    360,000    356,400
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14...........................    435,000    418,687
       NTK Holdings, Inc.
        Senior Notes
        10.75% due 03/01/14(10)......................    200,000    106,000
                                                                 ----------
                                                                    881,087
                                                                 ----------
     Building Products - Wood -- 0.1%
       Masonite Corp.
        Company Guar. Notes
        11.00% due 04/06/15..........................    270,000    187,650
                                                                 ----------
     Cable TV -- 1.0%
       CCH II LLC/CCH II Capital Corp.
        Senior Notes, Series B
        10.25% due 09/15/10..........................    200,000    181,500
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 10/01/13..........................  1,443,000  1,266,232
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        11.00% due 10/01/15..........................    558,000    382,230
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        8.75% due 11/15/13...........................    245,000    214,988
       Charter Communications Operating LLC
        Senior Notes
        8.00% due 04/30/12*..........................    525,000    488,250
       Comcast Cable Communications LLC
        Senior Notes
        7.13% due 06/15/13...........................    112,000    120,800
       Comcast Corp.
        Company Guar. Notes
        5.88% due 02/15/18...........................    354,000    351,229
       CSC Holdings, Inc.
        Senior Notes
        7.63% due 04/01/11...........................    195,000    193,781
                                                                 ----------
                                                                  3,199,010
                                                                 ----------
     Casino Hotels -- 0.6%
       Circus & Eldorado Joint Venture
        1st Mtg. Notes
        10.13% due 03/01/12..........................    335,000    337,094
       Eldorado Casino Corp.
        Sec. Bonds
        10.00% due 08/01/12(9)(11)...................    362,426    358,801
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(6)(9).....................    250,000    250,000

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Market
                                                   Principal   Value
                   Security Description            Amount(1)  (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Casino Hotels (continued)
           MGM Mirage, Inc.
            Senior Notes
            5.88% due 02/27/14.................... $530,000  $  466,400
           MGM Mirage, Inc.
            Company Guar. Senior Notes
            6.63% due 07/15/15....................    5,000       4,469
           Station Casinos, Inc.
            Senior Sub. Notes
            6.63% due 03/15/18....................   50,000      30,625
           Station Casinos, Inc.
            Senior Sub. Notes
            6.88% due 03/01/16....................  465,000     292,950
           Turning Stone Resort Casino Enterprise
            Senior Notes
            9.13% due 09/15/14*...................  285,000     275,025
                                                             ----------
                                                              2,015,364
                                                             ----------
         Casino Services -- 0.2%
           Indianapolis Downs LLC
            Sec. Notes
            11.00% due 11/01/12*..................  605,000     544,500
                                                             ----------
         Cellular Telecom -- 0.9%
           Centennial Communications Corp.
            Senior Notes
            10.00% due 01/01/13...................  373,000     359,945
           Centennial Communications Corp.
            Senior Notes
            10.13% due 06/15/13...................  620,000     626,200
           Centennial Communications Corp.
            Senior Notes
            10.48% due 01/01/13(5)................  280,000     257,600
           Cingular Wireless Services, Inc.
            Senior Notes
            7.88% due 03/01/11....................  457,000     504,766
           Cricket Communications, Inc.
            Company Guar. Notes
            9.38% due 11/01/14*...................  175,000     155,750
           MetroPCS Wireless, Inc.
            Senior Notes
            9.25% due 11/01/14....................  475,000     418,000
           Nextel Communications, Inc.
            Company Guar. Notes
            5.95% due 03/15/14....................  225,000     167,625
           Rural Cellular Corp.
            Senior Sub. Notes
            8.12% due 06/01/13(5).................  325,000     328,250
           Rural Cellular Corp.
            Senior Notes
            8.99% due 11/01/12(5).................  115,000     116,150
                                                             ----------
                                                              2,934,286
                                                             ----------
         Chemicals - Diversified -- 0.0%
           E.I. Du Pont de Nemours & Co.
            Senior Notes
            5.00% due 01/15/13....................  140,000     146,995
                                                             ----------
         Chemicals - Specialty -- 1.2%
           Huntsman International LLC
            Senior Sub. Notes
            7.38% due 01/01/15....................  480,000     482,400
           Huntsman International LLC
            Company Guar. Notes
            7.88% due 11/15/14....................  485,000     501,975
           Johnsondiversey Holdings, Inc.
            Company Guar. Notes
            9.63% due 05/15/12....................  240,000     238,800

                                                               Market
                                                  Principal    Value
                  Security Description            Amount(1)   (Note 2)

         --------------------------------------------------------------
         Chemicals - Specialty (continued)
           Lubrizol Corp.
            Senior Notes
            4.63% due 10/01/09................... $  650,000 $  661,717
           Momentive Performance Materials, Inc.
            Company Guar. Notes
            11.50% due 12/01/16..................  1,285,000    983,025
           Tronox Worldwide LLC
            Company Guar. Notes
            9.50% due 12/01/12...................    950,000    833,625
                                                             ----------
                                                              3,701,542
                                                             ----------
         Commercial Services - Finance -- 0.1%
           Credit Suisse/New York NY
            Sub. Notes
            5.75% due 02/15/18...................    107,000    109,186
           The Western Union Co.
            Senior Notes
            5.40% due 11/17/11...................    224,000    231,273
                                                             ----------
                                                                340,459
                                                             ----------
         Computer Services -- 0.2%
           Compucom Systems, Inc.
            Senior Sub. Notes
            12.50% due 10/01/15*.................    500,000    463,750
           Computer Sciences Corp.
            Notes
            3.50% due 04/15/08...................     45,000     44,963
           Sungard Data Systems, Inc.
            Company Guar. Notes
            9.13% due 08/15/13...................    155,000    156,162
                                                             ----------
                                                                664,875
                                                             ----------
         Computers -- 0.1%
           Hewlett - Packard Co.
            Senior Notes
            4.50% due 03/01/13...................    230,000    234,940
                                                             ----------
         Computers - Integrated Systems -- 0.0%
           Activant Solutions, Inc.
            Company Guar. Notes
            9.50% due 05/01/16...................    100,000     83,000
                                                             ----------
         Consumer Products - Misc. -- 0.3%
           American Achievement Corp.
            Senior Sub. Notes
            8.25% due 04/01/12...................    333,000    301,365
           Clorox Co.
            Senior Notes
            5.00% due 03/01/13...................    220,000    222,900
           Prestige Brands, Inc.
            Senior Sub. Notes
            9.25% due 04/15/12...................     75,000     74,250
           Visant Holding Corp.
            Senior Notes
            8.75% due 12/01/13...................     40,000     37,900
           Visant Holding Corp.
            Senior Notes
            10.25% due 12/01/13(10)..............    378,000    345,870
                                                             ----------
                                                                982,285
                                                             ----------
         Containers - Metal/Glass -- 0.4%
           Crown Cork & Seal Co., Inc.
            Debentures
            7.38% due 12/15/26...................    140,000    127,050
           Crown Cork & Seal Co., Inc.
            Debentures
            8.00% due 04/15/23...................    455,000    434,525

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Market
                                                         Principal   Value
                   Security Description                  Amount(1)  (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Containers - Metal/Glass (continued)
     Owens - Brockway Glass Container, Inc.
      Company Guar. Notes
      8.25% due 05/15/13................................ $625,000  $  646,875
                                                                   ----------
                                                                    1,208,450
                                                                   ----------
   Containers - Paper/Plastic -- 0.3%
     Jefferson Smurfit Corp.
      Company Guar. Notes
      8.25% due 10/01/12................................  295,000     275,087
     Smurfit - Stone Container Enterprises, Inc.
      Senior Notes
      8.00% due 03/15/17................................  605,000     535,425
                                                                   ----------
                                                                      810,512
                                                                   ----------
   Cosmetics & Toiletries -- 0.1%
     Avon Products, Inc.
      Senior Notes
      5.75% due 03/01/18................................  170,000     173,757
                                                                   ----------
   Data Processing/Management -- 0.2%
     Fiserv, Inc.
      Senior Notes
      6.13% due 11/20/12................................  175,000     184,352
     Seitel, Inc.
      Senior Notes
      9.75% due 02/15/14................................  620,000     514,600
                                                                   ----------
                                                                      698,952
                                                                   ----------
   Decision Support Software -- 0.0%
     Vangent, Inc.
      Senior Sub. Notes
      9.63% due 02/15/15................................  195,000     146,494
                                                                   ----------
   Direct Marketing -- 0.2%
     Affinity Group, Inc.
      Senior Sub. Notes
      9.00% due 02/15/12................................  336,000     302,400
     Visant Corp.
      Company Guar. Notes
      7.63% due 10/01/12................................  300,000     289,500
                                                                   ----------
                                                                      591,900
                                                                   ----------
   Diversified Financial Services -- 0.3%
     American Express Travel Related Services Co., Inc.
      Senior Notes
      5.25% due 11/21/11*...............................  105,000     108,002
     General Electric Capital Corp.
      Senior Notes
      5.65% due 06/09/14................................  200,000     211,764
     General Electric Capital Corp
      Senior Notes
      5.88% due 01/14/38................................  190,000     181,632
     TNK-BP Finance SA
      7.88% due 03/13/18................................  480,000     468,624
                                                                   ----------
                                                                      970,022
                                                                   ----------
   Diversified Manufacturing Operations -- 0.5%
     Danaher Corp.
      Senior Notes
      5.63% due 01/15/18................................  183,000     191,644
     General Electric Co .
      Notes
      5.25% due 12/06/17................................  300,000     301,094
     Harland Clarke Holdings Corp.
      Notes
      7.82% due 05/15/15(5).............................  125,000      81,250

                                                                   Market
                                                       Principal   Value
                   Security Description                Amount(1)  (Note 2)

     ----------------------------------------------------------------------
     Diversified Manufacturing Operations (continued)
       Harland Clarke Holdings Corp.
        Notes
        9.50% due 05/15/15............................ $175,000  $  128,625
       Honeywell International, Inc.
        Senior Notes
        4.25% due 03/01/13............................  274,000     278,300
       Indalex Holding Corp.
        Sec. Notes
        11.50% due 02/01/14...........................  235,000     185,650
       Sally Holdings LLC
        Company Guar. Notes
        10.50% due 11/15/16...........................  460,000     418,600
                                                                 ----------
                                                                  1,585,163
                                                                 ----------
     Diversified Operations -- 0.0%
       Capmark Financial Group, Inc.
        Company Guar. Notes
        5.88% due 05/10/12*...........................   85,000      57,572
                                                                 ----------
     Electric Products - Misc. -- 0.0%
       Emerson Electric Co.
        Senior Notes
        5.25% due 10/15/18............................   95,000      97,965
                                                                 ----------
     Electric - Generation -- 0.9%
       Bruce Mansfield Unit
        Pass Through Certs.
        6.85% due 06/01/34............................  220,000     227,698
       Edison Mission Energy
        Senior Notes
        7.20% due 05/15/19............................  190,000     186,200
       Edison Mission Energy
        Senior Notes
        7.50% due 06/15/13............................   60,000      61,500
       Edison Mission Energy
        Senior Notes
        7.63% due 05/15/27............................  395,000     372,288
       Edison Mission Energy
        Senior Notes
        7.75% due 06/15/16............................  260,000     267,800
       Reliant Energy Mid-Atlantic Power Holdings LLC
        Pass Through Certs. Series B
        9.24% due 07/02/17............................   57,335      59,915
       The AES Corp.
        Senior Notes
        7.75% due 10/15/15............................  505,000     512,575
       The AES Corp.
        Senior Notes
        8.00% due 10/15/17............................  680,000     693,600
       The AES Corp.
        Sec. Notes
        8.75% due 05/15/13*...........................  203,000     212,135
       The AES Corp.
        Senior Notes
        8.88% due 02/15/11............................  235,000     245,575
                                                                 ----------
                                                                  2,839,286
                                                                 ----------
     Electric - Integrated -- 2.0%
       Commonwealth Edison Co.
        1st Mtg. Bonds
        5.95% due 08/15/16............................  400,000     413,924
       Dominion Resources, Inc.
        Senior Notes
        5.69% due 05/15/08............................  359,000     360,410
       Dominion Resources, Inc.
        Jr. Sub. Notes
        6.30% due 09/30/66(5).........................  115,000     105,714

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                            Market
                                                 Principal  Value
                    Security Description         Amount(1) (Note 2)
             ------------------------------------------------------
             CORPORATE BONDS & NOTES (continued)
             Electric - Integrated (continued)
               DTE Energy Co.
                Senior Notes
                7.05% due 06/01/11.............. $185,000  $199,968
               Duke Energy Corp.
                Senior Notes
                4.20% due 10/01/08..............   90,000    90,484
               Duke Energy Indiana, Inc.
                Debentures
                5.00% due 09/15/13..............   65,000    66,440
               Energy Future Holdings Corp.
                Company Guar. Notes
                10.88% due 11/01/17*............  550,000   542,080
               Entergy Louisiana LLC
                1st Mtg. Bonds
                5.83% due 11/01/10..............  135,000   135,735
               FirstEnergy Corp.
                Notes
                6.45% due 11/15/11..............  161,480   170,993
               Florida Power & Light Co.
                1st Mtg. Notes
                5.55% due 11/01/17..............  228,000   240,894
               Illinois Power Co.
                Senior Sec. Notes
                6.13% due 11/15/17*.............  100,000   103,649
               Mackinaw Power LLC
                Sec. Notes
                6.30% due 10/31/23*.............  200,013   207,995
               Mirant Americas Generation LLC
                Senior Notes
                8.30% due 05/01/11..............  660,000   664,125
               Mirant Americas Generation LLC
                Senior Notes
                8.50% due 10/01/21..............  380,000   336,300
               Nisource Finance Corp.
                Company Guar. Notes
                5.25% due 09/15/17..............   61,000    56,357
               Pacific Gas & Electric Co.
                Notes
                4.80% due 03/01/14..............  100,000   101,140
               Peco Energy Co.
                1st Refunding Mtg.
                5.35% due 03/01/18..............   80,000    82,053
               Pepco Holdings, Inc.
                Senior Notes
                6.45% due 08/15/12..............  245,000   263,614
               PSEG Power LLC
                Company Guar. Notes
                5.00% due 04/01/14..............  156,000   153,353
               PSEG Power LLC
                Company Guar. Notes
                7.75% due 04/15/11..............   40,000    43,621
               Puget Sound Energy, Inc.
                Senior Notes
                5.20% due 10/01/15..............  130,000   128,531
               Sierra Pacific Power Co.
                Senior Mtg.
                6.75% due 07/01/37..............  457,000   447,746
               Southern Energy, Inc.
                Notes
                7.90% due 07/15/09+(6)(8)(9)....  725,000         0
               Southern Power Co.
                Senior Notes
                4.88% due 07/15/15..............  110,000   106,653

                                                                  Market
                                                     Principal    Value
                   Security Description              Amount(1)   (Note 2)

      --------------------------------------------------------------------
      Electric - Integrated (continued)
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes, Series A
         10.25% due 11/01/15*....................... $  590,000 $  575,250
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes, Series B
         10.25% due 11/01/15*.......................    530,000    516,750
        Texas Competitive Electric Holdings Co. LLC
         Company Guar. Notes
         10.50% due 11/01/16*.......................    315,000    302,400
                                                                ----------
                                                                 6,416,179
                                                                ----------
      Electronic Components - Semiconductors -- 0.5%
        Advanced Micro Devices, Inc.
         Senior Notes
         7.75% due 11/01/12.........................    400,000    336,000
        Amkor Technology, Inc.
         Senior Notes
         7.75% due 05/15/13.........................    245,000    227,850
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................    210,000    204,095
        Freescale Semiconductor, Inc.
         Senior Notes
         9.13% due 12/15/14.........................    360,000    273,600
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16........................    205,000    145,550
        National Semiconductor Corp.
         Senior Notes
         6.60% due 06/15/17.........................    180,000    185,256
        Spansion LLC
         Senior Sec. Notes
         8.25% due 06/01/13*(5).....................    350,000    255,500
        Spansion, Inc.
         Senior Notes
         11.25% due 01/15/16*.......................    120,000     82,800
                                                                ----------
                                                                 1,710,651
                                                                ----------
      Electronics - Military -- 0.2%
        L-3 Communications Corp.
         Company Guar. Notes
         6.13% due 07/15/13.........................    420,000    415,800
        L-3 Communications Corp.
         Company Guar. Notes
         6.38% due 10/15/15.........................    125,000    124,063
                                                                ----------
                                                                   539,863
                                                                ----------
      Energy - Alternate Sources -- 0.1%
        VeraSun Energy Corp.
         Senior Notes
         9.38% due 06/01/17*........................    100,000     74,000
        VeraSun Energy Corp.
         Sec. Notes
         9.88% due 12/15/12.........................    375,000    358,125
                                                                ----------
                                                                   432,125
                                                                ----------
      Finance - Auto Loans -- 1.2%
        Ford Motor Credit Co. LLC
         Notes
         7.38% due 10/28/09.........................  2,210,000  2,095,661
        Ford Motor Credit Co. LLC
         Notes
         7.88% due 06/15/10.........................    225,000    207,355
        GMAC LLC
         Senior Notes
         6.00% due 12/15/11.........................    300,000    240,407
        GMAC LLC
         Notes
         6.03% due 09/23/08(5)......................    320,000    307,234

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                   Principal    Value
                   Security Description            Amount(1)   (Note 2)
        ----------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Finance - Auto Loans (continued)
          GMAC LLC
           Notes
           6.88% due 09/15/11..................... $1,190,000 $  970,953
          GMAC LLC
           Notes
           6.88% due 08/28/12.....................      5,000      3,991
                                                              ----------
                                                               3,825,601
                                                              ----------
        Finance - Commercial -- 0.1%
          Caterpillar Financial Services Corp.
           Notes
           4.70% due 03/15/12.....................    166,000    170,964
          Transamerica Finance Corp.
           Senior Notes
           6.40% due 09/15/08.....................     33,000     33,540
                                                              ----------
                                                                 204,504
                                                              ----------
        Finance - Consumer Loans -- 0.0%
          John Deere Capital Corp.
           Senior Notes
           4.95% due 12/17/12.....................     90,000     94,451
                                                              ----------
        Finance - Investment Banker/Broker -- 0.7%
          Citigroup, Inc.
           Senior Notes
           5.85% due 07/02/13.....................    197,000    207,819
          Citigroup, Inc.
           Senior Notes
           6.88% due 03/05/38.....................     90,000     89,378
          JPMorgan Chase & Co.
           Senior Notes
           5.38% due 01/15/14.....................    180,000    185,019
          JPMorgan Chase & Co.
           Senior Notes
           6.00% due 01/15/18.....................    426,000    442,018
          Lehman Brothers Holdings, Inc.
           Notes
           5.63% due 01/24/13.....................    384,000    384,344
          Merrill Lynch & Co., Inc.
           Notes
           5.45% due 02/05/13.....................    105,000    105,754
          Schwab Capital Trust I
           Notes
           7.50% due 11/15/37(5)..................     44,000     44,203
          The Bear Stearns Cos., Inc.
           Notes
           4.50% due 10/28/10.....................     13,000     12,821
          The Bear Stearns Cos., Inc.
           Notes
           7.25% due 02/01/18.....................    180,000    174,632
          The Goldman Sachs Group, Inc.
           Senior Notes
           6.75% due 10/01/37.....................    611,000    570,445
                                                              ----------
                                                               2,216,433
                                                              ----------
        Finance - Mortgage Loan/Banker -- 0.1%
          Countrywide Financial Corp.
           Company Guar. Notes
           5.80% due 06/07/12.....................      2,000      1,798
          Countrywide Financial Corp.
           Sub. Notes
           6.25% due 05/15/16.....................     36,000     30,950
          Residential Capital LLC
           Company Guar. Notes
           6.18% due 05/22/09(5)..................    230,000    156,400

                                                               Market
                                                   Principal   Value
                   Security Description            Amount(1)  (Note 2)

        ---------------------------------------------------------------
        Finance - Mortgage Loan/Banker (continued)
          Residential Capital LLC
           Company Guar. Notes
           6.38% due 06/30/10..................... $215,000  $  122,550
          Residential Capital LLC
           Company Guar. Notes
           6.50% due 04/17/13.....................  232,000     125,280
                                                             ----------
                                                                436,978
                                                             ----------
        Food - Meat Products -- 0.1%
          Smithfield Foods, Inc.
           Senior Notes
           7.00% due 08/01/11.....................   30,000      29,250
          Smithfield Foods, Inc.
           Senior Notes
           7.75% due 07/01/17.....................  275,000     261,250
                                                             ----------
                                                                290,500
                                                             ----------
        Food - Misc. -- 0.1%
          Kraft Foods, Inc.
           Senior Notes
           6.13% due 02/01/18.....................  200,000     202,539
          Wornick Co.
           Sec. Notes
           10.88% due 07/15/11+(12)(14)...........  225,000     141,750
                                                             ----------
                                                                344,289
                                                             ----------
        Funeral Services & Related Items -- 0.1%
          Service Corp. International
           Senior Notes
           6.75% due 04/01/16.....................   50,000      49,750
          Service Corp. International
           Senior Notes
           7.00% due 06/15/17.....................  145,000     143,913
          Service Corp. International
           Senior Notes
           7.38% due 10/01/14.....................  285,000     290,700
                                                             ----------
                                                                484,363
                                                             ----------
        Gambling (Non - Hotel) -- 0.4%
          Downstream Development Authority
           of the Quapaw Tribe of Oklahoma
           Senior Notes
           12.00% due 10/15/15*...................  485,000     412,250
          Greektown Holdings LLC
           Senior Notes
           10.75% due 12/01/13*...................  335,000     316,575
          Jacobs Entertainment, Inc.
           Company Guar. Bonds
           9.75% due 06/15/14.....................  195,000     161,850
          Waterford Gaming LLC
           Senior Notes
           8.63% due 09/15/14*....................  245,000     238,262
                                                             ----------
                                                              1,128,937
                                                             ----------
        Gas - Distribution -- 0.0%
          Colorado Interstate Gas Co.
           Senior Debentures
           6.85% due 06/15/37.....................   75,000      72,592
                                                             ----------
        Home Furnishings -- 0.1%
          Simmons Co.
           Company Guar. Notes
           7.88% due 01/15/14.....................  105,000      84,525
          Simmons Co.
           Senior Notes
           10.00% due 12/15/14(10)................  475,000     317,063
                                                             ----------
                                                                401,588
                                                             ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                    Principal   Value
                  Security Description              Amount(1)  (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Hotels/Motels -- 0.1%
         Gaylord Entertainment Co.
          Company Guar. Notes
          6.75% due 11/15/14....................... $270,000  $  233,888
         Gaylord Entertainment Co.
          Company Guaranteed Notes
          8.00% due 11/15/13.......................   80,000      73,600
         Starwood Hotels & Resorts Worldwide, Inc.
          Senior Notes
          6.25% due 02/15/13.......................  110,000     110,263
                                                              ----------
                                                                 417,751
                                                              ----------
       Human Resources -- 0.1%
         Team Health, Inc.
          Company Guar. Notes
          11.25% due 12/01/13......................  185,000     177,600
                                                              ----------
       Independent Power Producers -- 0.4%
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.......................  780,000     751,725
         Orion Power Holdings, Inc.
          Senior Notes
          12.00% due 05/01/10......................   80,000      86,800
         Reliant Energy, Inc.
          Senior Notes
          7.88% due 12/31/17.......................  335,000     329,556
                                                              ----------
                                                               1,168,081
                                                              ----------
       Industrial Automated/Robotic -- 0.1%
         Rockwell Automation, Inc.
          Debentures
          5.65% due 12/01/17.......................   44,000      46,146
         Rockwell Automation, Inc.
          Debentures
          6.25% due 12/01/37.......................  170,000     174,408
                                                              ----------
                                                                 220,554
                                                              ----------
       Insurance Brokers -- 0.2%
         Marsh & McLennan Cos., Inc.
          Senior Notes
          5.15% due 09/15/10.......................   65,000      67,072
         Marsh & McLennan Cos., Inc.
          Senior Notes
          7.13% due 06/15/09.......................   35,000      36,555
         USI Holdings Corp.
          Senior Notes
          6.94% due 11/15/14*(5)...................  140,000     109,375
         USI Holdings Corp.
          Senior Sub. Notes
          9.75% due 05/15/15*......................  465,000     363,281
                                                              ----------
                                                                 576,283
                                                              ----------
       Insurance - Life/Health -- 0.1%
         Americo Life, Inc.
          Notes
          7.88% due 05/01/13*......................   28,000      29,455
         Lincoln National Corp.
          Senior Notes
          5.65% due 08/27/12.......................  141,000     144,384
         Monumental Global Funding II
          Notes
          5.65% due 07/14/11*......................   60,000      62,818
                                                              ----------
                                                                 236,657
                                                              ----------

                                                                       Market
                                                          Principal    Value
                  Security Description                    Amount(1)   (Note 2)

 ------------------------------------------------------------------------------
 Insurance - Property/Casualty -- 0.0%
   The Travelers Cos., Inc.
    Senior Notes
    6.25% due 06/15/37................................... $   55,000 $   53,273
                                                                     ----------
 Investment Management/Advisor Services -- 0.6%
   LVB Acquisition Merger Sub, Inc.
    Senior Notes
    10.00% due 10/15/17*.................................    235,000    242,931
   LVB Acquisition Merger Sub, Inc.
    Senior Notes
    10.38% due 10/15/17*.................................  1,030,000  1,050,600
   LVB Acquisition Merger Sub, Inc.
    Senior Sub. Notes
    11.63% due 10/15/17*.................................    490,000    482,038
                                                                     ----------
                                                                      1,775,569
                                                                     ----------
 Machinery - Farming -- 0.1%
   Case New Holland, Inc.
    Senior Notes
    6.00% due 06/01/09...................................    175,000    175,000
                                                                     ----------
 Medical Information Systems -- 0.1%
   Spheris, Inc.
    Senior Sub. Notes
    11.00% due 12/15/12..................................    510,000    432,225
                                                                     ----------
 Medical Products -- 0.6%
   Baxter International, Inc.
    Senior Notes
    5.90% due 09/01/16...................................    400,000    426,647
   ReAble Therapeutics Finance LLC / ReAble Therapeutics
    Finance Corp.
    Senior Notes
    10.88% due 11/15/14*.................................     25,000     23,625
   ReAble Therapeutics Finance LLC / ReAble Therapeutics
    Finance Corp.
    Company Guar. Notes
    11.75% due 11/15/14..................................    370,000    321,900
   Universal Hospital Services, Inc.
    Senior Sec. Notes
    8.29% due 06/01/15(5)................................    205,000    192,700
   Universal Hospital Services, Inc.
    Sec. Bonds
    8.50% due 06/01/15...................................    690,000    688,275
   VWR Funding, Inc.
    Company Guaranteed Notes
    10.25% due 07/15/15..................................    410,000    384,375
                                                                     ----------
                                                                      2,037,522
                                                                     ----------
 Medical - Drugs -- 0.3%
   Abbott Laboratories
    Notes
    6.15% due 11/30/37...................................      8,000      8,312
   American Home Products Corp.
    Notes
    6.95% due 03/15/11...................................    131,000    142,661
   AstraZeneca PLC
    Senior Notes
    5.90% due 09/15/17...................................     85,000     91,341
   Schering - Plough Corp.
    Senior Notes
    6.55% due 09/15/37...................................     75,000     76,573
   Wyeth
    Bonds
    5.50% due 02/01/14...................................    478,000    499,491
                                                                     ----------
                                                                        818,378
                                                                     ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount(1)   (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Medical - HMO -- 0.2%
        Multiplan, Inc.
         Senior Sub. Notes
         10.38% due 04/15/16*...................... $  485,000 $  448,625
        UnitedHealth Group, Inc.
         Senior Notes
         6.88% due 02/15/38........................    173,000    171,356
                                                               ----------
                                                                  619,981
                                                               ----------
      Medical - Hospitals -- 1.5%
        Community Health Systems, Inc.
         Senior Notes
         8.88% due 07/15/15........................  1,465,000  1,437,531
        HCA, Inc.
         Senior Notes
         6.25% due 02/15/13........................    335,000    290,613
        HCA, Inc.
         Senior Notes
         8.75% due 09/01/10........................     80,000     80,400
        HCA, Inc.
         Senior Notes
         9.13% due 11/15/14........................    285,000    290,700
        HCA, Inc.
         Senior Notes
         9.25% due 11/15/16........................  1,835,000  1,880,875
        HCA, Inc.
         Senior Notes
         9.63% due 11/15/16........................    455,000    469,787
        IASIS Healthcare LLC / IASIS Capital Corp.
         Bank Guar. Notes
         8.75% due 06/15/14........................    455,000    449,313
                                                               ----------
                                                                4,899,219
                                                               ----------
      Medical - Nursing Homes -- 0.1%
        Sun Healthcare Group, Inc.
         Senior Notes
         9.13% due 04/15/15........................    290,000    279,125
                                                               ----------
      Metal Processors & Fabrication -- 0.1%
        Commercial Metals Co.
         Senior Notes
         6.50% due 07/15/17........................    175,000    184,643
                                                               ----------
      Metal - Aluminum -- 0.2%
        Alcoa, Inc.
         Notes
         6.00% due 01/15/12........................    214,000    222,009
        Alcoa, Inc.
         Bonds
         6.50% due 06/15/18........................    371,000    387,059
                                                               ----------
                                                                  609,068
                                                               ----------
      Metal - Diversified -- 0.4%
        Freeport - McMoRan Copper & Gold, Inc.
         Senior Notes
         8.25% due 04/01/15........................    190,000    199,737
        Freeport - McMoRan Copper & Gold, Inc.
         Senior Notes
         8.38% due 04/01/17........................    535,000    567,100
        Noranda Aluminium Acquisition Corp.
         Senior Notes
         8.74% due 05/15/15*.......................    645,000    496,650
        Noranda Aluminium Holding Corp.
         Senior Notes
         10.49% due 11/15/14*......................    200,000    152,000
                                                               ----------
                                                                1,415,487
                                                               ----------

                                                                  Market
                                                      Principal   Value
                   Security Description               Amount(1)  (Note 2)

     ---------------------------------------------------------------------
     Multimedia -- 0.4%
       Belo Corp.
        Senior Notes
        6.75% due 05/30/13........................... $ 45,000  $   44,166
       Haights Cross Operating Co.
        Company Guar. Senior Notes
        11.75% due 08/15/11..........................  100,000     100,625
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28...........................  383,000     403,645
       Time Warner Cos, Inc.
        Company Guaranteed Notes
        7.25% due 10/15/17...........................  165,000     176,649
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33...........................  128,000     147,703
       Viacom, Inc.
        Senior Notes
        6.88% due 04/30/36...........................  383,000     366,205
                                                                ----------
                                                                 1,238,993
                                                                ----------
     Networking Products -- 0.0%
       Cisco Systems, Inc.
        Senior Notes
        5.50% due 02/22/16...........................  131,000     135,338
                                                                ----------
     Non - Ferrous Metals -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(6)(9)(14)(18)...........   75,000           0
                                                                ----------
     Non - Hazardous Waste Disposal -- 0.3%
       Allied Waste North America, Inc.
        Senior Notes
        7.88% due 04/15/13...........................  560,000     571,900
       Waste Management, Inc.
        Company Guar. Notes
        6.88% due 05/15/09...........................  330,000     342,152
       Waste Services, Inc.
        Senior Sub. Notes
        9.50% due 04/15/14...........................   35,000      33,162
                                                                ----------
                                                                   947,214
                                                                ----------
     Office Automation & Equipment -- 0.3%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15...........................  700,000     693,875
       Pitney Bowes, Inc.
        Notes
        5.25% due 01/15/37...........................  219,000     225,213
       Pitney Bowes, Inc.
        Notes
        5.75% due 09/15/17...........................  196,000     201,347
                                                                ----------
                                                                 1,120,435
                                                                ----------
     Oil Companies - Exploration & Production -- 1.7%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*.........................  250,000     255,000
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12...........................  105,000     105,000
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14...........................  380,000     330,600
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15...........................  310,000     263,500

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Market
                                                        Principal    Value
                   Security Description                 Amount(1)   (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Oil Companies - Exploration & Production (continued)
     Chaparral Energy, Inc.
      Company Guaranteed Notes
      8.88% due 02/01/17............................... $   45,000 $   38,475
     Chesapeake Energy Corp.
      Senior Notes
      6.25% due 01/15/18...............................    425,000    405,875
     Chesapeake Energy Corp.
      Senior Notes
      6.63% due 01/15/16...............................    410,000    399,237
     Chesapeake Energy Corp.
      Company Guar. Notes
      6.88% due 11/15/20...............................     75,000     72,187
     Dune Energy, Inc.
      Senior Sec. Notes
      10.50% due 06/01/12..............................    145,000    125,425
     Encore Acquisition Co.
      Senior Sub. Notes
      6.00% due 07/15/15...............................    320,000    287,200
     Encore Acquisition Co.
      Senior Sub. Notes
      6.25% due 04/15/14...............................    135,000    125,550
     Energy Partners, Ltd.
      Senior Notes
      9.75% due 04/15/14...............................    490,000    410,375
     Exco Resources, Inc.
      Company Guar. Notes
      7.25% due 01/15/11...............................     65,000     62,563
     Hilcorp Energy I LP/Hilcorp Finance Co.
      Senior Notes
      7.75% due 11/01/15*..............................    870,000    819,975
     Quicksilver Resources, Inc.
      Company Guar. Notes
      7.13% due 04/01/16...............................    160,000    153,200
     Sabine Pass LNG LP
      Company Guaranteed Senior Notes
      7.25% due 11/30/13...............................    210,000    205,800
     Sabine Pass LNG LP
      Sec. Notes
      7.50% due 11/30/16...............................  1,200,000  1,176,000
     Transmeridian Exploration, Inc.
      Company Guar. Notes
      12.00% due 12/15/10..............................    195,000    159,900
                                                                   ----------
                                                                    5,395,862
                                                                   ----------
   Oil Companies - Integrated -- 0.2%
     Hess Corp.
      Bonds
      7.88% due 10/01/29...............................    160,000    189,919
     Phillips Petroleum Co.
      Debentures
      7.00% due 03/30/29...............................    290,000    325,904
                                                                   ----------
                                                                      515,823
                                                                   ----------
   Oil Refining & Marketing -- 0.1%
     The Premcor Refining Group, Inc.
      Company Guar. Notes
      6.75% due 05/01/14...............................    180,000    188,472
                                                                   ----------
   Oil - Field Services -- 0.2%
     Allis - Chalmers Energy, Inc.
      Company Guar. Notes
      9.00% due 01/15/14...............................    215,000    196,725
     Helix Energy Solutions Group, Inc.
      Senior Notes
      9.50% due 01/15/16*..............................    225,000    225,000

                                                             Market
                                                 Principal   Value
                   Security Description          Amount(1)  (Note 2)

          -----------------------------------------------------------
          Oil - Field Services (continued)
            Key Energy Services, Inc.
             Senior Notes
             8.38% due 12/01/14*................ $205,000  $  205,512
            Oslo Seismic Services, Inc.
             1st Mtg. Bonds
             8.28% due 06/01/11.................   95,218     102,349
                                                           ----------
                                                              729,586
                                                           ----------
          Paper & Related Products -- 0.4%
            Abitibi - Consolidated Finance LP
             Company Guar. Bonds
             7.88% due 08/01/09.................  180,000     115,200
            Bowater, Inc.
             Notes
             6.50% due 06/15/13.................  295,000     175,525
            Caraustar Industries, Inc.
             Notes
             7.38% due 06/01/09.................  360,000     288,000
            Georgia - Pacific Corp.
             Company Guar. Notes
             7.00% due 01/15/15*................  345,000     323,437
            Georgia - Pacific Corp.
             Company Guar. Notes
             7.13% due 01/15/17*................  120,000     111,600
            NewPage Corp.
             Sec. Notes
             10.00% due 05/01/12................   50,000      50,125
            NewPage Corp.
             Senior Notes
             10.00% due 05/01/12*...............  135,000     135,338
                                                           ----------
                                                            1,199,225
                                                           ----------
          Physicians Practice Management -- 0.3%
            US Oncology, Inc.
             Senior Sub. Notes
             10.75% due 08/15/14................  865,000     854,187
                                                           ----------
          Pipelines -- 1.5%
            Atlas Pipeline Partners LP
             Company Guar. Notes
             8.13% due 12/15/15.................  280,000     275,800
            CenterPoint Energy Resources Corp.
             Notes
             7.75% due 02/15/11.................  460,000     504,877
            Copano Energy LLC
             Company Guar. Notes
             8.13% due 03/01/16.................  485,000     494,700
            Duke Energy Field Services LLC
             Notes
             6.88% due 02/01/11.................  300,000     317,161
            Dynegy Holdings, Inc.
             Senior Notes
             8.75% due 02/15/12.................  375,000     379,687
            Dynegy - Roseton Danskammer
             Pass Through Certs. Series B
             7.67% due 11/08/16.................  450,000     449,719
            El Paso Corp.
             Senior Sub. Notes
             6.88% due 06/15/14.................  350,000     353,500
            El Paso Natural Gas Co.
             Debentures
             8.63% due 01/15/22.................  275,000     312,591
            MarkWest Energy Partners LP
             Senior Notes
             6.88% due 11/01/14.................  245,000     231,831

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Market
                                                  Principal   Value
                  Security Description            Amount(1)  (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Pipelines (continued)
           MarkWest Energy Partners LP
            Company Guar. Notes
            8.50% due 07/15/16................... $325,000  $  324,188
           NGC Corp Capital Trust
            Guar. Bonds
            8.32% due 06/01/27...................  375,000     330,000
           Panhandle Eastern Pipeline Co.
            Senior Notes
            6.20% due 11/01/17...................  247,000     246,443
           Tennessee Gas Pipeline Co.
            Debentures
            7.00% due 10/15/28...................  200,000     198,665
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................  245,000     267,050
                                                            ----------
                                                             4,686,212
                                                            ----------
         Poultry -- 0.1%
           Pilgrim's Pride Corp.
            Senior Sub. Notes
            8.38% due 05/01/17...................  505,000     444,400
                                                            ----------
         Printing - Commercial -- 0.1%
           Valassis Communications, Inc.
            Senior Notes
            8.25% due 03/01/15...................  330,000     278,850
                                                            ----------
         Publishing - Newspapers -- 0.0%
           Knight Ridder, Inc.
            Debentures
            6.88% due 03/15/29...................  146,000      86,045
                                                            ----------
         Publishing - Periodicals -- 0.1%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  590,000     424,800
                                                            ----------
         Quarrying -- 0.1%
           Vulcan Materials
            Senior Notes
            5.60% due 11/30/12...................  210,000     219,901
                                                            ----------
         Real Estate Investment Trusts -- 0.4%
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13...................  291,000     272,320
           Liberty Property LP
            Senior Notes
            5.63% due 10/01/17...................  105,000     102,740
           Omega Healthcare Investors, Inc.
            Senior Notes
            7.00% due 04/01/14...................  615,000     598,088
           PPF Funding, Inc.
            Bonds
            5.35% due 04/15/12*..................   80,000      82,435
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16...................   25,000      22,152
           Simon Property Group LP
            Notes
            5.38% due 08/28/08...................   40,000      40,054
           Vornado Realty LP
            Notes
            4.50% due 08/15/09...................   65,000      63,708
                                                            ----------
                                                             1,181,497
                                                            ----------

                                                                 Market
                                                     Principal   Value
                   Security Description              Amount(1)  (Note 2)

       ------------------------------------------------------------------
       Recycling -- 0.2%
         Aleris International, Inc.
          Company Guar. Notes
          9.00% due 12/15/14........................ $475,000  $  353,875
         Aleris International, Inc.
          Company Guar. Notes
          10.00% due 12/15/16.......................  390,000     267,637
                                                               ----------
                                                                  621,512
                                                               ----------
       Rental Auto/Equipment -- 0.3%
         Erac USA Finance Co.
          Company Guar. Notes
          7.00% due 10/15/37*.......................  195,000     162,722
         Erac USA Finance Co.
          Notes
          7.35% due 06/15/08*.......................  210,000     212,126
         Rental Service Corp.
          Notes
          9.50% due 12/01/14........................  295,000     241,163
         United Rentals North America, Inc.
          Senior Sub. Notes
          7.75% due 11/15/13........................  560,000     456,400
                                                               ----------
                                                                1,072,411
                                                               ----------
       Research & Development -- 0.1%
         Alion Science and Technology Corp.
          Company Guar. Notes
          10.25% due 02/01/15.......................  415,000     272,863
                                                               ----------
       Retail - Discount -- 0.0%
         Wal - Mart Stores, Inc.
          Senior Notes
          6.50% due 08/15/37........................  129,000     137,672
                                                               ----------
       Retail - Drug Store -- 0.4%
         CVS Caremark Corp.
          Senior Notes
          6.25% due 06/01/27........................  102,000     103,360
         CVS Caremark Corp.
          Pass Through Certs.
          6.94% due 01/10/30*.......................  124,826     130,474
         CVS Lease Pass Through Trust
          Pass Through Certs.
          6.04% due 12/10/28*.......................  360,349     347,578
         Rite Aid Corp.
          Senior Notes
          9.25% due 06/01/13........................  180,000     147,150
         Rite Aid Corp.
          Senior Notes
          9.50% due 06/15/17........................  675,000     516,375
                                                               ----------
                                                                1,244,937
                                                               ----------
       Retail - Major Department Stores -- 0.0%
         Saks, Inc.
          Company Guar. Notes
          9.88% due 10/01/11........................  150,000     150,750
                                                               ----------
       Retail - Music Store -- 0.0%
         MTS, Inc.
          Senior Notes
          10.00% due 03/15/09+(6)(8)(9)(11)(12)(14).   16,572       4,309
                                                               ----------
       Retail - Petroleum Products -- 0.1%
         Ferrellgas LP
          Senior Notes
          6.75% due 05/01/14........................  450,000     439,313
                                                               ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                     Principal  Value
                    Security Description             Amount(1) (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Retail - Regional Department Stores -- 0.1%
           Neiman - Marcus Group, Inc.
            Company Guar. Notes
            9.00% due 10/15/15...................... $200,000  $199,000
           Neiman - Marcus Group, Inc.
            Senior Sub. Notes
            10.38% due 10/15/15.....................   30,000    29,888
                                                               --------
                                                                228,888
                                                               --------
         Retail - Restaurants -- 0.2%
           Dave & Buster's, Inc.
            Company Guar. Notes
            11.25% due 03/15/14.....................  165,000   150,150
           McDonald's Corp.
            Senior Notes
            6.30% due 03/01/38......................  180,000   184,924
           NPC International, Inc.
            Company Guar. Notes
            9.50% due 05/01/14......................  305,000   265,350
                                                               --------
                                                                600,424
                                                               --------
         Rubber - Tires -- 0.1%
           Cooper Standard Automotive, Inc.
            Company Guar. Notes
            8.38% due 12/15/14......................  325,000   243,750
                                                               --------
         Rubber/Plastic Products -- 0.0%
           Venture Holdings Co. LLC
            Company Guar. Notes
            11.00% due 06/01/07+(9)(13)(15).........   25,000         3
                                                               --------
         Savings & Loans/Thrifts -- 0.2%
           Independence Community Bank Corp.
            Sub. Notes
            3.50% due 06/20/13(5)...................   48,000    47,803
           Sovereign Bancorp, Inc.
            Senior Notes
            4.80% due 09/01/10......................  120,000   118,917
           Washington Mutual Preferred Funding III
            Bonds
            6.90% due 06/15/12*(5)(19)..............  200,000   137,847
           Washington Mutual, Inc.
            Senior Notes
            5.50% due 08/24/11......................  140,000   131,038
           Western Financial Bank
            Senior Debentures
            9.63% due 05/15/12......................   92,000    99,008
                                                               --------
                                                                534,613
                                                               --------
         Soap & Cleaning Preparation -- 0.0%
           Johnsondiversey Holdings, Inc.
            Notes
            10.67% due 05/15/13(10).................   25,000    23,875
                                                               --------
         Special Purpose Entities -- 1.7%
           AAC Group Holding Corp.
            Senior Notes
            10.25% due 10/01/12(10).................  175,000   145,250
           AMR HoldCo, Inc./EmCare HoldCo, Inc.
            Senior Sub. Notes
            10.00% due 02/15/15.....................  100,000   106,000
           Axcan Intermediate Holdings, Inc.
            Senior Notes
            9.25% due 03/01/15*.....................  250,000   247,500
           BAE Systems Holdings, Inc.
            Notes
            5.20% due 08/15/15*.....................  478,000   477,565
           Buffalo Thunder Development Authority
            Senior Notes
            9.38% due 12/15/14*.....................  315,000   239,400

                                                                         Market
                                                             Principal   Value
                   Security Description                      Amount(1)  (Note 2)

---------------------------------------------------------------------------------
Special Purpose Entities (continued)
  Capital One Capital IV
   Company Guar. Bonds
   6.75% due 02/17/37(5).................................... $ 85,000  $   58,239
  CCM Merger, Inc.
   Notes
   8.00% due 08/01/13*......................................  645,000     564,375
  Chukchansi Economic Development Authority
   Senior Notes
   8.00% due 11/15/13*......................................  375,000     345,000
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  151,000     158,361
  Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft
   Notes Co.
   Senior Notes
   8.88% due 04/01/15.......................................    5,000       5,100
  Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft
   Notes Co.
   Senior Notes
   9.75% due 04/01/17.......................................  545,000     540,912
  Hexion US Fin Corp.
   Company Guar. Notes
   9.75% due 11/15/14.......................................  355,000     367,425
  ING USA Global Funding Trust
   Notes
   4.25% due 10/01/10.......................................   80,000      82,804
  KAR Holdings, Inc.
   Company Guar. Notes
   7.24% due 05/01/14*(5)...................................  135,000     112,725
  KAR Holdings, Inc.
   Senior Notes
   8.75% due 05/01/14*......................................  105,000      93,975
  Local TV Finance LLC
   Senior Notes
   9.25% due 06/15/15*......................................  245,000     199,675
  MedCath Holdings Corp.
   Senior Notes
   9.88% due 07/15/12.......................................   92,000      94,990
  MXEnergy Holdings, Inc.
   Senior Notes
   10.69% due 08/01/11(5)...................................  245,000     222,950
  Norbord Delaware GP I
   Company Guar. Notes
   6.45% due 02/15/17*......................................   58,000      47,268
  PNA Intermediate Holding Corp.
   Senior Notes
   11.87% due 02/15/13*.....................................  160,000     145,600
  Pricoa Global Funding I
   Notes
   5.30% due 09/27/13*......................................  100,000     105,186
  Principal Life Global Funding I
   Sec. Notes
   5.25% due 01/15/13*......................................  163,000     166,075
  Snoqualmie Entertainment Authority
   Senior Sec. Notes
   6.94% due 02/01/14*(5)...................................  185,000     160,025
  Snoqualmie Entertainment Authority
   Notes
   9.13% due 02/01/15*......................................  525,000     467,250
  Southern Star Central Corp.
   Senior Notes
   6.75% due 03/01/16.......................................  150,000     143,625
                                                                       ----------
                                                                        5,297,275
                                                                       ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Market
                                                 Principal   Value
                   Security Description          Amount(1)  (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Specified Purpose Acquisitions -- 0.1%
            ESI Tractebel Acquisition Corp.
             Company Guar. Bonds
             7.99% due 12/30/11................. $195,000  $  199,161
                                                           ----------
          Steel - Producers -- 0.5%
            International Steel Group, Inc.
             Senior Notes
             6.50% due 04/15/14.................  210,000     218,704
            Reliance Steel & Aluminum Co.
             Company Guar. Notes
             6.85% due 11/15/36.................  380,000     356,493
            Ryerson, Inc.
             Senior Sec. Notes
             10.61% due 11/01/14*(5)............  350,000     323,750
            Ryerson, Inc.
             Senior Sec. Notes
             12.00% due 11/01/15*...............  465,000     437,100
            Steel Dynamics, Inc.
             Company Guar. Notes
             6.75% due 04/01/15.................  325,000     317,688
            United States Steel Corp.
             Senior Notes
             7.00% due 02/01/18.................   78,000      77,259
                                                           ----------
                                                            1,730,994
                                                           ----------
          Steel - Specialty -- 0.0%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................   50,000      53,250
                                                           ----------
          Storage/Warehousing -- 0.1%
            Mobile Mini, Inc.
             Notes
             6.88% due 05/01/15.................  290,000     234,900
            Mobile Services Group, Inc.
             Company Guar. Notes
             9.75% due 08/01/14.................  245,000     229,075
                                                           ----------
                                                              463,975
                                                           ----------
          Telecom Services -- 0.6%
            Bellsouth Telecommunications, Inc.
             Debentures
             7.00% due 12/01/95.................  154,000     155,060
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.18% due 12/15/23.................   25,000      22,500
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.20% due 11/29/23.................  125,000     112,500
            MasTec, Inc.
             Senior Notes
             7.63% due 02/01/17.................  150,000     132,750
            PAETEC Holding Corp.
             Company Guaranteed Notes
             9.50% due 07/15/15.................  635,000     588,962
            Qwest Corp.
             Senior Notes
             6.50% due 06/01/17.................  190,000     173,375
            Qwest Corp.
             Senior Notes
             7.50% due 10/01/14.................  375,000     371,250
            Verizon Global Funding Corp.
             Senior Notes
             6.88% due 06/15/12.................  200,000     220,387
                                                           ----------
                                                            1,776,784
                                                           ----------

                                                                Market
                                                   Principal    Value
                  Security Description             Amount(1)   (Note 2)

       -----------------------------------------------------------------
       Telephone - Integrated -- 1.4%
         AT&T Corp.
          Senior Notes
          7.30% due 11/15/11...................... $  344,000 $  381,454
         BellSouth Corp.
          Senior Notes
          6.00% due 10/15/11......................    600,000    640,114
         Cincinnati Bell, Inc.
          Company Guar. Notes
          7.00% due 02/15/15......................     30,000     28,200
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23......................     25,000     22,500
         Cincinnati Bell, Inc.
          Company Guar. Notes
          8.38% due 01/15/14......................    410,000    393,600
         Citizens Communications Co.
          Senior Notes
          7.13% due 03/15/19......................    125,000    113,750
         Citizens Communications Co.
          Senior Notes
          9.00% due 08/15/31......................    342,000    314,640
         GTE Northwest, Inc.
          Debentures
          5.55% due 10/15/08......................     40,000     40,456
         Pacific Bell Telephone Co.
          Company Guaranteed Notes
          7.13% due 03/15/26......................    200,000    211,817
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14......................  1,035,000  1,006,537
         Southwestern Bell Telephone Co.
          Notes
          6.55% due 10/07/08......................    200,000    203,258
         Sprint Capital Corp.
          Company Guar. Bonds
          6.38% due 05/01/09......................    325,000    312,000
         Sprint Capital Corp.
          Company Guar. Notes
          6.88% due 11/15/28......................    338,000    236,600
         Verizon New York, Inc.
          Debentures
          6.88% due 04/01/12......................    300,000    322,856
         Windstream Corp.
          Company Guar. Notes
          8.63% due 08/01/16......................    250,000    254,375
                                                              ----------
                                                               4,482,157
                                                              ----------
       Television -- 0.6%
         Allbritton Communications Co.
          Senior Sub. Notes
          7.75% due 12/15/12......................    385,000    383,075
         Bonten Media Acquisition Co.
          Company Guar. Notes
          9.00% due 06/01/15*.....................     75,000     54,844
         ION Media Networks, Inc.
          Senior Notes
          7.51% due 01/15/12*(5)..................     70,000     58,100
         ION Media Networks, Inc.
          Sec. Senior Notes
          10.51% due 01/15/13*(5).................  1,080,000    832,950
         LIN Television Corp.
          Senior Sub. Notes
          6.50% due 05/15/13......................    310,000    280,550

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                            Market
                                                Principal   Value
                   Security Description         Amount(1)  (Note 2)
            --------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Television (continued)
              Young Broadcasting, Inc.
               Senior Sub. Notes
               8.75% due 01/15/14.............. $230,000  $  148,350
              Young Broadcasting, Inc.
               Company Guar. Notes
               10.00% due 03/01/11.............  380,000     262,200
                                                          ----------
                                                           2,020,069
                                                          ----------
            Theaters -- 0.4%
              AMC Entertainment, Inc.
               Senior Sub. Notes
               8.00% due 03/01/14..............  875,000     737,187
              Cinemark, Inc.
               Senior Notes
               9.75% due 03/15/14(10)..........  660,000     600,600
                                                          ----------
                                                           1,337,787
                                                          ----------
            Transactional Software -- 0.1%
              Open Solutions, Inc.
               Senior Sub. Notes
               9.75% due 02/01/15*.............  365,000     288,350
                                                          ----------
            Transport - Air Freight -- 0.5%
              Atlas Air, Inc.
               Pass Through Certs.
               Series 1991-1, Class A-2
               6.88% due 01/02/11..............  144,144     141,261
              Atlas Air, Inc.
               Pass Through Certs.
               Series 1991-1, Class A-1
               7.20% due 01/02/19..............  341,352     336,232
              Atlas Air, Inc.
               Pass Through Certs.
               Series 1991-1, Class B
               7.63% due 01/02/15..............  486,267     534,894
              Atlas Air, Inc.
               Pass Through Certs.
               Series 2000-1, Class A
               8.71% due 01/02/19..............  443,164     433,193
              Atlas Air, Inc.
               Pass Through Certs.
               Series 1991-1, Class C
               8.77% due 01/02/11..............   37,457      37,082
              Atlas Air, Inc.
               Pass Through Certs.
               Series 2000-1, Class B
               9.06% due 07/02/17..............  197,175     234,639
                                                          ----------
                                                           1,717,301
                                                          ----------
            Transport - Rail -- 0.1%
              BNSF Funding Trust I
               Company Guar. Bonds
               6.61% due 12/15/55(5)...........  170,000     154,740
              CSX Corp.
               Senior Notes
               6.25% due 03/15/18..............  264,000     269,311
                                                          ----------
                                                             424,051
                                                          ----------
            Transport - Services -- 0.1%
              Bristow Group, Inc.
               Senior Notes
               7.50% due 09/15/17*.............   80,000      80,200
              PHI, Inc.
               Company Guar. Notes
               7.13% due 04/15/13..............  140,000     128,800

                                                              Market
                                                 Principal    Value
                  Security Description           Amount(1)   (Note 2)

         --------------------------------------------------------------
         Transport - Services (continued)
           United Parcel Service, Inc.
            Senior Notes
            4.50% due 01/15/13.................. $105,000  $    109,366
                                                           ------------
                                                                318,366
                                                           ------------
         Travel Services -- 0.2%
           Travelport LLC
            Company Guar. Notes
            9.75% due 09/01/14(5)...............  135,000       117,112
           Travelport LLC
            Company Guar. Notes
            11.88% due 09/01/16.................  595,000       502,775
                                                           ------------
                                                                619,887
                                                           ------------
         Vitamins & Nutrition Products -- 0.0%
           General Nutrition Centers, Inc.
            Company Guar. Notes
            10.01% due 03/15/14.................  155,000       123,613
                                                           ------------
         Total Corporate Bonds & Notes
            (cost $120,956,445).................            113,666,337
                                                           ------------
         FOREIGN CORPORATE BONDS & NOTES -- 5.5%
         Banks - Commercial -- 0.3%
           Banco Continental de Panama SA
            Notes
            6.63% due 12/01/10*.................   15,000        15,300
           Barclays Bank PLC
            Jr. Sub. Notes
            7.43% due 12/15/17*(5)(19)..........  154,000       155,084
           BOI Capital Funding
            Bank Guar. Bonds
            6.11% due 02/04/16*(5)(19)..........  110,000        90,723
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            4.51% due 12/30/09(5)(19)...........   78,000        48,360
           Credit Agricole SA
            Jr. Sub. Notes
            6.64% due 05/31/17*(5)(19)..........  203,000       175,844
           Landsbanki Islands HF
            Jr. Sub. Notes
            7.43% due 10/19/17*(5)(19)..........  120,000       106,066
           Royal Bank of Scotland Group PLC
            Bonds
            6.99% due 10/05/17*(5)(19)..........  220,000       211,977
                                                           ------------
                                                                803,354
                                                           ------------
         Banks - Money Center -- 0.1%
           HBOS Capital Funding LP
            Bank Guar. Bonds
            6.85% due 03/23/09(19)..............  125,000       109,338
           Mizuho Financial Group Cayman, Ltd.
            Bank Guar. Bonds
            8.38% due 04/27/09(19)..............  100,000       102,017
                                                           ------------
                                                                211,355
                                                           ------------
         Beverages - Wine/Spirits -- 0.0%
           Diageo Capital PLC
            Company Guar. Notes
            5.75% due 10/23/17..................   85,000        87,489
                                                           ------------
         Broadcast Services/Program -- 0.1%
           Grupo Televisa SA
            Senior Notes
            6.63% due 03/18/25..................  149,000       149,964
                                                           ------------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Market
                                                    Principal   Value
                   Security Description             Amount(1)  (Note 2)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Building & Construction - Misc. -- 0.1%
         North American Energy Partners, Inc.
          Senior Notes
          8.75% due 12/01/11....................... $300,000  $  295,500
                                                              ----------
       Building Products - Doors & Windows -- 0.0%
         Masonite International Corp.
          Company Guar. Notes
          11.00% due 04/06/15......................   40,000      27,600
                                                              ----------
       Cellular Telecom -- 0.2%
         Mobile Telesystems Finance SA
          Company Guar. Senior Notes
          8.38% due 10/14/10.......................  600,000     626,760
                                                              ----------
       Computers - Memory Devices -- 0.1%
         Seagate Technology HDD Holdings
          Company Guar. Notes
          6.80% due 10/01/16.......................  285,000     275,025
                                                              ----------
       Containers - Metal/Glass -- 0.3%
         Vitro SAB de CV
          Senior Notes
          9.13% due 02/01/17.......................  840,000     737,940
         Vitro SAB de CV
          Senior Notes
          11.75% due 11/01/13......................  270,000     280,125
                                                              ----------
                                                               1,018,065
                                                              ----------
       Diversified Financial Services -- 0.3%
         TNK - BP Finance SA
          Senior Notes
          6.13% due 03/20/12.......................  490,000     471,380
         TNK - BP Finance SA
          Company Guar. Senior Notes
          6.88% due 07/18/11.......................  130,000     130,221
         TNK - BP Finance SA
          Company Guar. Bonds
          7.88% due 03/13/18*......................  455,000     441,941
                                                              ----------
                                                               1,043,542
                                                              ----------
       Diversified Manufacturing Operations -- 0.3%
         Bombardier, Inc.
          Senior Notes
          8.00% due 11/15/14*......................  560,000     575,400
         Siemens Financieringsmaatschappij NV
          Notes
          6.13% due 08/17/26*......................  100,000      98,843
         Tyco International Group SA
          Company Guar. Notes
          6.00% due 11/15/13.......................  100,000     105,071
                                                              ----------
                                                                 779,314
                                                              ----------
       Diversified Operations -- 0.1%
         Hutchison Whampoa Finance, Ltd.
          Company Guar. Notes
          7.50% due 08/01/27*......................  200,000     208,748
                                                              ----------
       Electric - Integrated -- 0.1%
         Enel Finance International SA
          Company Guar. Notes
          6.25% due 09/15/17*......................  300,000     314,693
                                                              ----------
       Electric - Transmission -- 0.1%
         EEB International, Ltd.
          Company Guar. Notes
          8.75% due 10/31/14*......................  230,000     241,224
                                                              ----------

                                                             Market
                                                Principal    Value
                  Security Description          Amount(1)   (Note 2)

          -----------------------------------------------------------
          Electronic Components - Misc. -- 0.2%
            NXP BV / NXP Funding LLC
             Company Guar. Notes
             9.50% due 10/15/15................ $  590,000 $  489,334
                                                           ----------
          Food - Meat Products -- 0.2%
            JBS SA
             Company Guar. Notes
             9.38% due 02/07/11................    350,000    350,000
            JBS SA
             Senior Notes
             10.50% due 08/04/16*..............    175,000    171,063
                                                           ----------
                                                              521,063
                                                           ----------
          Independent Power Producer -- 0.0%
            AES Drax Energy, Ltd.
             Sec. Notes
             11.50% due 08/30/10+(9)(12).......    175,000        175
                                                           ----------
          Insurance - Multi - line -- 0.1%
            Aegon NV
             Sub. Bonds
             4.57% due 07/15/14(5)(19).........    112,000     71,792
            AXA SA
             Sub. Notes
             6.38% due 12/14/36*(5)(19)........     92,000     74,335
            ING Groep NV
             Bonds
             5.78% due 12/08/15(5)(19).........    230,000    208,467
                                                           ----------
                                                              354,594
                                                           ----------
          Investment Companies -- 0.1%
            Canadian Oil Sands, Ltd.
             Notes
             5.80% due 08/15/13*...............     92,000     93,747
            Xstrata Finance Canada, Ltd.
             Notes
             6.90% due 11/15/37*...............    179,000    169,074
                                                           ----------
                                                              262,821
                                                           ----------
          Medical - Drugs -- 0.7%
            Angiotech Pharmaceuticals, Inc.
             Company Guar. Notes
             7.75% due 04/01/14................  1,100,000    759,000
            Angiotech Pharmaceuticals, Inc.
             Company Guar. Notes
             8.87% due 12/01/13(5).............    560,000    442,400
            Elan Finance PLC
             Company Guar. Notes
             7.07% due 11/15/11(5).............    870,000    798,225
            Elan Finance PLC
             Company Guar. Bonds
             7.75% due 11/15/11................    295,000    278,037
                                                           ----------
                                                            2,277,662
                                                           ----------
          Metal - Aluminum -- 0.0%
            Alcan, Inc.
             Notes
             6.13% due 12/15/33................    140,000    133,627
                                                           ----------
          Multimedia -- 0.0%
            Quebecor Media, Inc.
             Senior Notes
             7.75% due 03/15/16*...............    125,000    114,688
                                                           ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Market
                                                      Principal    Value
                   Security Description               Amount(1)   (Note 2)
     ----------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Oil Companies - Exploration & Production -- 0.4%
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13........................... $  385,000 $  358,050
       OPTI Canada, Inc.
        Secured Notes
        7.88% due 12/15/14*..........................    815,000    792,587
       OPTI Canada, Inc.
        Company Guar. Notes
        8.25% due 12/15/14*..........................    260,000    256,750
                                                                 ----------
                                                                  1,407,387
                                                                 ----------
     Paper & Related Products -- 0.2%
       Abitibi - Consolidated, Inc.
        Notes
        5.25% due 06/20/08...........................     40,000     33,650
       Abitibi - Consolidated, Inc.
        Notes
        6.00% due 06/20/13...........................     85,000     43,775
       Abitibi - Consolidated, Inc.
        Notes
        8.55% due 08/01/10...........................    750,000    419,062
       Bowater Canada Finance Corp.
        Company Guar. Notes
        7.95% due 11/15/11...........................    110,000     72,050
                                                                 ----------
                                                                    568,537
                                                                 ----------
     Pipelines -- 0.1%
       Enbridge, Inc.
        Bonds
        5.80% due 06/15/14...........................    338,000    346,350
       Kinder Morgan Finance Co. ULC
        Company Guar. Notes
        5.70% due 01/05/16...........................     78,000     72,540
                                                                 ----------
                                                                    418,890
                                                                 ----------
     Printing - Commercial -- 0.1%
       Quebecor World Capital Corp.
        Senior Notes
        8.75% due 03/15/16+*(12)(14).................    730,000    354,050
                                                                 ----------
     Real Estate Operations & Development -- 0.0%
       Brascan Corp.
        Notes
        8.13% due 12/15/08...........................     69,000     70,906
                                                                 ----------
     Satellite Telecom -- 0.3%
       Intelsat Bermuda, Ltd.
        Senior Notes
        11.25% due 06/15/16..........................    155,000    154,419
       Intelsat Intermediate Holding Co., Ltd.
        Senior Notes
        9.25% due 02/01/15(10).......................  1,030,000    862,625
                                                                 ----------
                                                                  1,017,044
                                                                 ----------
     Sovereign -- 0.2%
       Credit Suisse First Boston
        International for City of Kiev Ukraine
        Bonds
        8.00% due 11/06/15...........................    570,000    557,061
                                                                 ----------
     Special Purpose Entities -- 0.2%
       Hellas Telecommunications Luxembourg II
        Sub. Notes
        10.01% due 01/15/15*(5)......................    485,000    354,050
       Hybrid Capital Funding I LP
        Sub. Notes
        8.00% due 06/30/11(19).......................    286,000    195,910

                                                                    Market
                                                       Principal    Value
                 Security Description                  Amount(1)   (Note 2)

  ---------------------------------------------------------------------------
  Special Purpose Entities (continued)
    Rio Tinto Finance USA, Ltd.
     Notes
     2.63% due 09/30/08............................... $   55,000 $    54,868
    SMFG Preferred Capital, Ltd.
     Bonds
     6.08% due 01/25/17*(5)(19).......................    121,000     105,141
                                                                  -----------
                                                                      709,969
                                                                  -----------
  Steel-Producer -- 0.1%
    Citibank Global Markets Deutschland for Severstal
     Notes
     8.63% due 02/24/09...............................    400,000     410,400
                                                                  -----------
  Telecom Services -- 0.0%
    Global Crossing UK Finance PLC
     Company Guar. Notes
     10.75% due 12/15/14..............................    120,000     121,200
                                                                  -----------
  Telephone - Integrated -- 0.3%
    British Telecom PLC
     Senior Notes
     5.15% due 01/15/13...............................    300,000     306,940
    British Telecommunications PLC
     Bonds
     8.63% due 12/15/30...............................    230,000     299,184
    Telecom Italia Capital
     Company Guar. Notes
     5.25% due 11/15/13...............................    105,000     104,015
    Telecom Italia Capital SA
     Company Guar. Bonds
     6.20% due 07/18/11...............................    350,000     362,390
                                                                  -----------
                                                                    1,072,529
                                                                  -----------
  Transport - Marine -- 0.1%
    Ultrapetrol Bahamas, Ltd.
     1st Mtg. Bonds
     9.00% due 11/24/14...............................    245,000     223,256
                                                                  -----------
  Transport - Rail -- 0.1%
    Canadian National Railway Co.
     Notes
     6.38% due 10/15/11...............................    315,000     339,446
                                                                  -----------
  Total Foreign Corporate Bonds & Notes
     (cost $19,405,866)...............................             17,507,272
                                                                  -----------
  FOREIGN GOVERNMENT AGENCIES -- 28.1%
  Sovereign -- 28.1%
    Federal Republic of Brazil
     Bonds
     6.00% due 01/17/17...............................  1,630,000   1,670,750
    Federal Republic of Brazil
     Bonds
     7.13% due 01/20/37...............................  1,080,000   1,165,320
    Federal Republic of Brazil
     Notes
     8.00% due 01/15/18...............................  1,610,000   1,823,325
    Federal Republic of Brazil
     Bonds
     8.25% due 01/20/34...............................    875,000   1,056,563
    Federal Republic of Brazil
     Notes
     8.75% due 02/04/25...............................  1,070,000   1,326,800
    Federal Republic of Brazil
     Bonds
     8.88% due 10/14/19...............................    750,000     933,750

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Market
                                                  Principal       Value
               Security Description               Amount(1)      (Note 2)
      --------------------------------------------------------------------
      FOREIGN GOVERNMENT AGENCIES (continued)
      Sovereign (continued)
        Federal Republic of Brazil
         Notes
         8.88% due 04/15/24.................. $         240,000 $  300,000
        Federal Republic of Brazil
         Notes
         11.00% due 08/17/40.................         1,975,000  2,655,387
        Federal Republic of Brazil
         Bonds
         12.50% due 01/05/16.................  BRL      900,000    570,782
        Federal Republic of Germany
         Bonds
         4.25% due 07/04/14..................  EUR      530,000    836,926
        Federal Republic of Germany
         Bonds
         4.50% due 01/04/13..................  EUR    1,617,000  2,579,679
        Federal Rebublic of Germany
         Bonds
         5.25% due 07/04/10..................  EUR      480,000    762,758
        Federal Republic of Germany
         Bonds
         5.50% due 01/04/31..................  EUR      498,000    865,801
        Government of Australia
         Bonds
         5.25% due 08/15/10..................  AUD    2,515,000  2,267,363
        Government of Australia
         Bonds
         5.75% due 06/15/11..................   AUD   3,040,000  2,760,575
        Government of Australia
         Bonds
         7.50% due 09/15/09..................   AUD4  4,375,000  4,120,565
        Government of France
         Bonds
         3.00% due 10/25/15..................   EUR     695,000  1,002,707
        Government of France
         Bonds
         4.75% due 04/25/35..................   EUR     339,000    528,765
        Government of Japan
         Bonds
         1.40% due 06/20/12..................   JPY 200,000,000  1,975,668
        Government of Japan
         Bonds
         1.40% due 12/20/15..................   JPY 425,000,000  4,181,372
        Government of Switzerland
         Bonds
         3.50% due 08/07/10..................  CHF    3,050,000  2,998,431
        Hungary Government
         Bond
         6.25% due 08/24/10..................  HUF  100,000,000    541,296
        Hungary Government
         Bond
         6.50% due 08/12/09..................  HUF  100,000,000    557,016
        Indonesia Government International
         Bond
         6.88% due 01/17/18*.................           370,000    384,800
        Kingdom of Belgium
         Bonds
         4.00% due 03/28/17..................  EUR    1,220,000  1,839,698
        Kingdom of Denmark
         Bonds
         4.00% due 08/15/08..................  DKK   10,040,000  2,043,397
        Kingdom of Norway
         Bonds
         5.50% due 05/15/09..................  NOK   17,600,000  3,392,952
        Kingdom of Norway
         Bonds
         6.50% due 05/15/13..................  NOK   18,390,000  3,888,764

                                                            Market
                                            Principal       Value
               Security Description         Amount(1)      (Note 2)

            --------------------------------------------------------
            Sovereign (continued)
              Kingdom of Spain
               Bonds
               5.75% due 07/30/32...... EUR $     170,000 $  299,921
              Kingdom of Sweden
               Bonds
               4.50% due 08/12/15...... SEK    10,755,000  1,809,448
              Kingdom of Sweden
               Bonds
               5.00% due 01/28/09...... SEK    17,590,000  2,874,660
              Republic of Argentina
               Notes
               1.33% due 12/31/38(20)..         2,367,637    911,777
              Republic of Argentina
               Notes
               8.28% due 12/31/33......           824,253    726,167
              Republic of Colombia
               Bonds
               7.38% due 09/18/37......         2,000,000  2,127,000
              Republic of Columbia
               Bonds
               8.13% due 05/21/24......           250,000    287,500
              Republic of Colombia
               Bonds
               12.00% due 10/22/15..... COP 2,660,000,000  1,539,604
              Republic of Ecuador
               Bonds
               10.00% due 08/15/30(20).           670,000    656,600
              Republic of Greece
               Senior Notes
               4.50% due 09/20/37...... EUR       545,000    761,160
              Republic of Indonesia
               Bonds
               6.63% due 02/17/37......         1,085,000  1,016,582
              Republic of Indonesia
               Bonds
               7.50% due 01/15/16......           440,000    477,297
              Republic of Indonesia
               Notes
               8.50% due 10/12/35......           430,000    492,894
              Republic of Pakistan
               Bonds
               6.88% due 06/01/17*.....           330,000    280,500
              Republic of Peru
               Notes
               7.35% due 07/21/25......           805,000    901,600
              Republic of Peru
               Bonds
               8.75% due 11/21/33......           380,000    493,050
              Republic of Philippines
               Bonds
               7.75% due 01/14/31......         1,080,000  1,194,750
              Republic of Philippines
               Notes
               8.00% due 01/15/16......           550,000    621,500
              Republic of Philippines
               Notes
               8.88% due 03/17/15......           850,000    995,563
              Republic of Philippines
               Senior Notes
               9.50% due 02/02/30......           540,000    702,648
              Republic of South Africa
               Bonds
               5.88% due 05/30/22......           600,000    588,651
              Republic of Turkey
               Notes
               6.88% due 03/17/36......           580,000    535,050

87

                                       -

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Market
                                                 Principal    Value
                  Security Description           Amount(1)   (Note 2)
         -------------------------------------------------------------
         FOREIGN GOVERNMENT AGENCIES (continued)
         Sovereign (continued)
           Republic of Turkey
            Notes
            7.00% due 06/05/20.................. $1,070,000 $1,082,038
           Republic of Turkey
            Notes
            7.25% due 03/15/15..................  1,095,000  1,162,069
           Republic of Turkey
            Notes
            8.00% due 02/14/34..................    250,000    265,938
           Republic of Turkey
            Notes
            9.50% due 01/15/14..................    750,000    880,350
           Republic of Turkey
            Senior Notes
            11.88% due 01/15/30.................    750,000  1,135,275
           Republic of Uruguay
            Notes
            7.63% due 03/21/36..................    510,000    524,025
           Republic of Uruguay
            Bonds
            8.00% due 11/18/22..................  1,480,000  1,598,400
           Republic of Uruguay
            Notes
            9.25% due 05/17/17..................    280,000    333,200
           Republic of Venezuela
            Bonds
            5.75% due 02/26/16..................    410,000    337,225
           Republic of Venezuela
            Bonds
            6.00% due 12/09/20..................    180,000    137,880
           Republic of Venezuela
            Bonds
            7.00% due 12/01/18..................    200,000    174,771
           Republic of Venezuela
            Notes
            8.50% due 10/08/14..................    300,000    289,500
           Republic of Venezuela
            Bonds
            9.25% due 09/15/27..................  1,120,000  1,103,200
           Republic of Venezuela
            Bonds
            9.38% due 01/13/34..................    560,000    546,560
           Russian Federation
            Bonds
            7.50% due 03/31/30(20)..............  4,128,300  4,718,234
           Turkey Government International
            Bond
            7.25% due 03/05/38..................    550,000    534,053
           Ukrainian Soviet Socialist Republic
            Senior Notes
            6.58% due 11/21/16..................    250,000    247,250
           Ukrainian Soviet Socialist Republic
            Bonds
            6.75% due 11/14/17*.................    470,000    464,520
           United Mexican States
            Notes
            5.63% due 01/15/17..................  2,300,000  2,395,450
           United Mexican States
            Bonds
            6.05% due 01/11/40..................    800,000    790,000
           United Mexican States
            Notes
            6.75% due 09/27/34..................  1,220,000  1,340,780
           United Mexican States
            Bonds
            7.50% due 04/08/33..................    440,000    524,700

                                                               Market
                                                  Principal    Value
                  Security Description            Amount(1)   (Note 2)

        ----------------------------------------------------------------
        Sovereign (continued)
          United Mexican States
           Bonds
           8.30% due 08/15/31.................... $  220,000 $   283,800
                                                             -----------
        Total Foreign Government Agencies
           (cost $85,679,391)....................             90,194,350
                                                             -----------
        LOANS -- 0.4%
        Diversified Financial Services -- 0.3%
          Wind Acquisition Holdings Finance S.A.
           11.20% due 12/21/11(8)(9)(16)(17).....  1,058,927     963,624
                                                             -----------
        Leisure Products -- 0.1%
          AMC Entertainment Holdings, Inc.
           7.80% due 06/15/12(8)(9)(16)(17)......    211,032     183,070
                                                             -----------
        Total Loans
           (cost $1,267,771).....................              1,146,694
                                                             -----------
        U.S. GOVERNMENT AGENCIES -- 16.5%
        Federal Home Loan Bank -- 1.1%
          3.63% due 12/17/10.....................  3,000,000   3,073,722
          4.50% due 09/08/08.....................    400,000     403,954
                                                             -----------
                                                               3,477,676
                                                             -----------
        Federal Home Loan Mtg. Corp. -- 9.0%
          4.13% due 07/12/10.....................    200,000     207,330
          4.25% due 06/23/08.....................    400,000     401,766
          4.35% due 06/02/08.....................    400,000     401,522
          4.45% due 03/06/08.....................    400,000     400,054
          4.50% due 02/01/20.....................    373,867     373,622
          4.50% due 08/01/20.....................    150,841     150,743
          4.50% due 01/15/34.....................  1,310,000   1,273,414
          4.75% due 01/18/11.....................    280,000     294,778
          5.00% due 09/01/18.....................    490,934     498,403
          5.00% due 07/01/20.....................    354,551     359,423
          5.00% due 11/15/28.....................    280,000     288,658
          5.00% due 09/15/31.....................    360,000     368,259
          5.00% due 05/01/34.....................    580,517     573,606
          5.00% due 10/15/34.....................  1,310,000   1,307,362
          5.00% due 02/01/35.....................     94,496      93,371
          5.00% due 07/01/35.....................    385,248     380,147
          5.00% due 10/01/35.....................  2,060,100   2,032,824
          5.00% due 11/01/35.....................    863,326     851,896
          5.00% due 11/01/37.....................  1,333,499   1,313,489
          5.32% due 12/01/35(5)..................    398,030     408,098
          5.50% due 11/15/25.....................  2,300,000   2,390,171
          5.50% due 06/15/31.....................    642,000     665,982
          5.50% due 07/01/35.....................    305,865     307,945
          5.50% due 05/01/37.....................  1,470,001   1,479,179
          5.50% due 05/01/37.....................    702,921     707,310
          5.50% due 06/01/37.....................     28,396      28,574
          5.50% due 10/01/37.....................  6,037,488   6,075,186
          5.50% due March TBA....................    520,000     522,925
          5.79% due 01/01/37(5)..................    237,158     243,255
          5.81% due 01/01/37(5)..................    318,926     323,581
          5.96% due 10/01/36(5)..................    408,954     420,910
          6.00% due 01/01/30.....................     28,132      28,972
          6.00% due 02/01/32.....................    176,250     181,183
          6.00% due 07/01/35.....................    234,112     239,443
          6.00% due 05/01/37.....................     27,473      28,074
          6.00% due 10/01/37.....................    689,936     705,035
          6.00% due 10/01/37.....................  1,504,509   1,537,435
          6.19% due 09/01/36(5)..................     93,545      96,039
          6.50% due 07/01/29.....................      5,243       5,504
          6.50% due 12/01/35.....................      1,575       1,641
          6.50% due 02/01/36.....................    158,454     165,053
          6.88% due 09/15/10.....................    772,000     851,625
          7.00% due 06/01/29.....................     13,535      14,399
                                                             -----------
                                                              28,998,186
                                                             -----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                               Principal    Market
                                                Amount/     Value
                  Security Description          Shares     (Note 2)
          -----------------------------------------------------------
          U.S. GOVERNMENT AGENCIES (continued)
          Federal National Mtg. Assoc. -- 6.4%
            4.50% due 06/01/19................ $  326,944 $   328,564
            4.75% due 12/15/10................    251,000     264,440
            5.00% due 01/01/23................  1,470,000   1,487,391
            5.00% due 11/25/30................    350,000     357,510
            5.00% due 10/01/35................  1,025,000   1,011,922
            5.00% due 01/01/37................    129,193     127,293
            5.00% due 03/01/37................    129,632     127,727
            5.00% due 05/01/37................     26,809      26,415
            5.00% due 06/01/37................    665,849     656,060
            5.00% due 07/01/37................    868,532     855,763
            5.00% due 09/01/37................    869,484     856,702
            5.00% due March TBA...............  3,620,000   3,659,596
            5.48% due 01/01/37(5).............  1,131,483   1,193,054
            5.50% due 03/01/18................     22,380      22,990
            5.50% due 11/01/22................    352,428     360,420
            5.50% due 01/01/29................     61,427      62,148
            5.50% due 05/01/29................     19,760      19,973
            5.50% due 06/01/34................    359,515     362,522
            5.50% due 02/01/36(5).............    213,703     218,355
            5.50% due 11/01/36................     67,015      67,448
            5.50% due 04/01/37................    744,836     749,458
            6.00% due 02/01/32................     70,057      72,012
            6.00% due 10/01/34................      3,190       3,269
            6.00% due 10/01/34................      3,347       3,430
            6.00% due 07/01/37................    297,225     303,822
            6.00% due 10/01/37................    850,381     869,257
            6.50% due 12/01/31................     83,567      87,264
            6.50% due 02/01/35................     98,265     101,989
            6.50% due 07/01/36................    294,627     305,512
            6.50% due 07/01/37................  1,846,434   1,914,505
            6.50% due 12/01/99................  3,965,000   4,108,731
            7.50% due 03/01/32................      8,833       9,521
            8.50% due 08/01/31................     12,171      13,431
                                                          -----------
                                                           20,608,494
                                                          -----------
          Total U.S. Government Agencies
             (cost $52,298,696)...............             53,084,356
                                                          -----------
          U.S. GOVERNMENT TREASURIES -- 5.5%
          United States Treasury Bonds -- 1.1%
            2.13% due 01/31/10................  2,000,000   2,018,124
            3.63% due 04/15/28................    571,424     752,940
            4.75% due 02/15/37................    350,000     368,867
            5.00% due 05/15/37................    387,000     424,218
                                                          -----------
                                                            3,564,149
                                                          -----------
          United States Treasury Notes -- 4.4%
            2.88% due 01/31/13................     84,000      85,477
            3.50% due 02/15/18................    107,000     106,733
            3.63% due 01/15/10................    538,000     557,797
            3.63% due 12/31/12................  1,900,000   1,997,523
            4.00% due 06/15/09................  2,810,000   2,897,813
            4.25% due 01/15/11................  1,000,000   1,067,500
            4.25% due 11/15/17................    792,000     837,230
            4.50% due 11/15/15................  1,036,000   1,126,569
            4.50% due 02/15/16................  2,000,000   2,171,250
            4.63% due 11/15/16................    130,000     141,720
            4.63% due 02/15/17................    875,000     952,109
            4.88% due 04/30/11................  1,700,000   1,852,203
            6.50% due 02/15/10................    300,000     327,750
                                                          -----------
                                                           14,121,674
                                                          -----------
          Total U.S. Government Treasuries
             (cost $16,999,837)...............             17,685,823
                                                          -----------

                                                         Principal    Market
                                                          Amount/     Value
                 Security Description                     Shares     (Note 2)

-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
Independent Power Producers -- 0.0%
  Calpine Corp.
   Unsecured Claim
   Class C-7, Claim No. 2625(21)
   (cost $37,349).......................................    2,175        35,625
                                                                   ------------
COMMON STOCK -- 0.5%
Casino Services -- 0.0%
  Shreveport Gaming Holdings, Inc.+(6)(8)(9)............  $ 1,280  $     29,287
                                                                   ------------
Cellular Telecom -- 0.1%
  iPCS, Inc.(8)(9)......................................   27,658       524,672
                                                                   ------------
Independent Power Producers -- 0.1%
  Calpine Corp.+........................................   12,214       230,600
  Mirant Corp.+.........................................      902        33,374
                                                                   ------------
                                                                        263,974
                                                                   ------------
Medical - Hospitals -- 0.1%
  MedCath Corp.+........................................   11,312       235,855
                                                                   ------------
Medical - Outpatient/Home Medical -- 0.0%
  Critical Care Systems International, Inc.+(6)(8)(9)...    5,372            54
                                                                   ------------
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc.+......................    1,852         2,315
                                                                   ------------
Oil - Field Services -- 0.2%
  Trico Marine Services, Inc.+..........................   15,969       631,095
                                                                   ------------
Retail - Music Store -- 0.0%
  MTS, Inc.+(6)(8)(9)...................................    3,863             0
                                                                   ------------
Total Common Stock
   (cost $1,278,482)....................................              1,687,252
                                                                   ------------
PREFERRED STOCK -- 0.5%
Banks - Money Center -- 0.1%
  Santander Finance Preferred SA
   5.66%(5).............................................   11,600       208,800
                                                                   ------------
Banks - Super Regional -- 0.0%
  Wachovia Capital Trust IX
   6.38%................................................    4,350       101,572
                                                                   ------------
Diversified Financial Services -- 0.1%
  General Electric Capital Corp.
   4.50%(20)............................................   12,000       289,200
                                                                   ------------
Medical - Generic Drugs -- 0.1%
  Mylan, Inc.
   6.50%................................................      300       269,133
                                                                   ------------
Oil Companies - Exploration & Production -- 0.1%
  EXCO Resources, Inc. Convertible
   Series A-1
   7.00%(6)(8)..........................................       55       605,000
  Transmeridian Exploration, Inc.
   15.00%(6)(11)........................................    1,247        68,585
                                                                   ------------
                                                                        673,585
                                                                   ------------
Special Purpose Entity -- 0.1%
  Structured Repackaged Asset - Backed Trust Securities
   3.39%(5).............................................    9,200       168,360
                                                                   ------------
Total Preferred Stock
   (cost $1,879,425)....................................              1,710,650
                                                                   ------------
WARRANTS -- 0.0%+
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc.
   Expires 12/15/10
   (strike price $4.31)(6)
   (cost $18,990).......................................    6,905           691
                                                                   ------------
Total Long - Term Investment Securities
   (cost $307,768,285)..................................            304,369,493
                                                                   ------------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                           Principal      Market
                                                            Amount/       Value
                  Security Description                      Shares       (Note 2)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.0%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.49%, dated 02/29/08, to be repurchased
   03/03/08 in the amount of $19,187,981 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 5.83%, due 08/22/14 and having an
   approximate value of $19,760,981
   (cost $19,184,000).................................... $19,184,000  $ 19,184,000
                                                                       ------------
TOTAL INVESTMENTS
   (cost $326,952,285)(22)...............................       100.8%  323,553,493
Liabilities in excess of other assets....................        (0.8)   (2,711,659)
                                                          -----------  ------------
NET ASSETS --                                                   100.0% $320,841,834
                                                          ===========  ============
Bond & Notes Sold Short -- (1.29)%
U.S. Government Agencies -- (1.29)%
  Federal National Mtg. Assoc.
   5.00% due March TBA
   (Proceeds $(4,074,695))............................... $(4,100,000) $ (4,144,846)
                                                                       ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $26,337,766 representing 8.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)In United States dollars unless otherwise indicated.
(2)Collateralized Mortgage Obligation
(3)Commercial Mortgaged Back Security
(4)Variable Rate Security -- the rate reflected is as of February 29, 2008, maturity date reflects next reset date.
(5)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(6)Fair valued security; see Note 2
(7)Variable Rate Security -- the rate reflected is as of February 29, 2008, maturity date reflects the stated maturity date.
(8)To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Strategic Bond Fund held the following restricted securities:

                                        Principal                       Market    Value as
                            Acquisition  Amount/  Acquisition  Market    Value     a % of
           Name                Date      Shares      Cost      Value   Per Share Net Assets
--------------------------- ----------- --------- ----------- -------- --------- ----------
AMC Entertainment
 Holdings Inc.
 7.80% due 06/15/12........  06/08/07   $200,000   $195,000
  Loan Agreement...........  09/17/07      5,525      5,525
                             12/20/07      5,507      5,507
                                        --------   --------
                                        $211,032    206,032   $183,070  $ 86.75     0.06%
                                        --------   --------
Critical Care Systems
 International, Inc. Common
 Stock.....................  06/17/04        635      5,490
                             11/09/04      4,737     35,231
                                        --------   --------
                                           5,372     40,721         54     0.01     0.00
                                        --------   --------
EXCO Resources, Inc.
 Convertible Series A-1
 7.00% Preferred Stock.....  03/29/07         11    110,000
                             08/22/07         44    440,000
                                        --------   --------
                                              55    550,000    605,000   11,000     0.19
                                        --------   --------
ICO North America, Inc.
 Notes
 7.50% due 08/15/09........  08/11/05   $125,000    125,000
                             02/15/08      5,000      5,000
                                        --------   --------
                                         130,000    130,000    109,200    84.00     0.03
                                        --------   --------

                                   Principal                          Market    Value as
                       Acquisition  Amount/   Acquisition   Market     Value     a % of
         Name             Date      Shares       Cost       Value    Per Share Net Assets
---------------------- ----------- ---------- ----------- ---------- --------- ----------
iPCS, Inc.
 Common Stock.........  08/12/04       27,658    419,580     524,672   18.97      0.16
MTS, Inc.
 Senior Notes
 10.00% due
 03/15/09.............  03/16/04   $   13,636 $   49,087
                        09/03/04          681        681
                        03/19/05          715        143
                        09/04/05          751        195
                        03/04/06          789        205
                                   ---------- ----------
                                   $   16,572     50,311  $    4,309  $26.00      0.00%
                                   ---------- ----------
MTS, Inc.
 Common Stock.........  03/16/04        3,863          0           0    0.00      0.00
Shreveport Gaming
 Holdings, Inc........  07/21/05          257      5,919
  Common Stock........  07/29/05        1,023     23,550
                                   ---------- ----------
                                        1,280     29,469      29,287   22.88      0.01
                                   ---------- ----------
Southern Energy, Inc.
 Notes
 7.90% due
 07/15/09.............  01/10/06   $  725,000          0           0    0.00      0.00
Wind Acquisitions
 Holdings Finance S.A.
 11.20% due 12/21/11
 Loan Agreement.......  03/15/07   $  103,153    107,628
                        03/19/07      103,153    103,150
                        06/21/07      103,187    104,446
                        07/18/07        3,287      3,443
                        07/18/07        3,288      3,288
                        10/31/07       10,185     10,185
                        10/31/07      200,000    201,908
                        10/31/07      500,000    501,159
                        01/31/08       32,674     32,674
                                   ---------- ----------
                                   $1,058,927  1,067,881     963,624   91.00      0.30
                                   ---------- ----------  ----------              ----
                                                          $2,419,216              0.75%
                                                          ==========              ====

(9)Illiquid security
(10)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(11)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)Bond in default
(13)Bond is in default and did not pay principal at maturity
(14)Company has filed Chapter 11 bankruptcy protection.
(15)Company has filed Chapter 7 bankruptcy.
(16)The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(17)Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(18)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(19)Perpetual maturity -- maturity date reflects the next call date.
(20)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the current rate.
(21)The claim is an allowed general unsecured claim against the debtor, Calpine Corp., and is free from any withholding, offset, counterclaim, subordination, or deduction of any kind. Unsecured claim holders are expected to recover 99.9% of all debt including penalty interest, as set forth in the bankruptcy plan, in the form of new common stock. As of February 29, 2008, a partial payment had been received.
(22)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF ASSETS & LIABILITIES -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                   AGGRESSIVE                     CONSERVATIVE
                                     GROWTH         CAPITAL          GROWTH                                       INTERNATIONAL
                                   LIFESTYLE      APPRECIATION     LIFESTYLE        CORE BOND      HIGH YIELD       SMALL CAP
                                      FUND            FUND            FUND            FUND         BOND FUND       EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment
 securities, at market value
 (unaffiliated)*................ $            -  $   97,974,095  $            -  $  231,675,566  $  185,680,028  $  666,527,229
Long-term investment
 securities, at market value
 (affiliated)*..................     86,028,016               -      55,500,864               -               -               -
Short-term investment
 securities, at market value
 (unaffiliated)*................              -       3,225,000               -               -               -      19,661,000
Repurchase agreements (cost
 approximates market value).....              -               -               -         279,000      16,174,000               -
                                 --------------  --------------  --------------  --------------  --------------  --------------
Total Investments...............     86,028,016     101,199,095      55,500,864     231,954,566     201,854,028     686,188,229
                                 --------------  --------------  --------------  --------------  --------------  --------------
Cash............................              -             868               -         398,984          26,049             595
Foreign cash*...................              -               -               -               -          32,118      23,042,450
Deposit with broker for
 securities sold short..........              -               -               -               -       1,957,354               -
Receivable for:
   Trust shares sold............        136,598         611,056         148,718         118,528         401,051         653,103
   Dividends and interest.......              -          38,747               -       2,314,213       4,215,271         660,494
   Investments sold.............        246,642               -         449,811       5,707,373       1,145,573       4,398,540
Prepaid expenses and other
 assets.........................          1,156           3,092             918           4,561          24,357           8,057
Due from investment adviser
 for expense
 reimbursements/fee waivers.....          6,454           9,390           5,543          22,154          17,729         153,228
                                 --------------  --------------  --------------  --------------  --------------  --------------
TOTAL ASSETS....................     86,418,866     101,862,248      56,105,854     240,520,379     209,673,530     715,104,696
                                 --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
   Trust shares reacquired......         22,066           2,847         193,499       1,535,601         219,514         415,692
   Investments purchased........        361,174       1,964,228         405,030       5,394,614       6,315,152      19,320,938
   Interest on securities
    sold short..................              -               -               -               -          23,647               -
   Investment advisory and
    management fees.............          6,708          42,899           4,329          94,010         110,676         437,780
   Shareholder services.........              -          19,499               -          47,826          39,534         134,330
   Administrative service fee...              -           5,460               -          13,391          11,069          37,612
   Transfer agent fees and
    expenses....................            257             499             183             466             478             389
   Trustees' fees and expenses..         54,692          56,652          53,204         110,976          75,714         115,330
   Other accrued expenses.......         33,170          56,998          31,968          50,811          50,930         274,695
Variation margin on futures
 contracts......................              -               -               -               -               -               -
Due to custodian................         19,831               -          10,220               -               -               -
Securities sold short, at
 value#.........................              -               -               -               -       1,945,000               -
Commitments (Note 12)...........              -               -               -               -               -               -
                                 --------------  --------------  --------------  --------------  --------------  --------------
TOTAL LIABILITIES...............        497,898       2,149,082         698,433       7,247,695       8,791,714      20,736,766
                                 --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS...................... $   85,920,968  $   99,713,166  $   55,407,421  $  233,272,684  $  200,881,816  $  694,367,930
                                 ==============  ==============  ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of
 $0.01 per share................ $       79,039  $       97,420  $       53,695  $      228,371  $      239,920  $      436,096
Additional paid in capital......     87,001,881     101,509,761      55,584,562     229,564,413     212,094,578     703,946,014
Accumulated undistributed net
 investment income (loss).......      1,898,570           6,963       1,400,363       5,656,295       7,581,868        (256,462)
Accumulated undistributed net
 realized gain (loss) on
 investments, futures
 contracts, securities
 sold short, foreign exchange
 transactions and capital
 gains distributions received
 from underlying funds..........      2,831,127     (10,426,135)      1,163,618      (2,182,785)     (1,491,927)     15,542,597
Unrealized appreciation
 (depreciation) on investments..     (5,889,649)      8,525,157      (2,794,817)          6,390     (17,541,034)    (25,878,193)
Unrealized appreciation
 (depreciation) on futures
 contracts......................              -               -               -               -               -               -
Unrealized foreign exchange
 gain (loss) on other assets
 and liabilities................              -               -               -               -           4,661         602,050
Unrealized appreciation
 (depreciation) on securities
 sold short.....................              -               -               -               -          (6,250)              -
Accrued capital gains tax on
 unrealized appreciation
 (depreciation).................              -               -               -               -               -         (24,172)
                                 --------------  --------------  --------------  --------------  --------------  --------------
   NET ASSETS................... $   85,920,968  $   99,713,166  $   55,407,421  $  233,272,684  $  200,881,816  $  694,367,930
                                 ==============  ==============  ==============  ==============  ==============  ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value
    $0.01 per share)............  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding..................      7,903,893       9,741,990       5,369,455      22,837,127      23,992,046      43,609,623
   NET ASSET VALUE, OFFERING
    AND REDEMPTION PRICE PER
    SHARE....................... $        10.87  $        10.24  $        10.32  $        10.21  $         8.37  $        15.92
                                 ==============  ==============  ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment
    securities (unaffiliated)... $            -  $   89,448,938  $            -  $  231,669,176  $  203,221,062  $  692,405,422
                                 ==============  ==============  ==============  ==============  ==============  ==============
   Long-term investment
    securities (affiliated)..... $   91,917,665  $            -  $   58,295,681  $            -  $            -  $            -
                                 ==============  ==============  ==============  ==============  ==============  ==============
   Short-term investment
    securities (unaffiliated)... $            -  $    3,225,000  $            -  $            -  $            -  $   19,661,000
                                 ==============  ==============  ==============  ==============  ==============  ==============
   Short-term investment
    securities (affiliated)..... $            -  $            -  $            -  $            -  $            -  $            -
                                 ==============  ==============  ==============  ==============  ==============  ==============
   Foreign Cash................. $            -  $            -  $            -  $            -  $       27,457  $   22,415,596
                                 ==============  ==============  ==============  ==============  ==============  ==============
#Proceeds from securities
 sold short..................... $            -  $            -  $            -  $            -  $    1,938,750  $            -
                                 ==============  ==============  ==============  ==============  ==============  ==============

See Notes To Financial Statements

VALIC Company II
STATEMENTS OF ASSETS & LIABILITIES -- February 29, 2008 (Unaudited) --
(continued)
--------------------------------------------------------------------------------


                                                                          MODERATE
                         LARGE CAP         MID CAP        MID CAP          GROWTH      MONEY MARKET II
                         VALUE FUND      GROWTH FUND     VALUE FUND    LIFESTYLE FUND       FUND
------------------------------------------------------------------------------------------------------
ASSETS:
Long-term
 investment
 securities, at
 market value
 (unaffiliated)*...... $  364,163,041  $  119,435,861  $  470,902,930  $            -  $            -
Long-term
 investment
 securities, at
 market value
 (affiliated)*........              -               -               -     132,763,482               -
Short-term
 investment
 securities, at
 market value
 (unaffiliated)*......      3,749,036               -      10,574,000               -     287,586,025
Repurchase
 agreements (cost
 approximates
 market value)........              -       9,289,000      12,253,000               -      65,305,000
                       --------------  --------------  --------------  --------------  --------------
Total Investments.....    367,912,077     128,724,861     493,729,930     132,763,482     352,891,025
                       --------------  --------------  --------------  --------------  --------------
Cash..................            173          75,910           1,627               -             560
Foreign cash*.........              -         126,541               -               -               -
Deposit with broker
 for securities
 sold short...........              -               -               -               -               -
Receivable for:
   Trust shares sold..        688,443       2,247,605       3,051,469         243,012         935,959
   Dividends and
    interest..........        922,879           9,217         550,924               -       1,613,022
   Investments sold...              -       1,582,783       1,757,150         818,189               -
Prepaid expenses
 and other assets.....         18,254           3,256          15,704           1,998           5,609
Due from investment
 adviser for
 expense
 reimbursements/fee
 waivers..............         21,659          26,710          26,242           7,756          18,010
                       --------------  --------------  --------------  --------------  --------------
TOTAL ASSETS..........    369,563,485     132,796,883     499,133,046     133,834,437     355,464,185
                       --------------  --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
   Trust shares
    reacquired........        740,208           3,065          25,241          20,220       1,134,134
   Investments
    purchased.........              -       6,394,367      12,846,931       1,040,981               -
   Interest on
    securities sold
    short.............              -               -               -               -               -
   Investment
    advisory and
    management fees...        153,469          61,614         264,272          10,372          71,100
   Shareholder
    services..........         76,734          19,963          91,907               -          71,100
   Administrative
    service fee.......         21,486           5,590          25,734               -          19,908
   Transfer agent
    fees and
    expenses..........            335             375             693             257             239
   Trustees' fees
    and expenses......        104,440          73,156         274,668          98,596         118,271
   Other accrued
    expenses..........         70,131          43,883         114,807          39,180           8,319
Variation margin on
 futures contracts....              -               -               -               -               -
Due to custodian......              -               -               -          30,922               -
Securities sold
 short, at value#.....              -               -               -               -               -
Commitments (Note
 12)..................              -               -               -               -               -
                       --------------  --------------  --------------  --------------  --------------
TOTAL LIABILITIES.....      1,166,803       6,602,013      13,644,253       1,240,528       1,423,071
                       --------------  --------------  --------------  --------------  --------------
NET ASSETS............ $  368,396,682  $  126,194,870  $  485,488,793  $  132,593,909  $  354,041,114
                       ==============  ==============  ==============  ==============  ==============
NET ASSETS
 REPRESENTED BY:
Trust shares at par
 value of $0.01 per
 share................ $      274,878  $      165,644  $      305,884  $      114,473  $    3,539,989
Additional paid in
 capital..............    389,835,428     128,987,726     496,097,312     133,036,110     350,456,202
Accumulated
 undistributed net
 investment income
 (loss)...............      2,915,036        (202,712)        738,430       3,250,523           2,722
Accumulated
 undistributed net
 realized gain
 (loss) on
 investments,
 futures contracts,
 securities sold
 short, foreign
 exchange
 transactions and
 capital gains
 distributions
 received from
 underlying funds.....     (9,649,919)     (2,926,251)      5,518,900       2,853,709          42,201
Unrealized
 appreciation
 (depreciation) on
 investments..........    (14,978,741)        171,201     (17,173,156)     (6,660,906)              -
Unrealized
 appreciation
 (depreciation) on
 futures contracts....              -               -               -               -               -
Unrealized foreign
 exchange gain
 (loss) on other
 assets and
 liabilities..........              -            (738)          1,423               -               -
Unrealized
 appreciation
 (depreciation) on
 securities sold
 short................              -               -               -               -               -
Accrued capital
 gains tax on
 unrealized
 appreciation
 (depreciation).......              -               -               -               -               -
                       --------------  --------------  --------------  --------------  --------------
   NET ASSETS......... $  368,396,682  $  126,194,870  $  485,488,793  $  132,593,909  $  354,041,114
                       ==============  ==============  ==============  ==============  ==============
SHARES OF
 BENEFICIAL
 INTEREST:
Authorized (Par
 value $0.01 per
 share)...............  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
Outstanding...........     27,487,837      16,564,417      30,588,359      11,447,318     353,998,913
   NET ASSET VALUE,
    OFFERING AND
    REDEMPTION
    PRICE PER SHARE... $        13.40  $         7.62  $        15.87  $        11.58  $         1.00
                       ==============  ==============  ==============  ==============  ==============
--------
*Cost
   Long-term
    investment
    securities
    (unaffiliated).... $  379,141,782  $  119,264,660  $  488,076,086  $            -  $            -
                       ==============  ==============  ==============  ==============  ==============
   Long-term
    investment
    securities
    (affiliated)...... $            -  $            -  $            -  $  139,424,388  $            -
                       ==============  ==============  ==============  ==============  ==============
   Short-term
    investment
    securities
    (unaffiliated).... $    3,749,036  $            -  $   10,574,000  $            -  $  287,586,025
                       ==============  ==============  ==============  ==============  ==============
   Short-term
    investment
    securities
    (affiliated)...... $            -  $            -  $            -  $            -  $            -
                       ==============  ==============  ==============  ==============  ==============
   Foreign Cash....... $            -  $      128,155  $            -  $            -  $            -
                       ==============  ==============  ==============  ==============  ==============
#Proceeds from
 securities sold
 short................ $            -  $            -  $            -  $            -  $            -
                       ==============  ==============  ==============  ==============  ==============

See Notes To Financial Statements

VALIC Company II
STATEMENTS OF ASSETS & LIABILITIES -- February 29, 2008 (Unaudited) --
(continued)
--------------------------------------------------------------------------------

                                                                 SMALL CAP       SMALL CAP       SOCIALLY        STRATEGIC
                                                                  GROWTH           VALUE        RESPONSIBLE        BOND
                                                                   FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value
 (unaffiliated)*............................................. $   46,903,917  $  235,025,213  $  843,151,878  $  304,369,493
Long-term investment securities, at market value
 (affiliated)*...............................................              -               -               -               -
Short-term investment securities, at market value
 (unaffiliated)*.............................................      2,373,000               -      97,483,703               -
Repurchase agreements (cost approximates market value).......              -       9,052,000         478,000      19,184,000
                                                              --------------  --------------  --------------  --------------
Total Investments............................................     49,276,917     244,077,213     941,113,581     323,553,493
                                                              --------------  --------------  --------------  --------------
Cash.........................................................            267          11,691             967         726,692
Foreign cash*................................................              -               -               -       3,201,852
Deposit with broker for securities sold short................              -               -               -               -
Receivable for:
   Trust shares sold.........................................         87,964       1,013,623       1,283,840         511,365
   Dividends and interest....................................          2,018         267,378       1,213,932       5,137,358
   Investments sold..........................................        288,418          14,729               -      10,783,276
Prepaid expenses and other assets............................          3,408           9,121         224,140           4,304
Due from investment adviser for expense reimbursements/fee
 waivers.....................................................          7,579          26,791          34,518          22,066
                                                              --------------  --------------  --------------  --------------
TOTAL ASSETS.................................................     49,666,571     245,420,546     943,870,978     343,940,406
                                                              --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
   Trust shares reacquired...................................          2,259         259,428       1,035,067          82,059
   Investments purchased.....................................      1,373,957         153,670               -      18,424,789
   Interest on securities sold short.........................              -               -               -           9,681
   Investment advisory and management fees...................         33,185         128,555         190,116         142,544
   Shareholder services......................................          9,760          47,921         190,116          63,348
   Administrative service fee................................          2,732          13,418          53,232          17,738
   Transfer agent fees and expenses..........................            453             387             228             440
   Trustees' fees and expenses...............................         63,594         105,707          79,951         108,853
   Other accrued expenses....................................         33,681          78,967          30,410         104,274
Variation margin on futures contracts........................              -         223,558       2,553,000               -
Due to custodian.............................................              -               -               -               -
Securities sold short, at value#.............................              -               -               -       4,144,846
Commitment (Note 12).........................................              -               -               -               -
                                                              --------------  --------------  --------------  --------------
TOTAL LIABILITIES............................................      1,519,621       1,011,611       4,132,120      23,098,572
                                                              --------------  --------------  --------------  --------------
NET ASSETS................................................... $   48,146,950  $  244,408,935  $  939,738,858  $  320,841,834
                                                              ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................. $       41,989  $      191,239  $      814,503  $      288,032
Additional paid in capital...................................     52,013,133     271,656,750   1,028,060,985     314,811,860
Accumulated undistributed net investment income (loss).......       (253,283)      1,338,470       7,953,064       8,529,983
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold
 short, foreign exchange transactions and capital gains
 distributions received from underlying funds................      3,509,376       5,529,676     (26,357,207)        551,529
Unrealized appreciation (depreciation) on investments........     (7,164,265)    (34,068,359)    (60,406,187)     (3,398,792)
Unrealized appreciation (depreciation) on futures contracts..              -        (238,841)    (10,326,300)              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.................................................              -               -               -         129,373
Unrealized appreciation (depreciation) on securities sold
 short.......................................................              -               -               -         (70,151)
Accrued capital gains tax on unrealized appreciation
 (depreciation)..............................................              -               -               -               -
                                                              --------------  --------------  --------------  --------------
   NET ASSETS................................................ $   48,146,950  $  244,408,935  $  939,738,858  $  320,841,834
                                                              ==============  ==============  ==============  ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)....................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding...............................................      4,198,896      19,123,940      81,450,289      28,803,198
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.. $        11.47  $        12.78  $        11.54  $        11.14
                                                              ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)............ $   54,068,182  $  269,093,572  $  903,558,065  $  307,768,285
                                                              ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated).............. $            -  $            -  $            -  $            -
                                                              ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)........... $    2,373,000  $            -  $   97,483,703  $            -
                                                              ==============  ==============  ==============  ==============
   Short-term investment securities (affiliated)............. $            -  $            -  $            -  $            -
                                                              ==============  ==============  ==============  ==============
   Foreign Cash.............................................. $            -  $            -  $            -  $    3,125,121
                                                              ==============  ==============  ==============  ==============
#Proceeds from securities sold short......................... $            -  $            -  $            -  $    4,074,695
                                                              ==============  ==============  ==============  ==============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF OPERATIONS -- February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------


                                                                                                         AGGRESSIVE
                                                                                                           GROWTH
                                                                                                         LIFESTYLE
                                                                                                            FUND
----------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)............................................................................... $          -
Dividends (affiliated).................................................................................    1,994,781
Interest (unaffiliated)................................................................................           10
                                                                                                        ------------
   Total investment income*............................................................................    1,994,791
                                                                                                        ------------
EXPENSES:
Investment advisory and management fees................................................................       43,250
Administrative service fee.............................................................................            -
Shareholder services...................................................................................            -
Transfer agent fees and expenses.......................................................................          672
Registration fees......................................................................................          519
Custodian fees.........................................................................................        9,120
Reports to shareholders................................................................................        8,072
Audit and tax fees.....................................................................................        9,988
Legal fees.............................................................................................        4,754
Trustees' fees and expenses............................................................................        5,624
Interest expense.......................................................................................            -
Other expenses.........................................................................................        2,698
                                                                                                        ------------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly.................       84,697
                                                                                                        ------------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..................................      (41,448)
   Fees paid indirectly (Note 7).......................................................................            -
                                                                                                        ------------
   Net expenses........................................................................................       43,249
                                                                                                        ------------
Net investment income (loss)...........................................................................    1,951,542
                                                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.............................................            -
  Net realized gain (loss) on investments (affiliated).................................................    1,471,924
  Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated).    1,385,296
  Net realized gain (loss) on securities sold short....................................................            -
  Net realized gain (loss) on futures contracts........................................................            -
  Net realized foreign exchange gain (loss) on other assets and liabilities............................            -
                                                                                                        ------------
Net realized gain (loss) on investments and foreign currencies.........................................    2,857,220
                                                                                                        ------------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated).......................            -
  Change in unrealized appreciation (depreciation) on investments (affiliated).........................  (11,189,973)
  Change in unrealized appreciation (depreciation) on futures contracts................................            -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities....................            -
  Change in unrealized appreciation (depreciation) on securities sold short............................            -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)........................            -
                                                                                                        ------------
Net unrealized gain (loss) on investments and foreign currencies.......................................  (11,189,973)
                                                                                                        ------------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................   (8,332,753)
                                                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $ (6,381,211)
                                                                                                        ============
*Net of foreign withholding taxes on interest and dividends of......................................... $          -
                                                                                                        ------------
**Net of foreign withholding taxes on capital gains of................................................. $          -
                                                                                                        ------------

                                                                                                                     CONSERVATIVE
                                                                                                          CAPITAL       GROWTH
                                                                                                        APPRECIATION  LIFESTYLE
                                                                                                            FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)............................................................................... $   416,555  $         -
Dividends (affiliated).................................................................................           -    1,478,593
Interest (unaffiliated)................................................................................      54,177           14
                                                                                                        -----------  -----------
   Total investment income*............................................................................     470,732    1,478,607
                                                                                                        -----------  -----------
EXPENSES:
Investment advisory and management fees................................................................     264,741       26,368
Administrative service fee.............................................................................      33,694            -
Shareholder services...................................................................................     120,337            -
Transfer agent fees and expenses.......................................................................       1,178          672
Registration fees......................................................................................         519          519
Custodian fees.........................................................................................       8,758        9,014
Reports to shareholders................................................................................      13,117        5,140
Audit and tax fees.....................................................................................      11,348        9,988
Legal fees.............................................................................................       4,954        4,284
Trustees' fees and expenses............................................................................       6,270        3,522
Interest expense.......................................................................................           -            -
Other expenses.........................................................................................       4,621        2,609
                                                                                                        -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly.................     469,537       62,116
                                                                                                        -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..................................     (60,393)     (35,747)
   Fees paid indirectly (Note 7).......................................................................           -            -
                                                                                                        -----------  -----------
   Net expenses........................................................................................     409,144       26,369
                                                                                                        -----------  -----------
Net investment income (loss)...........................................................................      61,588    1,452,238
                                                                                                        -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.............................................     528,169            -
  Net realized gain (loss) on investments (affiliated).................................................           -      633,352
  Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated).           -      563,795
  Net realized gain (loss) on securities sold short....................................................           -            -
  Net realized gain (loss) on futures contracts........................................................           -            -
  Net realized foreign exchange gain (loss) on other assets and liabilities............................           -            -
                                                                                                        -----------  -----------
Net realized gain (loss) on investments and foreign currencies.........................................     528,169    1,197,147
                                                                                                        -----------  -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated).......................  (6,705,047)           -
  Change in unrealized appreciation (depreciation) on investments (affiliated).........................           -   (4,710,423)
  Change in unrealized appreciation (depreciation) on futures contracts................................           -            -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities....................           -            -
  Change in unrealized appreciation (depreciation) on securities sold short............................           -            -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)........................           -            -
                                                                                                        -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies.......................................  (6,705,047)  (4,710,423)
                                                                                                        -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................  (6,176,878)  (3,513,276)
                                                                                                        -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $(6,115,290) $(2,061,038)
                                                                                                        ===========  ===========
*Net of foreign withholding taxes on interest and dividends of......................................... $       195  $         -
                                                                                                        -----------  -----------
**Net of foreign withholding taxes on capital gains of................................................. $         -  $         -
                                                                                                        -----------  -----------

                                                                                                           CORE
                                                                                                           BOND      HIGH YIELD
                                                                                                           FUND      BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)............................................................................... $   53,624  $     86,438
Dividends (affiliated).................................................................................          -             -
Interest (unaffiliated)................................................................................  6,676,933     9,173,083
                                                                                                        ----------  ------------
   Total investment income*............................................................................  6,730,557     9,259,521
                                                                                                        ----------  ------------
EXPENSES:
Investment advisory and management fees................................................................    585,465       715,462
Administrative service fee.............................................................................     83,337        71,919
Shareholder services...................................................................................    297,632       256,854
Transfer agent fees and expenses.......................................................................      1,178         1,176
Registration fees......................................................................................        519           519
Custodian fees.........................................................................................     30,804        27,673
Reports to shareholders................................................................................     19,145        18,411
Audit and tax fees.....................................................................................     13,446        13,444
Legal fees.............................................................................................      6,159         6,128
Trustees' fees and expenses............................................................................     12,163        11,865
Interest expense.......................................................................................        602             -
Other expenses.........................................................................................      3,130         3,410
                                                                                                        ----------  ------------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly.................  1,053,580     1,126,861
                                                                                                        ----------  ------------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..................................   (136,873)     (109,718)
   Fees paid indirectly (Note 7).......................................................................          -             -
                                                                                                        ----------  ------------
   Net expenses........................................................................................    916,707     1,017,143
                                                                                                        ----------  ------------
Net investment income (loss)...........................................................................  5,813,850     8,242,378
                                                                                                        ----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.............................................   (364,513)   (1,476,304)
  Net realized gain (loss) on investments (affiliated).................................................          -             -
  Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated).          -             -
  Net realized gain (loss) on securities sold short....................................................          -        20,189
  Net realized gain (loss) on futures contracts........................................................          -             -
  Net realized foreign exchange gain (loss) on other assets and liabilities............................          -             -
                                                                                                        ----------  ------------
Net realized gain (loss) on investments and foreign currencies.........................................   (364,513)   (1,456,115)
                                                                                                        ----------  ------------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated).......................  2,918,158   (12,080,382)
  Change in unrealized appreciation (depreciation) on investments (affiliated).........................          -             -
  Change in unrealized appreciation (depreciation) on futures contracts................................          -             -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities....................          -         3,299
  Change in unrealized appreciation (depreciation) on securities sold short............................          -        (6,250)
  Change in accrued capital gains tax on unrealized appreciation (depreciation)........................          -             -
                                                                                                        ----------  ------------
Net unrealized gain (loss) on investments and foreign currencies.......................................  2,918,158   (12,083,333)
                                                                                                        ----------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................  2,553,645   (13,539,448)
                                                                                                        ----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $8,367,495  $ (5,297,070)
                                                                                                        ==========  ============
*Net of foreign withholding taxes on interest and dividends of......................................... $    2,005  $      3,814
                                                                                                        ----------  ------------
**Net of foreign withholding taxes on capital gains of................................................. $        -  $          -
                                                                                                        ----------  ------------

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF OPERATIONS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                                           INTERNATIONAL
                                                                                             SMALL CAP     LARGE CAP
                                                                                            EQUITY FUND    VALUE FUND
------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $   3,694,836  $  4,537,910
Dividends (affiliated)....................................................................             -             -
Interest (unaffiliated)...................................................................       482,001       144,096
                                                                                           -------------  ------------
   Total investment income*...............................................................     4,176,837     4,682,006
                                                                                           -------------  ------------
EXPENSES:
Investment advisory and management fees...................................................     3,006,599     1,046,129
Administrative service fee................................................................       258,726       146,458
Shareholder services......................................................................       924,023       523,064
Transfer agent fees and expenses..........................................................         1,008         1,008
Registration fees.........................................................................           519           519
Custodian fees............................................................................       353,557        29,466
Reports to shareholders...................................................................        66,718        34,944
Audit and tax fees........................................................................        16,826        11,348
Legal fees................................................................................        14,123         8,996
Trustees' fees and expenses...............................................................        47,284        25,624
Interest expense..........................................................................         1,425             -
Other expenses............................................................................         8,402         5,742
                                                                                           -------------  ------------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly....     4,699,210     1,833,298
                                                                                           -------------  ------------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (1,003,121)     (138,571)
   Fees paid indirectly (Note 7)..........................................................             -       (24,533)
                                                                                           -------------  ------------
   Net expenses...........................................................................     3,696,089     1,670,194
                                                                                           -------------  ------------
Net investment income (loss)..............................................................       480,748     3,011,812
                                                                                           -------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................    16,544,432    (9,144,564)
  Net realized gain (loss) on investments (affiliated)....................................             -             -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................             -             -
  Net realized gain (loss) on securities sold short.......................................             -             -
  Net realized gain (loss) on futures contracts...........................................             -             -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............      (167,911)            -
                                                                                           -------------  ------------
Net realized gain (loss) on investments and foreign currencies............................    16,376,521    (9,144,564)
                                                                                           -------------  ------------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  (106,099,029)  (33,895,645)
  Change in unrealized appreciation (depreciation) on investments (affiliated)............             -             -
  Change in unrealized appreciation (depreciation) on futures contracts...................             -             -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......       614,779             -
  Change in unrealized appreciation (depreciation) on securities sold short...............             -             -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........        38,793             -
                                                                                           -------------  ------------
Net unrealized gain (loss) on investments and foreign currencies..........................  (105,445,457)  (33,895,645)
                                                                                           -------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   (89,068,936)  (43,040,209)
                                                                                           -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $ (88,588,188) $(40,028,397)
                                                                                           =============  ============
*Net of foreign withholding taxes on interest and dividends of............................ $     240,990  $          -
                                                                                           -------------  ------------
**Net of foreign withholding taxes on capital gains of.................................... $     212,731  $          -
                                                                                           -------------  ------------

                                                                                              MID CAP
                                                                                              GROWTH       MID CAP
                                                                                               FUND       VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $    174,561  $  3,374,560
Dividends (affiliated)....................................................................            -             -
Interest (unaffiliated)...................................................................       75,790       168,558
                                                                                           ------------  ------------
   Total investment income*...............................................................      250,351     3,543,118
                                                                                           ------------  ------------
EXPENSES:
Investment advisory and management fees...................................................      352,575     1,746,147
Administrative service fee................................................................       31,771       170,401
Shareholder services......................................................................      113,467       608,573
Transfer agent fees and expenses..........................................................        1,008         1,682
Registration fees.........................................................................          519           519
Custodian fees............................................................................       11,517        65,440
Reports to shareholders...................................................................        8,483        55,510
Audit and tax fees........................................................................       11,348        11,348
Legal fees................................................................................        4,819        11,965
Trustees' fees and expenses...............................................................        5,748        36,953
Interest expense..........................................................................            -         1,106
Other expenses............................................................................        4,744         8,324
                                                                                           ------------  ------------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly....      545,999     2,717,968
                                                                                           ------------  ------------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................     (160,211)     (161,959)
   Fees paid indirectly (Note 7)..........................................................       (4,233)      (15,016)
                                                                                           ------------  ------------
   Net expenses...........................................................................      381,555     2,540,993
                                                                                           ------------  ------------
Net investment income (loss)..............................................................     (131,204)    1,002,125
                                                                                           ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................   (2,817,096)    6,114,236
  Net realized gain (loss) on investments (affiliated)....................................            -             -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................            -             -
  Net realized gain (loss) on securities sold short.......................................            -             -
  Net realized gain (loss) on futures contracts...........................................            -             -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............        9,128        (6,700)
                                                                                           ------------  ------------
Net realized gain (loss) on investments and foreign currencies............................   (2,807,968)    6,107,536
                                                                                           ------------  ------------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........   (7,164,953)  (74,613,403)
  Change in unrealized appreciation (depreciation) on investments (affiliated)............            -             -
  Change in unrealized appreciation (depreciation) on futures contracts...................            -             -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......       (1,812)          (81)
  Change in unrealized appreciation (depreciation) on securities sold short...............            -             -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........            -             -
                                                                                           ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies..........................   (7,166,765)  (74,613,484)
                                                                                           ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   (9,974,733)  (68,505,948)
                                                                                           ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $(10,105,937) $(67,503,823)
                                                                                           ============  ============
*Net of foreign withholding taxes on interest and dividends of............................ $      1,290  $     23,496
                                                                                           ------------  ------------
**Net of foreign withholding taxes on capital gains of.................................... $          -  $          -
                                                                                           ------------  ------------

                                                                                             MODERATE
                                                                                              GROWTH        MONEY
                                                                                             LIFESTYLE    MARKET II
                                                                                               FUND         FUND
--------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $          -  $        -
Dividends (affiliated)....................................................................    3,411,057           -
Interest (unaffiliated)...................................................................            -   7,514,691
                                                                                           ------------  ----------
   Total investment income*...............................................................    3,411,057   7,514,691
                                                                                           ------------  ----------
EXPENSES:
Investment advisory and management fees...................................................       64,979     426,478
Administrative service fee................................................................            -     119,414
Shareholder services......................................................................            -     426,478
Transfer agent fees and expenses..........................................................          672         504
Registration fees.........................................................................          519           -
Custodian fees............................................................................        9,247      13,850
Reports to shareholders...................................................................       12,451      24,737
Audit and tax fees........................................................................        9,988      10,429
Legal fees................................................................................        5,445       7,553
Trustees' fees and expenses...............................................................        8,505      18,187
Interest expense..........................................................................            -           -
Other expenses............................................................................        2,800       3,077
                                                                                           ------------  ----------
   Total expenses before fee waivers, expense reimbursements, and fees paid indirectly....      114,606   1,050,707
                                                                                           ------------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................      (49,626)   (112,456)
   Fees paid indirectly (Note 7)..........................................................            -           -
                                                                                           ------------  ----------
   Net expenses...........................................................................       64,980     938,251
                                                                                           ------------  ----------
Net investment income (loss)..............................................................    3,346,077   6,576,440
                                                                                           ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................            -      42,201
  Net realized gain (loss) on investments (affiliated)....................................    1,474,731           -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................    1,402,835           -
  Net realized gain (loss) on securities sold short.......................................            -           -
  Net realized gain (loss) on futures contracts...........................................            -           -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............            -           -
                                                                                           ------------  ----------
Net realized gain (loss) on investments and foreign currencies............................    2,877,566      42,201
                                                                                           ------------  ----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........            -           -
  Change in unrealized appreciation (depreciation) on investments (affiliated)............  (13,490,806)          -
  Change in unrealized appreciation (depreciation) on futures contracts...................            -           -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......            -           -
  Change in unrealized appreciation (depreciation) on securities sold short...............            -           -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........            -           -
                                                                                           ------------  ----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (13,490,806)          -
                                                                                           ------------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (10,613,240)     42,201
                                                                                           ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $ (7,267,163) $6,618,641
                                                                                           ============  ==========
*Net of foreign withholding taxes on interest and dividends of............................ $          -  $        -
                                                                                           ------------  ----------
**Net of foreign withholding taxes on capital gains of.................................... $          -  $        -
                                                                                           ------------  ----------

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF OPERATIONS -- February 29, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                      SMALL CAP     SMALL CAP     SOCIALLY      STRATEGIC
                                                       GROWTH         VALUE      RESPONSIBLE      BOND
                                                        FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)........................... $     90,069  $  2,436,924  $   8,607,589  $    68,519
Dividends (affiliated).............................            -             -              -            -
Interest (unaffiliated)............................       35,811       167,916      2,018,244   10,215,524
                                                    ------------  ------------  -------------  -----------
   Total investment income*........................      125,880     2,604,840     10,625,833   10,284,043
                                                    ------------  ------------  -------------  -----------
EXPENSES:
Investment advisory and management fees............      233,175       830,131      1,223,611      874,761
Administrative service fee.........................       19,203        86,721        342,611      108,543
Shareholder services...............................       68,581       309,718      1,223,611      387,654
Transfer agent fees and expenses...................        1,178         1,008            672        1,178
Registration fees..................................          519           519              -          519
Custodian fees.....................................       13,077        60,790         39,287       73,237
Reports to shareholders............................        6,752        18,977         53,619       31,479
Audit and tax fees.................................       11,348        11,348         11,348       13,444
Legal fees.........................................        4,535         6,780         13,048        8,006
Trustees' fees and expenses........................        4,501        14,990         44,850       19,869
Interest expense...................................          382             -            493            -
Other expenses.....................................        5,206         6,439          8,149        3,703
                                                    ------------  ------------  -------------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.......      368,457     1,347,421      2,961,299    1,522,393
                                                    ------------  ------------  -------------  -----------
   Fees waived and expenses reimbursed by
    investment adviser (Note 3)....................      (50,242)     (170,493)      (220,409)    (142,346)
   Fees paid indirectly (Note 7)...................         (992)      (13,142)      (144,264)           -
                                                    ------------  ------------  -------------  -----------
   Net expenses....................................      317,223     1,163,786      2,596,626    1,380,047
                                                    ------------  ------------  -------------  -----------
Net investment income (loss).......................     (191,343)    1,441,054      8,029,207    8,903,996
                                                    ------------  ------------  -------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
 Net realized gain (loss) on investments
   (unaffiliated)**................................    3,541,794     6,639,291    (20,836,165)     781,329
 Net realized gain (loss) on investments
   (affiliated)....................................            -             -              -            -
 Net realized gain (loss) from capital gain
   distributions received from underlying funds
   (affiliated)....................................            -             -              -            -
 Net realized gain (loss) on securities sold short.            -             -              -            -
 Net realized gain (loss) on futures contracts.....            -      (694,226)    (4,147,882)           -
 Net realized foreign exchange gain (loss) on
   other assets and liabilities....................            -             -              -      152,030
                                                    ------------  ------------  -------------  -----------
Net realized gain (loss) on investments and
 foreign currencies................................    3,541,794     5,945,065    (24,984,047)     933,359
                                                    ------------  ------------  -------------  -----------
 Change in unrealized appreciation (depreciation)
   on investments (unaffiliated)...................  (12,814,250)  (38,710,369)   (65,942,692)     369,274
 Change in unrealized appreciation (depreciation)
   on investments (affiliated).....................            -             -              -            -
 Change in unrealized appreciation (depreciation)
   on futures contracts............................            -      (346,318)    (9,914,500)           -
 Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities..........            -             -              -      120,677
 Change in unrealized appreciation (depreciation)
   on securities sold short........................            -             -              -      (70,151)
 Change in accrued capital gains tax on
   unrealized appreciation (depreciation)..........            -             -              -            -
                                                    ------------  ------------  -------------  -----------
Net unrealized gain (loss) on investments and
 foreign currencies................................  (12,814,250)  (39,056,687)   (75,857,192)     419,800
                                                    ------------  ------------  -------------  -----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies................   (9,272,456)  (33,111,622)  (100,841,239)   1,353,159
                                                    ------------  ------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $ (9,463,799) $(31,670,568) $ (92,812,032) $10,257,155
                                                    ============  ============  =============  ===========
*Net of foreign withholding taxes on interest and
 dividends of...................................... $          -  $      1,350  $           -  $    40,724
                                                    ------------  ------------  -------------  -----------
**Net of foreign withholding taxes on capital
  gains of......................................... $          -  $          -  $           -  $         -
                                                    ------------  ------------  -------------  -----------

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 AGGRESSIVE GROWTH               CAPITAL
                                                                   LIFESTYLE FUND           APPRECIATION FUND
                                                             -------------------------  ------------------------
                                                               For the                    For the
                                                              Six Months                 Six Months
                                                                Ended        For the       Ended       For the
                                                             February 29,   Year Ended  February 29,  Year Ended
                                                                 2008       August 31,      2008      August 31,
                                                             (unaudited)       2007     (unaudited)      2007
                                                             ------------  -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  1,951,542  $ 1,350,609  $    61,588  $   288,305
  Net realized gain (loss) on investments and foreign
   currencies...............................................    2,857,220    5,387,935      528,169    1,128,184
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................  (11,189,973)   3,189,892   (6,705,047)  13,912,020
                                                             ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................   (6,381,211)   9,928,436   (6,115,290)  15,328,509
                                                             ------------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................   (1,354,973)           -     (293,483)    (134,676)
  Net realized gain on securities...........................   (5,384,479)  (5,135,146)           -            -
                                                             ------------  -----------  -----------  -----------
Total distributions to shareholders.........................   (6,739,452)  (5,135,146)    (293,483)    (134,676)
                                                             ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................   16,820,655   23,440,534   21,853,156     (337,464)
                                                             ------------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    3,699,992   28,233,824   15,444,383   14,856,369
NET ASSETS:
Beginning of period.........................................   82,220,976   53,987,152   84,268,783   69,412,414
                                                             ------------  -----------  -----------  -----------
End of period+.............................................. $ 85,920,968  $82,220,976  $99,713,166  $84,268,783
                                                             ============  ===========  ===========  ===========
+ Includesaccumulated undistributed
          net investment income (loss)...................... $  1,898,570  $ 1,302,001  $     6,963  $   238,858
                                                             ============  ===========  ===========  ===========

                                                                CONSERVATIVE GROWTH
                                                                  LIFESTYLE FUND             CORE BOND FUND
                                                             ------------------------  --------------------------
                                                               For the                   For the
                                                              Six Months                Six Months
                                                                Ended       For the       Ended        For the
                                                             February 29,  Year Ended  February 29,   Year Ended
                                                                 2008      August 31,      2008       August 31,
                                                             (unaudited)      2007     (unaudited)       2007
                                                             ------------ -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ 1,452,238  $   747,230  $  5,813,850  $  7,557,513
  Net realized gain (loss) on investments and foreign
   currencies...............................................   1,197,147    2,378,860      (364,513)      147,038
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................  (4,710,423)   1,184,799     2,918,158    (3,073,415)
                                                             -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................  (2,061,038)   4,310,889     8,367,495     4,631,136
                                                             -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (750,110)           -    (7,643,239)   (3,641,316)
  Net realized gain on securities...........................  (2,156,674)  (2,069,637)            -             -
                                                             -----------  -----------  ------------  ------------
Total distributions to shareholders.........................  (2,906,784)  (2,069,637)   (7,643,239)   (3,641,316)
                                                             -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................  11,478,469    9,346,808    22,226,522   100,325,173
                                                             -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   6,510,647   11,588,060    22,950,778   101,314,993
NET ASSETS:
Beginning of period.........................................  48,896,774   37,308,714   210,321,906   109,006,913
                                                             -----------  -----------  ------------  ------------
End of period+.............................................. $55,407,421  $48,896,774  $233,272,684  $210,321,906
                                                             ===========  ===========  ============  ============
+ Includesaccumulated undistributed
          net investment income (loss)...................... $ 1,400,363  $   698,235  $  5,656,295  $  7,485,684
                                                             ===========  ===========  ============  ============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                            INTERNATIONAL
                                                            HIGH YIELD BOND FUND        SMALL CAP EQUITY FUND
                                                         --------------------------  ---------------------------
                                                           For the                      For the
                                                          Six Months                   Six Months
                                                            Ended        For the         Ended        For the
                                                         February 29,   Year Ended    February 29,   Year Ended
                                                             2008       August 31,        2008       August 31,
                                                         (unaudited)       2007       (unaudited)       2007
                                                         ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  8,242,378  $ 11,499,976  $     480,748  $  5,145,611
  Net realized gain (loss) on investments and foreign
   currencies...........................................   (1,456,115)      809,027     16,376,521    63,284,321
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................  (12,083,333)   (9,053,465)  (105,445,457)   48,808,639
                                                         ------------  ------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 operations.............................................   (5,297,070)    3,255,538    (88,588,188)  117,238,571
                                                         ------------  ------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................  (11,547,138)   (5,583,929)    (4,197,999)   (1,929,012)
  Net realized gain on securities.......................     (418,421)   (2,645,527)   (64,539,195)  (23,900,444)
                                                         ------------  ------------  -------------  ------------
Total distributions to shareholders.....................  (11,965,559)   (8,229,456)   (68,737,194)  (25,829,456)
                                                         ------------  ------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   25,017,856    92,030,498    115,849,790   216,997,297
                                                         ------------  ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................    7,755,227    87,056,580    (41,475,592)  308,406,412
NET ASSETS:
Beginning of period.....................................  193,126,589   106,070,009    735,843,522   427,437,110
                                                         ------------  ------------  -------------  ------------
End of period+.......................................... $200,881,816  $193,126,589  $ 694,367,930  $735,843,522
                                                         ============  ============  =============  ============
+Includes accumulated undistributed net
 investment income (loss)............................... $  7,581,868  $ 10,886,628  $    (256,462) $  3,460,789
                                                         ============  ============  =============  ============

                                                            LARGE CAP VALUE FUND        MID CAP GROWTH FUND
                                                         --------------------------  -------------------------
                                                           For the                     For the
                                                          Six Months                  Six Months
                                                            Ended        For the        Ended        For the
                                                         February 29,   Year Ended   February 29,   Year Ended
                                                             2008       August 31,       2008       August 31,
                                                         (unaudited)       2007      (unaudited)       2007
                                                         ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  3,011,812  $  3,987,758  $   (131,204) $  (173,759)
  Net realized gain (loss) on investments and foreign
   currencies...........................................   (9,144,564)   21,512,718    (2,807,968)   9,523,403
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................  (33,895,645)    9,029,565    (7,166,765)   3,434,367
                                                         ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.............................................  (40,028,397)   34,530,041   (10,105,937)  12,784,011
                                                         ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (4,004,916)   (1,363,622)            -            -
  Net realized gain on securities.......................  (21,726,382)  (12,590,683)   (9,204,742)  (3,839,151)
                                                         ------------  ------------  ------------  -----------
Total distributions to shareholders.....................  (25,731,298)  (13,954,305)   (9,204,742)  (3,839,151)
                                                         ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   15,648,520   220,195,126    60,740,783   11,236,831
                                                         ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................  (50,111,175)  240,770,862    41,430,104   20,181,691
NET ASSETS:
Beginning of period.....................................  418,507,857   177,736,995    84,764,766   64,583,075
                                                         ------------  ------------  ------------  -----------
End of period+.......................................... $368,396,682  $418,507,857  $126,194,870  $84,764,766
                                                         ============  ============  ============  ===========
+Includes accumulated undistributed net
 investment income (loss)............................... $  2,915,036  $  3,908,140  $   (202,712) $   (71,508)
                                                         ============  ============  ============  ===========

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                           MODERATE GROWTH
                                                             MID CAP VALUE FUND            LIFESTYLE FUND
                                                         --------------------------  --------------------------
                                                           For the                     For the
                                                          Six Months                  Six Months
                                                            Ended        For the        Ended        For the
                                                         February 29,   Year Ended   February 29,   Year Ended
                                                             2008       August 31,       2008       August 31,
                                                         (unaudited)       2007      (unaudited)       2007
                                                         ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  1,002,125  $  2,254,433  $  3,346,077  $  1,720,734
  Net realized gain (loss) on investments and foreign
   currencies...........................................    6,107,536    41,448,666     2,877,566     7,162,502
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................  (74,613,484)   24,688,751   (13,490,806)    4,145,030
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.............................................  (67,503,823)   68,391,850    (7,267,163)   13,028,266
                                                         ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (2,292,818)   (1,400,022)   (1,727,644)     (861,432)
  Net realized gain on securities.......................  (41,513,324)  (37,658,896)   (6,928,952)   (7,200,192)
                                                         ------------  ------------  ------------  ------------
Total distributions to shareholders.....................  (43,806,142)  (39,058,918)   (8,656,596)   (8,061,624)
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   71,679,947   133,407,337    25,966,379    29,026,314
                                                         ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................  (39,630,018)  162,740,269    10,042,620    33,992,956
NET ASSETS:
Beginning of period.....................................  525,118,811   362,378,542   122,551,289    88,558,333
                                                         ------------  ------------  ------------  ------------
End of period+.......................................... $485,488,793  $525,118,811  $132,593,909  $122,551,289
                                                         ============  ============  ============  ============
+Includes accumulated undistributed net investment
 income (loss).......................................... $    738,430  $  2,029,123  $  3,250,523  $  1,632,090
                                                         ============  ============  ============  ============

                                                            MONEY MARKET II FUND       SMALL CAP GROWTH FUND
                                                         --------------------------  -------------------------
                                                           For the                     For the
                                                          Six Months                  Six Months
                                                            Ended        For the        Ended        For the
                                                         February 29,   Year Ended   February 29,   Year Ended
                                                             2008       August 31,       2008       August 31,
                                                         (unaudited)       2007      (unaudited)       2007
                                                         ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  6,576,440  $ 11,366,594  $   (191,343) $  (357,491)
  Net realized gain (loss) on investments and foreign
   currencies...........................................       42,201             -     3,541,794    5,291,165
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................            -             -   (12,814,250)   2,203,111
                                                         ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.............................................    6,618,641    11,366,594    (9,463,799)   7,136,785
                                                         ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (6,576,440)  (11,366,594)            -            -
  Net realized gain on securities.......................            -             -    (3,340,790)           -
                                                         ------------  ------------  ------------  -----------
Total distributions to shareholders.....................   (6,576,440)  (11,366,594)   (3,340,790)           -
                                                         ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   16,949,161   185,723,493     4,273,388      187,503
                                                         ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................   16,991,362   185,723,493    (8,531,201)   7,324,288
NET ASSETS:
Beginning of period.....................................  337,049,752   151,326,259    56,678,151   49,353,863
                                                         ------------  ------------  ------------  -----------
End of period+.......................................... $354,041,114  $337,049,752  $ 48,146,950  $56,678,151
                                                         ============  ============  ============  ===========
+Includes accumulated undistributed net investment
 income (loss).......................................... $      2,722  $      2,722  $   (253,283) $   (61,940)
                                                         ============  ============  ============  ===========

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                   SMALL CAP VALUE FUND
                                                                                --------------------------
                                                                                  For the
                                                                                 Six Months
                                                                                   Ended        For the
                                                                                February 29,   Year Ended
                                                                                    2008       August 31,
                                                                                (unaudited)       2007
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $  1,441,054  $  1,509,212
  Net realized gain (loss) on investments and foreign currencies...............    5,945,065    11,815,888
  Net unrealized gain (loss) on investments and foreign currencies.............  (39,056,687)   (5,512,811)
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................  (31,670,568)    7,812,289
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................   (1,520,081)     (650,058)
  Net realized gain on securities..............................................  (11,979,931)  (10,098,534)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (13,500,012)  (10,748,592)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................   29,875,062   147,831,273
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................  (15,295,518)  144,894,970
NET ASSETS:
Beginning of period............................................................  259,704,453   114,809,483
                                                                                ------------  ------------
End of period+................................................................. $244,408,935  $259,704,453
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $  1,338,470  $  1,417,497
                                                                                ============  ============

                                                                                 SOCIALLY RESPONSIBLE FUND
                                                                                --------------------------
                                                                                  For the
                                                                                 Six Months
                                                                                   Ended        For the
                                                                                February 29,   Year Ended
                                                                                    2008       August 31,
                                                                                (unaudited)       2007
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $  8,029,207  $  9,082,870
  Net realized gain (loss) on investments and foreign currencies...............  (24,984,047)   54,542,393
  Net unrealized gain (loss) on investments and foreign currencies.............  (75,857,192)   (4,743,282)
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................  (92,812,032)   58,881,981
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................   (9,110,635)   (2,245,369)
  Net realized gain on securities..............................................  (53,348,629)   (7,535,170)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (62,459,264)   (9,780,539)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................  169,103,781   581,574,251
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................   13,832,485   630,675,693
NET ASSETS:
Beginning of period............................................................  925,906,373   295,230,680
                                                                                ------------  ------------
End of period+................................................................. $939,738,858  $925,906,373
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $  7,953,064  $  9,034,492
                                                                                ============  ============

                                                                                    STRATEGIC BOND FUND
                                                                                --------------------------
                                                                                  For the
                                                                                 Six Months
                                                                                   Ended        For the
                                                                                February 29,   Year Ended
                                                                                    2008       August 31,
                                                                                (unaudited)       2007
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $  8,903,996  $ 13,594,585
  Net realized gain (loss) on investments and foreign currencies...............      933,359     2,198,612
  Net unrealized gain (loss) on investments and foreign currencies.............      419,800    (7,034,194)
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................   10,257,155     8,759,003
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................  (13,699,386)   (7,715,285)
  Net realized gain on securities..............................................   (2,092,167)   (2,328,243)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (15,791,553)  (10,043,528)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................   34,648,803    97,598,762
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................   29,114,405    96,314,237
NET ASSETS:
Beginning of period............................................................  291,727,429   195,413,192
                                                                                ------------  ------------
End of period+................................................................. $320,841,834  $291,727,429
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $  8,529,983  $ 13,325,373
                                                                                ============  ============

See Notes to Financial Statements

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization

 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC" or the "Adviser"). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). VC II is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. VC II consists of 15 separate mutual funds (the "Funds"), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*   Mid Cap Value Fund
Capital Appreciation Fund           Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund* Money Market II Fund
Core Bond Fund                      Small Cap Growth Fund
High Yield Bond Fund                Small Cap Value Fund
International Small Cap Equity Fund Socially Responsible Fund
Large Cap Value Fund                Strategic Bond Fund
Mid Cap Growth Fund

--------
*The Lifestyle Funds represent "Funds of Funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.

 Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

 For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act''), the Trust's Board of Trustees (the "Board'' or the "Trustees'') has adopted procedures intended to stabilize the Money Market II Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

B. Options, Futures and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes, and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


 As of February 29, 2008, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                       Percentage  Principal
                  Fund                 Ownership    Amount
                  -------------------- ---------- -----------
                  Money Market II Fund   14.51%   $65,305,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC, dated February 29, 2008, bearing interest at a rate of 1.80% per annum, with a principal amount of $450,000,000, a repurchase price of $450,067,500, and maturity date of March 3, 2008. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
----------------------------------- -------- -------- ------------ ------------
U.S. Treasury Inflation Index Notes   0.88%  04/15/10 $402,632,000 $459,000,480

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


D. Mortgage-Backed Dollar Rolls

 Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' account for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the six months ended February 29, 2008, none of the portfolios entered into dollar roll transactions.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in "naked" short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

 Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares and pays daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. With few exceptions, the Funds are no longer subject to U.S. Federal and state tax examinations by tax authorities for returns ending before 2004.

H. New Accounting Pronouncements

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

   Aggressive Growth Lifestyle Fund    0.10%
   -------------------------------------------------------------------------
   Capital Appreciation Fund           0.55%
   -------------------------------------------------------------------------
   Conservative Growth Lifestyle Fund  0.10%
   -------------------------------------------------------------------------
   Core Bond Fund                      0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
   -------------------------------------------------------------------------
   High Yield Bond Fund                0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
   -------------------------------------------------------------------------
   International Small Cap Equity Fund 0.90% on the first $100 million
                                       0.80% on assets over $100 million
   -------------------------------------------------------------------------
   Large Cap Value Fund                0.50%
   -------------------------------------------------------------------------
   Mid Cap Growth Fund                 0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
   -------------------------------------------------------------------------
   Mid Cap Value Fund                  0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
   -------------------------------------------------------------------------
   Moderate Growth Lifestyle Fund      0.10%
   -------------------------------------------------------------------------
   Money Market II Fund                0.25%
   -------------------------------------------------------------------------
   Small Cap Growth Fund               0.85%
   -------------------------------------------------------------------------
   Small Cap Value Fund                0.75% on the first $50 million
                                       0.65% on the assets over $50 million
   -------------------------------------------------------------------------
   Socially Responsible Fund           0.25%
   -------------------------------------------------------------------------
   Strategic Bond Fund                 0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 VALIC entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the International
        Small Cap Equity Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     AIG SunAmerica Asset Management Corp. ("AIG SunAmerica")--subadviser for the Money Market II Fund.
     Invesco Aim Capital Management, Inc.--subadviser for the Mid Cap Growth
        Fund.
     Bridgeway Capital Management, Inc.--subadviser for the Capital
        Appreciation Fund.
     FAF Advisors, Inc.--subadviser for a portion of the Mid Cap Value Fund. J.P. Morgan Investment Management, Inc.*--subadviser for Small Cap Growth
        Fund and Small Cap Value Fund.
     SSgA Funds Management, Inc.--subadviser for the Large Cap Value Fund. Wellington Management Co. LLP--subadviser for a portion of the Mid Cap
        Value Fund.
--------
*Effective December 10, 2007, J.P. Morgan Investment Management, Inc. replaced
 Franklin Advisers, Inc as the subadviser of the Small Cap Growth Fund.

The subadvisers are compensated for their services by VALIC.

 VALIC has agreed to contractually waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through 12/31/08. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                Maximum Expense
                 Fund                             Limitation
                 ------------------------------ ---------------
                 Aggressive Growth Lifestyle...      0.10%
                 Capital Appreciation..........      0.85%
                 Conservative Growth Lifestyle.      0.10%
                 Core Bond.....................      0.77%
                 High Yield Bond...............      0.99%
                 International Small Cap Equity      1.00%
                 Large Cap Value...............      0.81%
                 Mid Cap Growth................      0.85%
                 Mid Cap Value.................      1.05%
                 Moderate Growth Lifestyle.....      0.10%
                 Money Market II*..............      0.55%
                 Small Cap Growth..............      1.16%
                 Small Cap Value...............      0.95%
                 Socially Responsible..........      0.56%
                 Strategic Bond................      0.89%

 VC II, on behalf of each Fund, has entered into an Administrative Services Agreement with AIG SunAmerica. AIG SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, AIG SunAmerica will provide certain accounting and administrative services to VC II. During the period ended February 29, 2008, VC II accrued $1,472,798 for accounting and administrative services.

 VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides "Blue Sky" registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the period ended February 29, 2008, VC II accrued $14,794 in transfer agency and services fees.

 VC II, on behalf of each Fund, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 29, 2008, VC II accrued $5,259,992 in shareholder service expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. For the period ended February 29, 2008, VC II has deferred $5,195 of trustee compensation.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee's years of service. In the event of a Trustee's death prior to complete distribution of benefits, the Trustee's beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payments of the remaining benefits. The following amounts for the retirement plan liability are included in the payable for Trustees' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations:

                                                Retirement Plan Retirement Plan
                                Retirement Plan     Expense        Payments
                                Liability as of --------------- ---------------
                                 February 29,        For the period ended
 Fund                                2008              February 29, 2008
 ------------------------------ --------------- -------------------------------
 Aggressive Growth Lifestyle...    $ 53,557         $ 1,895          $ --
 Capital Appreciation..........      54,001           2,076            62
 Conservative Growth Lifestyle.      51,902           1,154            --
 Core Bond.....................     109,695           4,162           152
 High Yield Bond...............      74,127           4,021           137
 International Small Cap Equity     110,685          16,504           501
 Large Cap Value...............     101,108           9,249           284
 Mid Cap Growth................      64,302           1,890            59
 Mid Cap Value.................     263,252          12,498           339
 Moderate Growth Lifestyle.....      96,175           2,832            --
 Money Market II...............     122,242           6,283           228
 Small Cap Growth..............      60,755           1,472            38
 Small Cap Value...............     102,953           5,228           170
 Socially Responsible..........      86,097          16,177           650
 Strategic Bond................     105,183           6,687           205

 At February 29, 2008, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following
Funds:

                     Fund                            VALIC
                     ------------------------------ -------
                     Aggressive Growth Lifestyle... 100.00%
                     Capital Appreciation.......... 100.00%
                     Conservative Growth Lifestyle. 100.00%
                     Core Bond..................... 100.00%
                     High Yield Bond...............  99.80%
                     International Small Cap Equity 100.00%
                     Large Cap Value............... 100.00%
                     Mid Cap Growth................ 100.00%
                     Mid Cap Value.................  99.24%
                     Moderate Growth Lifestyle..... 100.00%
                     Money Market II............... 100.00%
                     Small Cap Growth.............. 100.00%
                     Small Cap Value............... 100.00%
                     Socially Responsible..........  99.99%
                     Strategic Bond................  99.57%

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 29, 2008, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                       Capital Gain
                                                                       Distribution
Fund                                    Security              Income     Received
----------------------------- ----------------------------  ---------- ------------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds* $1,994,781  $1,385,296
Conservative Growth Lifestyle Various VC I and VC II Funds*  1,478,593     563,795
Moderate Growth Lifestyle.... Various VC I and VC II Funds*  3,411,053   1,402,835

                                                                                                                Change in
                                                            Market Value   Cost of     Proceeds    Realized    Unrealized
Fund                                    Security             at 8/31/07   Purchases   from Sales  Gain/(Loss)  Gain/(Loss)
----------------------------- ----------------------------  ------------ ------------ ----------- ----------- ------------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds* $ 82,307,449 $52,331,892+ $38,893,276 $1,471,924  $(11,189,973)
Conservative Growth Lifestyle Various VC I and VC II Funds*   48,977,011  40,890,928+  30,290,004    633,352    (4,710,423)
Moderate Growth Lifestyle.... Various VC I and VC II Funds*  122,690,363  97,533,117+  75,443,923  1,474,731   (13,490,806)

                              Market Value
Fund                          at 02/29/08
----------------------------- ------------
Aggressive Growth Lifestyle.. $ 86,028,016
Conservative Growth Lifestyle   55,500,864
Moderate Growth Lifestyle....  132,763,482

--------
*See Portfolio of Investments for details.
+Includes reinvestment of distributions paid.

Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended February 29, 2008, were as follows:

                                Purchases of      Sales of
                                 Investment      Investment
                                 Securities      Securities
                               (Excluding U.S. (Excluding U.S. Purchase of U.S. Sales of U.S.
                                 Government      Government       Government     Government
Fund                             Securities)     Securities)      Securities     Securities
------------------------------ --------------- --------------- ---------------- -------------
Aggressive Growth Lifestyle...  $ 47,491,255    $ 37,437,084     $        --     $        --
Capital Appreciation..........    40,934,927      20,236,033              --              --
Conservative Growth Lifestyle.    38,848,540      24,632,496              --              --
Core Bond.....................   141,510,143     106,935,637      86,035,247      92,594,307
High Yield Bond...............    75,762,428      55,532,357              --              --
International Small Cap Equity   549,867,666     488,835,022              --              --
Large Cap Value...............   388,562,405     392,826,744              --              --
Mid Cap Growth................   103,326,620      56,076,081              --              --
Mid Cap Value.................   232,978,123     204,726,806              --              --
Moderate Growth Lifestyle.....    92,719,230      66,564,312              --              --
Small Cap Growth..............    65,960,203      63,333,020              --              --
Small Cap Value...............    69,579,965      34,096,017         696,771         545,000
Socially Responsible..........   666,207,993     592,820,463              --              --
Strategic Bond................   185,983,105     156,442,408      49,012,156      52,693,862

Note 5 -- Federal Income Taxes

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2007.

 The information in the following table is presented on the basis of cost for federal income tax purposes at February 29, 2008:

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Aggressive Growth Lifestyle...  $ 91,943,758   $   587,106  $ 6,502,848   $ (5,915,742)
Capital Appreciation..........    92,677,789    15,520,709    6,999,403      8,521,306
Conservative Growth Lifestyle.    58,329,210        72,421    2,900,767     (2,828,346)
Core Bond.....................   232,026,558     4,557,479    4,629,471        (71,992)
High Yield Bond...............   219,430,873     2,248,668   19,825,513    (17,576,845)
International Small Cap Equity   713,334,695    49,544,044   76,690,510    (27,146,466)
Large Cap Value...............   383,396,173    13,139,739   28,623,835    (15,484,096)
Mid Cap Growth................   128,672,666     8,389,124    8,336,928         52,196
Mid Cap Value.................   511,491,721    35,208,833   52,970,624    (17,761,791)

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                          Identified Cost    Gross        Gross     Net Unrealized
                          of Investments   Unrealized   Unrealized   Appreciation
Fund                           Owned      Appreciation Depreciation (Depreciation)
------------------------- --------------- ------------ ------------ --------------
Moderate Growth Lifestyle $  139,448,245  $   356,251  $  7,041,014  $ (6,684,763)
Money Market II..........    352,891,025           --            --            --
Small Cap Growth.........     56,473,599    1,751,344     8,948,025    (7,196,681)
Small Cap Value..........    278,453,482   12,569,239    46,945,508   (34,376,269)
Socially Responsible.....  1,003,304,726   38,418,310   100,609,455   (62,191,145)
Strategic Bond...........    327,334,113    8,396,810    12,177,430    (3,780,620)

 The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis distributable earnings at August 31, 2007 and the tax character of distributions paid during the year ended
August 31, 2007 were as follows:

                                        Distributable Earnings             Tax Distributions
                               ---------------------------------------  -----------------------
                                               Long-
                                            Term Gains/
                                           Capital Loss    Unrealized                Long-Term
                                Ordinary   Carryover And  Appreciation   Ordinary     Capital
Fund                             Income    Other Losses  (Depreciation)   Income       Gains
------------------------------ ----------- ------------- -------------- ----------- -----------
Aggressive Growth Lifestyle... $ 1,704,533 $  5,034,919   $ 5,274,231   $   757,435 $ 4,377,711
Capital Appreciation..........     293,482  (10,950,452)   15,226,352       134,676          --
Conservative Growth Lifestyle.   1,039,974    1,866,810     1,882,076       434,456   1,635,181
Core Bond.....................   7,643,237   (1,597,126)   (2,990,151)    3,641,316          --
High Yield Bond...............  11,547,136      418,420    (5,495,101)    5,583,929   2,645,527
International Small Cap Equity  30,991,369   37,745,822    78,876,869    14,316,655  11,512,801
Large Cap Value...............  17,023,308    8,707,988    18,411,549     4,298,805   9,655,500
Mid Cap Growth................   2,729,499    6,475,242     7,218,947            --   3,839,151
Mid Cap Value.................  13,215,383   30,590,757    56,853,116    15,018,210  24,040,708
Moderate Growth Lifestyle.....   2,475,944    6,180,652     6,806,043     2,255,241   5,806,383
Money Market II...............     123,968           --            --    11,366,594          --
Small Cap Growth..............          --    3,340,789     5,617,568            --          --
Small Cap Value...............   5,112,230    8,387,779     4,334,100     2,641,351   8,107,241
Socially Responsible..........  51,293,940   11,165,320     3,751,547     8,500,868   1,279,671
Strategic Bond................  14,683,239    1,108,310    (4,141,198)    7,715,285   2,328,243

 As of August 31, 2007, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

                                                 Capital Loss Carryforward
                               -------------------------------------------------------------
Fund                              2010       2011       2012      2013     2014      2015
------------------------------ ---------- ---------- ---------- -------- -------- ----------
Aggressive Growth Lifestyle... $       -- $       -- $       -- $     -- $     -- $       --
Capital Appreciation..........  2,158,710  6,282,529  2,100,734  408,479       --         --
Conservative Growth Lifestyle.         --         --         --       --       --         --
Core Bond.....................         --         --         --       --  348,311  1,248,815
High Yield Bond...............         --         --         --       --       --         --
International Small Cap Equity         --         --         --       --       --         --
Large Cap Value...............         --         --         --       --       --         --
Mid Cap Growth................         --         --         --       --       --         --
Mid Cap Value.................         --         --         --       --       --         --
Moderate Growth Lifestyle.....         --         --         --       --       --         --
Money Market II...............         --         --         --       --       --         --
Small Cap Growth..............         --         --         --       --       --         --
Small Cap Value...............         --         --         --       --       --         --
Socially Responsible..........         --         --         --       --       --         --
Strategic Bond................         --         --         --       --       --         --

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                       Aggressive Growth Lifestyle
                        --------------------------------------------------------
                            For the period ended           For the year ended
                             February 29, 2008              August 31, 2007
                        ---------------------------   ---------------------------
                           Shares          Amount        Shares         Amount
                        ------------   -------------  ------------  -------------
Shares sold............    1,889,988   $  23,204,628     3,162,967  $  39,016,416
Reinvested dividends...      560,688       6,739,452       434,078      5,135,146
Shares redeemed........   (1,076,994)    (13,123,425)   (1,678,669)   (20,711,028)
                        ------------   -------------  ------------  -------------
Net increase (decrease)    1,373,682   $  16,820,655     1,918,376  $  23,440,534
                        ============   =============  ============  =============

                                      Conservative Growth Lifestyle
                        --------------------------------------------------------
                        For the period ended February      For the year ended
                                  29, 2008                  August 31, 2007
                        ---------------------------   ---------------------------
                           Shares          Amount        Shares         Amount
                        ------------   -------------  ------------  -------------
Shares sold............    1,513,093   $  16,715,131     1,882,325  $  20,964,355
Reinvested dividends...      265,703       2,906,784       191,279      2,069,637
Shares redeemed........     (741,299)     (8,143,446)   (1,229,912)   (13,687,184)
                        ------------   -------------  ------------  -------------
Net increase (decrease)    1,037,497   $  11,478,469       843,692  $   9,346,808
                        ============   =============  ============  =============

                                             High Yield Bond
                        --------------------------------------------------------
                            For the period ended           For the year ended
                             February 29, 2008              August 31, 2007
                        ---------------------------   ---------------------------
                           Shares          Amount        Shares         Amount
                        ------------   -------------  ------------  -------------
Shares sold............    5,380,510   $  48,343,182    13,102,725  $ 122,509,571
Reinvested dividends...    1,378,522      11,965,559       906,328      8,229,456
Shares redeemed........   (3,991,795)    (35,290,885)   (4,161,297)   (38,708,529)
                        ------------   -------------  ------------  -------------
Net increase (decrease)    2,767,237   $  25,017,856     9,847,756  $  92,030,498
                        ============   =============  ============  =============

                                             Large Cap Value
                        --------------------------------------------------------
                        For the period ended February      For the year ended
                                  29, 2008                  August 31, 2007
                        ---------------------------   ---------------------------
                           Shares          Amount        Shares         Amount
                        ------------   -------------  ------------  -------------
Shares sold............    4,069,174   $  62,336,424    18,623,169  $ 286,763,039
Reinvested dividends...    1,760,007      25,731,298       921,076     13,954,305
Shares redeemed........   (4,930,048)    (72,419,202)   (5,148,004)   (80,522,218)
                        ------------   -------------  ------------  -------------
Net increase (decrease)      899,133   $  15,648,520    14,396,241  $ 220,195,126
                        ============   =============  ============  =============

                                              Mid Cap Value
                        --------------------------------------------------------
                            For the period ended           For the year ended
                             February 29, 2008              August 31, 2007
                        ---------------------------   ---------------------------
                           Shares          Amount        Shares         Amount
                        ------------   -------------  ------------  -------------
Shares sold............    6,407,681   $ 109,683,834     8,858,190  $ 176,900,418
Reinvested dividends...    2,549,834      43,806,142     2,112,435     39,058,918
Shares redeemed........   (4,507,873)    (81,810,029)   (4,162,526)   (82,551,999)
                        ------------   -------------  ------------  -------------
Net increase (decrease)    4,449,642   $  71,679,947     6,808,099  $ 133,407,337
                        ============   =============  ============  =============

                                             Money Market II
                        --------------------------------------------------------
                            For the period ended           For the year ended
                             February 29, 2008              August 31, 2007
                        ---------------------------   ---------------------------
                           Shares          Amount        Shares         Amount
                        ------------   -------------  ------------  -------------
Shares sold............  160,898,888   $ 160,898,889   370,731,455  $ 370,731,455
Reinvested dividends...    6,576,441       6,576,440    11,366,594     11,366,594
Shares redeemed........ (150,526,168)   (150,526,168) (196,374,556)  (196,374,556)
                        ------------   -------------  ------------  -------------
Net increase (decrease)   16,949,161   $  16,949,161   185,723,493  $ 185,723,493
                        ============   =============  ============  =============

                                        Capital Appreciation
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 29, 2008          August 31, 2007
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  4,401,945  $ 48,539,053   3,983,573  $  40,505,922
Reinvested dividends...     25,433       293,483      13,898        134,676
Shares redeemed........ (2,464,095)  (26,979,380) (4,015,512)   (40,978,062)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  1,963,283  $ 21,853,156     (18,041) $    (337,464)
                        ==========  ============  ==========  =============

                                             Core Bond
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 29, 2008          August 31, 2007
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  8,757,278  $ 89,777,302  16,217,225  $ 164,707,098
Reinvested dividends...    758,259     7,643,239     360,884      3,641,316
Shares redeemed........ (7,349,357)  (75,194,019) (6,709,586)   (68,023,241)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  2,166,180  $ 22,226,522   9,868,523  $ 100,325,173
                        ==========  ============  ==========  =============

                                   International Small Cap Equity
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 29, 2008          August 31, 2007
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  5,856,302  $109,333,093  17,238,389  $ 321,086,380
Reinvested dividends...  4,089,066    68,737,194   1,447,839     25,829,456
Shares redeemed........ (3,540,643)  (62,220,497) (6,926,044)  (129,918,539)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  6,404,725  $115,849,790  11,760,184  $ 216,997,297
                        ==========  ============  ==========  =============

                                           Mid Cap Growth
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 29, 2008          August 31, 2007
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  7,970,687  $ 64,910,325   4,047,382  $  37,134,898
Reinvested dividends...  1,070,319     9,204,742     455,956      3,839,151
Shares redeemed........ (1,528,606)  (13,374,284) (3,380,057)   (29,737,218)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  7,512,400  $ 60,740,783   1,123,281  $  11,236,831
                        ==========  ============  ==========  =============

                                     Moderate Growth Lifestyle
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 29, 2008          August 31, 2007
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............  2,828,570  $ 36,056,066   4,144,235  $  53,343,062
Reinvested dividends...    688,672     8,656,596     653,292      8,061,624
Shares redeemed........ (1,471,377)  (18,746,283) (2,517,726)   (32,378,372)
                        ----------  ------------  ----------  -------------
Net increase (decrease)  2,045,865  $ 25,966,379   2,279,801  $  29,026,314
                        ==========  ============  ==========  =============

                                          Small Cap Growth
                        ---------------------------------------------------
                          For the period ended        For the year ended
                            February 29, 2008          August 31, 2007
                        ------------------------  -------------------------
                          Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  -------------
Shares sold............    704,719  $  9,792,588   1,369,933  $  19,598,282
Reinvested dividends...    249,685     3,340,790          --             --
Shares redeemed........   (639,766)   (8,859,990) (1,377,549)   (19,410,779)
                        ----------  ------------  ----------  -------------
Net increase (decrease)    314,638  $  4,273,388      (7,616) $     187,503
                        ==========  ============  ==========  =============

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                          Small Cap Value                                  Socially Responsible
                        --------------------------------------------------  --------------------------------------------------
                          For the period ended       For the year ended       For the period ended       For the year ended
                            February 29, 2008          August 31, 2007          February 29, 2008          August 31, 2007
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............  4,186,926  $ 57,547,430  10,498,009  $167,268,938  13,942,686  $183,263,019  49,596,955  $653,308,019
Reinvested dividends...    994,843    13,500,012     701,148    10,748,592   5,008,762    62,459,264     760,540     9,780,539
Shares redeemed........ (2,975,777)  (41,172,380) (1,902,938)  (30,186,257) (6,152,093)  (76,618,502) (6,192,895)  (81,514,307)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)  2,205,992  $ 29,875,062   9,296,219  $147,831,273  12,799,355  $169,103,781  44,164,600  $581,574,251
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                          Strategic Bond
                        --------------------------------------------------
                          For the period ended       For the year ended
                            February 29, 2008          August 31, 2007
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  4,267,539  $ 48,735,998  11,478,796  $131,229,482
Reinvested dividends...  1,426,519    15,791,553     891,174    10,043,528
Shares redeemed........ (2,634,334)  (29,878,748) (3,821,963)  (43,674,248)
                        ----------  ------------  ----------  ------------
Net increase (decrease)  3,059,724  $ 34,648,803   8,548,007  $ 97,598,762
                        ==========  ============  ==========  ============

Note 7 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended February 29, 2008, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                    Fund                 Expense Reductions
                    -------------------- ------------------
                    Large Cap Value.....      $ 24,533
                    Mid Cap Growth......         4,233
                    Mid Cap Value.......        15,016
                    Small Cap Growth....           992
                    Small Cap Value.....        13,142
                    Socially Responsible       144,264

Note 8 -- Investment Concentration

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of a Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 37.1% and 15.6%, respectively, of their total net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund and Strategic Bond Fund. At the end of the period, the International Small Cap Equity Fund had 24.3% of its net assets invested in equity securities domiciled in Japan. At the end of the period, Strategic Bond Fund had 27.7% of its net assets invested in securities issued by foreign government agencies.

Note 9 -- Lines of Credit

 Except for the VC II Large Cap Value Fund, VC I and VC II have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 For the period ended February 29, 2008, the following Funds had borrowings:

                                                         Average   Weighted
                                      Days     Interest    Debt    Average
    Fund                           Outstanding Charges   Utilized  Interest
    ------------------------------ ----------- -------- ---------- --------
    Core Bond.....................      8       $  602  $  750,749   3.64%
    International Small Cap Equity      5        1,425   2,153,343   4.76%
    Mid Cap Value.................      8        1,106   1,038,004   4.84%
    Small Cap Growth..............      7          382     391,775   4.96%
    Socially Responsible..........      3          493   1,140,172   5.19%

 As of February 29, 2008, none of the Funds had outstanding borrowings.

Note 10 -- Interfund Lending Agreement

 Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 29, 2008, none of the Funds participated in this program.

Note 11 -- Security Transactions with Affiliated Portfolios

 The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the year ended February 29, 2008, the following Funds engaged in security transactions with affiliated Funds:

                                                      Realized
                                  Cost of   Proceeds   Gain/
                  Fund           Purchases from Sales  (Loss)
                  -------------- --------- ---------- --------
                  Mid Cap Growth $253,853   $262,187  $19,120

 During the period, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

                                             Small Cap Growth
                                             ----------------
                  Bear Stearns & Co.........       $695
                  JP Morgan Securities, Inc.       $474

Note 12 -- Unfunded Loan Commitments

 On February 29, 2008, the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Fund                      Name                     Type          Maturity Date Amount
--------------- ------------------------- ---------------------- ------------- -------
High Yield Bond Triax Pharmaceuticals LLC Delayed Draw Term Loan   08/30/11    $65,067

Note 13 -- Other Matters

 On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as the independent registered public accounting firm of VC II. On February 28, 2008, the Board of Trustees of VC II selected PricewaterhouseCoopers, LLP as the new independent registered public accounting firm for VC II.

 E&Y's reports on VC II's financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion , and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on VC II's financial statements.

VALIC Company II
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                  Aggressive Growth Lifestyle Fund
                                                     ---------------------------------------------------------
                                                      Six Months
                                                        Ended                  Year Ended August 31,
                                                     February 29,   -------------------------------------------
                                                      2008/(f)/       2007         2006     2005     2004     2003
                                                     ------------   -------      -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period.............. $ 12.59        $ 11.71      $ 10.98  $  9.10  $  8.37  $  7.43
                                                     ---------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/................    0.27           0.23         0.15     0.08     0.08     0.07
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..............   (1.04)          1.64         1.00     1.88     0.73     0.94
   Net increase from payments by affiliates.........       -              -            -        -        -        -
                                                     ---------------------------------------------------------
   Total income (loss) from investment
    operations......................................   (0.77)          1.87         1.15     1.96     0.81     1.01
                                                     ---------------------------------------------------------
Distributions from:
   Net investment income............................    (0.19).           -.       (0.18)   (0.08)   (0.08)   (0.07)
   Net realized gain on securities..................    (0.76).       (0.99)       (0.24)       -        -        -
                                                     ---------------------------------------------------------
   Total distributions..............................    (0.95).       (0.99)       (0.42)   (0.08)   (0.08)   (0.07)
                                                     ---------------------------------------------------------
Net asset value at end of period.................... $ 10.87        $ 12.59      $ 11.71  $ 10.98  $  9.10  $  8.37
                                                     ---------------------------------------------------------
TOTAL RETURN/(a)/...................................   (6.86)%        16.53%       10.65%   21.62%    9.66%   13.66%
                                                     ---------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/........    0.10%/(g)/     0.10%        0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/........    0.20%/(g)/     0.23%        0.29%    0.30%    0.34%    0.34%
Ratio of expense reductions to average net assets...       -              -            -        -        -        -
Ratio of net investment income (loss) to average net
 assets/(b)/........................................    4.51%/(g)/     1.93%        1.31%    0.80%    0.89%    0.92%
Ratio of net investment income (loss) to average net
 assets/(c)/........................................    4.42%/(g)/     1.80%        1.12%    0.60%    0.65%    0.68%
Portfolio turnover rate.............................      43%            53%          79%      40%      71%      52%
Number of shares outstanding at end of period
 (000's)............................................   7,904          6,530        4,612    3,700    3,683    3,419
Net assets at the end of period (000's)............. $85,921        $82,221      $53,987  $40,623  $33,520  $28,627

                                                                         Capital Appreciation Fund
                                                     ---------------------------------------------------------------
                                                      Six Months
                                                        Ended                     Year Ended August 31,
                                                     February 29,  -------------------------------------------------
                                                      2008/(f)/        2007        2006     2005     2004      2003
                                                     ------------  -------       -------  -------  -------   -------

PER SHARE DATA
Net asset value at beginning of period.............. $ 10.83       $  8.90       $  8.90  $  7.79  $  7.66   $  6.71
                                                     ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/................    0.01          0.04          0.02     0.03    (0.02)    (0.00)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..............   (0.57)         1.91         (0.01)    1.11     0.15      0.95
   Net increase from payments by affiliates.........       -          0.00             -        -        -         -
                                                     ---------------------------------------------------------------
   Total income (loss) from investment
    operations......................................   (0.56)         1.95          0.01     1.14     0.13      0.95
                                                     ---------------------------------------------------------------
Distributions from:
   Net investment income............................   (0.03)        (0.02)        (0.01)   (0.03)       -         -
   Net realized gain on securities..................       -             -             -        -        -         -
                                                     ---------------------------------------------------------------
   Total distributions..............................   (0.03)        (0.03)        (0.01)   (0.03)       -         -
                                                     ---------------------------------------------------------------
Net asset value at end of period.................... $ 10.24       $ 10.83       $  8.90  $  8.90  $  7.79   $  7.66
                                                     ---------------------------------------------------------------
TOTAL RETURN/(a)/...................................   (5.18)%       21.90%/(e)/    0.06%   14.58%    1.70%    14.22%
                                                     ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/........    0.85%/(g)/    0.85%         0.85%    0.85%    0.85%     0.85%
Ratio of expenses to average net assets/(c)/........    0.98%/(g)/    1.03%         1.03%    1.13%    1.19%     1.29%
Ratio of expense reductions to average net assets...       -          0.00%            -        -        -         -
Ratio of net investment income (loss) to average net
 assets/(b)/........................................    0.13%/(g)/    0.38%         0.21%    0.34%   (0.22)%   (0.03)%
Ratio of net investment income (loss) to average net
 assets/(c)/........................................    0.00%/(g)/    0.19%         0.03%    0.06%   (0.56)%   (0.47)%
Portfolio turnover rate.............................      22%           32%          169%     105%     119%       87%
Number of shares outstanding at end of period
 (000's)............................................   9,742         7,779         7,797    5,499    5,462     4,588
Net assets at the end of period (000's)............. $99,713       $84,269       $69,412  $48,939  $42,544   $35,152

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance was increased by less than 0.01% from a reimbursement by an affiliate.
/(f)/Unaudited.
/(g)/Annualized.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                     Conservative Growth Lifestyle Fund
                                                         ---------------------------------------------------------




                                                          Six Months
                                                            Ended                 Year Ended August 31,
                                                         February 29,  -------------------------------------------
                                                          2008/(f)/      2007         2006     2005     2004     2003
                                                         ------------  -------      -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period.................. $ 11.29       $ 10.70      $ 10.81  $  9.79  $  9.37  $  8.73
                                                         ---------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................    0.30          0.19         0.15     0.24     0.30     0.21
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..................   (0.66)         0.99         0.42     1.03     0.41     0.64
   Net increase from payments by affiliates.............       -             -            -        -        -        -
                                                         ---------------------------------------------------------
   Total income (loss) from investment operations.......   (0.36)         1.18         0.57     1.27     0.71     0.85
                                                         ---------------------------------------------------------
Distributions from:
   Net investment income................................    (0.16)           -.       (0.18)   (0.25)   (0.29)   (0.21)
   Net realized gain on securities......................    (0.45)       (0.59)       (0.50)       -        -        -
                                                         ---------------------------------------------------------
   Total distributions..................................    (0.61)       (0.59)       (0.68)   (0.25)   (0.29)   (0.21)
                                                         ---------------------------------------------------------
Net asset value at end of period........................ $ 10.32       $ 11.29      $ 10.70  $ 10.81  $  9.79  $  9.37
                                                         ---------------------------------------------------------
TOTAL RETURN/(a)/.......................................   (3.52)%       11.28%        5.50%   13.03%    7.60%    9.90%
                                                         ---------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............    0.10%/(g)/    0.10%        0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/............    0.24%/(g)/    0.28%        0.33%    0.31%    0.36%    0.34%
Ratio of expense reductions to average net assets.......       -             -            -        -        -        -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................    5.51%/(g)/    1.75%        1.38%    2.35%    3.01%    2.41%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................    5.37%/(g)/    1.57%        1.15%    2.14%    2.75%    2.17%
Portfolio turnover rate.................................      46%           75%          81%      46%      67%      65%
Number of shares outstanding at end of period (000's)...   5,369         4,332        3,488    3,190    3,130    2,952
Net assets at the end of period (000's)................. $55,407       $48,897      $37,309  $34,468  $30,649  $27,652

                                                                                        Core Bond Fund
                                                         ---------------------------------------------------------------




                                                           Six Months
                                                             Ended                          Year Ended August 31,
                                                          February 29,  ------------------------------------------------
                                                           2008/(f)/      2007      2006         2005          2004
                                                         ------------   --------  --------  --------       -------

PER SHARE DATA
Net asset value at beginning of period.................. $  10.17       $  10.09  $  10.06  $  10.00       $ 10.02
                                                         ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................     0.25           0.48      0.49      0.42          0.34
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..................     0.11          (0.11)    (0.31)     0.08          0.22
   Net increase from payments by affiliates.............        -              -         -         -             -
                                                         ---------------------------------------------------------------
   Total income (loss) from investment operations.......     0.36           0.37      0.18      0.50          0.56
                                                         ---------------------------------------------------------------
Distributions from:
   Net investment income................................    (0.32)         (0.29)    (0.13)    (0.41)        (0.35)
   Net realized gain on securities......................        -              -     (0.02)    (0.03)        (0.23)
                                                         ---------------------------------------------------------------
   Total distributions..................................    (0.32)         (0.29)    (0.15)    (0.44)        (0.58)
                                                         ---------------------------------------------------------------
Net asset value at end of period........................ $  10.21       $  10.17  $  10.09  $  10.06       $ 10.00
                                                         ---------------------------------------------------------------
TOTAL RETURN/(a)/.......................................     3.56%          3.67%     1.82%     5.05%         5.71%
                                                         ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............     0.77%/(g)/     0.77%     0.77%     0.77%         0.77%
Ratio of expenses to average net assets/(c)/............     0.88%/(g)/     0.93%     1.03%     1.00%         1.07%
Ratio of expense reductions to average net assets.......        -              -         -         -             -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................     4.88%/(g)/     4.84%     4.91%     4.23%         3.37%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     4.77%/(g)/     4.68%     4.66%     3.99%         3.07%
Portfolio turnover rate.................................       89%           155%      202%      212%/(e)/     187%/(e)/
Number of shares outstanding at end of period (000's)...   22,837         20,671    10,802    10,072         7,138
Net assets at the end of period (000's)................. $233,273       $210,322  $109,007  $101,299       $71,409

                                                         --------






                                                         --------
                                                             2003
                                                         -------

PER SHARE DATA
Net asset value at beginning of period.................. $  9.95
                                                         --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................    0.31
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..................    0.09
   Net increase from payments by affiliates.............       -
                                                         --------
   Total income (loss) from investment operations.......    0.40
                                                         --------
Distributions from:
   Net investment income................................   (0.33)
   Net realized gain on securities......................       -
                                                         --------
   Total distributions..................................   (0.33)
                                                         --------
Net asset value at end of period........................ $ 10.02
                                                         --------
TOTAL RETURN/(a)/.......................................    4.08%
                                                         --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............    0.77%
Ratio of expenses to average net assets/(c)/............    1.12%
Ratio of expense reductions to average net assets.......       -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................    3.13%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................    2.77%
Portfolio turnover rate.................................     214%/(e)/
Number of shares outstanding at end of period (000's)...   6,336
Net assets at the end of period (000's)................. $63,519

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                            Fund      2005 2004 2003
                            --------- ---- ---- ----
                            Core Bond 205% 179% 197%

/(f)/Unaudited.
/(g)/Annualized.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                            High Yield Bond Fund
                                             ------------------------------------------------------------------------
                                               Six Months
                                                 Ended                             Year Ended August 31,
                                              February 29,  ---------------------------------------------------------
                                               2008/(i)/      2007             2006          2005           2004
                                             ------------   --------      --------       -------       --------

PER SHARE DATA
Net asset value at beginning of period...... $   9.10       $   9.32      $   8.87       $  8.28        $  7.73
                                             ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........     0.35           0.69          0.63          0.62           0.69
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................    (0.56)         (0.26)         0.07          0.78           0.54
   Net increase from payments by
    affiliates..............................        -              -          0.00             -              -
                                             ------------------------------------------------------------------------
   Total income (loss) from investment
    operations..............................    (0.21)          0.43          0.70          1.40           1.23
                                             ------------------------------------------------------------------------
Distributions from:
   Net investment income....................     (0.50)        (0.44)        (0.16)        (0.63)         (0.68)
   Net realized gain on securities..........     (0.02)        (0.21)        (0.09)        (0.18)             -
                                             ------------------------------------------------------------------------
   Total distributions......................     (0.52)        (0.65)        (0.25)        (0.81)         (0.68)
                                             ------------------------------------------------------------------------
Net asset value at end of period............ $   8.37       $   9.10      $   9.32       $  8.87        $  8.28
                                             ------------------------------------------------------------------------
TOTAL RETURN/(a)/...........................    (2.49)%         4.62%         8.16%/(g)/   17.45%         16.27%
                                             ------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/     0.99%/(j)/     0.99%         0.99%         0.99%          0.99%
Ratio of expenses to average net assets/(c)/     1.10%/(j)/     1.16%         1.19%         1.27%         1.31%//
Ratio of expense reductions to average net
 assets.....................................        -              -             -             -              -
Ratio of net investment income (loss) to
 average net assets/(b)/....................     8.02%/(j)/     7.63%         7.07%         7.30%          8.45%
Ratio of net investment income (loss) to
 average net assets/(c)/....................     7.92%/(j)/     7.46%         6.87%         7.01%          8.12%
Portfolio turnover rate.....................       27%            47%           53%           58%/(f)/      110%/(f)/
Number of shares outstanding at end of
 period (000's).............................   23,992         21,225        11,377         9,090          6,470
Net assets at the end of period (000's)..... $200,882       $193,127      $106,070       $80,665        $53,562

                                             ----


                                             ----
                                                 2003
                                             -------

PER SHARE DATA
Net asset value at beginning of period...... $  6.82
                                             ----
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........    0.69
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................    0.90
   Net increase from payments by
    affiliates..............................       -
                                             ----
   Total income (loss) from investment
    operations..............................    1.59
                                             ----
Distributions from:
   Net investment income....................   (0.68)
   Net realized gain on securities..........       -
                                             ----
   Total distributions......................   (0.68)
                                             ----
Net asset value at end of period............ $  7.73
                                             ----
TOTAL RETURN/(a)/...........................   24.25%
                                             ----

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/    0.99%
Ratio of expenses to average net assets/(c)/    1.42%
Ratio of expense reductions to average net
 assets.....................................       -
Ratio of net investment income (loss) to
 average net assets/(b)/....................    9.69%
Ratio of net investment income (loss) to
 average net assets/(c)/....................    9.26%
Portfolio turnover rate.....................     124%/(f)/
Number of shares outstanding at end of
 period (000's).............................   5,433
Net assets at the end of period (000's)..... $41,986

                                                                  International Small Cap Equity Fund
                                             -----------------------------------------------------------------------------
                                               Six Months
                                                 Ended                           Year Ended August 31,
                                              February 29,   -------------------------------------------------------------
                                               2008/(i)/          2007           2006           2005        2004     2003
                                             ------------    --------       --------       --------       -------  -------

PER SHARE DATA
Net asset value at beginning of period...... $  19.78        $  16.80       $  14.05       $  10.36       $  9.07  $  8.67
                                             -----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........     0.01            0.16           0.11           0.12          0.11     0.11
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................    (2.13)           3.68           2.87           3.68          1.29     0.40
   Net increase from payments by
    affiliates..............................        -            0.00           0.00              -             -        -
                                             -----------------------------------------------------------------------------
   Total income (loss) from investment
    operations..............................    (2.12)           3.84           2.98           3.80          1.40     0.51
                                             -----------------------------------------------------------------------------
Distributions from:
   Net investment income....................    (0.11)          (0.06)         (0.03)         (0.04)        (0.11)   (0.11)
   Net realized gain on securities..........    (1.63)          (0.80)         (0.20)         (0.07)            -        -
                                             -----------------------------------------------------------------------------
   Total distributions......................    (1.74)          (0.86)         (0.23)         (0.11)        (0.11)   (0.11)
                                             -----------------------------------------------------------------------------
Net asset value at end of period............ $  15.92        $  19.78       $  16.80       $  14.05       $ 10.36  $  9.07
                                             -----------------------------------------------------------------------------
TOTAL RETURN/(a)/...........................   (11.21)%         23.44%/(h)/    21.36%/(e)/    36.89%/(e)/   15.42%    5.94%
                                             -----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/     1.00%/(j)/      1.00%          1.00%          1.00%         1.00%    1.01%
Ratio of expenses to average net assets/(c)/     1.27%/(j)/      1.29%          1.37%          1.57%         1.62%    1.71%
Ratio of expense reductions to average net
 assets.....................................        -               -              -              -             -        -
Ratio of net investment income (loss) to
 average net assets/(b)/....................     0.13%/(j)/      0.84%          0.72%          0.99%         1.09%    1.34%
Ratio of net investment income (loss) to
 average net assets/(c)/....................    (0.14)%/(j)/     0.55%          0.35%          0.42%         0.47%    0.65%
Portfolio turnover rate.....................       67%             72%            69%           143%           85%      70%
Number of shares outstanding at end of
 period (000's).............................   43,610          37,205         25,445          7,405         3,980    4,654
Net assets at the end of period (000's)..... $694,368        $735,844       $427,437       $104,030       $41,227  $42,206

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                         Fund            2005 2004 2003
                         --------------- ---- ---- ----
                         High Yield Bond  57% 110% 124%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
/(h)/The Fund's performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.
/(i)/Unaudited.
/(j)/Annualized.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                          Large Cap Value Fund
                                                 ----------------------------------------------------------------------
                                                   Six Months
                                                     Ended                       Year Ended August 31,
                                                  February 29,  -------------------------------------------------------
                                                   2008/(g)/      2007             2006        2005       2004        2003
                                                 ------------   --------      --------       -------  -------       -------

PER SHARE DATA
Net asset value at beginning of period.......... $  15.74       $  14.58      $  13.72       $ 12.18  $ 10.97       $ 10.22
                                                 ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............     0.11           0.18          0.21          0.18     0.15          0.13
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..........    (1.53)          1.67          1.50          2.05     1.21          0.74
   Net increase from payments by affiliates.....        -              -          0.00             -        -             -
                                                 ----------------------------------------------------------------------
   Total income (loss) from investment
    operations..................................    (1.42)          1.85          1.71          2.23     1.36          0.87
                                                 ----------------------------------------------------------------------
Distributions from:
   Net investment income........................     (0.14)        (0.07)        (0.06)        (0.17)   (0.15)        (0.12)
   Net realized gain on securities..............     (0.78)        (0.62)        (0.79)        (0.52)       -             -
                                                 ----------------------------------------------------------------------
   Total distributions..........................     (0.92)        (0.69)        (0.85)        (0.69)   (0.15)        (0.12)
                                                 ----------------------------------------------------------------------
Net asset value at end of period................ $  13.40       $  15.74      $  14.58       $ 13.72  $ 12.18       $ 10.97
                                                 ----------------------------------------------------------------------
TOTAL RETURN/(a)/...............................    (9.46)%        12.89%        12.98%/(f)/   18.62%   12.42%/(e)/    8.59%
                                                 ----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....     0.81%/(h)/     0.81%         0.81%         0.81%    0.81%         0.81%
Ratio of expenses to average net assets/(c)/....     0.88%/(h)/     0.89%         0.97%         1.01%    1.08%         1.19%
Ratio of expense reductions to average net
 assets.........................................     0.01%/(h)/        -             -             -        -             -
Ratio of net investment income (loss) to average
 net assets/(b)/................................     1.43%/(h)/     1.16%         1.54%         1.41%    1.26%         1.28%
Ratio of net investment income (loss) to average
 net assets/(c)/................................     1.36%/(h)/     1.08%         1.38%         1.21%    0.99%         0.90%
Portfolio turnover rate.........................       94%           105%          103%           84%      97%           67%
Number of shares outstanding at end of period
 (000's)........................................   27,488         26,589        12,192         6,476    5,735         4,091
Net assets at the end of period (000's)......... $368,397       $418,508      $177,737       $88,853  $69,831       $44,883

                                                                        Mid Cap Growth Fund
                                                 ---------------------------------------------------------------
                                                   Six Months
                                                     Ended                     Year Ended August 31,
                                                  February 29,   -----------------------------------------------
                                                   2008/(g)/       2007      2006      2005      2004      2003
                                                 ------------    -------   -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period.......... $   9.36        $  8.15   $  7.56   $  5.94   $  5.70   $  4.44
                                                 ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............    (0.01)         (0.02)    (0.01)    (0.01)    (0.03)    (0.02)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..........    (0.78)          1.80      0.60      1.63      0.27      1.28
   Net increase from payments by affiliates.....        -              -         -         -         -         -
                                                 ---------------------------------------------------------------
   Total income (loss) from investment
    operations..................................    (0.79)          1.78      0.59      1.62      0.24      1.26
                                                 ---------------------------------------------------------------
Distributions from:
   Net investment income........................        -              -         -         -         -         -
   Net realized gain on securities..............    (0.95)         (0.57)        -         -         -         -
                                                 ---------------------------------------------------------------
   Total distributions..........................    (0.95)         (0.57)        -         -         -         -
                                                 ---------------------------------------------------------------
Net asset value at end of period................ $   7.62        $  9.36   $  8.15   $  7.56   $  5.94   $  5.70
                                                 ---------------------------------------------------------------
TOTAL RETURN/(a)/...............................    (9.61)%        22.57%     7.80%    27.27%     4.21%    28.38%
                                                 ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....     0.85%/(h)/     0.85%     0.85%     0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/....     1.20%/(h)/     1.25%     1.34%     1.37%     1.40%     1.51%
Ratio of expense reductions to average net
 assets.........................................     0.01%/(h)/     0.01%        -         -         -         -
Ratio of net investment income (loss) to average
 net assets/(b)/................................    (0.30)%/(h)/   (0.26)%   (0.15)%   (0.18)%   (0.41)%   (0.41)%
Ratio of net investment income (loss) to average
 net assets/(c)/................................    (0.65)%/(h)/   (0.66)%   (0.64)%   (0.70)%   (0.96)%   (1.07)%
Portfolio turnover rate.........................       61%           121%      142%      125%      123%       99%
Number of shares outstanding at end of period
 (000's)........................................   16,564          9,052     7,929     6,920     7,487     7,682
Net assets at the end of period (000's)......... $126,195        $84,765   $64,583   $52,335   $44,446   $43,785

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.09% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Unaudited.
/(h)/Annualized.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                  Mid Cap Value Fund
                                          -----------------------------------------------------------------       --------------
                                            Six Months                                                              Six Months
                                              Ended                     Year Ended August 31,                         Ended
                                           February 29,  --------------------------------------------------        February 29,
                                            2008/(e)/      2007          2006       2005       2004       2003      2008/(e)/
                                          ------------   --------      --------  --------   --------   --------   ------------

PER SHARE DATA
Net asset value at beginning of period... $  20.09       $  18.75      $  18.27  $  16.18   $  14.10   $  11.75   $  13.04
                                          -----------------------------------------------------------------       --------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.....     0.04           0.10          0.08      0.01       0.02       0.02       0.32
   Net realized and unrealized gain
    (loss) on investments and
    foreign currencies...................    (2.52)          3.14          1.79      3.63       2.08       2.36      (0.93)
   Net increase from payments by
    affiliates...........................        -              -             -         -          -          -          -
                                          -----------------------------------------------------------------       --------------
   Total income (loss) from investment
    operations...........................    (2.48)          3.24          1.87      3.64       2.10       2.38      (0.61)
                                          -----------------------------------------------------------------       --------------
Distributions from:
   Net investment income.................     (0.09)        (0.07)        (0.01)    (0.01)     (0.02)     (0.03)     (0.17)
   Net realized gain on securities.......     (1.65)        (1.83)        (1.38)    (1.54)         -          -      (0.68)
                                          -----------------------------------------------------------------       --------------
   Total distributions...................     (1.74)        (1.90)        (1.39)    (1.55)     (0.02)     (0.03)     (0.85)
                                          -----------------------------------------------------------------       --------------
Net asset value at end of period......... $  15.87       $  20.09      $  18.75  $  18.27   $  16.18   $  14.10   $  11.58
                                          -----------------------------------------------------------------       --------------
TOTAL RETURN/(a)/........................   (12.98)%        18.15%        10.74%    23.18%     14.86%     20.28%     (5.25)%
                                          -----------------------------------------------------------------       --------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(b)/.................     1.05%/(f)/     1.05%         1.05%     1.05%      1.05%      1.05%      0.10%/(f)/
Ratio of expenses to
 average net assets/(c)/.................     1.12%/(f)/     1.11%         1.20%     1.18%      1.25%      1.32%      0.18%/(f)/
Ratio of expense reductions to
 average net assets......................     0.01%/(f)/     0.02%         0.01%     0.02%      0.03%      0.04%         -
Ratio of net investment income (loss) to
 average net assets/(b)/.................     0.41%/(f)/     0.47%         0.40%     0.01%      0.09%      0.11%      5.15%/(f)/
Ratio of net investment income (loss) to
 average net assets/(c)/.................     0.34%/(f)/     0.41%         0.25%    (0.11)%    (0.11)%    (0.16)%     5.07%/(f)/
Portfolio turnover rate..................       42%            59%           76%       46%        57%        48%        51%
Number of shares outstanding at end of
 period (000's)..........................   30,588         26,139        19,331    16,528     11,902      9,587     11,447
Net assets at the end of period (000's).. $485,489       $525,119      $362,379  $302,014   $192,607   $135,190   $132,594

                                           Moderate Growth Lifestyle Fund
                                          ---------------------------------------------

                                                      Year Ended August 31,
                                          --------------------------------------------
                                            2007      2006     2005     2004     2003
                                          --------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period... $  12.44  $ 12.04  $ 10.46  $  9.80  $  8.93
                                          ---------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.....     0.21     0.16     0.18     0.22     0.17
   Net realized and unrealized gain
    (loss) on investments and
    foreign currencies...................     1.49     0.70     1.58     0.66     0.87
   Net increase from payments by
    affiliates...........................        -        -        -        -        -
                                          ---------------------------------------------
   Total income (loss) from investment
    operations...........................     1.70     0.86     1.76     0.88     1.04
                                          ---------------------------------------------
Distributions from:
   Net investment income.................    (0.12)   (0.06)   (0.18)   (0.22)   (0.17)
   Net realized gain on securities.......    (0.98)   (0.40)       -        -        -
                                          ---------------------------------------------
   Total distributions...................    (1.10)   (0.46)   (0.18)   (0.22)   (0.17)
                                          ---------------------------------------------
Net asset value at end of period......... $  13.04  $ 12.44  $ 12.04  $ 10.46  $  9.80
                                          ---------------------------------------------
TOTAL RETURN/(a)/........................    14.18%    7.21%   16.88%    8.96%   11.84%
                                          ---------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(b)/.................     0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to
 average net assets/(c)/.................     0.20%    0.24%    0.25%    0.32%    0.32%
Ratio of expense reductions to
 average net assets......................        -        -        -        -        -
Ratio of net investment income (loss) to
 average net assets/(b)/.................     1.64%    1.35%    1.58%    2.12%    1.94%
Ratio of net investment income (loss) to
 average net assets/(c)/.................     1.54%    1.21%    1.44%    1.89%    1.72%
Portfolio turnover rate..................       64%      70%      38%      76%      65%
Number of shares outstanding at end of
 period (000's)..........................    9,401    7,122    6,129    5,379    4,865
Net assets at the end of period (000's).. $122,551  $88,558  $73,804  $56,244  $47,692

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited.
/(f)/Annualized.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                 Money Market II Fund
                                             ------------------------------------------------------------      --------------
                                               Six Months                                                        Six Months
                                                 Ended                  Year Ended August 31,                      Ended
                                              February 29,  ---------------------------------------------       February 29,
                                               2008/(e)/      2007          2006      2005     2004     2003     2008/(e)/
                                             ------------   --------      --------  -------  -------  -------  ------------

PER SHARE DATA
Net asset value at beginning of period...... $   1.00       $   1.00      $   1.00  $  1.00  $  1.00  $  1.00  $ 14.59
                                             ------------------------------------------------------------      --------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........     0.02           0.05          0.04     0.02     0.01     0.01    (0.05)
   Net realized and unrealized gain (loss)
    on investments and
    foreign currencies......................        -              -             -        -        -        -    (2.23)
   Net increase from payments by
    affiliates..............................        -              -             -        -        -        -        -
                                             ------------------------------------------------------------      --------------
   Total income (loss) from investment
    operations..............................     0.02           0.05          0.04     0.02     0.01     0.01    (2.28)
                                             ------------------------------------------------------------      --------------
Distributions from:
   Net investment income....................     (0.02)        (0.05)        (0.04)   (0.02)   (0.01)   (0.01)       -
   Net realized gain on securities..........          -            -.            -        -        -        -    (0.84)
                                             ------------------------------------------------------------      --------------
   Total distributions......................     (0.02)        (0.05)        (0.04)   (0.02)   (0.01)   (0.01)   (0.84)
                                             ------------------------------------------------------------      --------------
Net asset value at end of period............ $   1.00       $   1.00      $   1.00  $  1.00  $  1.00  $  1.00  $ 11.47
                                             ------------------------------------------------------------      --------------
TOTAL RETURN/(a)/...........................     1.94%          4.88%         4.09%    1.99%    0.59%    0.83%  (16.44)%
                                             ------------------------------------------------------------      --------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/     0.55%/(f)/     0.55%         0.56%    0.56%    0.55%    0.56%    1.16%/(f)/
Ratio of expenses to average net assets/(c)/     0.62%/(f)/     0.64%         0.67%    0.75%    0.80%    0.85%    1.34%/(f)/
Ratio of expense reduction to
 average net assets.........................        -              -             -        -        -        -     0.00%/(f)/
Ratio of net investment income (loss) to
 average net assets/(b)/....................     3.86%/(f)/     4.78%         4.13%    1.98%    0.59%    0.82%   (0.70)%/(f)/
Ratio of net investment income (loss) to
 average net assets/(c)/....................     3.79%/(f)/     4.69%         4.02%    1.78%    0.34%    0.53%   (0.88)%/(f)/
Portfolio turnover rate.....................      N/A            N/A           N/A      N/A      N/A      N/A      119%
Number of shares outstanding at end of
 period (000's).............................  353,999        337,050       151,326   75,836   72,901   79,798    4,199
Net assets at the end of period (000's)..... $354,041       $337,050      $151,326  $75,836  $72,901  $79,798  $48,147

                                                    Small Cap Growth Fund
                                             ------------------------------------------------

                                                           Year Ended August 31,
                                             -----------------------------------------------
                                               2007      2006      2005      2004      2003
                                             -------   -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period...... $ 12.68   $ 12.19   $ 10.20   $  9.70   $  7.40
                                             ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/........   (0.09)    (0.07)    (0.09)    (0.09)    (0.05)
   Net realized and unrealized gain (loss)
    on investments and
    foreign currencies......................    2.00      0.56      2.08      0.59      2.35
   Net increase from payments by
    affiliates..............................       -         -         -         -         -
                                             ------------------------------------------------
   Total income (loss) from investment
    operations..............................    1.91      0.49      1.99      0.50      2.30
                                             ------------------------------------------------
Distributions from:
   Net investment income....................       -         -         -         -         -
   Net realized gain on securities..........       -         -         -         -         -
                                             ------------------------------------------------
   Total distributions......................       -         -         -         -         -
                                             ------------------------------------------------
Net asset value at end of period............ $ 14.59   $ 12.68   $ 12.19   $ 10.20   $  9.70
                                             ------------------------------------------------
TOTAL RETURN/(a)/...........................   15.06%     4.02%    19.51%     5.15%    31.08%
                                             ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/    1.16%     1.16%     1.16%     1.16%     1.16%
Ratio of expenses to average net assets/(c)/    1.35%     1.40%     1.44%     1.46%     1.57%
Ratio of expense reduction to
 average net assets.........................    0.01%        -         -         -         -
Ratio of net investment income (loss) to
 average net assets/(b)/....................   (0.67)%   (0.55)%   (0.81)%   (0.84)%   (0.66)%
Ratio of net investment income (loss) to
 average net assets/(c)/....................   (0.86)%   (0.79)%   (1.09)%   (1.14)%   (1.06)%
Portfolio turnover rate.....................      58%       69%       46%       66%       37%
Number of shares outstanding at end of
 period (000's).............................   3,884     3,892     3,779     3,800     4,565
Net assets at the end of period (000's)..... $56,678   $49,354   $46,088   $38,755   $44,290

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited.
/(f)/Annualized.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                       Small Cap Value Fund
                                                ------------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Year Ended August 31,
                                                 February 29,  ---------------------------------------------------
                                                  2008/(h)/         2007        2006      2005      2004     2003
                                                ------------   --------       --------  --------  -------  -------

PER SHARE DATA
Net asset value at beginning of period......... $  15.35       $  15.06       $  15.61   $ 13.68  $ 11.70  $ 10.04
                                                ------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...........     0.08           0.12           0.11    0.12//     0.04     0.07
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........    (1.86)          1.27           1.25      2.68     1.99     1.84
   Net increase from payments by
    affiliates.................................        -           0.00              -         -        -        -
                                                ------------------------------------------------------------------
   Total income (loss) from investment
    operations.................................    (1.78)          1.39           1.36      2.80     2.03     1.91
                                                ------------------------------------------------------------------
Distributions from:
   Net investment income.......................     (0.09)         (0.07)        (0.02)    (0.13)   (0.05)   (0.09)
   Net realized gain on securities.............     (0.70)         (1.03)        (1.89)    (0.74)       -    (0.16)
                                                ------------------------------------------------------------------
   Total distributions.........................     (0.79)         (1.10)        (1.91)    (0.87)   (0.05)   (0.25)
                                                ------------------------------------------------------------------
Net asset value at end of period............... $  12.78       $  15.35       $  15.06   $ 15.61  $ 13.68  $ 11.70
                                                ------------------------------------------------------------------
TOTAL RETURN/(a)/..............................   (11.92)%         9.22%/(g)/     9.69%    20.84%   17.37%   19.47%
                                                ------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...     0.95%/(i)/     0.95%          0.95%     0.95%    0.95%    0.95%
Ratio of expenses to average net assets/(c)/...     1.09%/(i)/     1.11%          1.21%     1.22%    1.28%    1.40%
Ratio of expense reductions to
 average net assets............................     0.01%/(i)/     0.00%             -         -        -        -
Ratio of net investment income (loss) to
 average net assets/(b)/.......................     1.15%/(i)/     0.77%          0.74%     0.83%    0.34%    0.72%
Ratio of net investment income (loss) to
 average net assets/(c)/.......................     1.01%/(i)/     0.61%          0.49%     0.56%    0.01%    0.26%
Portfolio turnover rate........................       14%            33%            58%       85%      47%      42%
Number of shares outstanding at end of period
 (000's).......................................   19,124         16,918          7,622     6,235    5,217    5,035
Net assets at the end of period (000's)........ $244,409       $259,704       $114,809   $97,314  $71,371  $58,923

                                                                          Socially Responsible Fund
                                                ------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                           Year Ended August 31,
                                                 February 29,  ---------------------------------------------------------
                                                  2008/(h)/         2007        2006         2005         2004       2003
                                                ------------   --------       --------  ---------       -------  -------

PER SHARE DATA
Net asset value at beginning of period......... $  13.49       $  12.06       $  11.21   $  10.25       $  9.42  $  8.44
                                                ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...........     0.10           0.19           0.17     0.15//          0.09     0.09
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.........    (1.23)          1.51           0.96       0.96          0.82     0.96
   Net increase from payments by
    affiliates.................................        -           0.00              -       0.00             -     0.00
                                                ------------------------------------------------------------------------
   Total income (loss) from investment
    operations.................................    (1.13)          1.70           1.13       1.11          0.91     1.05
                                                ------------------------------------------------------------------------
Distributions from:
   Net investment income.......................    (0.12)         (0.06)         (0.05)     (0.15)        (0.08)   (0.07)
   Net realized gain on securities.............    (0.70)         (0.21)         (0.23)         -             -        -
                                                ------------------------------------------------------------------------
   Total distributions.........................    (0.82)         (0.27)         (0.28)     (0.15)        (0.08)   (0.07)
                                                ------------------------------------------------------------------------
Net asset value at end of period............... $  11.54       $  13.49       $  12.06   $  11.21       $ 10.25  $  9.42
                                                ------------------------------------------------------------------------
TOTAL RETURN/(a)/..............................    (8.85)%        14.22%/(f)/    10.16%     10.85%/(e)/    9.70%   12.58%/(e)/
                                                ------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...     0.56%/(i)/     0.56%          0.56%      0.56%         0.56%    0.56%
Ratio of expenses to average net assets/(c)/...     0.61%/(i)/     0.63%          0.71%      0.71%         0.96%    1.30%
Ratio of expense reductions to
 average net assets............................     0.03%/(i)/     0.03%             -          -             -        -
Ratio of net investment income (loss) to
 average net assets/(b)/.......................     1.61%/(i)/     1.45%          1.52%      1.47%         0.91%    1.11%
Ratio of net investment income (loss) to
 average net assets/(c)/.......................     1.57%/(i)/     1.38%          1.37%      1.32%         0.51%    0.37%
Portfolio turnover rate........................       71%           152%           172%        74%          117%      96%
Number of shares outstanding at end of period
 (000's).......................................   81,450         68,651         24,486     17,180         3,205    1,314
Net assets at the end of period (000's)........ $939,739       $925,906       $295,231   $192,604       $32,850  $12,380

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/The Fund's performance was increased by less than 0.01% from a reimbursement by an affiliate (See Note 3).
/(g)/The Fund's performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions. (See Note 3).
/(h)/Unaudited.
/(i)/Annualized.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                   Strategic Bond Fund
                                                    --------------------------------------------------------------------
                                                      Six Months
                                                        Ended                             Year Ended August 31,
                                                     February 29,  -----------------------------------------------------
                                                      2008/(h)/      2007         2006           2005          2004
                                                    ------------   --------  --------       --------       -------

PER SHARE DATA
Net asset value at beginning of period............. $  11.33       $  11.36  $  11.08       $  10.66       $ 10.28
                                                    --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............     0.32           0.61      0.58           0.56          0.57
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............     0.08          (0.12)     0.04           0.65          0.46
   Net increase from payments by affiliates........        -              -      0.00              -             -
                                                    --------------------------------------------------------------------
   Total income (loss) from investment operations..     0.40           0.49      0.62           1.21          1.03
                                                    --------------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.51)         (0.40)    (0.16)         (0.54)        (0.56)
   Net realized gain on securities.................    (0.08)         (0.12)    (0.18)         (0.25)        (0.09)
                                                    --------------------------------------------------------------------
   Total distributions.............................    (0.59)         (0.52)    (0.34)         (0.79)        (0.65)
                                                    --------------------------------------------------------------------
Net asset value at end of period................... $  11.14       $  11.33  $  11.36       $  11.08       $ 10.66
                                                    --------------------------------------------------------------------
TOTAL RETURN/(a)/..................................     3.50%          4.32%     5.75%/(g)/    11.66%/(e)/   10.30%
                                                    --------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.89%/(i)/     0.89%     0.89%          0.89%         0.88%
Ratio of expenses to average net assets/(c)/.......     0.98%/(i)/     1.02%     1.12%          1.09%         1.22%
Ratio of expense reductions to average net assets..        -              -         -              -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     5.74%/(i)/     5.49%     5.38%          5.21%         5.54%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     5.65%/(i)/     5.35%     5.16%          5.01%         5.20%
Portfolio turnover rate............................       71%           120%      104%           155%/(f)/     128%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................   28,803         25,743    17,195         12,302         7,484
Net assets at the end of period (000's)............ $320,842       $291,727  $195,413       $136,295       $79,793

                                                    --------


                                                    --------
                                                        2003
                                                    -------

PER SHARE DATA
Net asset value at beginning of period............. $  9.31
                                                    --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............    0.66
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............    0.95
   Net increase from payments by affiliates........       -
                                                    --------
   Total income (loss) from investment operations..    1.61
                                                    --------
Distributions from:
   Net investment income...........................   (0.64)
   Net realized gain on securities.................       -
                                                    --------
   Total distributions.............................   (0.64)
                                                    --------
Net asset value at end of period................... $ 10.28
                                                    --------
TOTAL RETURN/(a)/..................................   17.73%
                                                    --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......    0.89%
Ratio of expenses to average net assets/(c)/.......    1.52%
Ratio of expense reductions to average net assets..       -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................    6.79%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................    6.17%
Portfolio turnover rate............................      76%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................   4,431
Net assets at the end of period (000's)............ $45,565

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.10% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                         Fund           2005 2004 2003
                         -------------- ---- ---- ----
                         Strategic Bond 153% 127%  63%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
/(h)/Unaudited.
/(i)/Annualized.

VALIC Company II
APPROVAL OF ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------

 At a meeting held on October 30, 2007, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Fund the Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (the "JP Morgan") (the "Sub-Advisory Agreement").

 The Board was advised that JP Morgan had completed a detailed questionnaire and that its responses were reviewed by management and counsel to the Independent Trustees. The Trustees were advised of the various factors that they should consider in their review of the Sub-Advisory Agreement.

 The Board received materials relating to its consideration of the Sub-Advisory Agreement, including: (1) JP Morgan's sub-advisory fee rate, compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives ("Peer Group"), as selected by an independent third-party provider of investment company data; (2) the investment performance of the Fund compared to performance of funds in its Peer Group and against its benchmark; (3) the nature, extent and quality of services to be provided by JP Morgan; (4) the costs of services and the benefits potentially derived by JP Morgan; (5) the terms of the Sub-Advisory Agreement; (6) whether the Fund will benefit from possible economies of scale by engaging JP Morgan as a sub-adviser; and
(7) information regarding JP Morgan's compliance and regulatory history. The matters discussed below were considered separately by the Independent Trustees in executive sessions during which counsel that is independent of VALIC provided guidance to the Independent Trustees.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided by JP Morgan. The Board noted that JP Morgan would manage the Fund's portfolio of securities on a day-to-day basis, which includes providing investment research, advice and supervision, and determining which Fund securities should be purchased or sold. The Board considered JP Morgan's history and investment experience. The Board reviewed the qualifications, background and responsibilities of its portfolio managers and other JP Morgan investment and compliance personnel. The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by JP Morgan and that there was a reasonable basis on which to conclude that JP Morgan would provide a high quality of investment management services to the Fund.

 Fees and Expenses. The Board received and reviewed information regarding the Fund's sub-advisory fees compared against the sub-advisory fees and expense ratios of other similar funds in its category as tracked by an independent third-party provider of investment company data. It was noted that VALIC negotiated the sub-advisory fee rate with JP Morgan and the sub-advisory fees charged by other sub-advisers for managing a similar asset category may vary between different clients for various reasons including market pricing demands, existing relationships and individual client needs. The Board recognized that the advisory fee rate for JP Morgan was slightly below the current fees charged by Franklin Advisers and that VALIC would retain more of its advisory fee. However, it was additionally noted that VALIC has been reimbursing the Fund for expenses in excess of the Fund's expense limitation (1.16%) since the Fund's inception.

 The Board noted that with the sub-adviser change, VALIC agreed to institute breakpoints to the Fund's advisory fee schedule such that once the Fund's total assets exceed $100 million the advisory fee rate charged to the Fund will begin to decrease. It was noted that the total expenses borne by the Fund will not change as a result of the advisory fee change or the change of sub-adviser. On the basis of the information considered, the Board concluded that the sub-advisory fee rates were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

 Investment Performance. Management reported that the rationale for hiring JP Morgan was due to the Fund's inconsistent performance. The Board received and reviewed information regarding the Fund's actual investment performance compared to the Russell 2000 Growth Index, its current benchmark and the average of the Morningstar Small Cap Growth Category. In addition, the Board considered management's presentation of the performance of the JP Morgan Small Cap Growth Fund, which is managed by the same portfolio managers and in the same investment style as the Fund would be managed. The Fund's actual performance for the one- and three-year periods ended September 30, 2007, trailed the Russell 2000 Growth Index and its Morningstar Category for the periods; however, the performance of the JP Morgan Small Cap Growth Fund outperformed the Index and the Category for such periods. The Board concluded that management was addressing the Fund's performance by proposing a new sub-adviser.

 Profitability and Economies of Scale. In considering the profitability to JP Morgan in connection with its relationship with the Fund, the Trustees noted that the fees under the Sub-Advisory Agreement are paid by VALIC. The Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the Trustees determined that the profitability to JP Morgan from its relationship with the Fund was not a material factor in their deliberations. For similar reasons, the potential for the Fund to experience economies of scale from JP Morgan's management of the Fund was not considered a material factor to the Board's consideration of JP Morgan.

 Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by JP Morgan and noted that VALIC would compensate JP Morgan out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreement provides that JP Morgan will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreement and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

 Compliance. The Board reviewed JP Morgan's compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning JP Morgan's compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that they did not have any concerns with JP Morgan's personnel or regulatory history.

 Conclusions. In reaching its decision to recommend the approval of the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that JP Morgan possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

 Further, based upon its review of Sub-Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Sub-Advisory Agreement are reasonable, fair and in the best interest of the Fund and its shareholders, and (2) the sub-advisory fee rate is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company II

                Supplement to Prospectus dated January 1, 2008

Supplement to the Statement of Additional Information ("SAI") dated January 1,
                                     2008

Effective May 1, 2008, VALIC Company II ("VC II") changed its name to AIG Retirement Company II ("ARC II"). All references to VC II contained in the Prospectus and SAI are amended to ARC II.

Date: May 1, 2008

VALIC Company II

BOARD OF TRUSTEES
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUBADVISERS
AIG Global Investment Corp.
70 Pine Street
New York, New York 10270

AIG SunAmerica Asset Management Corp.
Haborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

Invesco Aim Capital Management, Inc.
11 Greenway Plaza
Houston, Texas 77046

Bridgeway Capital Management, Inc.
5615 Kirby Dr., Suite 518
Houston, TX 77005

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

J.P. Morgan Investment Management, Inc.
245 Park Avenue
New York NY 10167

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02110-2900

Wellington Management Co. LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1201 Louisiana
Suite 2900
Houston, TX 77002

TRANSFER AND SHAREHOLDER
SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler,
Vice President
Cynthia A. Gibbons,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Diedre L. Shepherd,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
Matthew J. Hackethal,
Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VALIC Company II's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company II uses to determine how to vote proxies related to securities held in the Fund's portfolios, which is available in VALIC Company II's Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

 Information regarding how VALIC Company II voted proxies relating to securities held in the VALIC Company II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

 This report is for the information of the shareholders and variable contract owners investing in VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

 The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

                                                          AIG RETIREMENT ONLINE
                                                                 Account Access

        You must establish a Manage your account on the Web through AIG Retirement
     Personal Identification Online
         Number (PIN) before
         using the automated Enjoy quick, easy and secure access -- now or anytime.
           account services. Go to www.aigretirement.com and click on Access Your
                             Account in the "Links to Login" section.
       Your PIN is valid for You'll find these exciting features:
both AIG Retirement by Phone
           at 1.800.448.2542 .  View your account portfolio including values and AIG Retirement Online. .  View, download or print account and transaction confirmation statements
                             .  View current and historical fund performance and
                                unit values
                             .  View or download transaction history
                             .  View your financial advisor's contact information
                             .  Update or reset your Personal Identification Number
                                (PIN)
                             .  Change your contact information such as telephone,
                                address or e-mail
                             .  Initiate account transactions including:
                             (greater than)Allocation changes
                             (greater than)Transfer money among investment options
                             (greater than)
                                           Rebalance account to your desired allocation mix
                             .  Model loans
                             .  Request forms for a variety of services
                             .  Display information from other accounts
                             .  Enroll in the electronic document delivery service

                             Start exploring AIG Retirement Online today by establishing a Personal Identification Number (PIN)

                             To set up a PIN through AIG Retirement Online:

                             .  Go to www.aigretirement.com
                             .  Click on Access Your Account in the "Links to
                                Login" section
                             .  Click "I am a new user"
                             .  Enter the information required to establish a new
                                PIN
                             . Click "I Agree" to accept AIG Retirement's access agreement (required)
                             . Verify and/or update your address, e-mail and telephone number
                             . Click "Continue" to update your record and proceed to the Client Summary screen

                             Your PIN setup is complete when the Client Summary screen appears.

                             This PIN is valid for both AIG Retirement by Phone at 1-800-448-2542 and AIG Retirement Online.

                             AIG Retirement by Phone is AIG Retirement's toll-free automated phone line providing 24-hour access to your account.


                                              -------------
                    VALIC Company II            PRSRT STD
                    P.O. Box 3206             U.S. POSTAGE
                    Houston, Texas 77253-3206     PAID
                                               PONTIAC, IL
                                              PERMIT NO. 97
                                              -------------

VL 11387 VER 02/08

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940
                (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

        (a)     (1) Not applicable

                (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: May 08, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: May 08, 2008

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: May 08, 2008